                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05547

                                  Laudus Trust
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
             (Address of principal executive offices)      (Zip code)

                                 Evelyn Dilsaver
                                  Laudus Trust
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2006


Item 1. SCHEDULE OF INVESTMENTS.

LAUDUS TRUST
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND(TM)

PORTFOLIO HOLDINGS As of December 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST          VALUE
HOLDINGS BY CATEGORY                                      ($)           ($)
 99.3%  COMMON STOCK                                  91,504,673    108,139,012

  1.2%  SHORT-TERM
        INVESTMENT                                     1,278,000      1,278,000
--------------------------------------------------------------------------------
100.5%  TOTAL INVESTMENTS                             92,782,673    109,417,012

(0.5)%  OTHER ASSETS AND
        LIABILITIES                                                    (503,350)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                  108,913,662

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
COMMON STOCK 99.3% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 1.0%
--------------------------------------------------------------------------------
Campbell Soup Co.                                          2,960         115,114
Corn Products International, Inc.                          4,400         151,976
Kellogg Co.                                               13,260         663,796
Seaboard Corp.                                                12          21,180
The Pepsi Bottling Group, Inc.                             2,890          89,330
                                                                     -----------
                                                                       1,041,396
AIRLINES 0.2%
--------------------------------------------------------------------------------
Continental Airlines, Inc., Class B *                      5,130         211,613

AUTOS 0.3%
--------------------------------------------------------------------------------
Autoliv, Inc.                                              4,800         289,440

BANKS & CREDIT INSTITUTIONS 7.7%
--------------------------------------------------------------------------------
Bank of America Corp.                                     75,420       4,026,674
Capital One Financial Corp.                               10,210         784,332
Countrywide Financial Corp.                               31,377       1,331,954
IndyMac Bancorp, Inc.                                      2,140          96,642
KeyCorp                                                    1,100          41,833
PNC Financial Services Group, Inc.                        14,696       1,088,092
Regions Financial Corp.                                    3,400         127,160
Wachovia Corp.                                            14,800         842,860
                                                                     -----------
                                                                       8,339,547
BASIC MINERALS & METALS 3.6%
--------------------------------------------------------------------------------
Allegheny Technologies, Inc.                               5,670         514,156
Commercial Metals Co.                                      7,460         192,468
Freeport-McMoRan Copper & Gold, Inc., Class B             10,270         572,347
Nucor Corp.                                               12,091         660,894
Phelps Dodge Corp.                                        10,330       1,236,707
Southern Copper Corp.                                      2,800         150,892
Steel Dynamics, Inc.                                       2,957          95,955
United States Steel Corp.                                  6,300         460,782
                                                                     -----------
                                                                       3,884,201
BEER, LIQUOR, & TOBACCO 1.4%
--------------------------------------------------------------------------------
Altria Group, Inc.                                        11,878       1,019,370
UST, Inc.                                                  8,940         520,308
                                                                     -----------
                                                                       1,539,678
BIOTECHNOLOGY 2.3%
--------------------------------------------------------------------------------
Biogen Idec, Inc. *                                        1,913          94,101
Celgene Corp. *                                           19,500       1,121,835
Gilead Sciences, Inc. *                                   19,910       1,292,756
                                                                     -----------
                                                                       2,508,692
CELLULAR & WIRELESS 0.5%
--------------------------------------------------------------------------------
NII Holdings, Inc. *                                       8,300         534,852

CHEMICALS & RUBBER 1.4%
--------------------------------------------------------------------------------
FMC Corp.                                                  2,260         173,003
Hercules, Inc. *                                           6,400         123,584
PPG Industries, Inc.                                       8,810         565,690
The Sherwin-Williams Co.                                  10,980         698,108
                                                                     -----------
                                                                       1,560,385
COMMERCIAL AIRCRAFT & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                     2,600         164,554

COMMUNICATIONS UTILITIES 3.9%
--------------------------------------------------------------------------------
AT&T Corp.                                                87,341       3,122,441
Google, Inc., Class A *                                    1,300         598,624
Qwest Communications International, Inc. *                42,136         352,678
The DIRECTV Group, Inc. *                                  5,710         142,407
                                                                     -----------
                                                                       4,216,150
CONSTRUCTION MATERIALS 0.2%
--------------------------------------------------------------------------------
MDU Resources Group, Inc.                                  8,817         226,068

CONSUMER DURABLES 0.7%
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                                     10,670         751,915

DRUGS & PHARMACEUTICALS 3.9%
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                     840          22,109
Cephalon, Inc. *                                           3,810         268,262
King Pharmaceuticals, Inc. *                              14,070         223,994
Merck & Co., Inc.                                          5,300         231,080
NBTY, Inc. *                                                 450          18,707
Pfizer, Inc.                                              12,232         316,809
Schering-Plough Corp.                                     51,824       1,225,119
Wyeth                                                     38,450       1,957,874
                                                                     -----------
                                                                       4,263,954
ELECTRIC UTILITIES 3.8%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                     520          23,873
Alliant Energy Corp.                                       1,780          67,231
Consolidated Edison, Inc.                                 12,900         620,103
Edison International                                      10,750         488,910
FPL Group, Inc.                                           13,100         712,902
Northeast Utilities                                        9,277         261,240
OGE Energy Corp.                                             674          26,960
Pepco Holdings, Inc.                                       4,970         129,270
PG&E Corp.                                                17,732         839,255

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Pinnacle West Capital Corp.                                6,300         319,347
Puget Energy, Inc.                                         1,580          40,069
Westar Energy, Inc.                                        4,570         118,637
Xcel Energy, Inc.                                         22,630         521,848
                                                                     -----------
                                                                       4,169,645
FURNITURE & HOUSEHOLD ITEMS 1.8%
--------------------------------------------------------------------------------
Acuity Brands, Inc.                                        2,400         124,896
Cooper Industries Ltd., Class A                            2,460         222,458
Genlyte Group, Inc. *                                      1,400         109,354
Hasbro, Inc.                                                 190           5,177
Herman Miller, Inc.                                        2,185          79,447
Hillenbrand Industries, Inc.                               3,660         208,364
International Game Technology                             13,840         639,408
Procter & Gamble Co.                                       6,200         398,474
Steelcase, Inc., Class A                                   4,800          87,168
Thomas & Betts Corp. *                                     2,980         140,894
                                                                     -----------
                                                                       2,015,640
GOVERNMENT AIRCRAFT & DEFENSE 2.2%
--------------------------------------------------------------------------------
Garmin Ltd.                                               10,121         563,335
General Dynamics Corp.                                     9,040         672,124
Lockheed Martin Corp.                                      1,600         147,312
Raytheon Co.                                              16,950         894,960
Textron, Inc.                                              1,660         155,658
                                                                     -----------
                                                                       2,433,389
HEALTH CARE & HOSPITAL 1.0%
--------------------------------------------------------------------------------
Humana, Inc. *                                             9,230         510,511
Laboratory Corp. of America Holdings *                     7,320         537,801
                                                                     -----------
                                                                       1,048,312
INFORMATION & SERVICES 1.4%
--------------------------------------------------------------------------------
Accenture Ltd., Class A                                   13,320         491,907
Alliance Data Systems Corp. *                                605          37,794
Ceridian Corp. *                                           8,620         241,188
Convergys Corp. *                                          4,600         109,388
Expedia, Inc. *                                              218           4,574
IAC/InterActiveCorp. *                                    10,680         396,869
Manpower, Inc.                                             2,009         150,534
URS Corp. *                                                3,000         128,550
                                                                     -----------
                                                                       1,560,804
INSTRUMENTS 1.6%
--------------------------------------------------------------------------------
Baxter International, Inc.                                 3,270         151,695
Beckman Coulter, Inc.                                      2,400         143,520
Bio-Rad Laboratories, Inc., Class A *                        330          27,232
Honeywell International, Inc.                             18,500         836,940
Johnson & Johnson                                          5,310         350,566
Mettler-Toledo International, Inc. *                          90           7,096
Teleflex, Inc.                                             2,260         145,906
Trimble Navigation Ltd. *                                    720          36,526
                                                                     -----------
                                                                       1,699,481
INSURANCE 7.3%
--------------------------------------------------------------------------------
ACE Ltd.                                                  15,800         957,006
Alleghany Corp. *                                            260          94,536
American Financial Group, Inc.                             5,250         188,527
American International Group, Inc.                         2,300         164,818
American National Insurance Co.                              400          45,644
Arch Capital Group Ltd. *                                  4,100         277,201
Arthur J. Gallagher & Co.                                  3,257          96,244
Aspen Insurance Holdings Ltd.                              1,160          30,578
CNA Financial Corp. *                                      3,040         122,573
Conseco, Inc. *                                            8,800         175,824
Endurance Specialty Holdings Ltd.                          3,560         130,225
Everest Re Group Ltd.                                      3,400         333,574
HCC Insurance Holdings, Inc.                               6,700         215,003
Leucadia National Corp.                                    4,700         132,540
Loews Corp.                                               22,500         933,075
MGIC Investment Corp.                                      5,070         317,078
Old Republic International Corp.                          11,700         272,376
PartnerRe Ltd.                                             2,940         208,828
Prudential Financial, Inc.                                   700          60,102
Radian Group, Inc.                                         4,800         258,768
Reinsurance Group of America, Inc.                         1,870         104,159
RenaissanceRe Holdings Ltd.                                3,760         225,600
The Allstate Corp.                                        25,500       1,660,305
The Chubb Corp.                                            3,650         193,121
The St. Paul Travelers Cos., Inc.                         12,330         661,998
Wesco Financial Corp.                                        200          92,000
                                                                     -----------
                                                                       7,951,703
INTEGRATED OIL COMPANIES 9.2%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                                       37,290       2,741,934
ConocoPhillips                                            15,970       1,149,041
Exxon Mobil Corp.                                         61,430       4,707,381
Marathon Oil Corp.                                        14,830       1,371,775
                                                                     -----------
                                                                       9,970,131
IT HARDWARE 5.2%
--------------------------------------------------------------------------------
Agere Systems, Inc. *                                      9,790         187,674
Amphenol Corp., Class A                                    5,600         347,648
AVX Corp.                                                  3,090          45,701
Cisco Systems, Inc. *                                     93,662       2,559,782
Crown Castle International Corp. *                        11,753         379,622
Flextronics International Ltd. *                          24,283         278,769
Harris Corp.                                               5,280         242,141
Integrated Device Technology, Inc. *                      11,420         176,782
Intel Corp.                                                2,500          50,625
Intersil Corp., Class A                                        3              72
L-3 Communications Holdings, Inc.                          1,200          98,136
Lam Research Corp. *                                       8,658         438,268
LSI Logic Corp. *                                         23,730         213,570
MEMC Electronic Materials, Inc. *                          8,960         350,694
NVIDIA Corp. *                                             4,991         184,717
Vishay Intertechnology, Inc. *                            10,000         135,400
                                                                     -----------
                                                                       5,689,601
LAND & WATER TRANSPORTATION 1.5%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                         7,910         583,837
CSX Corp.                                                    590          20,314
Laidlaw International, Inc.                                6,000         182,580
Seacor Holdings, Inc. *                                      500          49,570

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF       VALUE
SECURITY                                                 SHARES         ($)
Union Pacific Corp.                                        8,800        809,776
                                                                    -----------
                                                                      1,646,077
MAINFRAME & MINICOMPUTERS 0.9%
-------------------------------------------------------------------------------
Apple Computer, Inc. *                                    11,265        955,723

METAL PRODUCTS & MACHINERY 4.2%
-------------------------------------------------------------------------------
AGCO Corp. *                                               5,310        164,291
Crown Holdings, Inc. *                                       750         15,690
Dover Corp.                                                8,437        413,582
Emerson Electric Co.                                      11,480        506,153
General Electric Co.                                      51,127      1,902,436
Illinois Tool Works, Inc.                                  9,870        455,895
Kennametal, Inc.                                           2,498        147,007
Lincoln Electric Holdings, Inc.                            1,960        118,423
Parker Hannifin Corp.                                        795         61,120
SPX Corp.                                                  3,540        216,507
Terex Corp. *                                              5,790        373,918
The Manitowoc Co., Inc.                                      110          6,537
Trinity Industries, Inc.                                   4,810        169,312
Varian Semiconductor Equipment Associates, Inc. *             50          2,276
                                                                    -----------
                                                                      4,553,147
MISCELLANEOUS FINANCE 8.1%
-------------------------------------------------------------------------------
A.G. Edwards, Inc.                                         4,100        259,489
Chicago Mercantile Exchange Holdings, Inc.,
   Class A                                                 1,240        632,090
Citigroup, Inc.                                           27,580      1,536,206
JPMorgan Chase & Co.                                       4,100        198,030
Merrill Lynch & Co., Inc.                                 20,700      1,927,170
Morgan Stanley                                            25,930      2,111,480
Nuveen Investments, Inc., Class A                          2,490        129,181
Raymond James Financial, Inc.                              2,850         86,384
The Goldman Sachs Group, Inc.                             10,000      1,993,500
                                                                    -----------
                                                                      8,873,530
OIL & COAL RESOURCES 1.7%
-------------------------------------------------------------------------------
Apache Corp.                                              10,590        704,341
Newfield Exploration Co. *                                 2,310        106,145
Questar Corp.                                              4,840        401,962
Unit Corp. *                                               2,670        129,361
XTO Energy, Inc.                                          10,174        478,687
                                                                    -----------
                                                                      1,820,496
OIL DISTRIBUTION 0.1%
-------------------------------------------------------------------------------
Tesoro Corp.                                               1,420         93,393

OIL DRILLING & SERVICES 1.7%
-------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                            3,800        303,772
ENSCO International, Inc.                                  9,000        450,540
Noble Corp.                                                1,060         80,719
Rowan Cos., Inc.                                           1,600         53,120
Schlumberger Ltd.                                         10,354        653,959
Superior Energy Services, Inc. *                           4,900        160,132
Tidewater, Inc.                                            3,800        183,768
Transocean, Inc. *                                           210         16,987
                                                                    -----------
                                                                      1,902,997
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 2.6%
-------------------------------------------------------------------------------
Hewlett-Packard Co.                                       69,600      2,866,824

PUBLISHING, BROADCASTING & CINEMA 4.3%
-------------------------------------------------------------------------------
Gannett Co., Inc.                                          7,080        428,057
News Corp., Class A                                       64,637      1,388,403
R.R. Donnelley & Sons Co.                                  5,980        212,529
Time Warner, Inc.                                        118,600      2,583,108
Tribune Co.                                                1,730         53,249
                                                                    -----------
                                                                      4,665,346
REAL ESTATE DEVELOPMENT 0.1%
-------------------------------------------------------------------------------
Service Corp. International                               13,790        141,348

REAL ESTATE INVESTMENT TRUSTS 0.6%
-------------------------------------------------------------------------------
HRPT Properties Trust                                      5,470         67,554
iStar Financial, Inc.                                      6,630        317,047
Weingarten Realty Investors                                4,940        227,783
                                                                    -----------
                                                                        612,384
RESTAURANTS, HOTELS & THEATERS 1.8%
-------------------------------------------------------------------------------
Burger King Holdings, Inc. *                                 290          6,119
McDonald's Corp.                                          44,780      1,985,097
                                                                    -----------
                                                                      1,991,216
RETAIL 2.8%
-------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                           5,700        396,891
American Eagle Outfitters, Inc.                            4,050        126,400
AutoNation, Inc. *                                         5,330        113,636
AutoZone, Inc. *                                           3,340        385,970
Barnes & Noble, Inc.                                       3,200        127,072
Big Lots, Inc. *                                           5,680        130,186
Dillard's, Inc., Class A                                   3,600        125,892
Limited Brands, Inc.                                      18,130        524,682
Nordstrom, Inc.                                            8,800        434,192
OfficeMax, Inc.                                            4,160        206,544
Safeway, Inc.                                             12,510        432,346
The Kroger Co.                                               400          9,228
                                                                    -----------
                                                                      3,013,039
SOAPS & COSMETICS 1.1%
-------------------------------------------------------------------------------
Colgate-Palmolive Co.                                     18,770      1,224,555
The Estee Lauder Cos., Inc., Class A                         140          5,715
                                                                    -----------
                                                                      1,230,270
SOFTWARE 4.9%
-------------------------------------------------------------------------------
BMC Software, Inc. *                                      12,160        391,552
Cadence Design Systems, Inc. *                               620         11,104
Cognizant Technology Solutions Corp., Class A *            7,819        603,314
Computer Sciences Corp. *                                  5,360        286,063
Emdeon Corp. *                                            16,140        199,975
First Data Corp.                                             200          5,104
International Business Machines Corp.                      8,340        810,231
Intuit, Inc. *                                                 1             31
Microsoft Corp.                                           25,390        758,145
Oracle Corp. *                                           116,220      1,992,011

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Sybase, Inc. *                                             1,600          39,520
Synopsys, Inc. *                                           8,411         224,826
                                                                     -----------
                                                                       5,321,876
TEXTILES & APPAREL 1.4%
--------------------------------------------------------------------------------
Coach, Inc. *                                              1,740          74,750
Guess?, Inc. *                                             1,070          67,870
Jones Apparel Group, Inc.                                  6,480         216,626
Liz Claiborne, Inc.                                        6,260         272,060
NIKE, Inc., Class B                                          640          63,379
Phillips-Van Heusen Corp.                                  2,980         149,507
Polo Ralph Lauren Corp.                                    3,447         267,694
VF Corp.                                                   4,900         402,192
                                                                     -----------
                                                                       1,514,078
WHOLESALE 0.8%
--------------------------------------------------------------------------------
Anixter International, Inc. *                              1,900         103,170
Arrow Electronics, Inc. *                                  7,170         226,213
Avnet, Inc. *                                              7,600         194,028
W.W. Grainger, Inc.                                        4,900         342,706
                                                                     -----------
                                                                         866,117
TOTAL COMMON STOCK
(COST $91,504,673)                                                   108,139,012

SECURITY                                             FACE AMOUNT
         RATE, MATURITY DATE                             ($)
SHORT-TERM INVESTMENT 1.2% OF NET ASSETS

REPURCHASE AGREEMENT 1.2%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 12/29/06, due
   01/02/07 at 5%, with a maturity value of
   $1,278,710 (fully collateralized by Federal
   National Mortgage Association with a value of
   $1,318,986.)                                        1,278,000       1,278,000
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $1,278,000)                                                      1,278,000

END OF INVESTMENTS.

At 12/31/06 the tax basis cost of the fund's investments was $93,059,123, and the unrealized appreciation and depreciation were $16,674,321 and ($316,432), respectively, with a net unrealized appreciation of $16,357,889.

*    Non-income producing security.

LAUDUS TRUST
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS As of December 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST            VALUE
HOLDINGS BY CATEGORY                                    ($)             ($)
--------------------------------------------------------------------------------
 99.5%  COMMON STOCK                                59,399,694       66,889,087

  1.9%  SHORT-TERM
        INVESTMENT                                   1,256,000        1,256,000
--------------------------------------------------------------------------------
101.4%  TOTAL INVESTMENTS                           60,655,694       68,145,087

  8.5%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                           5,700,920        5,700,920

(9.9)%  OTHER ASSETS AND
        LIABILITIES                                                  (6,633,500)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                  67,212,507

                                                      NUMBER OF        VALUE
SECURITY                                                SHARES          ($)
COMMON STOCK 99.5% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 2.6%
--------------------------------------------------------------------------------
Campbell Soup Co. (a)                                     2,700          105,003
General Mills, Inc.                                       1,400           80,640
Hansen Natural Corp. (a)*                                 2,200           74,096
Kellogg Co.                                               3,500          175,210
PepsiCo, Inc.                                            11,300          706,815
Sara Lee Corp.                                            7,700          131,131
The Coca-Cola Co.                                         8,800          424,600
The Pepsi Bottling Group, Inc.                            2,500           77,275
                                                                     -----------
                                                                       1,774,770
AIRLINES 1.2%
--------------------------------------------------------------------------------
AMR Corp. (a)*                                            3,800          114,874
Continental Airlines, Inc., Class B (a)*                  2,600          107,250
FedEx Corp.                                               4,600          499,652
US Airways Group, Inc. (a)*                               1,890          101,776
                                                                     -----------
                                                                         823,552
BANKS & CREDIT INSTITUTIONS 4.2%
--------------------------------------------------------------------------------
American Express Co.                                     12,200          740,174
Bank of America Corp.                                       400           21,356
Capital One Financial Corp.                               1,300           99,866
Countrywide Financial Corp.                               1,550           65,798
Freddie Mac                                               1,900          129,010
IndyMac Bancorp, Inc. (a)                                   600           27,096
Mellon Financial Corp.                                    6,300          265,545
Northern Trust Corp. (a)                                  3,900          236,691
SLM Corp.                                                 2,300          112,171
State Street Corp.                                        5,100          343,944
Synovus Financial Corp.                                   4,700          144,901
The First Marblehead Corp. (a)                            1,605           87,713
U.S. Bancorp                                                500           18,095
Wachovia Corp.                                            2,900          165,155
Wells Fargo & Co.                                         9,730          345,999
                                                                     -----------
                                                                       2,803,514
BASIC MINERALS & METALS 2.0%
--------------------------------------------------------------------------------
Alcoa, Inc.                                               6,000          180,060
Allegheny Technologies, Inc. (a)                          1,800          163,224
Carpenter Technology Corp.                                  900           92,268
Freeport-McMoRan Copper & Gold, Inc., Class B             2,900          161,617
Harsco Corp.                                              1,200           91,320
Newmont Mining Corp.                                      2,200           99,330
Phelps Dodge Corp. (a)                                    1,800          215,496
Precision Castparts Corp.                                 2,400          187,872
Southern Copper Corp. (a)                                 1,600           86,224
Titanium Metals Corp. (a)*                                2,200           64,922
                                                                     -----------
                                                                       1,342,333
BEER, LIQUOR, & TOBACCO 1.4%
--------------------------------------------------------------------------------
Altria Group, Inc.                                        5,200          446,264
Anheuser-Busch Cos., Inc.                                 8,300          408,360
Brown-Forman Corp., Class B (a)                             210           13,910
UST, Inc. (a)                                             1,800          104,760
                                                                     -----------
                                                                         973,294
BIOTECHNOLOGY 2.4%
--------------------------------------------------------------------------------
Amgen, Inc. *                                             8,000          546,480
Celgene Corp. *                                           6,400          368,192
Genentech, Inc. *                                         2,900          235,277
Gilead Sciences, Inc. *                                   6,620          429,837
                                                                     -----------
                                                                       1,579,786
CARS & TRUCKS 0.3%
--------------------------------------------------------------------------------
Autoliv, Inc.                                               483           29,125
PACCAR, Inc.                                              2,800          181,720
                                                                     -----------
                                                                         210,845
CELLULAR & WIRELESS 0.4%
--------------------------------------------------------------------------------
NII Holdings, Inc. (a)*                                   2,500          161,100
Sprint Nextel Corp.                                       3,440           64,982
United States Cellular Corp. *                              900           62,631
                                                                     -----------
                                                                         288,713
CHEMICALS & RUBBER 2.2%
--------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                            11,300          550,423
International Flavors & Fragrances, Inc. (a)              1,900           93,404
Monsanto Co.                                              8,700          457,011
PPG Industries, Inc.                                      1,100           70,631
Praxair, Inc. (a)                                         1,800          106,794
The Scotts Miracle-Gro Co., Class A                         920           47,518
The Sherwin-Williams Co.                                  2,000          127,160
                                                                     -----------
                                                                       1,452,941
COMMERCIAL AIRCRAFT & COMPONENTS 0.3%
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                    3,000          189,870

COMMUNICATIONS UTILITIES 3.8%
--------------------------------------------------------------------------------
American Tower Corp., Class A *                           7,500          279,600

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF          VALUE
SECURITY                                                SHARES            ($)
Comcast Corp., Class A *                                 13,340          564,682
Google, Inc., Class A *                                   2,300        1,059,104
Level 3 Communications, Inc. (a)*                        21,700          121,520
The DIRECTV Group, Inc. *                                13,100          326,714
Yahoo! Inc. *                                             9,000          229,860
                                                                     -----------
                                                                       2,581,480
CONSTRUCTION & HOMEBUILDING 0.1%
--------------------------------------------------------------------------------
Quanta Services, Inc. (a)*                                1,700           33,439

CONSTRUCTION MATERIALS 0.3%
--------------------------------------------------------------------------------
Vulcan Materials Co. (a)                                  1,900          170,753

CONSUMER DURABLES 0.6%
--------------------------------------------------------------------------------
Harley-Davidson, Inc. (a)                                 4,690          330,504
Thor Industries, Inc. (a)                                 1,300           57,187
                                                                     -----------
                                                                         387,691
DRUGS & PHARMACEUTICALS 3.7%
--------------------------------------------------------------------------------
Abbott Laboratories                                       8,400          409,164
Allergan, Inc.                                              800           95,792
Bristol-Myers Squibb Co.                                 14,400          379,008
Cephalon, Inc. (a)*                                       1,500          105,615
Eli Lilly & Co.                                           5,000          260,500
Forest Laboratories, Inc. *                               1,700           86,020
Genzyme Corp. *                                           1,200           73,896
Merck & Co., Inc.                                         6,580          286,888
Schering-Plough Corp.                                     9,900          234,036
Wyeth                                                    11,500          585,580
                                                                     -----------
                                                                       2,516,499
ELECTRIC UTILITIES 1.4%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                  3,000          137,730
Exelon Corp.                                              8,300          513,687
PG&E Corp.                                                  600           28,398
The AES Corp. *                                           3,500           77,140
TXU Corp.                                                 3,010          163,172
                                                                     -----------
                                                                         920,127
FINANCIAL INVESTMENTS 0.1%
--------------------------------------------------------------------------------
Dolby Laboratories Inc., Class A *                        1,300           40,326

FOREST PRODUCTS & PAPER 0.9%
--------------------------------------------------------------------------------
3M Co.                                                    5,200          405,236
Kimberly-Clark Corp.                                      1,500          101,925
Sealed Air Corp. (a)                                      1,200           77,904
                                                                     -----------
                                                                         585,065
FURNITURE & HOUSEHOLD ITEMS 1.9%
--------------------------------------------------------------------------------
Carlisle Cos., Inc. (a)                                   1,000           78,500
Ethan Allen Interiors, Inc. (a)                             200            7,222
Hillenbrand Industries, Inc. (a)                            900           51,237
International Game Technology                             5,900          272,580
Pactiv Corp. (a)*                                         3,400          121,346
Procter & Gamble Co.                                      9,300          597,711
Steelcase, Inc., Class A (a)                              2,000           36,320
Thomas & Betts Corp. *                                    1,900           89,832
                                                                     -----------
                                                                       1,254,748
GAS & OTHER PUBLIC UTILITIES 0.3%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                             200            2,458
Republic Services, Inc.                                   2,400           97,608
Waste Management, Inc.                                    3,200          117,664
                                                                     -----------
                                                                         217,730
GOVERNMENT AIRCRAFT & DEFENSE 2.5%
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                     5,390          496,257
Northrop Grumman Corp.                                    1,000           67,700
Raytheon Co.                                              3,460          182,688
Textron, Inc.                                             2,300          215,671
The Boeing Co.                                            8,400          746,256
                                                                     -----------
                                                                       1,708,572
HEALTH CARE & HOSPITAL 1.4%
--------------------------------------------------------------------------------
Humana, Inc. *                                            3,020          167,036
Laboratory Corp. of America Holdings *                    2,180          160,165
Manor Care, Inc. (a)                                      2,100           98,532
UnitedHealth Group, Inc.                                  9,100          488,943
                                                                     -----------
                                                                         914,676
INFORMATION & SERVICES 2.0%
--------------------------------------------------------------------------------
Alliance Data Systems Corp. *                             1,790          111,821
Caterpillar, Inc.                                         4,400          269,852
CB Richard Ellis Group, Inc., Class A *                   3,500          116,200
Ceridian Corp. (a)*                                       3,200           89,536
Convergys Corp. *                                           200            4,756
Corrections Corp. of America *                            1,400           63,322
Fidelity National Financial, Inc., Class A                  314            7,499
IAC/InterActiveCorp. *                                    2,700          100,332
ITT Educational Services, Inc. *                          1,200           79,644
Jones Lang LaSalle, Inc.                                  1,060           97,700
Manpower, Inc.                                            1,400          104,902
Moody's Corp.                                             1,670          115,330
Paychex, Inc.                                             2,000           79,080
The Dun & Bradstreet Corp. *                              1,300          107,627
URS Corp. *                                                 200            8,570
                                                                     -----------
                                                                       1,356,171
INSTRUMENTS 6.1%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                              3,500          121,975
Applera Corp.-Applied Biosystems Group                    2,900          106,401
Baxter International, Inc.                               10,400          482,456
Beckman Coulter, Inc. (a)                                 1,700          101,660
Becton Dickinson & Co.                                    1,600          112,240
Boston Scientific Corp. *                                 8,300          142,594
Danaher Corp. (a)                                         4,100          297,004
Honeywell International, Inc.                             6,400          289,536
Johnson & Johnson                                        18,700        1,234,574
Medtronic, Inc.                                           7,800          417,378
Mettler-Toledo International, Inc. *                      1,200           94,620
PerkinElmer, Inc.                                         1,420           31,567
St. Jude Medical, Inc. *                                  2,300           84,088
Stryker Corp.                                             2,000          110,220
Tektronix, Inc. (a)                                       2,200           64,174
Thermo Fisher Scientific, Inc. *                          1,900           86,051
Trimble Navigation Ltd. *                                 1,800           91,314
Waters Corp. *                                            2,200          107,734

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF          VALUE
SECURITY                                                SHARES            ($)
Zimmer Holdings, Inc. *                                   1,700          133,246
                                                                     -----------
                                                                       4,108,832
INSURANCE 2.7%
--------------------------------------------------------------------------------
ACE Ltd.                                                    600           36,342
AFLAC, Inc.                                               3,390          155,940
Ambac Financial Group, Inc.                                 800           71,256
American International Group, Inc.                        7,400          530,284
CNA Financial Corp. (a)*                                  1,500           60,480
Hanover Insurance Group, Inc.                               700           34,160
HCC Insurance Holdings, Inc. (a)                          2,000           64,180
Markel Corp. *                                              200           96,020
Philadelphia Consolidated Holding Corp. *                 1,600           71,296
Prudential Financial, Inc.                                1,400          120,204
Radian Group, Inc.                                          300           16,173
W. R. Berkley Corp.                                       2,700           93,177
WellCare Health Plans, Inc. (a)*                          1,200           82,680
WellPoint, Inc. *                                         4,900          385,581
                                                                     -----------
                                                                       1,817,773
INTEGRATED OIL COMPANIES 0.7%
--------------------------------------------------------------------------------
ConocoPhillips                                              816           58,711
Exxon Mobil Corp.                                         5,700          436,791
                                                                     -----------
                                                                         495,502
IT HARDWARE 7.9%
--------------------------------------------------------------------------------
Agere Systems, Inc. *                                     5,100           97,767
Amphenol Corp.                                            1,800          111,744
Applied Materials, Inc.                                   9,400          173,430
Avaya, Inc. *                                             4,400           61,512
Avocent Corp. *                                              15              508
AVX Corp. (a)                                               300            4,437
Broadcom Corp., Class A *                                 2,900           93,699
Cisco Systems, Inc. *                                    65,340        1,785,742
Corning, Inc. *                                           9,690          181,300
Crown Castle International Corp. *                        2,300           74,290
Fairchild Semiconductor International, Inc. *             1,000           16,810
Harris Corp.                                              2,400          110,064
Integrated Device Technology, Inc. *                      2,898           44,861
Intel Corp.                                              40,500          820,125
L-3 Communications Holdings, Inc. (a)                       800           65,424
Lam Research Corp. *                                      2,620          132,624
LSI Logic Corp. (a)*                                      8,900           80,100
MEMC Electronic Materials, Inc. *                         2,800          109,592
Molex, Inc. (a)                                           3,160           99,951
Motorola, Inc.                                           13,940          286,606
Novellus Systems, Inc. (a)*                               1,700           58,514
NVIDIA Corp. *                                            6,160          227,982
QUALCOMM, Inc.                                           10,700          404,353
Texas Instruments, Inc.                                  10,000          288,000
Vishay Intertechnology, Inc. *                              400            5,416
                                                                     -----------
                                                                       5,334,851
LAND & WATER TRANSPORTATION 2.0%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                        5,800          428,098
CSX Corp.                                                 3,800          130,834
Expeditors International of Washington, Inc.                428           17,334
Norfolk Southern Corp.                                    4,200          211,218
Ryder System, Inc.                                          670           34,210
Swift Transportation Co., Inc. *                            800           21,016
Union Pacific Corp.                                       2,400          220,848
United Parcel Service, Inc.,  Class B                     4,000          299,920
                                                                     -----------
                                                                       1,363,478
MAINFRAME & MINICOMPUTERS 1.6%
--------------------------------------------------------------------------------
Apple Computer, Inc. *                                    7,971          676,260
Dell, Inc. *                                             15,400          386,386
                                                                     -----------
                                                                       1,062,646
METAL PRODUCTS & MACHINERY 6.3%
--------------------------------------------------------------------------------
AGCO Corp. *                                                200            6,188
American Standard Cos., Inc.                              3,500          160,475
Crown Holdings, Inc. *                                    4,700           98,324
Cummins, Inc. (a)                                           900          106,362
Deere & Co.                                                 800           76,056
Dover Corp.                                               3,600          176,472
Emerson Electric Co.                                     11,400          502,626
Energizer Holdings, Inc. *                                1,200           85,188
Gardner Denver, Inc. *                                    1,800           67,158
General Electric Co.                                     36,360        1,352,956
Illinois Tool Works, Inc. (a)                             7,970          368,134
Lincoln Electric Holdings, Inc. (a)                       1,400           84,588
Parker Hannifin Corp.                                     1,300           99,944
Snap-on, Inc.                                               200            9,528
Terex Corp. (a)*                                          1,400           90,412
The Manitowoc Co., Inc.                                   1,700          101,031
The Stanley Works (a)                                     1,600           80,464
The Timken Co.                                              200            5,836
The Toro Co.                                              1,400           65,282
Trinity Industries, Inc. (a)                              2,400           84,480
United Technologies Corp.                                10,300          643,956
                                                                     -----------
                                                                       4,265,460
MISCELLANEOUS FINANCE 4.2%
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                          200           12,658
Affiliated Managers Group, Inc. (a)*                        800           84,104
Ameriprise Financial, Inc.                                3,600          196,200
BlackRock, Inc., Class A (a)                                700          106,330
Chicago Mercantile Exchange Holdings, Inc.,
   Class A                                                  700          356,825
Eaton Vance Corp. (a)                                     3,000           99,030
Franklin Resources, Inc.                                  1,400          154,238
IntercontinentalExchange, Inc. *                            800           86,320
Investment Technology Group, Inc. *                       1,500           64,320
Lehman Brothers Holdings, Inc.                            1,400          109,368
Merrill Lynch & Co., Inc.                                 2,900          269,990

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF          VALUE
SECURITY                                                SHARES            ($)
Morgan Stanley                                            2,200          179,146
Nuveen Investments, Inc., Class A                         2,000          103,760
Principal Financial Group, Inc.                           1,100           64,570
SEI Investments Co.                                       1,700          101,252
T. Rowe Price Group, Inc.                                 4,600          201,342
The Goldman Sachs Group, Inc.                             3,200          637,920
                                                                     -----------
                                                                       2,827,373
OIL & COAL RESOURCES 1.1%
--------------------------------------------------------------------------------
Apache Corp.                                                200           13,302
Chesapeake Energy Corp. (a)                               2,800           81,340
Plains Exploration & Production Co. *                     2,200          104,566
Questar Corp.                                             1,500          124,575
Unit Corp. *                                              1,600           77,520
W&T Offshore, Inc. (a)                                      800           24,576
XTO Energy, Inc.                                          6,400          301,120
                                                                     -----------
                                                                         726,999
OIL DISTRIBUTION 0.3%
--------------------------------------------------------------------------------
Frontier Oil Corp.                                        2,100           60,354
Holly Corp.                                               1,700           87,380
Tesoro Corp.                                              1,100           72,347
                                                                     -----------
                                                                         220,081
OIL DRILLING & SERVICES 2.7%
--------------------------------------------------------------------------------
Baker Hughes, Inc.                                        5,400          403,164
Cameron International Corp. *                             2,100          111,405
Diamond Offshore Drilling, Inc. (a)                       1,380          110,317
ENSCO International, Inc.                                 2,900          145,174
FMC Technologies, Inc. *                                  1,800          110,934
Global Industries Ltd. *                                  2,990           38,989
Halliburton Co.                                           7,000          217,350
Oceaneering International, Inc. *                         1,900           75,430
Pride International, Inc. *                               3,370          101,134
Rowan Cos., Inc.                                          3,000           99,600
Smith International, Inc.                                 4,100          168,387
Superior Energy Services, Inc. *                          2,500           81,700
TETRA Technologies, Inc. (a)*                             2,400           61,392
Tidewater, Inc. (a)                                       1,200           58,032
                                                                     -----------
                                                                       1,783,008
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 2.0%
--------------------------------------------------------------------------------
EMC Corp. *                                              11,700          154,440
Hewlett-Packard Co.                                      18,300          753,777
Network Appliance, Inc. *                                 6,300          247,464
VeriFone Holdings, Inc. (a)*                              1,400           49,560
Western Digital Corp. *                                   5,200          106,392
                                                                     -----------
                                                                       1,311,633
PUBLISHING, BROADCASTING & CINEMA 2.8%
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                                    5,800          394,516
News Corp., Class A                                      22,442          482,054
Omnicom Group, Inc.                                       2,900          303,166
The Walt Disney Co.                                      12,300          421,521
Time Warner, Inc.                                         5,200          113,256
Viacom, Inc., Class B *                                   3,490          143,195
                                                                     -----------
                                                                       1,857,708
REAL ESTATE INVESTMENT TRUSTS 0.2%
--------------------------------------------------------------------------------
SL Green Realty Corp.                                       900          119,502
Weingarten Realty Investors                                 760           35,044
                                                                     -----------
                                                                         154,546
RESTAURANTS, HOTELS & THEATERS 2.2%
--------------------------------------------------------------------------------
ARAMARK Corp., Class B                                    2,900           97,005
Brinker International, Inc.                               3,150           95,004
Burger King Holdings, Inc. (a)*                             280            5,908
CBRL Group, Inc.                                            800           35,808
Darden Restaurants, Inc.                                  2,600          104,442
Hilton Hotels Corp.                                       6,700          233,830
Las Vegas Sands Corp. *                                   2,400          214,752
MGM MIRAGE *                                              2,300          131,905
Starbucks Corp. *                                         4,700          166,474
Wynn Resorts, Ltd. (a)*                                   1,200          112,620
YUM! Brands, Inc.                                         4,700          276,360
                                                                     -----------
                                                                       1,474,108
RETAIL 8.9%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A (a)                      1,800          125,334
American Eagle Outfitters, Inc.                           3,600          112,356
AnnTaylor Stores Corp. *                                  2,300           75,532
AutoZone, Inc. *                                            950          109,782
Barnes & Noble, Inc.                                        200            7,942
Best Buy Co., Inc.                                        6,500          319,735
CarMax, Inc. *                                            2,200          117,986
CDW Corp.                                                 1,500          105,480
Circuit City Stores, Inc. (a)                             2,568           48,741
Costco Wholesale Corp.                                    1,700           89,879
CVS Corp.                                                 5,288          163,452
Dick's Sporting Goods, Inc. (a)*                          1,300           63,687
Dollar Tree Stores, Inc. *                                  170            5,117
eBay, Inc. *                                              8,000          240,560
Family Dollar Stores, Inc.                                2,600           76,258
GameStop Corp., Class A *                                 1,800           99,198
Home Depot, Inc.                                         13,000          522,080
J.C. Penney Co., Inc. (a)                                 4,000          309,440
Kohl's Corp. *                                            2,200          150,546
Limited Brands, Inc.                                      5,900          170,746
Lowe's Cos., Inc.                                        14,400          448,560
Nordstrom, Inc.                                           4,200          207,228
Nutri/System, Inc. (a)*                                   1,200           76,068
O'Reilly Automotive, Inc. (a)*                            2,800           89,768
Office Depot, Inc. *                                      5,100          194,667
Staples, Inc.                                            12,800          341,760
Target Corp.                                              5,700          325,185
The Kroger Co.                                            3,200           73,824
The Men's Wearhouse, Inc.                                 1,400           53,564
The TJX Cos., Inc.                                        8,000          228,160
Wal-Mart Stores, Inc.                                    16,600          766,588
Walgreen Co.                                              6,400          293,696
                                                                     -----------
                                                                       6,012,919
SOAPS & COSMETICS 1.1%
--------------------------------------------------------------------------------
Avon Products, Inc.                                       2,300           75,992
Church & Dwight Co., Inc.                                 2,100           89,565
Colgate-Palmolive Co.                                     7,260          473,642
The Estee Lauder Cos., Inc., Class A                      2,400           97,968
                                                                     -----------
                                                                         737,167

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF          VALUE
SECURITY                                                SHARES            ($)
SOFTWARE 8.6%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                     3,900          160,368
Akamai Technologies, Inc. *                               3,000          159,360
Automatic Data Processing, Inc.                           3,700          182,225
BEA Systems, Inc. *                                       7,100           89,318
BMC Software, Inc. *                                      4,200          135,240
Cadence Design Systems, Inc. *                            5,400           96,714
Cognizant Technology Solutions Corp., Class A *           2,550          196,758
Electronic Arts, Inc. *                                   1,500           75,540
Emdeon Corp. (a)*                                         7,500           92,925
FactSet Research Systems, Inc.                            1,300           73,424
Fidelity National Information Services, Inc.                161            6,454
First Data Corp.                                          7,400          188,848
International Business Machines Corp.                    14,700        1,428,105
Intuit, Inc. *                                            5,600          170,856
Microsoft Corp.                                          67,100        2,003,606
Oracle Corp. *                                           41,651          713,898
Synopsys, Inc. *                                            150            4,010
                                                                     -----------
                                                                       5,777,649
TEXTILES & APPAREL 1.1%
--------------------------------------------------------------------------------
Coach, Inc. *                                             6,500          279,240
Nike, Inc., Class B                                       3,500          346,605
Polo Ralph Lauren Corp.                                   1,400          108,724
                                                                     -----------
                                                                         734,569
WHOLESALE 1.0%
--------------------------------------------------------------------------------
Airgas, Inc.                                              1,900           76,988
Arrow Electronics, Inc. (a)*                                400           12,620
Avnet, Inc. (a)*                                          2,000           51,060
Cardinal Health, Inc.                                     2,300          148,189
Copart, Inc. *                                            2,474           74,220
Sysco Corp. (a)                                           3,800          139,688
W.W. Grainger, Inc.                                       1,500          104,910
WESCO International, Inc. (a)*                            1,500           88,215
                                                                     -----------
                                                                         695,890
                                                                     -----------
TOTAL COMMON STOCK                                                    66,889,087
(COST $59,399,694)

SECURITY                                               FACE AMOUNT       VALUE
         RATE, MATURITY DATE                               ($)            ($)
SHORT-TERM INVESTMENT 1.9% OF NET ASSETS

REPURCHASE AGREEMENTS 1.9%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 12/29/06, due
   01/02/07 at 5.0%, with a maturity value of
   $1,256,698 (fully collateralized by Federal
   National Mortgage Association with a value of
   $1,288,849.)                                          1,256,000     1,256,000
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $1,256,000)                                                      1,256,000

END OF INVESTMENTS.

                                                        NUMBER OF        VALUE
SECURITY                                                  SHARES          ($)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 8.5% OF NET ASSETS

State Street Navigator Security Lending Prime
   Portfolio                                             5,700,920     5,700,920
                                                                     -----------
TOTAL COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $5,700,920)                                                      5,700,920

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At December 31, 2006 the tax basis cost of the fund's investments was $61,102,096 and the unrealized appreciation and depreciation was $7,800,556 and ($757,565), respectively, with a net unrealized appreciation of $7,042,991.

*   Non-income producing security.

(a) All or a portion of this security is on loan.

LAUDUS TRUST
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND

PORTFOLIO HOLDINGS As of December 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date.
For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                            COST         VALUE
HOLDINGS BY CATEGORY                                        ($)           ($)
--------------------------------------------------------------------------------
 99.1%  COMMON STOCK                                     6,838,222     8,215,920

  0.4%  SHORT-TERM
        INVESTMENT                                          32,000        32,000
--------------------------------------------------------------------------------
 99.5%  TOTAL INVESTMENTS                                6,870,222     8,247,920

  0.5%  OTHER ASSETS AND
        LIABILITIES                                                       40,329
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     8,288,249

                                                         NUMBER OF       VALUE
SECURITY                                                   SHARES         ($)
COMMON STOCK 99.1% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 1.2%
--------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                   2,100        67,116
Corn Products International, Inc.                              400        13,816
The Pepsi Bottling Group, Inc.                                 500        15,455
                                                                       ---------
                                                                          96,387
AIRLINES 0.1%
--------------------------------------------------------------------------------
AMR Corp. *                                                    400        12,092

AUTOS 0.6%
--------------------------------------------------------------------------------
Autoliv, Inc.                                                  341        20,562
PACCAR, Inc.                                                   500        32,450
                                                                       ---------
                                                                          53,012
BANKS & CREDIT INSTITUTIONS 9.5%
--------------------------------------------------------------------------------
Bank of America Corp.                                        6,330       337,959
Capital One Financial Corp.                                    900        69,138
Comerica, Inc.                                                 650        38,142
Countrywide Financial Corp.                                  2,000        84,900
IndyMac Bancorp, Inc.                                          300        13,548
PNC Financial Services Group, Inc.                           1,100        81,444
Wachovia Corp.                                               1,400        79,730
Wells Fargo & Co.                                            2,300        81,788
                                                                       ---------
                                                                         786,649
BASIC MINERALS & METALS 3.5%
--------------------------------------------------------------------------------
Commercial Metals Co.                                          600        15,480
Freeport-McMoRan Copper & Gold, Inc., Class B                  400        22,292
Nucor Corp.                                                  1,200        65,592
Phelps Dodge Corp.                                             800        95,776
Reliance Steel & Aluminum Co.                                  600        23,628
Steel Dynamics, Inc.                                           600        19,470
United States Steel Corp.                                      600        43,884
                                                                       ---------
                                                                         286,122
BEER, LIQUOR, & TOBACCO 2.0%
--------------------------------------------------------------------------------
Altria Group, Inc.                                             900        77,238
Loews Corp. - Carolina Group                                   400        25,888
Reynolds American, Inc.                                      1,000        65,470
                                                                       ---------
                                                                         168,596
BIOTECHNOLOGY 0.5%
--------------------------------------------------------------------------------
Biogen Idec Inc *                                              800        39,352

CHEMICALS & RUBBER 1.0%
--------------------------------------------------------------------------------
FMC Corp.                                                      216        16,535
Lyondell Chemical Co.                                          900        23,013
PPG Industries, Inc.                                           600        38,526
Westlake Chemical Corp.                                        200         6,276
                                                                       ---------
                                                                          84,350
COMMUNICATIONS UTILITIES 6.3%
--------------------------------------------------------------------------------
AT&T Corp.                                                   6,861       245,281
BellSouth Corp.                                              1,400        65,954
CenturyTel, Inc.                                               390        17,027
Verizon Communications, Inc.                                 5,100       189,924
                                                                       ---------
                                                                         518,186
CONSTRUCTION MATERIALS 0.2%
--------------------------------------------------------------------------------
The Mosaic Co. *                                               610        13,030

CONSUMER DURABLES 0.4%
--------------------------------------------------------------------------------
Whirlpool Corp.                                                400        33,208

DRUGS & PHARMACEUTICALS 4.0%
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc. *                                 1,100        17,512
Merck & Co., Inc.                                            3,000       130,800
Pfizer, Inc.                                                 7,200       186,480
                                                                       ---------
                                                                         334,792
ELECTRIC UTILITIES 3.6%
--------------------------------------------------------------------------------
placeEdison International                                    1,100        50,028
FPL Group, Inc.                                              1,400        76,188
OGE Energy Corp.                                               500        20,000
Pepco Holdings, Inc.                                           840        21,848
PG&E Corp.                                                   1,300        61,529
Pinnacle West Capital Corp.                                    500        25,345
Xcel Energy, Inc.                                            1,700        39,202
                                                                       ---------
                                                                         294,140
FINANCIAL INVESTMENTS 0.8%
--------------------------------------------------------------------------------
CIT Group, Inc.                                                900        50,193
Rent-A-Center, Inc. *                                          200         5,902
United Rentals, Inc. *                                         400        10,172
                                                                       ---------
                                                                          66,267
FURNITURE & HOUSEHOLD ITEMS 1.9%
--------------------------------------------------------------------------------
Hasbro, Inc.                                                   760        20,710
Procter & Gamble Co.                                         2,100       134,967
                                                                       ---------
                                                                         155,677
GAS & OTHER PUBLIC UTILITIES 0.2%
--------------------------------------------------------------------------------
AGL Resources, Inc.                                             20           778

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF       VALUE
SECURITY                                                   SHARES         ($)
Allied Waste Industries, Inc. *                              1,100        13,519
                                                                       ---------
                                                                          14,297
GOVERNMENT AIRCRAFT & DEFENSE 1.1%
--------------------------------------------------------------------------------
Raytheon Co.                                                 1,300        68,640
Textron, Inc.                                                  200        18,754
                                                                       ---------
                                                                          87,394
INFORMATION & SERVICES 1.2%
--------------------------------------------------------------------------------
Caterpillar, Inc.                                              600        36,798
Convergys Corp. *                                              700        16,646
Deluxe Corp.                                                   300         7,560
IAC/InterActiveCorp. *                                         520        19,323
Manpower, Inc.                                                 300        22,479
                                                                       ---------
                                                                         102,806
INSTRUMENTS 0.6%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                                   400        13,940
Mettler-Toledo International, Inc. *                           200        15,770
Thermo Fisher Scientific, Inc. *                               500        22,645
                                                                       ---------
                                                                          52,355
INSURANCE 10.6%
--------------------------------------------------------------------------------
Alleghany Corp. *                                              130        47,268
American Financial Group, Inc.                                 500        17,955
American International Group, Inc.                           1,500       107,490
CIGNA Corp.                                                    500        65,785
CNA Financial Corp. *                                          200         8,064
Fidelity National Financial, Inc., Class A                     428        10,221
Loews Corp.                                                  1,800        74,646
MGIC Investment Corp.                                          400        25,016
Prudential Financial, Inc.                                   1,300       111,618
Radian Group, Inc.                                             320        17,251
The Allstate Corp.                                           1,700       110,687
The Chubb Corp.                                              1,400        74,074
The Hartford Financial Services Group, Inc.                    550        51,320
The St. Paul Travelers Cos., Inc.                            1,920       103,085
Wesco Financial Corp.                                          120        55,200
                                                                       ---------
                                                                         879,680
INTEGRATED OIL COMPANIES 12.3%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                                          3,850       283,091
ConocoPhillips                                               3,000       215,850
Exxon Mobil Corp.                                            4,700       360,161
Hess Corp.                                                   1,000        49,570
Marathon Oil Corp.                                           1,200       111,000
                                                                       ---------
                                                                       1,019,672
IT HARDWARE 0.7%
--------------------------------------------------------------------------------
Atmel Corp. *                                                2,000        12,100
Avaya, Inc. *                                                1,760        24,605
Novellus Systems, Inc. *                                       380        13,079
Vishay Intertechnology, Inc. *                                 700         9,478
                                                                       ---------
                                                                          59,262

LAND & WATER TRANSPORTATION 2.1%
--------------------------------------------------------------------------------
CSX Corp.                                                    1,800        61,974
Laidlaw International, Inc.                                    480        14,606
Norfolk Southern Corp.                                         430        21,625
Overseas Shipholding Group, Inc.                               200        11,260
Ryder System, Inc.                                             300        15,318
Seacor Holdings, Inc. *                                        120        11,897
Swift Transportation Co., Inc. *                               200         5,254
Union Pacific Corp.                                            260        23,925
YRC Worldwide, Inc. *                                          300        11,319
                                                                       ---------
                                                                         177,178
MAINFRAME & MINICOMPUTERS 0.8%
--------------------------------------------------------------------------------
Sun Microsystems, Inc. *                                    12,000        65,040

METAL PRODUCTS & MACHINERY 4.1%
--------------------------------------------------------------------------------
AGCO Corp. *                                                   500        15,470
Cummins, Inc.                                                  188        22,218
Deere & Co.                                                    900        85,563
General Electric Co.                                         4,400       163,724
SPX Corp.                                                      190        11,620
Terex Corp. *                                                  400        25,832
The Timken Co.                                                 400        11,672
Trinity Industries, Inc.                                       200         7,040
                                                                       ---------
                                                                         343,139
MISCELLANEOUS FINANCE 12.0%
--------------------------------------------------------------------------------
Ameriprise Financial, Inc.                                     900        49,050
Citigroup, Inc.                                              4,100       228,370
JPMorgan Chase & Co.                                         5,700       275,310
Merrill Lynch & Co., Inc.                                    1,600       148,960
Morgan Stanley                                               1,600       130,288
The Goldman Sachs Group, Inc.                                  800       159,480
                                                                       ---------
                                                                         991,458
OIL & COAL RESOURCES 3.0%
--------------------------------------------------------------------------------
Apache Corp.                                                 1,200        79,812
Chesapeake Energy Corp.                                      1,400        40,670
Devon Energy Corp.                                           1,400        93,912
Noble Energy, Inc.                                             460        22,572
Pogo Producing Co.                                             300        14,532
                                                                       ---------
                                                                         251,498
OIL DISTRIBUTION 0.5%
--------------------------------------------------------------------------------
Sunoco, Inc.                                                   300        18,708
Tesoro Corp.                                                   330        21,704
                                                                       ---------
                                                                          40,412
OIL DRILLING & SERVICES 0.4%
--------------------------------------------------------------------------------
Pride International, Inc. *                                    300         9,003
Rowan Cos., Inc.                                               300         9,960
Tidewater, Inc.                                                300        14,508
                                                                       ---------
                                                                          33,471
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 3.1%
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                          4,500       185,355
Lexmark International, Inc., Class A *                         200        14,640
Xerox Corp. *                                                3,500        59,325
                                                                       ---------
                                                                         259,320
PUBLISHING, BROADCASTING & CINEMA 2.4%
--------------------------------------------------------------------------------
Gannett Co., Inc.                                            1,000        60,460
Time Warner, Inc.                                            6,200       135,036

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF       VALUE
SECURITY                                                   SHARES         ($)
Tribune Co.                                                    200         6,156
                                                                       ---------
                                                                         201,652
REAL ESTATE INVESTMENT TRUSTS 0.5%
--------------------------------------------------------------------------------
HRPT Properties Trust                                        1,000        12,350
iStar Financial, Inc.                                          600        28,692
                                                                       ---------
                                                                          41,042
RESTAURANTS, HOTELS & THEATERS 1.9%
--------------------------------------------------------------------------------
CBRL Group, Inc.                                               104         4,655
Darden Restaurants, Inc.                                       400        16,068
McDonald's Corp.                                             3,000       132,990
                                                                       ---------
                                                                         153,713
RETAIL 2.2%
--------------------------------------------------------------------------------
Dillard's, Inc., Class A                                       300        10,491
Dollar Tree Stores, Inc. *                                     453        13,635
J.C. Penney Co., Inc.                                          800        61,888
OfficeMax, Inc.                                                350        17,378
Safeway, Inc.                                                1,700        58,752
The Kroger Co.                                                 800        18,456
                                                                       ---------
                                                                         180,600
SOFTWARE 2.6%
--------------------------------------------------------------------------------
BMC Software, Inc. *                                           600        19,320
Computer Sciences Corp. *                                      690        36,825
Electronic Data Systems Corp.                                1,500        41,325
Fidelity National Information Services, Inc.                   429        17,199
First American Corp.                                           400        16,272
International Business Machines Corp.                          600        58,290
Sybase, Inc. *                                                 500        12,350
Synopsys, Inc. *                                               610        16,305
                                                                       ---------
                                                                         217,886
TEXTILES & APPAREL 0.9%
--------------------------------------------------------------------------------
Jones Apparel Group, Inc.                                      600        20,058
Liz Claiborne, Inc.                                            500        21,730
VF Corp.                                                       400        32,832
                                                                       ---------
                                                                          74,620
WHOLESALE 0.3%
--------------------------------------------------------------------------------
Arrow Electronics, Inc. *                                      550        17,353
Avnet, Inc. *                                                  400        10,212
                                                                       ---------
                                                                          27,565
TOTAL COMMON STOCK
(COST $6,838,222)                                                      8,215,920

SECURITY                                              FACE AMOUNT         VALUE
    RATE, MATURITY DATE                                   ($)              ($)
SHORT-TERM INVESTMENT 0.4% OF NET ASSETS

REPURCHASE AGREEMENT 0.4%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 12/29/06, due
   01/02/07 at 5%, with a maturity value of
   $32,018 (fully collateralized by Federal
   National Mortgage Association with a value of
   $36,323).                                                32,000        32,000
                                                                       ---------
TOTAL SHORT-TERM INVESTMENT                                               32,000
(COST $32,000)


END OF INVESTMENTS.

At December 31, 2006 the tax basis cost of the fund's investments was $6,885,220, and the unrealized appreciation and depreciation were $1,401,431 and ($38,731), respectively, with a net unrealized appreciation of $1,362,700.

* Non-income producing security.

LAUDUS TRUST
LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS As of December 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST           VALUE
HOLDINGS BY CATEGORY                                     ($)            ($)
--------------------------------------------------------------------------------
 99.1%  COMMON STOCK                                 785,824,091    925,720,949

  0.9%  SHORT-TERM
        INVESTMENT                                     7,900,000      7,900,000
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                            793,724,091    933,620,949

  5.1%  COLLATERAL INVESTED
        FOR SECURITIES ON
        LOAN                                          47,544,914     47,544,914

(5.1)%  OTHER ASSETS AND
        LIABILITIES                                                 (47,454,704)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                  933,711,159

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
COMMON STOCK 99.1% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 1.6%
--------------------------------------------------------------------------------
Corn Products International, Inc.                        118,749       4,101,590
Diamond Foods, Inc.                                       31,372         596,382
Flowers Foods, Inc.                                      117,805       3,179,557
J & J Snack Foods Corp.                                   10,871         450,059
Lancaster Colony Corp.                                    14,462         640,811
Lance, Inc.                                               26,304         528,184
Omega Protein Corp. *                                      7,400          57,202
Penford Corp.                                             11,849         204,988
Ralcorp Holdings, Inc. *                                  26,810       1,364,361
Reddy Ice Holdings, Inc.                                  18,670         482,059
Seaboard Corp. (a)                                         1,200       2,118,000
Seneca Foods Corp., Class B *                              1,000          24,725
Tasty Baking Co.                                          22,514         202,401
The Hain Celestial Group, Inc. (a)*                       39,507       1,233,014
                                                                     -----------
                                                                      15,183,333
AIRLINES 1.1%
--------------------------------------------------------------------------------
Air Methods Corp. *                                        4,145         115,729
AirNet Systems, Inc. *                                    11,970          35,431
Alaska Air Group, Inc. *                                 102,990       4,068,105
Republic Airways Holdings, Inc. *                         57,914         971,797
SkyWest, Inc. (a)                                        194,541       4,962,741
                                                                     -----------
                                                                      10,153,803
AUTOS 1.2%
--------------------------------------------------------------------------------
Aftermarket Technology Corp. *                            14,202         302,219
Autoliv, Inc.                                            177,467      10,701,260
Spartan Motors, Inc.                                      25,401         385,587
Supreme Industries, Inc., Class A                         21,480         137,042
Sypris Solutions, Inc.                                    28,400         197,380
                                                                     -----------
                                                                      11,723,488
BANKS & CREDIT INSTITUTIONS 4.2%
--------------------------------------------------------------------------------
1st Independence Financial Group, Inc.                        98           1,612
Advanta Corp., Class A                                     9,700         386,157
Advanta Corp., Class B                                    31,231       1,362,609
American National Bankshares, Inc.                           100           2,332
Ameris Bancorp                                             6,732         189,708
Anchor Bancorp Wisconsin, Inc.                             2,138          61,617
BancFirst Corp.                                            4,300         232,200
Banco Latinoamericano de Exportaciones, S.A.,
   Class E                                                 6,120         103,795
BancorpSouth, Inc.                                         2,500          67,050
BankUnited Financial Corp., Class A (a)                  122,800       3,433,488
Banner Corp.                                               2,848         126,280
Bar Harbor Bankshares                                        717          22,765
Beverly Hills Bancorp, Inc.                               33,448         277,284
BNCCorp, Inc. *                                            1,910          24,715
BOE Financial Services of Virginia, Inc.                     100           3,100
Britton & Koontz Capital Corp.                               526          10,515
Brunswick Bancorp *                                        5,880          75,558
Camco Financial Corp.                                        100           1,275
Capital Bank Corp. (a)                                       703          12,092
Carver Bancorp, Inc.                                       1,400          21,812
Cascade Bancorp (a)                                        9,843         305,428
Central Bancorp, Inc.                                      1,000          31,900
Centrue Financial Corp.                                    4,068          79,204
CFS Bancorp, Inc. (a)                                      5,162          75,623
Citizens Holdings Co.                                        700          15,645
Citizens South Banking Corp.                                 220           2,847
Codorus Valley Bancorp, Inc.                                 210           4,200
Community Bank Shares of Indiana, Inc.                     4,277          96,382
Community Capital Corp.                                    3,009          62,888
Community Financial Corp.                                  1,720          20,158
Community Shores Bank Corp. *                              1,430          18,905
Community West Bancshares                                  4,594          72,815
CompuCredit Corp. (a)*                                     5,220         207,808
Consumer Portfolio Services, Inc. (a)*                     2,217          14,433
Corus Bankshares, Inc. (a)                               138,989       3,206,476
Cowlitz Bancorp *                                          1,500          25,335
Credit Acceptance Corp. (a)*                              16,084         536,080
Delta Financial Corp. (a)                                 38,830         393,348
Desert Community Bank                                      1,200          21,420
Dollar Financial Corp. (a)*                               49,579       1,381,271
Elmira Savings Bank, FSB                                   1,199          36,569
Evans Bancorp, Inc. (a)                                      940          18,377
Exchange National Bancshares, Inc.                         8,042         253,323
Federal Agricultural Mortgage Corp., Class C (a)          27,230         738,750
Fidelity Southern Corp.                                    2,725          50,712
First Bancorp of Indiana, Inc.                             1,155          22,875
First Bancshares, Inc.                                       960          16,704

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
First BancTrust Corp.                                      5,645          66,611
First Capital, Inc.                                          990          18,364
First Citizens BancShares, Inc., Class A                   2,580         522,811
First Defiance Financial Corp.                             4,070         123,321
First Federal Bancshares of Arkansas, Inc.                 7,300         177,536
First Federal Bancshares, Inc.                             2,693          61,522
First Federal Bankshares, Inc.                             2,400          52,080
First Financial Service Corp.                                400          12,320
First Franklin Corp.                                       3,251          49,594
First M&F Corp.                                            6,200         120,404
First Mariner Bancorp, Inc. *                              8,222         152,518
First Place Financial Corp.                               34,952         821,022
First Regional Bancorp (a)*                               20,345         693,561
First United Corp.                                         4,965         108,138
First West Virginia Bancorp, Inc.                          3,300          65,175
FirstFed Financial Corp. (a)*                             41,200       2,759,164
FirstMerit Corp. (a)                                     132,190       3,191,067
FNB Corp. of North Carolina                                5,628         103,218
FNB Corp. of Virginia (a)                                  5,596         232,514
FNB Financial Services Corp.                                 725          10,744
Franklin Bank Corp. (a)*                                  37,040         760,802
Glen Burnie Bancorp                                          480           8,184
GS Financial Corp.                                         1,070          20,865
Guaranty Federal Bancshares, Inc.                          2,370          68,114
Habersham Bancorp, Inc.                                    7,400         176,120
HF Financial Corp.                                         5,526          95,821
HMN Financial, Inc.                                        2,097          72,367
Home Federal Bancorp                                       1,618          46,081
Hopfed Bancorp, Inc.                                         675          10,864
Horizon Bancorp                                            3,511          96,377
Integra Bank Corp.                                        42,019       1,156,363
Intervest Bancshares Corp. (a)*                           18,517         637,170
ITLA Capital Corp.                                        10,766         623,459
Lakeland Financial Corp. (a)                               2,018          51,520
Leesport Financial Corp.                                   4,446         106,304
LSB Bancshares, Inc.                                      17,500         295,750
LSB Financial Corp.                                        4,725         117,534
Massbank Corp.                                            10,420         342,714
Meta Financial Group, Inc.                                   140           4,172
MFB Corp.                                                  2,000          69,800
MidWestOne Financial Group, Inc.                          10,600         211,364
Monroe Bancorp                                               113           1,894
MutualFirst Financial, Inc.                                  164           3,477
New Hampshire Thrift Bancshares, Inc.                      1,200          19,260
Northeast Bancorp                                          1,200          23,034
Northrim BanCorp, Inc.                                     1,816          48,306
Northway Financial, Inc.                                   1,400          46,641
OceanFirst Financial Corp. (a)                             8,503         194,974
PAB Bankshares, Inc.                                       2,510          53,639
Pacific Premier Bancorp, Inc. *                              147           1,790
Park Bancorp, Inc.                                           905          31,444
Parkvale Financial Corp.                                   9,402         298,513
Peoples Bancorp of North Carolina                         10,242         286,981
Peoples Bancorp, Inc.                                        500           9,787
Peoples BancTrust Co., Inc.                                1,790          46,030
Peoples Community Bancorp, Inc.                            1,155          20,790
Pinnacle Bancshares, Inc.                                  1,600          25,272
Premier Financial Bancorp, Inc.                              200           2,814
Princeton National Bancorp, Inc.                           2,961          96,381
Provident Financial Holdings, Inc.                        12,970         395,455
Republic First Bancorp, Inc. *                            19,331         249,756
Royal Bancshares of Pennsylvania, Class A (a)                735          19,316
Shore Bancshares, Inc. (a)                                10,911         329,076
Simmons First National Corp., Class A (a)                  8,190         258,394
South Street Financial Corp. (a)                             133           1,235
Southern Missouri Bancorp, Inc.                              100           1,461
Southwest Bancorp, Inc.                                    1,080          30,089
Sterling Financial Corp. Pennsylvania (a)                 10,381         245,718
Team Financial, Inc.                                       1,050          16,800
Teche Holding Co.                                          1,000          52,000
TF Financial Corp.                                         2,600          80,860
The First Marblehead Corp. (a)                           123,947       6,773,676
Timberland Bancorp, Inc.                                   3,477         129,031
United Bancshares, Inc.                                    1,140          19,847
United Community Financial Corp.                          28,277         346,110
United Security Bancshares, Inc. (a)                         972          28,412
Unity Bancorp, Inc.                                        7,434         109,354
Wainwright Bank & Trust Co.                                2,683          29,728
Washington Banking Co.                                     5,017          84,737
Washington Savings Bank, F.S.B.                            9,870          86,362
Willow Financial Bancorp, Inc.                             1,380          20,590
WSFS Financial Corp.                                      10,177         681,147
WVS Financial Corp.                                        1,900          31,730
                                                                     -----------
                                                                      39,670,780
BASIC MINERALS & METALS 3.8%
--------------------------------------------------------------------------------
Allegheny Technologies, Inc.                              36,410       3,301,659
Brush Engineered Materials, Inc. (a)*                      1,680          56,734
Carpenter Technology Corp.                                66,000       6,766,320
Chaparral Steel Co.                                       72,133       3,193,328
Cleveland-Cliffs, Inc. (a)                                   510          24,704
Commercial Metals Co.                                     52,445       1,353,081
CommScope, Inc. (a)*                                       1,250          38,100
Friedman Industries, Inc.                                 12,690         153,549
General Cable Corp. (a)*                                  53,069       2,319,646
Harsco Corp.                                              43,746       3,329,071
Mueller Industries, Inc.                                 143,400       4,545,780
Northwest Pipe Co. *                                      21,700         729,554
OM Group, Inc. *                                          54,500       2,467,760
Reliance Steel & Aluminum Co.                            105,580       4,157,741
RTI International Metals, Inc. *                              70           5,475
Southern Copper Corp. (a)                                  1,000          53,890
Steel Dynamics, Inc. (a)                                  53,716       1,743,084
Superior Essex, Inc. *                                    43,445       1,444,546
                                                                     -----------
                                                                      35,684,022
BEER, LIQUOR, & TOBACCO 0.0%
--------------------------------------------------------------------------------
MGP Ingredients, Inc. (a)                                  6,032         136,384

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
BIOTECHNOLOGY 0.4%
--------------------------------------------------------------------------------
BioMarin Pharmaceuticals, Inc. *                          36,073         591,237
Digene Corp. (a)*                                         58,425       2,799,726
Harvard Bioscience, Inc. *                                 5,680          29,138
                                                                     -----------
                                                                       3,420,101
CELLULAR & WIRELESS 0.6%
--------------------------------------------------------------------------------
NII Holdings, Inc. (a)*                                   88,200       5,683,608
USA Mobility, Inc. (a)*                                      410           9,172
                                                                     -----------
                                                                       5,692,780
CHEMICALS & RUBBER 2.9%
--------------------------------------------------------------------------------
A. Schulman, Inc.                                         33,693         749,669
Arch Chemicals, Inc.                                      52,370       1,744,445
Bairnco Corp. (a)                                          7,950         101,363
CF Industries Holdings, Inc.                             116,316       2,982,342
FMC Corp.                                                127,152       9,733,486
Hercules, Inc. *                                         113,530       2,192,264
Innospec, Inc.                                            15,745         732,930
Landec Corp. *                                             1,618          17,410
LSB Industries, Inc. (a)*                                 39,420         456,484
NewMarket Corp.                                           43,630       2,576,351
PolyOne Corp. *                                          278,130       2,085,975
Stepan Co.                                                20,720         656,202
Terra Industries, Inc. (a)*                               35,270         422,535
The Scotts Miracle-Gro Co., Class A                       20,330       1,050,044
Westlake Chemical Corp. (a)                               40,660       1,275,911
                                                                     -----------
                                                                      26,777,411
COMMERCIAL AIRCRAFT & COMPONENTS 0.3%
--------------------------------------------------------------------------------
Ducommun, Inc. *                                           2,230          51,022
Sequa Corp., Class A (a)*                                 11,240       1,293,274
Triumph Group, Inc. (a)                                   35,450       1,858,644
                                                                     -----------
                                                                       3,202,940
COMMUNICATIONS UTILITIES 1.7%
--------------------------------------------------------------------------------
Alaska Communications Systems Group, Inc.                 15,770         239,546
Atlantic Tele-Network, Inc.                                4,505         131,996
CenturyTel, Inc.                                          73,218       3,196,698
CT Communications, Inc. (a)                               56,678       1,299,060
D&E Communications, Inc.                                  38,728         489,909
FiberNet Telecom Group, Inc. *                             1,623          10,842
General Communication, Inc., Class A (a)*                149,531       2,352,123
Gilat Satellite Networks Ltd. *                           64,195         565,558
Golden Telecom, Inc. (a)                                  16,900         791,596
HickoryTech Corp.                                          3,704          26,484
IDT Corp., Class B *                                       2,070          27,075
The Knot, Inc. (a)*                                       12,099         317,478
Time Warner Telecom, Inc., Class A (a)*                  131,431       2,619,420
United Online, Inc. (a)                                  126,665       1,682,111
US LEC Corp., Class A (a)*                                 2,882          26,831
Windstream Corp.                                         126,100       1,793,142
                                                                     -----------
                                                                      15,569,869
CONSTRUCTION & HOMEBUILDING 1.2%
--------------------------------------------------------------------------------
Comfort Systems USA, Inc.                                 82,251       1,039,653
EMCOR Group, Inc. (a)*                                    82,200       4,673,070
Granite Construction, Inc.                                29,710       1,495,007
Insituform Technologies, Inc., Class A (a)*               46,353       1,198,688
Meadow Valley Corp. *                                     10,385         105,408
Perini Corp. *                                            68,490       2,108,122
Quanta Services, Inc. (a)*                                20,289         399,085
Skyline Corp.                                              5,170         207,937
U.S. Home Systems, Inc. *                                    850           9,656
                                                                     -----------
                                                                      11,236,626
CONSTRUCTION MATERIALS 1.0%
--------------------------------------------------------------------------------
Ameron International Corp.                                 4,430         338,319
MDU Resources Group, Inc.                                337,697       8,658,551
Oil-Dri Corp. of America                                  10,000         168,800
Patrick Industries, Inc. *                                14,395         178,858
United States Lime & Minerals, Inc. *                      4,400         132,660
                                                                     -----------
                                                                       9,477,188
CONSUMER DURABLES 0.4%
--------------------------------------------------------------------------------
Koss Corp.                                                   200           4,672
Thor Industries, Inc. (a)                                 54,400       2,393,056
Universal Electronics, Inc. *                             44,109         927,171
                                                                     -----------
                                                                       3,324,899
DRUGS & PHARMACEUTICALS 2.1%
--------------------------------------------------------------------------------
Cephalon, Inc. (a)*                                      133,786       9,419,872
E-Z-EM, Inc. *                                             3,683          64,342
Geopharma, Inc. *                                          2,030           8,242
King Pharmaceuticals, Inc. (a)*                          552,437       8,794,797
Matrixx Initiatives, Inc. (a)*                            27,625         440,066
Natural Alternative International, Inc. (a)*              16,211         140,063
NBTY, Inc. *                                               5,210         216,580
Nutraceutical International Corp. *                          500           7,655
Perrigo Co.                                               29,180         504,814
Schiff Nutrition International, Inc. *                     8,400          55,860
Sciele Pharma, Inc. *                                        699          16,776
                                                                     -----------
                                                                      19,669,067
ELECTRIC UTILITIES 4.1%
--------------------------------------------------------------------------------
Alliant Energy Corp. (a)                                 210,823       7,962,785
Central Vermont Public Service Corp.                       2,820          66,411
CH Energy Group, Inc. (a)                                  5,276         278,573
Cleco Corp.                                              121,670       3,069,734
Northeast Utilities                                      277,987       7,828,114
OGE Energy Corp.                                         101,090       4,043,600
Pepco Holdings, Inc.                                     232,550       6,048,625
Pinnacle West Capital Corp.                                3,436         174,171
Portland General Electric Co.                              1,440          39,240
Puget Energy, Inc.                                        26,570         673,815
UIL Holdings Corp.                                        35,369       1,492,218
Unisource Energy Corp.                                    43,550       1,590,881
Unitil Corp.                                               2,580          65,403

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Westar Energy, Inc. (a)                                  192,533       4,998,157
                                                                     -----------
                                                                      38,331,727
FINANCIAL INVESTMENTS 0.5%
--------------------------------------------------------------------------------
Aaron Rents, Inc.                                         13,580         390,832
Ampal-American Israel Corp., Class A *                     3,260          15,615
California First National Bancorp                          2,138          29,889
Electro Rent Corp. *                                         505           8,434
ePlus, Inc. *                                             18,720         195,624
Jackson Hewitt Tax Service, Inc.                          60,619       2,059,228
Macrovision Corp. (a)*                                    11,122         314,308
PICO Holdings, Inc. (a)*                                  15,124         525,862
Rent-A-Center, Inc. *                                     21,081         622,100
SRS Labs, Inc. *                                           9,758         105,582
UTEK Corp. (a)                                            25,870         293,883
Willis Lease Finance Corp. *                              21,670         223,634
                                                                     -----------
                                                                       4,784,991
FOREST PRODUCTS & PAPER 0.1%
--------------------------------------------------------------------------------
American Woodmark Corp. (a)                               10,082         421,932
Cenveo, Inc. *                                               880          18,656
CSS Industries, Inc. (a)                                   3,400         120,258
Lydall, Inc. *                                            41,980         453,804
Mod-Pac Corp. *                                            3,210          35,310
Nashua Corp. *                                             5,700          47,709
                                                                     -----------
                                                                       1,097,669
FURNITURE & HOUSEHOLD ITEMS 2.9%
--------------------------------------------------------------------------------
A.T. Cross Co., Class A *                                  3,803          28,903
Acuity Brands, Inc.                                       56,600       2,945,464
AEP Industries, Inc. *                                     6,593         351,473
AZZ, Inc. *                                                6,530         334,336
Bassett Furniture Industries, Inc.                        16,230         265,198
Callaway Golf Co. (a)                                    143,422       2,066,711
Chase Corp.                                                1,300          33,085
Communications Systems, Inc.                              10,040         100,300
Craftmade International, Inc.                              2,220          39,871
Cybex International, Inc. (a)*                            39,640         238,236
Ethan Allen Interiors, Inc. (a)                          115,069       4,155,142
Flexsteel Industries, Inc. (a)                               100           1,258
GameTech International, Inc. *                            15,174         181,785
Genlyte Group, Inc. *                                      1,894         147,940
Griffon Corp. (a)*                                        93,640       2,387,820
Hillenbrand Industries, Inc.                               4,600         261,878
Hooker Furniture Corp.                                     8,656         135,726
JAKKS Pacific, Inc. (a)*                                  71,809       1,568,309
K2, Inc. *                                                48,540         640,243
La-Z-Boy, Inc. (a)                                        93,199       1,106,272
Mity Enterprises, Inc. *                                     610          10,919
Movado Group, Inc. (a)                                    61,330       1,778,570
National Presto Industries, Inc.                          13,060         781,902
Preformed Line Products Co. (a)                            4,200         148,050
Steelcase, Inc., Class A (a)                              67,363       1,223,312
Thomas & Betts Corp. *                                   124,540       5,888,251
Tredegar Corp. (a)                                           800          18,088
UFP Technologies, Inc. *                                   2,270          12,757
West Pharmaceutical Services, Inc. (a)                     3,740         191,600
                                                                     -----------
                                                                      27,043,399
GAS & OTHER PUBLIC UTILITIES 1.1%
--------------------------------------------------------------------------------
American States Water Co. (a)                             10,110         390,448
Artesian Resources Corp., Class A                          5,662         111,315
California Water Service Group                            14,874         600,910
Clean Harbors, Inc. *                                      4,683         226,704
Copano Energy LLC                                          1,940         115,721
Delta Natural Gas Co., Inc.                                6,223         156,073
Energy West, Inc.                                            210           2,331
Florida Public Utilites Co.                                8,640         114,480
Industrial Services of America, Inc. *                       900           4,905
Nicor, Inc. (a)                                          108,740       5,089,032
Northwest Natural Gas Co. (a)                                130           5,517
RGC Resources, Inc.                                        3,037          76,988
SJW Corp. (a)                                             28,840       1,117,838
The Laclede Group, Inc. (a)                               21,350         747,890
Waste Industries USA, Inc. (a)                            24,567         749,785
WGL Holdings, Inc. (a)                                    11,970         389,983
                                                                     -----------
                                                                       9,899,920
GOVERNMENT AIRCRAFT & DEFENSE 0.6%
--------------------------------------------------------------------------------
Armor Holdings, Inc. (a)*                                 99,024       5,431,466

HEALTH CARE & HOSPITAL 1.1%
--------------------------------------------------------------------------------
Almost Family, Inc. *                                      6,400         277,568
American Shared Hospital Services (a)                     13,430          89,309
AMERIGROUP Corp. *                                         3,560         127,768
Genesis HealthCare Corp. *                                30,339       1,432,911
Gentiva Health Services, Inc. *                            2,440          46,506
IntegraMed America, Inc. *                                 2,530          38,077
Manor Care, Inc. (a)                                     116,230       5,453,512
MedCath Corp. *                                           11,946         326,843
MEDTOX Scientific, Inc. *                                 17,170         228,876
National Dentex Corp. *                                    8,770         153,475
National Healthcare Corp.                                 18,174       1,003,205
NovaMed, Inc. *                                           43,660         330,506
Res-Care, Inc. *                                          67,585       1,226,668
                                                                     -----------
                                                                      10,735,224
INFORMATION & SERVICES 4.4%
--------------------------------------------------------------------------------
Ablest, Inc. *                                             1,510           9,800
ABM Industries, Inc.                                         720          16,351
Alliance Data Systems Corp. *                              9,246         577,598
Angelica Corp.                                             1,250          32,250
Bioanalytical Systems, Inc. *                                410           2,255
Carriage Services, Inc. (a)*                               8,870          45,148
Cass Information Systems, Inc. (a)                           112           4,052
CBIZ, Inc. (a)*                                           89,932         626,826
CDI Corp. (a)                                             38,539         959,621
Ceridian Corp. (a)*                                        7,450         208,451
Convergys Corp. *                                         92,740       2,205,357
Corrections Corp. of America *                           144,667       6,543,289
CPI Corp. (a)                                             20,200         939,098
Ecology & Environment, Inc.                                4,050          44,145
Exponent, Inc. *                                          49,520         924,043
Forrester Research, Inc. *                                40,484       1,097,521
Gartner, Inc. *                                           18,350         363,147

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
ICT Group, Inc. (a)*                                      21,617         682,881
Infinity Pharmaceuticals, Inc. *                             630           7,844
Jones Lang LaSalle, Inc. (a)                               6,467         596,063
Kelly Services, Inc., Class A (a)                         69,460       2,010,172
Kforce, Inc. (a)*                                         14,602         177,706
Layne Christensen Co. *                                   10,792         354,301
Metal Management, Inc. (a)                                86,840       3,286,894
Monro Muffler Brake, Inc.                                 26,447         928,290
MPS Group, Inc. (a)*                                     191,574       2,716,519
National Technical Systems, Inc. *                        12,880          87,970
Nobel Learning Communities, Inc. *                        16,300         186,717
On Assignment, Inc. *                                        920          10,810
PAREXEL International Corp. (a)*                          82,787       2,398,339
PDI, Inc. *                                                5,020          50,953
RCM Technologies, Inc. *                                   7,818          46,830
Schnitzer Steel Industries, Inc., Class A (a)             63,781       2,532,106
Security National Financial Corp., Class A *               1,443           7,864
Silverleaf Resorts, Inc. *                                40,700         182,336
Sotheby's                                                  9,450         293,139
Spherion Corp. *                                         138,090       1,026,009
SRI/Surgical Express, Inc. *                               7,739          42,487
TeleTech Holdings, Inc. (a)*                             108,755       2,597,070
The Dun & Bradstreet Corp. *                                  70           5,795
URS Corp. *                                              115,565       4,951,960
Viad Corp.                                                14,850         602,910
Volt Information Sciences, Inc. (a)*                      24,083       1,209,208
                                                                     -----------
                                                                      41,592,125
INSTRUMENTS 4.4%
--------------------------------------------------------------------------------
1-800 CONTACTS, INC. *                                       640          10,438
Aeroflex, Inc. (a)*                                        1,640          19,221
Allied Healthcare Products, Inc. *                        19,700         101,849
Angeion Corp. (a)*                                        10,614         129,809
Astro-Med, Inc.                                            2,906          29,554
Atrion Corp.                                               1,111          86,380
Beckman Coulter, Inc.                                      7,448         445,390
Bio-Rad Laboratories, Inc., Class A (a)*                  12,020         991,890
Bruker BioSciences Corp. *                                20,550         154,331
Cholestech Corp. *                                         3,429          63,162
Coherent, Inc. *                                         102,561       3,237,851
Data I/O Corp. *                                             200             726
Datascope Corp.                                           33,275       1,212,541
Enpath Medical, Inc. *                                     1,239          18,027
FEI Co. (a)*                                              34,549         911,057
Frequency Electronics, Inc.                                1,581          18,893
Hurco Cos., Inc. *                                        20,200         641,956
ICU Medical, Inc. (a)*                                       970          39,460
IDEXX Laboratories, Inc. *                                19,096       1,514,313
Illumina, Inc. *                                          67,438       2,650,988
Immucor, Inc. *                                            7,289         213,058
Input/Output, Inc. (a)*                                  143,980       1,962,447
K-Tron International, Inc. *                               2,400         179,208
LeCroy Corp. *                                            31,535         362,968
Mesa Laboratories, Inc.                                    2,188          41,025
Mettler-Toledo International, Inc. *                       6,864         541,226
MOCON, Inc.                                                3,253          41,346
New Brunswick Scientific Co., Inc. *                       7,124          57,704
O.I. Corp. (a)                                             4,685          53,409
Oakley, Inc. (a)                                          17,170         344,430
OSI Systems, Inc. (a)*                                    30,138         630,788
Palomar Medical Technologies, Inc. (a)*                   13,290         673,404
Perceptron, Inc. *                                        22,210         188,119
PerkinElmer, Inc.                                        286,151       6,361,137
Span-America Medical Systems, Inc.                         7,600         110,960
Steris Corp. (a)                                         141,485       3,561,177
Tektronix, Inc.                                            2,540          74,092
Teleflex, Inc.                                           128,880       8,320,493
Tollgrade Communications, Inc. *                          26,340         278,414
Trimble Navigation Ltd. *                                  6,000         304,380
Universal Security Instruments, Inc. *                     6,959         194,435
Varian, Inc. *                                            18,170         813,834
Viasys Healthcare, Inc. *                                 97,900       2,723,578
Vital Signs, Inc.                                          9,278         463,158
ZEVEX International, Inc. (a)*                             8,827          86,990
Zoll Medical Corp. *                                       7,018         408,728
Zygo Corp. *                                              12,910         212,370
                                                                     -----------
                                                                      41,480,714
INSURANCE 9.0%
--------------------------------------------------------------------------------
21st Century Holding Co. (a)                                 300           7,125
Alleghany Corp. *                                            640         232,704
American Equity Investment Life Holding Co. (a)           47,150         614,364
American Financial Group, Inc.                           263,059       9,446,467
American National Insurance Co.                           15,033       1,715,416
American Physicians Service Group, Inc. *                  7,700         123,200
American Safety Insurance Holdings Ltd. *                  3,490          64,740
Arch Capital Group Ltd. *                                119,186       8,058,165
Argonaut Group, Inc. *                                    12,667         441,572
Aspen Insurance Holdings Ltd.                             35,770         942,897
Baldwin & Lyons, Inc., Class B (a)                         4,275         109,184
Conseco, Inc. (a)*                                        85,040       1,699,099
Delphi Financial Group, Inc., Class A                     17,699         716,102
Endurance Specialty Holdings Ltd. (a)                    105,928       3,874,846
FBL Financial Group, Inc., Class A (a)                     1,300          50,804
Great American Financial Resources, Inc.                  26,160         602,988
Harleysville Group, Inc.                                   4,070         141,717
HCC Insurance Holdings, Inc.                             280,859       9,012,765
Horace Mann Educators Corp.                               94,580       1,910,516
Investors Title Co.                                        2,411         127,108
IPC Holdings, Ltd. (a)                                     1,278          40,193
Kansas City Life Insurance Co.                             7,343         367,737
Max Re Capital Ltd.                                      110,101       2,732,707

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Meadowbrook Insurance Group, Inc. *                       48,311         477,796
Mercer Insurance Group, Inc.                               6,690         134,870
National Western Life Insurance Co., Class A *             3,398         782,016
NYMAGIC, Inc.                                             13,390         490,074
Odyssey Re Holdings Corp.                                  3,390         126,447
Old Republic International Corp.                         154,760       3,602,813
PartnerRe Ltd. (a)                                       109,440       7,773,523
Philadelphia Consolidated Holding Corp. *                114,626       5,107,735
Presidential Life Corp.                                   42,187         926,005
ProCentury Corp. (a)                                      36,600         677,100
Radian Group, Inc.                                        63,642       3,430,940
Reinsurance Group of America, Inc. (a)                    96,640       5,382,848
RenaissanceRe Holdings Ltd.                              101,076       6,064,560
RTW, Inc. *                                                4,400          39,688
Safety Insurance Group, Inc. (a)                          33,245       1,685,854
Selective Insurance Group, Inc. (a)                       10,187         583,613
The Midland Co. (a)                                        5,465         229,257
Unico American Corp. *                                    10,910         142,703
United America Indemnity Ltd., Class A *                  26,483         670,814
USI Holdings Corp. *                                         901          13,839
Wesco Financial Corp.                                      2,110         970,600
Zenith National Insurance Corp. (a)                       43,815       2,055,362
                                                                     -----------
                                                                      84,400,873
IT HARDWARE 5.2%
--------------------------------------------------------------------------------
Advanced Energy Industries, Inc. *                        91,581       1,728,133
American Technical Ceramics Corp. *                       10,770         175,336
Anaren, Inc. (a)*                                         30,277         537,720
Applied Innovation, Inc. *                                 4,280          13,739
Avocent Corp. *                                              370          12,524
AVX Corp. (a)                                             38,310         566,605
Axcelis Technologies, Inc. (a)*                            2,020          11,777
CTS Corp. (a)                                             51,835         813,809
Cymer, Inc. (a)*                                          35,067       1,541,195
Daktronics, Inc.                                          70,197       2,586,759
Digi International, Inc. *                                 1,040          14,342
DSP Group, Inc. *                                         33,728         731,898
EMS Technologies, Inc. *                                  40,545         812,116
Espey Manufacturing & Electronics Corp.                    3,600          66,888
Exar Corp. *                                             107,911       1,402,843
Fairchild Semiconductor International, Inc. *             18,759         315,339
Globecomm Systems, Inc. *                                 28,188         248,336
Imation Corp.                                            110,998       5,153,637
Integrated Device Technology, Inc. *                     108,924       1,686,144
Intersil Corp., Class A (a)                              122,286       2,925,081
inTEST Corp. *                                             4,286          18,773
Kimball International, Inc., Class B (a)                     768          18,662
LSI Logic Corp. *                                        996,444       8,967,996
LTX Corp. *                                               15,600          87,360
MKS Instruments, Inc. (a)*                                63,074       1,424,211
ON Semiconductor Corp. (a)*                               38,954         294,882
Oplink Communications, Inc. (a)*                          18,839         387,330
Park Electrochemical Corp.                                52,220       1,339,443
Pericom Semiconductor Corp. *                             20,504         235,181
Rudolph Technologies, Inc. *                               1,127          17,942
Semitool, Inc. (a)*                                       76,033       1,011,999
SonicWALL, Inc. *                                        164,970       1,389,047
Spectrum Control, Inc. *                                  31,270         303,944
Standard Microsystems Corp. *                             26,903         752,746
Stratex Networks, Inc. (a)*                                2,040           9,853
Technitrol, Inc.                                         152,370       3,640,119
Tekelec *                                                  5,470          81,120
ViaSat, Inc. *                                             1,820          54,254
Vishay Intertechnology, Inc. *                           513,840       6,957,394
White Electronic Designs Corp. *                          13,430          73,059
                                                                     -----------
                                                                      48,409,536
LAND & WATER TRANSPORTATION 1.3%
--------------------------------------------------------------------------------
B & H Ocean Carriers Ltd. *                                2,390          35,850
GulfMark Offshore, Inc. *                                  3,780         141,410
Hub Group, Inc., Class A *                                14,316         394,406
Laidlaw International, Inc.                              139,933       4,258,161
Seacor Holdings, Inc. *                                   53,626       5,316,482
Smithway Motor Xpress Corp., Class A *                     3,890          38,900
Trico Marine Services, Inc. *                              9,273         355,248
Werner Enterprises, Inc. (a)                              67,702       1,183,431
                                                                     -----------
                                                                      11,723,888
MAINFRAME & MINICOMPUTERS 0.1%
--------------------------------------------------------------------------------
Omnicell, Inc. *                                          27,111         505,078

METAL PRODUCTS & MACHINERY 4.5%
--------------------------------------------------------------------------------
AGCO Corp. (a)*                                           68,895       2,131,611
Allied Motion Technologies, Inc. *                         4,146          28,483
Ampco-Pittsburgh Corp.                                     1,734          58,054
Astec Industries, Inc. *                                  20,466         718,357
Baldor Electric Co.                                        2,800          93,576
Bonso Electronic International, Inc.                      11,533          57,204
Brooks Automation, Inc. (a)*                              18,292         263,405
Chicago Rivet & Machine Co.                                  420           8,820
CompX International, Inc.                                  5,800         116,928
Crown Holdings, Inc. (a)*                                 69,540       1,454,777
Eastern Co.                                                4,920          95,399
Electro Scientific Industries, Inc. *                     47,439         955,421
EnPro Industries, Inc. (a)*                               64,300       2,135,403
Evans & Sutherland Computer Corp. *                        6,153          26,027
Freightcar America, Inc. (a)                              44,469       2,465,806
Gardner Denver, Inc. (a)*                                 40,940       1,527,471
Gerber Scientific, Inc. *                                 76,620         962,347
Hardinge, Inc.                                             9,591         144,440
International Aluminum Corp.                               3,120         152,100
Kadant, Inc. *                                            50,900       1,240,942
Kennametal, Inc.                                          45,109       2,654,665
Lincoln Electric Holdings, Inc. (a)                       15,848         957,536

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Littelfuse, Inc. (a)*                                      4,690         149,517
Material Sciences Corp. *                                 38,892         503,263
MFRI, Inc. *                                               1,916          37,745
Newport Corp. *                                           14,260         298,747
NN, Inc.                                                  10,609         131,870
Nordson Corp.                                              1,390          69,264
North American Galvanizing & Coatings, Inc. *             21,162         110,466
P & F Industries, Inc. *                                   3,250          35,750
Q.E.P. Co., Inc. *                                         1,679           9,822
Regal Beloit Corp. (a)                                    76,330       4,008,088
Robbins & Myers, Inc.                                     24,080       1,105,754
Rofin-Sinar Technologies, Inc. *                             720          43,531
SL Industries, Inc. *                                     10,470         170,138
SPX Corp. (a)                                             36,130       2,209,711
Standex International Corp.                               16,690         502,870
TB Wood's Corp.                                           13,687         235,211
Tennant Co. (a)                                            5,920         171,680
Terex Corp. *                                             27,220       1,757,868
The Manitowoc Co., Inc.                                    3,000         178,290
The Timken Co.                                           180,051       5,253,888
Trinity Industries, Inc. (a)                              45,542       1,603,078
Twin Disc, Inc.                                            3,360         119,280
Varian Semiconductor Equipment Associates, Inc. (a)*      50,212       2,285,650
Veeco Instruments, Inc. (a)*                              93,254       1,746,647
Velcro Industries N.V.                                    17,743         250,709
Woodward Governor Co.                                     26,610       1,056,683
                                                                     -----------
                                                                      42,294,292
MISCELLANEOUS FINANCE 2.7%
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                       199,160      12,604,836
Knight Capital Group, Inc., Class A (a)*                 348,063       6,672,368
Piper Jaffray Cos., Inc. *                                   300          19,545
Raymond James Financial, Inc.                            128,265       3,887,712
SWS Group, Inc. (a)                                       42,104       1,503,113
Value Line, Inc. (a)                                       2,407         109,398
                                                                     -----------
                                                                      24,796,972
OIL & COAL RESOURCES 0.6%
--------------------------------------------------------------------------------
Callon Petroleum Co. (a)*                                 56,660         851,600
Forest Oil Corp. (a)*                                     13,860         452,945
Mariner Energy, Inc. *                                   121,377       2,378,989
Penn Virginia Corp. (a)                                      504          35,300
Swift Energy Co. (a)*                                     12,200         546,682
Teton Energy Corp. *                                     101,220         505,088
Unit Corp. *                                              11,920         577,524
                                                                     -----------
                                                                       5,348,128
OIL DISTRIBUTION 1.3%
--------------------------------------------------------------------------------
Adams Resources & Energy, Inc.                             9,259         278,696
Frontier Oil Corp.                                       127,368       3,660,556
Tesoro Corp.                                              91,606       6,024,927
Western Refining, Inc. (a)                                78,272       1,992,805
                                                                     -----------
                                                                      11,956,984
OIL DRILLING & SERVICES 3.3%
--------------------------------------------------------------------------------
Basic Energy Services, Inc. *                             15,260         376,159
Dril-Quip, Inc. (a)*                                      33,200       1,300,112
Lufkin Industries, Inc. (a)                               29,340       1,704,067
Pride International, Inc. *                               17,750         532,678
Rowan Cos., Inc. (a)                                     193,045       6,409,094
Superior Energy Services, Inc. (a)*                      110,619       3,615,029
TETRA Technologies, Inc. (a)*                            241,796       6,185,142
Tidewater, Inc.                                          181,780       8,790,881
W-H Energy Services, Inc. (a)*                            34,750       1,691,977
                                                                     -----------
                                                                      30,605,139
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.4%
--------------------------------------------------------------------------------
Baldwin Technology Co., Inc., Class A *                   43,210         216,050
Hypercom Corp. *                                          94,250         598,487
Key Tronic Corp. (a)*                                     26,237         125,413
SimpleTech, Inc. (a)*                                    102,249       1,296,517
VeriFone Holdings, Inc. (a)*                              47,239       1,672,261
                                                                     -----------
                                                                       3,908,728
PUBLISHING, BROADCASTING & CINEMA 0.3%
--------------------------------------------------------------------------------
Alloy, Inc. *                                              1,300          14,963
Bowne & Co., Inc.                                         72,740       1,159,475
Champion Industries, Inc.                                  7,808          67,071
Franklin Covey Co. *                                      53,390         372,662
Media General, Inc., Class A (a)                           8,270         307,396
Regent Communications, Inc. *                             48,794         138,087
Source Interlink Cos., Inc. (a)*                          26,856         219,145
Tufco Technologies, Inc. *                                 2,242          15,425
World Wrestling Entertainment, Inc.                        8,160         133,008
                                                                     -----------
                                                                       2,427,232
REAL ESTATE DEVELOPMENT 0.8%
--------------------------------------------------------------------------------
American Spectrum Realty, Inc. *                             300           7,170
AMREP Corp. (a) *                                         11,150       1,365,875
Avatar Holdings, Inc. (a)*                                10,129         818,930
IHOP Corp.                                                18,987       1,000,615
ILX Resorts, Inc.                                          5,160          48,607
J.W. Mays, Inc. *                                            500          10,625
Service Corp. International                              166,230       1,703,857
Stewart Enterprises, Inc., Class A (a)                   327,992       2,049,950
Stratus Properties, Inc. *                                   710          22,720
United Capital Corp. *                                     8,880         262,226
Wellsford Real Properties, Inc. *                         16,610         124,907
Wilshire Enterprises, Inc. *                               1,630           7,417
                                                                     -----------
                                                                       7,422,899
REAL ESTATE INVESTMENT TRUSTS 5.4%
--------------------------------------------------------------------------------
American First Apartment Investors, Inc. (a)               1,300          23,790
Ashford Hospitality Trust                                125,796       1,566,160
Associated Estates Realty Corp.                           57,780         793,897
Commercial Net Lease Realty                               63,656       1,460,905
Digital Realty Trust, Inc.                                   930          31,834
Eagle Hospitality Properties Trust, Inc.                  61,950         568,701
Entertainment Properties Trust (a)                         7,363         430,294

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Extra Space Storage, Inc. (a)                            100,040       1,826,730
Franklin Street Properties Corp.                          19,850         417,843
Gladstone Commercial Corp.                                 1,680          33,835
Highland Hospitality Corp.                               158,943       2,264,938
Home Properties, Inc.                                     35,100       2,080,377
HRPT Properties Trust (a)                                655,080       8,090,238
Innkeepers USA Trust                                       9,180         142,290
iStar Financial, Inc.                                     88,314       4,223,175
LaSalle Hotel Properties (a)                              13,390         613,932
LTC Properties, Inc.                                      32,580         889,760
Medical Properties Trust, Inc.                           136,000       2,080,800
Mission West Properties, Inc. (a)                         24,940         326,714
Monmouth Capital Corp.                                     3,030          16,423
Monmouth Real Estate Investment Corp., Class A            56,990         481,566
National Health Investors, Inc.                           49,300       1,626,900
National Health Realty, Inc.                               9,800         235,200
Omega Healthcare Investors, Inc.                         164,890       2,921,851
One Liberty Properties, Inc.                              21,600         542,808
Republic Property Trust                                   29,910         345,161
Spirit Finance Corp. (a)                                 194,697       2,427,872
Strategic Hotel & Resorts, Inc. (a)                      108,560       2,365,522
Sunstone Hotel Investors, Inc. (a)                       211,391       5,650,481
Supertel Hospitality, Inc.                                 7,514          52,072
Weingarten Realty Investors (a)                           79,903       3,684,327
Winston Hotels, Inc.                                      92,374       1,223,956
Winthrop Realty Trust                                     90,780         621,843
                                                                     -----------
                                                                      50,062,195
RESTAURANTS, HOTELS & THEATERS 2.3%
--------------------------------------------------------------------------------
Avalon Holdings Corp., Class A *                           1,600          11,520
Benihana, Inc. *                                           7,446         234,326
Bob Evans Farms, Inc.                                     34,884       1,193,730
Brinker International, Inc. (a)                          135,900       4,098,744
Buffalo Wild Wings, Inc. (a)*                              2,248         119,594
Burger King Holdings, Inc. (a)*                           46,790         987,269
CBRL Group, Inc.                                         109,064       4,881,705
Churchill Downs, Inc.                                      1,000          42,740
Flanigan's Enterprises Inc                                   471           4,908
Friendly Ice Cream Corp. *                                 1,290          15,803
Frisch's Restaurants, Inc.                                 4,190         123,186
Interstate Hotels & Resorts, Inc. (a)*                    96,200         717,652
J. Alexander's Corp.                                      10,580          95,008
Jack in the Box, Inc. *                                   41,287       2,520,158
Live Nation, Inc. *                                        6,178         138,387
Marcus Corp.                                              43,460       1,111,707
Mexican Restaurants, Inc. *                                8,834          97,174
Nathan's Famous, Inc. *                                    5,324          76,453
O'Charley's, Inc. *                                          280           5,958
Pinnacle Entertainment, Inc. *                            14,125         468,102
Red Lion Hotels Corp. *                                   32,700         416,598
Speedway Motorsports, Inc. (a)                            35,840       1,376,256
Star Buffet, Inc.                                          3,900          31,395
The Steak n Shake Co. *                                    4,170          73,392
Vail Resorts, Inc. *                                      64,440       2,888,201
                                                                     -----------
                                                                      21,729,966
RETAIL 6.6%
--------------------------------------------------------------------------------
1-800-FLOWERS.COM, Inc., Class A (a)*                     80,900         498,344
AnnTaylor Stores Corp. *                                 144,919       4,759,140
Arden Group, Inc., Class A (a)                               220          27,238
Barnes & Noble, Inc.                                      41,520       1,648,759
Big Lots, Inc. (a)*                                      339,606       7,783,770
Books-A-Million, Inc.                                     10,219         231,767
Cash America International, Inc.                          38,880       1,823,472
Charlotte Russe Holding, Inc. *                           19,519         600,209
Charming Shoppes, Inc. (a)*                              235,104       3,180,957
Circuit City Stores, Inc. (a)                              4,731          89,794
Coldwater Creek, Inc. *                                    4,036          98,963
Collegiate Pacific, Inc. (a)                              18,640         176,334
Cost-U-Less, Inc. *                                        7,770          62,549
Deb Shops, Inc.                                            4,206         111,038
Dillard's, Inc., Class A (a)                              89,356       3,124,779
EZCORP, Inc., Class A *                                  113,106       1,837,973
First Cash Financial Services, Inc. *                     30,236         782,205
Gottschalks, Inc. (a)*                                    22,057         253,214
GSI Commerce, Inc. (a)*                                   49,929         936,169
Hastings Entertainment, Inc. (a)*                         26,860         190,169
Haverty Furniture Cos., Inc. (a)                          80,070       1,185,036
Ingles Markets, Inc., Class A                              4,562         135,902
Insight Enterprises, Inc. *                               57,184       1,079,062
Jennifer Convertibles, Inc. *                              1,290           6,876
Longs Drug Stores Corp. (a)                              105,930       4,489,313
Nutri/System, Inc. *                                      98,260       6,228,701
OfficeMax, Inc.                                           47,051       2,336,082
PC Connection, Inc. (a)*                                     200           2,966
Restoration Hardware, Inc. (a)*                           99,600         847,596
REX Stores Corp. *                                         2,850          50,559
Ruddick Corp.                                                460          12,765
Rush Enterprises, Inc., Class A (a)*                      11,768         199,115
Rush Enterprises, Inc., Class B (a)*                      32,497         512,803
Sabre Holdings Corp., Class A (a)                        203,497       6,489,519
Shoe Carnival, Inc. *                                     29,500         932,200
Smart & Final, Inc. (a)*                                  15,070         284,823
Spartan Store, Inc.                                       79,874       1,671,763
Stage Stores, Inc.                                        19,389         589,232
Stein Mart, Inc.                                           1,751          23,218
Systemax, Inc. (a)*                                       19,776         345,091
The Buckle, Inc.                                             500          25,425
The Cato Corp., Class A                                   86,060       1,971,635
The Great Atlantic & Pacific Tea Co., Inc. *              59,400       1,528,956
The Men's Wearhouse, Inc.                                  6,330         242,186
Tween Brands, Inc. *                                       2,940         117,394
Village Super Market, Inc., Class A                        1,000          85,490
Weis Markets, Inc. (a)                                    31,490       1,263,064
Zale Corp. *                                              22,760         642,060
Zones, Inc. *                                                300           2,241
                                                                     -----------
                                                                      61,517,916
SOAPS & COSMETICS 0.0%
--------------------------------------------------------------------------------
CCA Industries, Inc. (a)                                     930          10,732
CPAC, Inc.                                                 7,963          68,084
                                                                     -----------
                                                                          78,816

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
SOFTWARE 6.8%
--------------------------------------------------------------------------------
Allscripts Healthcare Solutions, Inc. (a)*                 4,910         132,521
American Software, Inc., Class A                          16,950         117,464
Ansoft Corp. (a)*                                         25,060         696,668
Black Box Corp. (a)                                       47,851       2,009,263
Blackbaud, Inc. (a)                                       71,447       1,857,622
BMC Software, Inc. *                                     543,900      17,513,580
Captaris Inc. *                                           56,771         441,111
CIBER, Inc. *                                             76,840         520,975
Computer Task Group, Inc. *                                6,665          31,659
CSP, Inc. *                                                7,852          64,229
Document Sciences Corp. *                                    619           4,147
Edgewater Technology, Inc. (a)*                           33,993         207,697
Emdeon Corp. *                                           734,728       9,103,280
First American Corp.                                     103,113       4,194,637
First Consulting Group, Inc. *                               890          12,246
Harris Interactive, Inc. *                                37,658         189,796
Imergent, Inc. (a)*                                       11,954         342,363
Inforte Corp. *                                           19,069          71,318
Keane, Inc. (a)*                                             300           3,573
Lightbridge, Inc. *                                       62,077         840,523
MapInfo Corp. *                                           37,131         484,560
Moldflow Corp. *                                           4,594          63,811
Ness Technologies, Inc. (a)*                               1,832          26,124
NetManage, Inc. *                                          2,380          12,590
NetScout Systems, Inc. (a)*                               23,411         194,311
PC-Tel, Inc. *                                            70,822         662,186
Perot Systems Corp., Class A *                           208,860       3,423,215
Quest Software, Inc. *                                        21             308
RealNetworks, Inc. (a)*                                  321,127       3,513,129
SAVVIS, Inc. (a)*                                         83,761       2,991,105
Smith Micro Software, Inc. (a)*                               25             355
SPSS, Inc. *                                              16,620         499,763
Sybase, Inc. (a)*                                        243,961       6,025,837
Sykes Enterprises, Inc. (a)*                              50,058         883,023
Synopsys, Inc. *                                         208,936       5,584,859
Syntel, Inc.                                              14,401         385,947
Taleo Corp., Class A (a)*                                 41,470         566,895
TSR, Inc.                                                  4,099          16,765
Tyler Technologies, Inc. *                                 3,200          44,992
                                                                     -----------
                                                                      63,734,447
TEXTILES & APPAREL 2.7%
--------------------------------------------------------------------------------
Albany International Corp., Class A                       31,437       1,034,592
Culp, Inc. *                                               4,260          21,939
Cutter & Buck, Inc.                                        3,080          33,172
Decorator Industries, Inc.                                 3,640          26,572
G-III Apparel Group Ltd. *                                39,740         748,304
Guess?, Inc. (a)*                                         74,480       4,724,267
Hampshire Group Ltd. *                                    10,430         172,825
Interface, Inc., Class A *                                10,240         145,613
Lacrosse Footwear, Inc. *                                  2,350          31,185
Liz Claiborne, Inc.                                       18,805         817,265
Perry Ellis International, Inc. *                         17,860         732,260
Phillips-Van Heusen Corp.                                133,490       6,697,193
R.G. Barry Corp. *                                         3,020          21,925
Skechers U.S.A., Inc., Class A (a)*                       61,000       2,031,910
Steven Madden Ltd. *                                      74,537       2,615,503
Stride Rite Corp.                                        105,567       1,591,950
The Gymboree Corp. *                                      61,560       2,349,130
Weyco Group, Inc.                                         12,204         303,269
Wolverine World Wide, Inc.                                48,120       1,372,382
                                                                     -----------
                                                                      25,471,256
WHOLESALE 4.1%
--------------------------------------------------------------------------------
Adesa, Inc.                                               74,920       2,079,030
Anixter International, Inc. (a)*                          24,884       1,351,201
Applied Industrial Technologies, Inc.                     71,827       1,889,768
Arrow Electronics, Inc. (a)*                             247,291       7,802,031
Avnet, Inc. (a)*                                         417,640      10,662,349
Brown Shoe Co., Inc.                                      61,905       2,955,345
Coast Distribution System, Inc.                           10,030          86,759
Delta Apparel, Inc.                                        5,370          91,773
Huttig Building Products, Inc. *                          37,928         200,639
IKON Office Solutions, Inc.                                8,800         144,056
Industrial Distribution Group, Inc. *                     16,083         159,222
Keystone Automotive Industries, Inc. *                    40,541       1,377,989
Lawson Products, Inc.                                      3,368         154,558
LKQ Corp. (a)*                                            32,008         735,864
Man Sang Holdings, Inc. *                                  8,840          43,670
NACCO Industries, Inc., Class A                           13,200       1,803,120
Nu Horizons Electronics Corp. (a)*                         4,118          42,374
Park-Ohio Holdings Corp. (a)*                              4,390          70,591
Richardson Electronics Ltd.                               51,200         466,432
TESSCO Technologies, Inc. *                               13,095         281,019
Traffix, Inc.                                              8,296          45,462
WESCO International, Inc. (a)*                            94,600       5,563,426
                                                                     -----------
                                                                      38,006,678
TOTAL COMMON STOCK
(COST $785,824,091)                                                  925,720,949

SECURITY                                             FACE AMOUNT        VALUE
       RATE, MATURITY DATE                               ($)             ($)
SHORT-TERM INVESTMENT 0.9% OF NET ASSETS

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
REPURCHASE AGREEMENT 0.9%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp.
   dated 12/29/06, due
   01/02/07 at 5%, with a maturity value of
   $7,904,389 (fully collateralized by
   Federal Home Loan Mortgage Corporation with
   a value of $8,229,411).                             7,900,000       7,900,000
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $7,900,000)                                                      7,900,000

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

END OF INVESTMENTS.

COLLATERAL INVESTED FOR SECURITIES ON LOAN 5.1% OF NET ASSETS
State Street Navigator Security Lending Prime
   Portfolio                                          47,544,914      47,544,914
                                                                     -----------
TOTAL COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $47,544,914)                                                    47,544,914

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 12/31/2006 the tax basis cost of the fund's investments was $794,203,443 and the unrealized appreciation and depreciation were $150,691,895 and ($11,274,389), respectively, with a net unrealized appreciation of $139,417,506.

*   Non-income producing security.
(a) All or a portion of this security is on loan.

LAUDUS TRUST
LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS As of December 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                     COST              VALUE
HOLDINGS BY CATEGORY                                  ($)               ($)
--------------------------------------------------------------------------------
 99.4%   COMMON STOCK                             858,456,788     1,120,360,930

  1.2%   SHORT-TERM
         INVESTMENT                                13,854,000        13,854,000
--------------------------------------------------------------------------------
100.6%   TOTAL INVESTMENTS                        872,310,788     1,134,214,930

  8.7%   COLLATERAL INVESTED
         FOR SECURITIES ON                         97,765,553        97,765,553
         LOAN

(9.3)%   OTHER ASSETS AND
         LIABILITIES                                               (104,658,549)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                               1,127,321,934

                                                    NUMBER OF         VALUE
SECURITY                                             SHARES            ($)
COMMON STOCK 99.4% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 1.5%
--------------------------------------------------------------------------------
Diamond Foods, Inc. (a)                                16,943            322,086
Flowers Foods, Inc. (a)                               233,484          6,301,733
J & J Snack Foods Corp.                                16,508            683,431
National Beverage Corp. (a)*                           65,490            918,825
Penford Corp.                                           3,415             59,080
Seaboard Corp. (a)                                      4,580          8,083,700
Seneca Foods Corp., Class B *                             400              9,890
Tasty Baking Co. (a)                                      470              4,225
                                                                    ------------
                                                                      16,382,970
AIRLINES 1.5%
--------------------------------------------------------------------------------
Air Methods Corp. (a)*                                 18,014            502,951
AirNet Systems, Inc. *                                 36,300            107,448
Alaska Air Group, Inc. (a)*                           257,500         10,171,250
SkyWest, Inc. (a)                                     249,341          6,360,689
                                                                    ------------
                                                                      17,142,338
BANKS & CREDIT INSTITUTIONS 6.8%
--------------------------------------------------------------------------------
1st Source Corp. (a)                                   24,681            793,001
Advanta Corp., Class A                                148,677          5,918,831
Advanta Corp., Class B (a)                             25,735          1,122,818
American Community Bancshares, Inc.                     8,100             89,505
Anchor Bancorp Wisconsin, Inc.                         12,245            352,901
ASTA Funding, Inc. (a)                                  5,519            167,998
Auburn National Bancorporation, Inc.                      100              2,889
BancFirst Corp.                                        39,169          2,115,126
Bank of Granite Corp.                                     953             18,078
BankUnited Financial Corp., Class A (a)               281,264          7,864,141
Berkshire Bancorp, Inc.                                17,866            291,216
Berkshire Hills Bancorp, Inc. (a)                      15,236            509,797
Beverly Hills Bancorp, Inc.                            54,279            449,973
Blue River Bancshares, Inc.                               100                612
BNCCorp, Inc. *                                        10,667            138,031
BOE Financial Services of Virginia, Inc.                  301              9,331
Britton & Koontz Capital Corp.                          5,473            109,405
Brunswick Bancorp *                                       760              9,766
C&F Financial Corp.                                       180              7,191
Camco Financial Corp.                                     540              6,885
Carver Bancorp, Inc. (a)                               22,600            352,108
Central Bancorp, Inc.                                     320             10,208
Centrue Financial Corp.                                12,120            235,976
CFS Bancorp, Inc. (a)                                  24,552            359,687
Codorus Valley Bancorp, Inc.                              281              5,628
Community Bank Shares of Indiana, Inc.                  1,030             23,211
Community Capital Corp.                                 3,588             74,989
Community Financial Corp.                               4,350             50,982
Community Shores Bank Corp. *                             180              2,380
Community West Bancshares                              11,100            175,935
CompuCredit Corp. (a)*                                     98              3,901
Consumer Portfolio Services, Inc. (a)*                 49,762            323,951
Cooperative Bankshares, Inc.                              433              7,686
Corus Bankshares, Inc. (a)                            289,202          6,671,890
Cowlitz Bancorp *                                      36,907            623,359
Credit Acceptance Corp. (a)*                           12,877            429,190
Crescent Banking Co.                                    1,473             68,185
Delta Financial Corp. (a)                             125,440          1,270,707
Desert Community Bank                                  39,358            702,540
Dollar Financial Corp. *                              112,558          3,135,866
ECB Bancorp, Inc.                                       2,089             68,101
Elmira Savings Bank, FSB                               11,999            365,970
Enterprise Financial Services Corp. (a)                   937             30,527
Exchange National Bancshares, Inc.                      4,080            128,520
Federal Agricultural Mortgage Corp., Class C (a)       34,590            938,427
Fidelity Bancorp, Inc.                                     60              1,124
Fidelity Southern Corp.                                 9,457            175,995
First Bancorp of Indiana, Inc.                          3,391             67,159
First Bancshares, Inc.                                 12,121            210,905
First BancTrust Corp.                                  12,550            148,090
First Citizens BancShares, Inc., Class A               14,941          3,027,644
First Defiance Financial Corp.                          3,756            113,807
First Federal Bancshares of Arkansas, Inc.             14,584            354,683
First Federal Bancshares, Inc.                          1,250             28,556
First Federal Bankshares, Inc.                          5,999            130,178
First Financial Service Corp.                             109              3,357
First Mariner Bancorp, Inc. *                           4,940             91,637
First Place Financial Corp.                            70,703          1,660,813
First Regional Bancorp (a)*                            22,413            764,059
First West Virginia Bancorp, Inc.                         330              6,518
FirstFed Financial Corp. (a)*                         116,980          7,834,151
FirstMerit Corp. (a)                                   53,594          1,293,759

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES              ($)
FNB Corp. of North Carolina                             9,544            175,037
FNB Corp. of Virginia (a)                                 700             29,085
Franklin Bank Corp. (a)*                               72,190          1,482,783
Glen Burnie Bancorp                                       360              6,138
Great Pee Dee Bancorp, Inc.                             1,560             24,406
Greene County Bancshares, Inc. (a)                        108              4,291
GS Financial Corp.                                      8,660            168,870
Guaranty Federal Bancshares, Inc.                       3,052             87,714
Habersham Bancorp, Inc.                                25,078            596,856
Hanmi Financial Corp. (a)                              35,465            799,026
HF Financial Corp.                                     25,416            440,713
Hingham Institution for Savings                         9,400            322,232
HMN Financial, Inc.                                    17,130            591,156
Horizon Bancorp                                         6,123            168,076
Integra Bank Corp. (a)                                 14,818            407,791
Intervest Bancshares Corp. (a)*                        50,500          1,737,705
ITLA Capital Corp.                                      8,108            469,534
Lincoln Bancorp                                         2,000             39,980
LSB Financial Corp.                                     4,076            101,391
MASSBANK Corp.                                         12,262            403,297
Mayflower Co-operative Bank                                40                488
Meta Financial Group, Inc.                              2,000             59,600
MFB Corp.                                               3,400            118,660
MidWestOne Financial Group, Inc.                       22,442            447,494
Nara Bancorp, Inc.                                     13,760            287,859
National Mercantile Bancorp *                          13,770            190,715
New Hampshire Thrift Bancshares, Inc.                  10,030            160,982
North Central Bancshares, Inc.                            300             11,852
North Valley Bancorp                                   13,096            242,014
Northeast Bancorp                                         100              1,920
Northway Financial, Inc.                               14,700            489,731
OceanFirst Financial Corp. (a)                          4,380            100,433
Ocwen Financial Corp. (a)*                              2,310             36,637
Park Bancorp, Inc.                                     12,608            438,065
Parkvale Financial Corp.                               28,640            909,320
Peoples Bancorp of North Carolina                       1,599             44,804
Peoples Bancorp, Inc.                                     900             17,618
Peoples BancTrust Co., Inc. (a)                        14,700            378,011
Peoples Community Bancorp, Inc.                         2,700             48,600
Pinnacle Bancshares, Inc.                               1,830             28,905
Premier Financial Bancorp, Inc.                         2,300             32,361
Princeton National Bancorp, Inc.                          327             10,644
Provident Community Bancshares, Inc.                      400              7,868
Provident Financial Holdings, Inc.                     40,331          1,229,692
QCR Holdings, Inc. (a)                                  4,225             74,614
Renasant Corp. (a)                                      8,142            249,389
Republic First Bancorp, Inc. *                         34,597            446,993
Royal Bancshares of Pennsylvania (a)                      210              5,519
Sierra Bancorp (a)                                      3,270             95,942
Simmons First National Corp., Class A (a)               2,600             82,030
South Street Financial Corp. (a)                          393              3,649
Southern Missouri Bancorp, Inc.                        12,548            183,326
Southwest Bancorp, Inc.                                 2,240             62,406
Team Financial, Inc.                                   16,278            260,448
Teche Holding Co.                                       3,900            202,800
TF Financial Corp. (a)                                 10,266            319,273
Timberland Bancorp, Inc.                               20,500            760,755
United Bancshares, Inc.                                11,438            199,136
United Community Financial Corp.                       25,781            315,559
United Security Bancshares, Inc. (a)                    1,180             34,491
Unity Bancorp, Inc.                                    19,111            281,123
Wainwright Bank & Trust Co.                            52,304            579,528
Washington Banking Co.                                 10,496            177,277
Washington Savings Bank, F.S.B.                        12,850            112,438
Willow Financial Bancorp, Inc. (a)                      5,031             75,063
World Acceptance Corp. (a)*                           113,167          5,313,191
Wright Express Corp. (a)*                              33,040          1,029,857
WSFS Financial Corp.                                   10,204            682,954
WVS Financial Corp. (a)                                   252              4,208
                                                                      ----------
                                                                      76,852,177
BASIC MINERALS & METALS 3.0%
--------------------------------------------------------------------------------
AK Steel Holding Corp. *                               38,570            651,833
Chaparral Steel Co.                                   137,622          6,092,526
Cleveland-Cliffs, Inc.                                 28,610          1,385,868
CommScope, Inc. (a)*                                  177,780          5,418,734
General Cable Corp. (a)*                               49,733          2,173,829
Mueller Industries, Inc. (a)                          228,100          7,230,770
Northwest Pipe Co. *                                   43,927          1,476,826
Olympic Steel, Inc. (a)                                15,033            334,184
OM Group, Inc. *                                      118,532          5,367,129
Superior Essex, Inc. *                                115,222          3,831,132
Synalloy Corp. *                                        1,000             18,545
Universal Stainless & Alloy Products, Inc. *            1,040             34,819
                                                                      ----------
                                                                      34,016,195
BEER, LIQUOR, & TOBACCO 0.0%
--------------------------------------------------------------------------------
MGP Ingredients, Inc. (a)                                 470             10,627

BIOTECHNOLOGY 0.7%
--------------------------------------------------------------------------------
BioMarin Pharmaceuticals, Inc. (a)*                     2,503             41,024
Digene Corp. (a)*                                     154,495          7,403,400
Harvard Bioscience, Inc. *                            108,142            554,769
                                                                      ----------
                                                                       7,999,193
CARS & TRUCKS 0.3%
--------------------------------------------------------------------------------
Aftermarket Technology Corp. *                         93,260          1,984,573
Noble International, Ltd.                               5,174            103,739
Spartan Motors, Inc.                                   15,951            242,136
Supreme Industries, Inc., Class A                      32,000            204,160
Sypris Solutions, Inc. (a)                             92,389            642,103
                                                                      ----------
                                                                       3,176,711
CELLULAR & WIRELESS 0.0%
--------------------------------------------------------------------------------
USA Mobility, Inc. (a)                                 21,910            490,127

CHEMICALS & RUBBER 2.7%
--------------------------------------------------------------------------------
A. Schulman, Inc.                                     354,582          7,889,450
Arch Chemicals, Inc.                                  183,504          6,112,518
Bairnco Corp.                                          14,680            187,170
CF Industries Holdings, Inc.                          294,619          7,554,031

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF         VALUE
SECURITY                                             SHARES            ($)
Hercules, Inc. (a)*                                   333,590         6,441,623
Innospec, Inc.                                         25,240         1,174,922
LSB Industries, Inc. (a)*                              10,200           118,116
NewMarket Corp.                                         1,800           106,290
PolyOne Corp. *                                        40,060           300,450
Stepan Co.                                             20,310           643,218
Terra Industries, Inc. (a)*                             5,680            68,046
                                                                    -----------
                                                                     30,595,834
COMMERCIAL AIRCRAFT & COMPONENTS 0.3%
-------------------------------------------------------------------------------
Ducommun, Inc. *                                       11,630           266,094
K&F Industries Holdings, Inc. *                        10,300           233,913
Ladish Co., Inc. *                                      7,372           273,354
Sequa Corp., Class A (a)*                              11,030         1,269,112
SIFCO Industries, Inc. *                                  780             4,040
Triumph Group, Inc. (a)                                18,520           971,004
                                                                    -----------
                                                                      3,017,517
COMMUNICATIONS UTILITIES 2.2%
-------------------------------------------------------------------------------
Alaska Communications Systems Group, Inc. (a)          57,580           874,640
Atlantic Tele-Network, Inc.                            67,050         1,964,565
CT Communications, Inc. (a)                           172,300         3,949,116
D&E Communications, Inc.                               50,484           638,623
Gilat Satellite Networks Ltd. *                       157,545         1,387,971
Golden Telecom, Inc.                                  168,629         7,898,582
IDT Corp., Class B *                                   10,010           130,931
The Knot, Inc. *                                       35,415           929,290
United Online, Inc. (a)                               517,065         6,866,623
                                                                    -----------
                                                                     24,640,341
CONSTRUCTION & HOMEBUILDING 1.3%
-------------------------------------------------------------------------------
Comfort Systems USA, Inc.                             164,100         2,074,224
EMCOR Group, Inc. *                                     2,900           164,865
Granite Construction, Inc.                             95,319         4,796,452
Insituform Technologies, Inc., Class A (a)*            19,156           495,374
Meadow Valley Corp. *                                  21,781           221,077
Perini Corp. (a)*                                     227,280         6,995,679
Skyline Corp.                                           3,020           121,464
                                                                    -----------
                                                                     14,869,135
CONSTRUCTION MATERIALS 0.4%
-------------------------------------------------------------------------------
Ameron International Corp. (a)                         52,780         4,030,809
Continental Materials Corp. (a)*                        6,600           174,636
Oil-Dri Corp. of America                                8,475           143,058
Patrick Industries, Inc. *                             38,697           480,810
                                                                    -----------
                                                                      4,829,313
CONSUMER DURABLES 0.2%
-------------------------------------------------------------------------------
Universal Electronics, Inc. *                         110,184         2,316,068

DRUGS & PHARMACEUTICALS 1.1%
-------------------------------------------------------------------------------
American Oriental Bioengineering Inc *                183,780         2,144,713
E-Z-EM, Inc. *                                         72,140         1,260,286
Geopharma, Inc. *                                      11,115            45,127
Lifecore Biomedical, Inc. *                            26,686           475,811
Matrixx Initiatives, Inc. (a)*                         72,166         1,149,604
Natural Alternative International, Inc. (a)*           35,826           309,537
NBTY, Inc. *                                           16,150           671,355
Nutraceutical International Corp. *                    23,450           359,019
Pain Therapeutics, Inc. (a)*                           59,004           525,136
Perrigo Co. (a)                                        73,829         1,277,242
Savient Pharmaceuticals, Inc. (a)*                    110,592         1,239,736
Schiff Nutrition International, Inc. *                120,000           798,000
Sciele Pharma, Inc. (a)*                              103,915         2,493,960
                                                                    -----------
                                                                     12,749,526
ELECTRIC UTILITIES 2.7%
-------------------------------------------------------------------------------
Central Vermont Public Service Corp.                    2,460            57,933
CH Energy Group, Inc. (a)                             148,449         7,838,107
Maine & Maritimes Corp. *                                 320             4,859
Portland General Electric Co.                             440            11,990
UIL Holdings Corp. (a)                                229,666         9,689,609
Unisource Energy Corp.                                262,613         9,593,253
Unitil Corp.                                              200             5,070
Westar Energy, Inc.                                   121,629         3,157,489
                                                                    -----------
                                                                     30,358,310
FINANCIAL INVESTMENTS 1.8%
-------------------------------------------------------------------------------
Aaron Rents, Inc. (a)                                 147,045         4,231,955
Allis-Chalmers Energy, Inc. (a)*                        2,920            67,277
Ampal-American Israel Corp., Class A *                  6,820            32,668
California First National Bancorp (a)                  36,431           509,305
Electro Rent Corp. (a)*                                39,645           662,072
ePlus, Inc. *                                          39,145           409,065
Jackson Hewitt Tax Service, Inc.                      270,699         9,195,645
Macrovision Corp. (a)*                                 42,495         1,200,909
PICO Holdings, Inc. (a)*                               22,185           771,372
Rent-A-Center, Inc. (a)*                               45,052         1,329,485
SRS Labs, Inc. *                                       32,260           349,053
The Enstar Group, Inc. (a)*                               280            26,852
Universal Compression Holdings, Inc. *                  2,480           154,033
UTEK Corp. (a)                                         16,570           188,235
Willis Lease Finance Corp. *                           77,928           804,217
                                                                    -----------
                                                                     19,932,143
FOREST PRODUCTS & PAPER 0.8%
-------------------------------------------------------------------------------
American Woodmark Corp. (a)                            48,210         2,017,588
Cenveo, Inc. (a)*                                     271,636         5,758,683
CSS Industries, Inc.                                    3,000           106,110
Lydall, Inc. *                                         84,410           912,472
Nashua Corp. *                                          2,410            20,172
                                                                    -----------
                                                                      8,815,025
FURNITURE & HOUSEHOLD ITEMS 3.9%
-------------------------------------------------------------------------------
A.T. Cross Co., Class A *                               1,040             7,904
Acuity Brands, Inc. (a)                               100,090         5,208,684
AEP Industries, Inc. (a)*                               1,005            53,577
American Biltrite, Inc. *                              19,310           177,266
Bassett Furniture Industries, Inc.                    103,716         1,694,719
Callaway Golf Co. (a)                                   6,437            92,757

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF         VALUE
SECURITY                                             SHARES            ($)
Chase Corp.                                             8,700           221,415
Chromcraft Revington, Inc. (a)*                        47,890           411,375
Communications Systems, Inc.                           59,900           598,401
Cybex International, Inc. (a)*                         65,653           394,575
Ethan Allen Interiors, Inc. (a)                        40,202         1,451,694
Flexsteel Industries, Inc.                             20,710           260,532
GameTech International, Inc. *                          9,999           119,788
Genlyte Group, Inc. *                                 131,221        10,249,672
Griffon Corp. (a)*                                    223,444         5,697,822
Hooker Furniture Corp. (a)                             24,514           384,379
JAKKS Pacific, Inc. (a)*                              225,800         4,931,472
K2, Inc. (a)*                                         108,700         1,433,753
La-Z-Boy, Inc. (a)                                     12,830           152,292
Movado Group, Inc. (a)                                175,100         5,077,900
National Presto Industries, Inc.                       13,280           795,074
Preformed Line Products Co. (a)                           965            34,016
RC2 Corp. *                                            24,349         1,071,356
Steelcase, Inc., Class A                                  440             7,990
Tredegar Corp.                                         10,280           232,431
UFP Technologies, Inc. *                                2,550            14,331
West Pharmaceutical Services, Inc. (a)                 67,873         3,477,134
                                                                    -----------
                                                                     44,252,309
GAS & OTHER PUBLIC UTILITIES 0.8%
-------------------------------------------------------------------------------
American States Water Co. (a)                          48,506         1,873,302
Artesian Resources Corp., Class A                       6,135           120,614
California Water Service Group (a)                      9,800           395,920
Clean Harbors, Inc. *                                  31,946         1,546,506
Copano Energy LLC                                       2,387           142,385
Delta Natural Gas Co., Inc.                               499            12,515
Energy West, Inc.                                       1,710            18,981
Florida Public Utilities Co.                              600             7,950
Industrial Services of America, Inc. (a)*               3,175            17,304
RGC Resources, Inc.                                     2,500            63,375
SJW Corp. (a)                                          25,640           993,806
The Laclede Group, Inc. (a)                            72,050         2,523,911
Waste Industries USA, Inc.                             43,974         1,342,086
WGL Holdings, Inc.                                      5,690           185,380
                                                                    -----------
                                                                      9,244,035
GOVERNMENT AIRCRAFT & DEFENSE 0.0%
-------------------------------------------------------------------------------
Armor Holdings, Inc. *                                      8               439

HEALTH CARE & HOSPITAL 1.8%
-------------------------------------------------------------------------------
Almost Family, Inc. *                                  18,600           806,682
American Shared Hospital Services (a)                  47,400           315,210
AMERIGROUP Corp. *                                     22,560           809,678
Chindex International, Inc. (a)*                        6,199           116,913
Genesis HealthCare Corp. (a)*                         185,815         8,776,042
Gentiva Health Services, Inc. (a)*                      7,728           147,296
Hanger Orthopedic Group, Inc. *                        56,853           428,103
IntegraMed America, Inc. (a)*                          13,236           199,202
MedCath Corp. *                                        38,107         1,042,608
MEDTOX Scientific, Inc. *                               9,802           130,661
National Dentex Corp. *                                56,400           987,000
National Healthcare Corp. (a)                          38,514         2,125,973
National Home Health Care Corp.                        17,950           205,886
NovaMed, Inc. (a)*                                    146,308         1,107,552
Res-Care, Inc. *                                      189,081         3,431,820
                                                                    -----------
                                                                     20,630,626
INFORMATION & SERVICES 6.5%
-------------------------------------------------------------------------------
Ablest, Inc. *                                          2,560            16,614
Carriage Services, Inc. (a)*                           42,150           214,543
CBIZ, Inc. (a)*                                       506,713         3,531,790
CDI Corp. (a)                                         116,700         2,905,830
CPI Corp. (a)                                          10,520           489,075
Ecology & Environment, Inc.                            25,210           274,789
Exponent, Inc. *                                      105,200         1,963,032
Forrester Research, Inc. *                             28,431           770,764
Gartner, Inc. (a)*                                     32,131           635,872
ICT Group, Inc. (a)*                                   44,667         1,411,031
Infinity Pharmaceuticals, Inc. (a)*                       520             6,474
Kelly Services, Inc., Class A (a)                     223,895         6,479,521
Kendle International, Inc. (a)*                       117,201         3,685,971
Kforce, Inc. *                                          7,720            93,952
Layne Christensen Co. (a)*                             56,162         1,843,798
Metal Management, Inc.                                143,095         5,416,146
Monro Muffler Brake, Inc. (a)                          99,882         3,505,858
MPS Group, Inc. (a)*                                  824,508        11,691,523
National Technical Systems, Inc. *                      9,626            65,746
Nobel Learning Communities, Inc. *                      4,980            57,046
PAREXEL International Corp. (a)*                      154,283         4,469,579
RCM Technologies, Inc. (a)*                           103,793           621,720
Schnitzer Steel Industries, Inc., Class A             175,191         6,955,083
Security National Financial Corp., Class A *           36,588           199,405
Silverleaf Resorts, Inc. (a)*                           7,300            32,704
Sotheby's (a)                                         129,607         4,020,409
Spherion Corp. (a)*                                   434,213         3,226,203
SRI/Surgical Express, Inc. *                            3,322            18,238
Standard Parking Corp. *                                1,700            65,297
TeleTech Holdings, Inc. (a)*                          332,800         7,947,264
The Geo Group, Inc. *                                   1,230            46,150
Vertrue, Inc. (a)*                                        454            17,438
Viad Corp.                                              4,784           194,230
Volt Information Sciences, Inc. (a)*                    8,280           415,739
VSE Corp.                                               8,441           286,150
Westaff, Inc. *                                           100               549
                                                                    -----------
                                                                     73,575,533
INSTRUMENTS 4.1%
-------------------------------------------------------------------------------
Aeroflex, Inc. (a)*                                    91,590         1,073,435
Allied Healthcare Products, Inc. *                     78,652           406,631
Angeion Corp. (a)*                                     28,109           343,773
Atrion Corp.                                           12,770           992,867
Bio-Rad Laboratories, Inc., Class A *                  32,230         2,659,620
Bruker BioSciences Corp. (a)*                          73,407           551,286
Cardiac Science Corp. *                                 5,200            41,964
Cholestech Corp. *                                     20,314           374,184
Coherent, Inc. (a)*                                    17,682           558,221

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF         VALUE
SECURITY                                             SHARES            ($)
Datascope Corp.                                       145,114         5,287,954
Enpath Medical, Inc. (a)*                               5,994            87,213
FEI Co. (a)*                                          118,065         3,113,374
Frequency Electronics, Inc.                             1,960            23,422
Hurco Cos., Inc. (a)*                                   3,190           101,378
Icu Medical, Inc. (a)*                                 25,915         1,054,222
II-VI, Inc. *                                          51,671         1,443,688
Illumina, Inc. *                                      100,178         3,937,997
Immucor, Inc. *                                         6,668           194,906
Input/Output, Inc. (a)*                               100,848         1,374,558
IntriCon Corp. *                                       14,660            72,860
Iridex Corp. (a)*                                      30,125           267,209
K-Tron International, Inc. *                           25,210         1,882,431
Kewaunee Scientific Corp.                              25,868           224,793
LeCroy Corp. (a)*                                      54,971           632,716
Mesa Laboratories, Inc.                                 1,700            31,875
Misonix, Inc. *                                         2,400             9,696
Molecular Devices Corp. *                               4,583            96,564
New Brunswick Scientific Co., Inc.*                    51,549           417,547
O.I. Corp.                                             29,264           333,610
Oakley, Inc. (a)                                       55,620         1,115,737
OSI Systems, Inc. (a)*                                123,143         2,577,383
Osteotech, Inc. *                                      22,360           126,334
Palomar Medical Technologies, Inc. (a)*                78,214         3,963,103
Perceptron, Inc. *                                     64,037           542,393
Schmitt Industries, Inc. *                              6,864            50,519
Span-America Medical Systems, Inc.                     27,300           398,580
Varian, Inc. (a)*                                       7,876           352,766
Viasys Healthcare, Inc. *                             273,560         7,610,439
Vicon Industries, Inc. *                               35,120           125,730
ZEVEX International, Inc. (a)*                         35,884           353,637
Zoll Medical Corp. *                                   18,772         1,093,281
Zygo Corp. (a)*                                         2,996            49,284
                                                                  -------------
                                                                     45,949,180
INSURANCE 5.8%
-------------------------------------------------------------------------------
21st Century Holding Co. (a)                           16,540           392,825
American Equity Investment Life Holding Co. (a)       115,070         1,499,362
American Physicians Service Group, Inc.                22,300           356,800
American Safety Insurance Holdings Ltd. *              76,900         1,426,495
Argonaut Group, Inc. *                                 53,751         1,873,760
Delphi Financial Group, Inc., Class A                 358,125        14,489,737
FBL Financial Group, Inc., Class A                     42,089         1,644,838
FPIC Insurance Group, Inc. (a)*                        83,400         3,250,098
Great American Financial Resources, Inc.               84,200         1,940,810
Hallmark Financial Services, Inc. *                     4,262            41,718
Harleysville Group, Inc.                               22,319           777,148
Horace Mann Educators Corp.                           402,421         8,128,904
IPC Holdings, Ltd.                                     59,171         1,860,928
Kansas City Life Insurance Co. (a)                     38,701         1,938,146
Max Re Capital Ltd.                                   270,813         6,721,579
Meadowbrook Insurance Group, Inc. *                    26,950           266,535
Mercer Insurance Group, Inc.                           18,157           366,045
National Western Life Insurance Co., Class A *         24,363         5,606,901
NYMAGIC, Inc.                                          31,310         1,145,946
Odyssey Re Holdings Corp. (a)                          24,870           927,651
Ohio Casualty Corp.                                       950            28,320
Presidential Life Corp.                                91,863         2,016,393
RTW, Inc. (a)*                                         41,410           373,518
SCPIE Holdings, Inc. *                                  4,300           112,402
Selective Insurance Group, Inc. (a)                    83,577         4,788,126
The Midland Co. (a)                                     6,006           251,952
Unico American Corp. *                                 50,686           662,973
United America Indemnity Ltd., Class A *               31,531           798,680
Wesco Financial Corp.                                   3,500         1,610,000
Zenith National Insurance Corp.                         8,360           392,168
                                                                  -------------
                                                                     65,690,758
IT HARDWARE 7.0%
-------------------------------------------------------------------------------
Advanced Energy Industries, Inc. *                    291,669         5,503,794
American Technical Ceramics Corp. *                     2,490            40,537
Amkor Technology, Inc. (a)*                            21,471           200,539
Amtech Systems, Inc. (a)*                              18,520           141,678
Avici Systems, Inc. (a)*                                4,500            34,875
Avocent Corp. (a)*                                    159,285         5,391,797
Axcelis Technologies, Inc. (a)*                             4                23
CTS Corp. (a)                                          23,900           375,230
Cymer, Inc. (a)*                                      173,461         7,623,611
Daktronics, Inc. (a)                                   54,619         2,012,710
Digi International, Inc. *                            105,035         1,448,433
DSP Group, Inc. *                                      97,769         2,121,587
EMS Technologies, Inc. *                              133,302         2,670,039
Espey Manufacturing & Electronics Corp.                21,600           401,328
Exar Corp. (a)*                                       277,963         3,613,519
Globecomm Systems, Inc. (a)*                           50,780           447,372
Imation Corp.                                         259,730        12,059,264
inTEST Corp. *                                          9,170            40,165
IXYS Corp. *                                           10,050            89,445
Kimball International, Inc., Class B                    2,041            49,596
LTX Corp. *                                           294,570         1,649,592
Merix Corp. (a)*                                       99,589           925,182
Merrimac Industries, Inc. *                            33,600           336,000
MKS Instruments, Inc. (a)*                            282,773         6,385,014
Oplink Communications, Inc. (a)*                       10,436           214,564
Orbital Sciences Corp. *                               40,870           753,643
Park Electrochemical Corp.                             35,382           907,548
Performance Technologies, Inc. *                        1,370             8,206
Pericom Semiconductor Corp. *                          61,612           706,690
Planar Systems, Inc. (a)*                              31,587           305,446
Rudolph Technologies, Inc. (a)*                        45,302           721,208
Semitool, Inc. (a)*                                   164,362         2,187,658
Sirenza Microdevices, Inc. (a)*                       154,882         1,217,372

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF         VALUE
SECURITY                                             SHARES            ($)
SonicWALL, Inc. (a)*                                  531,635         4,476,367
Spectrum Control, Inc. *                               95,516           928,416
Standard Microsystems Corp. *                         111,985         3,133,340
Technitrol, Inc.                                      308,000         7,358,120
Tekelec (a)*                                           69,078         1,024,427
ViaSat, Inc. *                                          7,370           219,700
White Electronic Designs Corp. *                      124,640           678,042
                                                                  -------------
                                                                     78,402,077
LAND & WATER TRANSPORTATION 0.5%
-------------------------------------------------------------------------------
B & H Ocean Carriers Ltd. *                            10,410           156,150
EGL, Inc. *                                             4,496           133,891
GulfMark Offshore, Inc. *                              19,540           730,991
Hub Group, Inc., Class A *                            119,247         3,285,255
Isramco, Inc. (a)*                                      3,625           106,394
Smithway Motor Xpress Corp., Class A *                  1,248            12,480
Trico Marine Services, Inc. *                          23,385           895,879
U.S. Xpress Enterprises, Inc. *                         1,281            21,098
Werner Enterprises, Inc. (a)                              400             6,992
                                                                  -------------
                                                                      5,349,130
MAINFRAME & MINICOMPUTERS 0.2%
-------------------------------------------------------------------------------
Omnicell, Inc. (a)*                                   121,132         2,256,689

METAL PRODUCTS & MACHINERY 5.0%
-------------------------------------------------------------------------------
Allied Motion Technologies, Inc. *                     44,926           308,642
Ampco-Pittsburgh Corp.                                  1,120            37,498
Astec Industries, Inc. (a)*                            20,930           734,643
Bonso Electronic International, Inc.                   51,296           254,428
Brooks Automation, Inc. (a)*                            7,460           107,424
Chicago Rivet & Machine Co.                             5,110           107,310
CompX International, Inc.                               6,610           133,258
Eastern Co.                                             1,350            26,176
Electro Scientific Industries, Inc. *                     200             4,028
EnPro Industries, Inc. (a)*                           209,137         6,945,440
Evans & Sutherland Computer Corp. *                    63,701           269,455
EXX, Inc., Class A *                                    2,200             8,052
Freightcar America, Inc. (a)                           50,303         2,789,301
FSI International, Inc. *                              22,750           119,892
Gerber Scientific, Inc. *                             141,900         1,782,264
Hardinge, Inc.                                         85,092         1,281,485
International Aluminum Corp.                           37,100         1,808,625
Kadant, Inc. *                                         48,560         1,183,893
Material Sciences Corp. *                               7,310            94,591
MFRI, Inc. *                                              857            16,883
Middleby Corp. (a)*                                    15,339         1,605,533
Newport Corp. *                                        13,686           286,722
NN, Inc.                                                9,761           121,329
North American Galvanizing & Coatings, Inc. *           7,500            39,150
P & F Industries, Inc. *                                9,350           102,850
Q.E.P. Co., Inc. (a)*                                   7,748            45,326
Regal Beloit Corp. (a)                                239,960        12,600,299
Robbins & Myers, Inc.                                  10,550           484,456
Rofin-Sinar Technologies, Inc. (a)*                     5,702           344,743
Sauer-Danfoss, Inc. (a)                                 2,760            89,010
SL Industries, Inc. *                                  35,980           584,675
Standex International Corp.                            88,160         2,656,261
TB Wood's Corp.                                         6,260           107,578
Tech/Ops Sevcon, Inc.                                     300             2,370
Technology Research Corp.                                 100               418
Twin Disc, Inc.                                        63,000         2,236,500
Varian Semiconductor Equipment Associates,
  Inc. (a)*                                            38,040         1,731,581
Veeco Instruments, Inc. (a)*                          255,427         4,784,148
Velcro Industries N.V                                     875            12,364
Woodward Governor Co.                                 253,722        10,075,301
                                                                  -------------
                                                                     55,923,902
MISCELLANEOUS FINANCE 1.7%
-------------------------------------------------------------------------------
Cohen & Steers, Inc. (a)                                4,643           186,509
Knight Capital Group, Inc., Class A *                 703,373        13,483,661
Piper Jaffray Cos. (a)*                                17,030         1,109,505
SWS Group, Inc.                                       123,219         4,398,918
                                                                  -------------
                                                                     19,178,593
OIL & COAL RESOURCES 1.4%
-------------------------------------------------------------------------------
Callon Petroleum Co. *                                100,851         1,515,791
Mariner Energy, Inc. (a)*                             188,614         3,696,834
Prime-Energy, Inc. (a)*                                 6,800           438,600
Swift Energy Co. (a)*                                 210,320         9,424,439
Teton Energy Corp. *                                   49,550           247,255
                                                                  -------------
                                                                     15,322,919
OIL DISTRIBUTION 0.6%
-------------------------------------------------------------------------------
Adams Resources & Energy, Inc.                         32,070           965,307
Western Refining, Inc. (a)                            229,511         5,843,350
                                                                  -------------
                                                                      6,808,657
OIL DRILLING & SERVICES 2.6%
-------------------------------------------------------------------------------
Atwood Oceanics, Inc. *                                23,070         1,129,738
Basic Energy Services, Inc. (a)*                      119,820         2,953,563
Dawson Geophysical Co. (a)*                            54,968         2,002,484
Dril-Quip, Inc. *                                       9,762           382,280
Global Industries Ltd. *                              477,772         6,230,147
Lufkin Industries, Inc. (a)                            71,246         4,137,968
NATCO Group, Inc., Class A *                           60,230         1,920,132
Oil States International, Inc. (a)*                     5,593           180,262
T-3 Energy Services, Inc *                                400             8,820
TETRA Technologies, Inc. (a)*                         314,896         8,055,040
W-H Energy Services, Inc. (a)*                         40,092         1,952,080
                                                                  -------------
                                                                     28,952,514
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.6%
-------------------------------------------------------------------------------
Baldwin Technology Co., Inc., Class A *                94,800           474,000
Concord Camera Corp. *                                  1,202             5,414
Hypercom Corp. *                                      329,320         2,091,182
Interphase Corp. (a)*                                  18,940           157,013
Key Tronic Corp. *                                     26,906           128,611
Printronix, Inc.                                       51,505           638,662
SimpleTech, Inc. (a)*                                 147,835         1,874,548
VeriFone Holdings, Inc. (a)*                           27,416           970,526
                                                                  -------------
                                                                      6,339,956
PUBLISHING, BROADCASTING & CINEMA 1.0%
-------------------------------------------------------------------------------
Alloy, Inc. *                                             510             5,870

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES             ($)
Bowne & Co., Inc.                                     190,349          3,034,163
Champion Industries, Inc. (a)                          20,690            177,727
Consolidated Graphics, Inc. *                             620             36,623
Franklin Covey Co. *                                  189,350          1,321,663
Media General, Inc., Class A (a)                      121,520          4,516,899
Regent Communications, Inc. *                          98,719            279,375
Scholastic Corp. *                                        200              7,168
Source Interlink Cos., Inc. (a)*                      260,720          2,127,475
Tufco Technologies, Inc. *                             17,915            123,255
                                                                    ------------
                                                                      11,630,218
REAL ESTATE DEVELOPMENT 0.8%
--------------------------------------------------------------------------------
AMREP Corp. (a)                                        34,825          4,266,062
Avatar Holdings, Inc. (a)*                             36,534          2,953,774
IHOP Corp.                                              1,840             96,968
ILX Resorts, Inc.                                      28,300            266,586
J.W. Mays, Inc. *                                      17,100            363,375
Patriot Transportation Holding, Inc. (a)*               2,244            209,500
Stewart Enterprises, Inc., Class A                     76,118            475,737
Stratus Properties, Inc. *                              1,440             46,080
United Capital Corp. *                                  7,750            228,858
Wellsford Real Properties, Inc. *                      27,053            203,439
                                                                    ------------
                                                                       9,110,379
REAL ESTATE INVESTMENT TRUSTS 5.0%
--------------------------------------------------------------------------------
Ashford Hospitality Trust (a)                         479,346          5,967,858
Associated Estates Realty Corp.                        22,680            311,623
Commercial Net Lease Realty (a)                       122,790          2,818,031
Eagle Hospitality Properties Trust, Inc. (a)           18,810            172,676
Extra Space Storage, Inc. (a)                           7,490            136,767
Franklin Street Properties Corp.                        4,320             90,936
Gladstone Commercial Corp. (a)                          3,560             71,698
Highland Hospitality Corp. (a)                        461,320          6,573,810
LaSalle Hotel Properties                               71,664          3,285,795
LTC Properties, Inc. (a)                              187,670          5,125,268
Medical Properties Trust, Inc.                        122,354          1,872,016
Mission West Properties, Inc. (a)                     112,530          1,474,143
Monmouth Capital Corp. (a)                                930              5,041
Monmouth Real Estate Investment Corp., Class A         28,300            239,135
National Health Investors, Inc.                       250,350          8,261,550
National Health Realty, Inc.                           10,200            244,800
One Liberty Properties, Inc.                           17,660            443,796
Presidential Realty Corp., Class B                        650              4,550
Republic Property Trust                                65,310            753,677
Spirit Finance Corp. (a)                              332,973          4,152,173
Strategic Hotel & Resorts, Inc. (a)                    86,408          1,882,830
Sunstone Hotel Investors, Inc. (a)                    332,007          8,874,547
Supertel Hospitality, Inc.                              2,695             18,676
Winston Hotels, Inc.                                  108,151          1,433,001
Winthrop Realty Trust                                 264,320          1,810,592
                                                                    ------------
                                                                      56,024,989
RESTAURANTS, HOTELS & THEATERS 3.4%
--------------------------------------------------------------------------------
Ark Restaurants Corp.                                  29,872            980,100
Avalon Holdings Corp., Class A (a)*                     1,360              9,792
Benihana, Inc. *                                       10,604            333,708
Benihana, Inc., Class A *                              71,000          2,179,700
Bob Evans Farms, Inc. (a)                             192,590          6,590,430
Buffalo Wild Wings, Inc. (a)*                           2,343            124,648
Burger King Holdings, Inc. *                           44,670            942,537
CBRL Group, Inc. (a)                                  102,782          4,600,522
Churchill Downs, Inc. (a)                               1,640             70,094
Friendly Ice Cream Corp. (a)*                          15,080            184,730
Frisch's Restaurants, Inc.                             27,500            808,500
Interstate Hotels & Resorts, Inc. (a)*                207,290          1,546,383
J. Alexander's Corp.                                   28,530            256,199
Jack in the Box, Inc. (a)*                             60,920          3,718,557
Live Nation, Inc. *                                    72,640          1,627,136
Lodgian, Inc. (a)*                                    159,920          2,174,912
Marcus Corp.                                          141,000          3,606,780
Max & Erma's Restaurants, Inc. *                        4,223             33,784
Mexican Restaurants, Inc. *                             4,060             44,660
Nathan's Famous, Inc. *                                35,277            506,578
Pinnacle Entertainment, Inc. *                         78,650          2,606,461
Red Lion Hotels Corp. *                                   570              7,262
Ruby Tuesday, Inc. (a)                                  2,360             64,758
Speedway Motorsports, Inc.                              2,870            110,208
Star Buffet, Inc.                                       8,323             67,000
The Steak n Shake Co. *                                75,730          1,332,848
Vail Resorts, Inc. (a)*                                76,200          3,415,284
                                                                    ------------
                                                                      37,943,571
RETAIL 5.9%
--------------------------------------------------------------------------------
1-800-FLOWERS.COM, Inc., Class A (a)*                 259,953          1,601,310
Blair Corp.                                            12,840            420,510
Books-A-Million, Inc.                                  32,610            739,595
Cash America International, Inc. (a)                   59,621          2,796,225
Charlotte Russe Holding, Inc. (a)*                     85,118          2,617,379
Charming Shoppes, Inc. (a)*                           885,605         11,982,236
Collegiate Pacific, Inc. (a)                           45,200            427,592
Cost-U-Less, Inc. *                                    38,049            306,294
EZCORP, Inc., Class A *                               322,473          5,240,186
First Cash Financial Services, Inc. (a)*               28,370            733,932
Gottschalks, Inc. (a)*                                 35,030            402,144
GSI Commerce, Inc. (a)*                               128,376          2,407,050
Hastings Entertainment, Inc. *                         81,590            577,657
Haverty Furniture Cos., Inc. (a)                      113,134          1,674,383
Insight Enterprises, Inc. *                           186,747          3,523,916
Jennifer Convertibles, Inc. *                           9,280             49,462
Longs Drug Stores Corp.                               116,293          4,928,497
Mothers Work, Inc. *                                    3,434            135,265
Nutri/System, Inc. (a)*                                   472             29,920
Restoration Hardware, Inc. (a)*                       260,753          2,219,008
Retail Ventures, Inc. (a)*                             85,130          1,620,875
REX Stores Corp. *                                     50,020            887,355
Ruddick Corp.                                          14,750            409,313
Rush Enterprises, Inc., Class A (a)*                   88,253          1,493,241
Rush Enterprises, Inc., Class B (a)*                   12,100            190,938

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES             ($)
Shoe Carnival, Inc. *                                  15,068            476,149
Smart & Final, Inc. (a)*                               20,990            396,711
Spartan Corp. (a)                                     168,244          3,521,347
Sport Chalet, Inc., Class A *                          55,408            509,754
Sport Chalet, Inc., Class B *                           4,499             40,851
Stage Stores, Inc.                                    190,680          5,794,765
Stein Mart, Inc.                                       44,018            583,679
Systemax, Inc. (a)*                                    37,588            655,911
The Great Atlantic & Pacific Tea Co., Inc. (a)*       153,520          3,951,605
The Men's Wearhouse, Inc. (a)                           9,451            361,595
Trans World Entertainment Corp. *                      13,920             91,594
Tween Brands, Inc. *                                    2,840            113,401
Village Super Market, Inc., Class A (a)                17,092          1,461,195
Weis Markets, Inc. (a)                                 33,900          1,359,729
Zale Corp. *                                            6,964            196,454
                                                                    ------------
                                                                      66,929,023
SOAPS & COSMETICS 0.0%
--------------------------------------------------------------------------------
Cascade International, Inc. (a)(b)(c)*                 39,200                 --
CPAC, Inc.                                             37,290            318,830
Parlux Fragrances, Inc. (a)*                            5,300             29,521
                                                                    ------------
                                                                         348,351
SOFTWARE 7.7%
--------------------------------------------------------------------------------
Allscripts Healthcare Solutions, Inc. (a)*            104,699          2,825,826
Altiris, Inc. *                                        39,730          1,008,347
American Software, Inc., Class A                      221,600          1,535,688
Ansoft Corp. (a)*                                      91,080          2,532,024
Aspen Technology, Inc. (a)*                            18,800            207,176
Black Box Corp. (a)                                   168,550          7,077,414
Blackbaud, Inc. (a)                                   128,205          3,333,330
Captaris Inc. (a)*                                    181,333          1,408,957
CIBER, Inc. (a)*                                       98,220            665,932
Computer Task Group, Inc. (a)*                         54,308            257,963
CSP, Inc. *                                            19,892            162,717
Edgewater Technology, Inc. *                          111,194            679,395
First Consulting Group, Inc. (a)*                      35,408            487,214
Harris Interactive, Inc. (a)*                          96,901            488,381
Imergent, Inc. (a)*                                    75,764          2,169,881
Inforte Corp. *                                        27,252            101,922
Interactive Intelligence, Inc. *                       33,974            761,697
JDA Software Group, Inc. (a)*                          38,584            531,302
Lawson Software, Inc. (a)*                             37,530            277,347
Lightbridge, Inc. (a)*                                 80,869          1,094,966
Manatron, Inc. *                                       11,571            100,668
MapInfo Corp. *                                       150,659          1,966,100
Mentor Graphics Corp. (a)*                            674,800         12,166,644
Moldflow Corp. *                                       91,950          1,277,185
Ness Technologies, Inc. (a)*                           21,474            306,219
NetManage, Inc. *                                      13,553             71,695
NetScout Systems, Inc. (a)*                            87,319            724,748
PC-Tel, Inc. *                                        166,080          1,552,848
Perficient, Inc. (a)*                                  61,622          1,011,217
Perot Systems Corp., Class A (a)*                     715,100         11,720,489
Quest Software, Inc. (a)*                             120,350          1,763,127
RealNetworks, Inc. (a)*                               684,318          7,486,439
SAVVIS, Inc. *                                        148,400          5,299,364
Smith Micro Software, Inc. (a)*                       168,656          2,393,229
SPSS, Inc. (a)*                                        88,140          2,650,370
Sybase, Inc. *                                         76,420          1,887,574
Sykes Enterprises, Inc. (a)*                          264,056          4,657,948
Syntel, Inc. (a)                                       12,613            338,028
Taleo Corp. (a)*                                      114,580          1,566,309
Technology Solutions Co. *                             13,050             89,915
TechTeam Global, Inc. *                                16,770            188,663
TSR, Inc.                                              51,100            208,999
Tyler Technologies, Inc. (a)*                           1,300             18,278
Versant Corp. *                                         2,510             34,186
                                                                    ------------
                                                                      87,087,721
TEXTILES & APPAREL 3.2%
--------------------------------------------------------------------------------
Crocs, Inc. (a)*                                       12,000            518,400
Culp, Inc. *                                           53,280            274,392
Cutter & Buck, Inc.                                     6,724             72,417
Deckers Outdoor Corp. (a)*                             47,150          2,826,642
Decorator Industries, Inc.                                710              5,183
G-III Apparel Group Ltd. *                             70,850          1,334,106
Guess?, Inc. (a)*                                      53,100          3,368,133
Hallwood Group, Inc. *                                  3,610            442,225
Hampshire Group Ltd. *                                 68,212          1,130,273
Interface, Inc., Class A *                             21,550            306,441
LaCrosse Footwear, Inc. *                               1,188             15,765
Phillips-Van Heusen Corp. (a)                         157,937          7,923,699
Skechers U.S.A., Inc., Class A (a)*                    71,390          2,378,001
Steven Madden Ltd. (a)*                               167,777          5,887,295
Stride Rite Corp. (a)                                  80,480          1,213,638
The Gymboree Corp. *                                  147,350          5,622,876
UniFirst Corp.                                         56,860          2,183,993
Weyco Group, Inc.                                       1,673             41,574
                                                                    ------------
                                                                      35,545,053
WHOLESALE 2.6%
--------------------------------------------------------------------------------
Anixter International, Inc. (a)*                          300             16,290
Applied Industrial Technologies, Inc. (a)              16,365            430,563
Bell Microproducts, Inc. (a)*                           1,385              9,764
Brown Shoe Co., Inc.                                  285,870         13,647,434
Coast Distribution System, Inc.                        28,890            249,898
Delta Apparel, Inc.                                    45,030            769,563
First Aviation Services, Inc. *                         1,800              6,480
Huttig Building Products, Inc. (a)*                    12,300             65,067
IKON Office Solutions, Inc. (a)                       164,810          2,697,940
Industrial Distribution Group, Inc. *                  97,800            968,220
Keystone Automotive Industries, Inc. (a)*              61,955          2,105,850
Lawson Products, Inc. (a)                               1,208             55,435
LKQ Corp. (a)*                                         19,167            440,649
Man Sang Holdings, Inc. (a)*                              200                988
NACCO Industries, Inc., Class A                        48,220          6,586,852
Nu Horizons Electronics Corp. (a)*                     46,830            481,881
Richardson Electronics, Ltd.                           20,980            191,128
TESSCO Technologies, Inc. *                            43,821            940,399

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES             ($)
Traffix, Inc.                                           1,160              6,357
                                                                   -------------
                                                                      29,670,758
TOTAL COMMON STOCK
(COST $858,456,788)                                                1,120,360,930

SECURITY                                           FACE AMOUNT         VALUE
       RATE, MATURITY DATE                             ($)             ($)
SHORT-TERM INVESTMENT 1.2% OF NET ASSETS

REPURCHASE AGREEMENT 1.2%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 12/29/06, due
   01/02/07 at 5%, with a maturity value of
   $13,861,697 (fully collateralized by Federal
   National Mortgage Association with a value of
   $14,432,253.)                                   13,854,000         13,854,000
                                                                   -------------
TOTAL SHORT-TERM INVESTMENT
(COST $13,854,000)                                                    13,854,000

END OF INVESTMENTS.

                                                    NUMBER OF         VALUE
SECURITY                                             SHARES            ($)

COLLATERAL INVESTED FOR SECURITIES ON LOAN 8.7% OF NET ASSETS

State Street Navigator Security Lending
  Prime Portfolio                                  97,765,553         97,765,553

TOTAL COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $97,765,553)                                                    97,765,553

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 12/31/06, the tax basis cost of the fund's investments was $873,345,572 and the unrealized gains and losses were $277,175,871 and ($16,306,513), respectively, with a net unrealized appreciation of $260,869,358.

*   Non-income producing security.
(a) All or a portion of this security is on loan.
(b) Fair-valued by Management.
(c) Bankrupt security/delisted.

LAUDUS TRUST
LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS As of December 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                    ($)              ($)
--------------------------------------------------------------------------------
 98.1%  COMMON STOCK                                106,837,125      124,802,563
  1.0%  SHORT-TERM INVESTMENT                         1,322,000        1,322,000
--------------------------------------------------------------------------------
 99.1%  TOTAL INVESTMENTS                           108,159,125      126,124,563
  0.9%  OTHER ASSETS AND
        LIABILITIES                                                    1,167,669
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                   127,292,232

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
COMMON STOCK 98.1% OF NET ASSETS

AUSTRALIA 5.1%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.1%
ABB Grain Ltd.                                            11,800          62,692
Futuris Corp., Ltd.                                        6,500          10,070
                                                                     -----------
                                                                          72,762
AIRLINES 0.2%
Qantas Airways Ltd.                                       50,100         206,501

BANKS & CREDIT INSTITUTIONS 1.9%
Australia and New Zealand Banking Group Ltd.              31,100         690,277
Commonwealth Bank of Australia                            20,600         802,210
National Australia Bank Ltd.                              26,100         830,941
St. George Bank Ltd.                                         700          18,194
Westpac Banking Corp.                                      4,700          89,677
                                                                     -----------
                                                                       2,431,299
BASIC MINERALS & METALS 1.0%
BHP Billiton Ltd.                                         22,600         449,495
Perilya Ltd.                                               9,600          41,336
Rio Tinto Ltd.                                             7,800         454,107
Smorgon Steel Group Ltd.                                  22,680          33,271
Straits Resources Ltd.                                    11,800          32,834
Zinifex Ltd.                                              20,600         303,629
                                                                     -----------
                                                                       1,314,672
BEER, LIQUOR, & TOBACCO 0.1%
Lion Nathan Ltd.                                          20,700         132,875

CELLULAR & WIRELESS 0.2%
Telstra Corp., Ltd.                                       91,000         297,374

CONSTRUCTION & HOMEBUILDING 0.2%
Leighton Holdings Ltd.                                     9,200         146,586
Sunland Group Ltd.                                        21,800          61,909
                                                                     -----------
                                                                         208,495
FOREST PRODUCTS & PAPER 0.3%
Amcor Ltd.                                                36,400         208,044
PaperlinX Ltd.                                            41,000         126,665
                                                                     -----------
                                                                         334,709

INSURANCE 0.2%
Promina Group Ltd.                                        29,200         159,137
Suncorp-Metway Ltd.                                        3,100          49,683
                                                                     -----------
                                                                         208,820
MISCELLANEOUS FINANCE 0.0%
IOOF Holdings Ltd.                                         2,100          18,233

OIL & COAL RESOURCES 0.1%
New Hope Corp., Ltd.                                      18,694          20,886
Santos Ltd.                                               23,400         182,109
                                                                     -----------
                                                                         202,995
OIL DISTRIBUTION 0.1%
Caltex Australia Ltd.                                      6,000         108,738

REAL ESTATE DEVELOPMENT 0.1%
Lend Lease Corp., Ltd.                                    13,700         198,941

RESTAURANTS, HOTELS & THEATERS 0.2%
Amalgamated Holdings Ltd.                                  2,575          12,113
TABCORP Holdings Ltd.                                     16,900         224,471
                                                                     -----------
                                                                         236,584
RETAIL 0.3%
Specialty Fashion Group Ltd. *                             4,000           4,845
Woolworths Ltd.                                           23,800         448,307
                                                                     -----------
                                                                         453,152
WHOLESALE 0.1%
Sims Group Ltd.                                            4,100          65,228
                                                                     -----------
                                                                       6,491,378
AUSTRIA 0.3%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS 0.1%
Boehler-Uddeholm AG                                          164          11,461
Voestalpine AG                                             1,212          68,326
                                                                     -----------
                                                                          79,787
COMMUNICATIONS UTILITIES 0.2%
Telekom Austria AG                                         6,400         170,894

FOREST PRODUCTS & PAPER 0.0%
Mayr-Melnhof Karton AG                                       103          19,297

REAL ESTATE DEVELOPMENT 0.0%
Immofinanz Immobilien Analagen AG *                        2,700          38,451
                                                                     -----------
                                                                         308,429
BELGIUM 2.1%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS 1.2%

Fortis                                                    36,400       1,549,287

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
CHEMICALS & RUBBER 0.4%
Solvay S.A.                                                3,259         499,374

INSTRUMENTS 0.2%
Agfa Gevaert N.V.                                          8,000         203,891

RESTAURANTS, HOTELS & THEATERS 0.0%
S.A. D'Ieteren N.V.                                          117          41,609

RETAIL 0.3%
Delhaize Group                                             4,800         399,247
                                                                     -----------
                                                                       2,693,408
CHINA 0.1%
--------------------------------------------------------------------------------
IT HARDWARE 0.0%
Foxconn International Holdings Ltd. *                     15,000          49,212

MISCELLANEOUS FINANCE 0.1%
BOC Hong Kong (Holdings) Ltd.                             32,000          86,670
                                                                     -----------
                                                                         135,882
DENMARK 0.9%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS 0.7%
Danske Bank A/S                                           19,477         863,115

BEER, LIQUOR, & TOBACCO 0.2%
Carlsberg A/S                                              2,418         239,443
                                                                     -----------
                                                                       1,102,558
FINLAND 1.7%
--------------------------------------------------------------------------------
AIRLINES 0.0%
Finnair Oyj                                                1,001          16,366

BASIC MINERALS & METALS 0.1%
Rautaruukki Oyj                                            2,387          94,549

CHEMICALS & RUBBER 0.2%
Kemira Oyj                                                 8,967         201,248

FOREST PRODUCTS & PAPER 0.4%
UPM-Kymmene Oyj                                           21,692         546,517

IT HARDWARE 1.0%
Elcoteq Network Corp., Class A                             1,600          20,633
Nokia Oyj                                                 63,722       1,294,008
                                                                     -----------
                                                                       1,314,641
                                                                     -----------
                                                                       2,173,321
FRANCE 10.1%
--------------------------------------------------------------------------------
AIRLINES 0.3%
Air France-KLM                                             8,400         352,632

AUTOS 0.6%
PSA Peugeot Citroen                                        9,600         635,616
Societe Fonciere, Financiere et de
   Participations (FFP)                                      270          66,998
                                                                     -----------
                                                                         702,614
BANKS & CREDIT INSTITUTIONS 1.1%
BNP Paribas                                               11,800       1,283,706
Societe Generale                                           1,000         169,171
                                                                     -----------
                                                                       1,452,877
BASIC MINERALS & METALS 0.0%
Nexans S.A.                                                  280          35,666

CELLULAR & WIRELESS 1.1%
Vivendi                                                   36,000       1,404,160

CHEMICALS & RUBBER 0.4%
Compagnie Generale des Etablissements Michelin,
  Class B                                                  5,336         509,712

COMMUNICATIONS UTILITIES 0.6%
France Telecom S.A.                                       28,800         794,598

CONSTRUCTION MATERIALS 0.7%
Ciments Francais S.A.                                         56          10,724
Compagnie de Saint-Gobain                                 10,200         854,675
                                                                     -----------
                                                                         865,399
DRUGS & PHARMACEUTICALS 1.3%
Sanofi-Aventis                                            18,566       1,711,804

GAS & OTHER PUBLIC UTILITIES 0.5%
Gaz de France S.A.                                        12,500         573,831

INFORMATION & SERVICES 0.0%
Compagnie Generale de Geophysique S.A. *                      32           6,907

INSURANCE 0.3%
CNP Assurances                                             3,456         384,759

INTEGRATED OIL COMPANIES 0.5%
Total S.A.                                                 8,700         626,032

IT HARDWARE 0.6%
Alcatel-Lucent                                            32,000         456,545
STMicroelectronics N.V.                                   15,000         276,929
                                                                     -----------
                                                                         733,474
METAL PRODUCTS & MACHINERY 0.1%
Valeo S.A.                                                 3,200         132,939

MISCELLANEOUS FINANCE 0.9%
Credit Agricole S.A.                                      22,082         925,635
Natixis                                                   10,118         283,437
                                                                     -----------
                                                                       1,209,072
REAL ESTATE DEVELOPMENT 0.0%
Nexity                                                       142          10,267

RESTAURANTS, HOTELS & THEATERS 0.4%
Club Mediterranee S.A. *                                   3,000         161,329
Pierre & Vacances                                            800          98,061
Sodexho Alliance S.A.                                      4,800         300,664
                                                                     -----------
                                                                         560,054
SOFTWARE 0.2%
Atos Origin S.A. *                                         3,000         177,399
Cap Gemini S.A.                                              900          56,309
                                                                     -----------
                                                                         233,708

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
TEXTILES & APPAREL 0.5%
Christian Dior S.A.                                        5,400         573,963
                                                                     -----------
                                                                      12,874,468
GERMANY 8.3%
--------------------------------------------------------------------------------
AUTOS 1.2%
DaimlerChrysler AG - Reg'd                                23,400       1,437,569
Volkswagen AG                                              1,105         125,205
                                                                     -----------
                                                                       1,562,774
BASIC MINERALS & METALS 0.2%
Norddeutsche Affinerie AG                                    453          12,623
ThyssenKrupp AG                                            4,900         229,779
                                                                     -----------
                                                                         242,402
CHEMICALS & RUBBER 1.8%
BASF AG                                                    5,000         486,033
Bayer AG                                                  28,200       1,506,063
Lanxess *                                                  6,000         335,133
                                                                     -----------
                                                                       2,327,229
DRUGS & PHARMACEUTICALS 0.1%
Merck KGaA                                                 1,591         164,719

ELECTRIC UTILITIES 1.0%
E.ON AG                                                    9,846       1,329,651

GOVERNMENT AIRCRAFT & DEFENSE 0.1%
Rheinmetall AG                                             1,545         116,922

INSTRUMENTS 0.1%
Fresenius AG                                                 600         119,735

INSURANCE 1.3%
Allianz AG - Reg'd                                         8,000       1,626,060

IT HARDWARE 0.3%
Infineon Technologies AG *                                25,500         357,820

METAL PRODUCTS & MACHINERY 0.7%
Siemens AG - Reg'd                                         8,400         824,379

MISCELLANEOUS FINANCE 1.3%
Deutsche Bank AG - Reg'd                                  12,500       1,660,674

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.1%
Heidelberger Druckmaschinen AG                             2,982         140,637

WHOLESALE 0.1%
GEA Group AG                                               4,412          99,085
                                                                     -----------
                                                                      10,572,087
GREECE 0.3%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.2%
Coca Cola Hellenic Bottling Co., S.A.                      7,358         287,081

BANKS & CREDIT INSTITUTIONS 0.1%
Bank of Greece                                               479          61,132

RESTAURANTS, HOTELS & THEATERS 0.0%
OPAP S.A.                                                    479          18,498
                                                                     -----------
                                                                         366,711
HONG KONG 1.9%
--------------------------------------------------------------------------------
AIRLINES 0.2%
Cathay Pacific Airways Ltd.                               75,000         184,476

BANKS & CREDIT INSTITUTIONS 0.2%
Hang Seng Bank Ltd.                                       15,600         212,990

ELECTRIC UTILITIES 0.3%
CLP Holdings Ltd.                                         54,500         402,285
Hongkong Electric Holdings Ltd.                            5,500          26,894
                                                                     -----------
                                                                         429,179
IT HARDWARE 0.1%
Vtech Holdings Ltd.                                       19,000         117,025

LAND & WATER TRANSPORTATION 0.0%
Transport International Holdings Ltd.                        400           2,178

MISCELLANEOUS FINANCE 0.2%
Guoco Group Ltd.                                          10,000         123,421
Jardine Strategic Holdings Ltd.                           11,000         145,697
                                                                     -----------
                                                                         269,118
PUBLISHING, BROADCASTING & CINEMA 0.0%
eSun Holdings Ltd. *                                      29,000          30,208

REAL ESTATE DEVELOPMENT 0.8%
Cheung Kong (Holdings) Ltd.                               24,000         294,823
Hang Lung Group Ltd.                                      37,000         112,301
Hang Lung Properties Ltd.                                 78,000         195,679
Henderson Investment Ltd.                                 10,909          20,156
Hopewell Holdings Ltd.                                    32,000         112,019
Hopson Development Holdings Ltd.                          10,000          28,267
Kerry Properties Ltd.                                     23,500         109,855
New World Development Co., Ltd.                            3,000           6,013
Swire Pacific Ltd.                                         2,500          26,807
Wheelock & Co., Ltd.                                      61,000         115,588
Wheelock Properties Ltd.                                   5,000           4,611
                                                                     -----------
                                                                       1,026,119
RETAIL 0.1%
Esprit Holdings Ltd.                                       6,500          72,400

SOFTWARE 0.0%
Tencent Holdings Ltd.                                      9,000          31,960
                                                                     -----------
                                                                       2,375,653
IRELAND 0.6%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.1%
Kerry Group plc                                            2,342          57,963

BANKS & CREDIT INSTITUTIONS 0.5%
Allied Irish Banks plc (AIB)                              22,872         682,398
                                                                     -----------
                                                                         740,361

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
ITALY 2.9%
--------------------------------------------------------------------------------
AUTOS 0.5%
Fiat S.p.A. *                                             31,327         597,638

BANKS & CREDIT INSTITUTIONS 0.4%
Banche Popolari Unite S.c.p.A.                            11,200         307,193
UniCredito Italiano S.p.A.                                24,000         209,802
                                                                     -----------
                                                                         516,995
CHEMICALS & RUBBER 0.2%
Pirelli & C. S.p.A.                                      200,000         198,848

COMMUNICATIONS UTILITIES 0.1%
Telecom Italia S.p.A.                                     30,000          90,384
Tiscali S.p.A.*                                            3,802          12,669
                                                                     -----------
                                                                         103,053
CONSTRUCTION MATERIALS 0.2%
Caltagirone S.p.A.                                         1,952          20,405
Italcementi S.p.A.                                         7,252         204,107
Italmobiliare S.p.A.                                         743          79,374
                                                                     -----------
                                                                         303,886
ELECTRIC UTILITIES 0.1%
C.I.R. S.p.A. - Compagnie Industriali Riunite              3,549          11,752
Enel S.p.A.                                               11,209         115,525
                                                                     -----------
                                                                         127,277
FOREST PRODUCTS & PAPER 0.1%
IFIL- Investments S.p.A.                                  17,323         141,535

GOVERNMENT AIRCRAFT & DEFENSE 0.4%
Finmeccanica S.p.A.                                       19,200         519,138

INTEGRATED OIL COMPANIES 0.6%
Eni S.p.A.                                                24,500         824,063

METAL PRODUCTS & MACHINERY 0.1%
Danieli S.p.A. - Officine Meccanishe Danieli & C.          4,353          85,628

PUBLISHING, BROADCASTING & CINEMA 0.2%
Mondadori (Arnoldo) Editore S.p.A.                        22,000         229,710

REAL ESTATE DEVELOPMENT 0.0%
Beni Stabili S.p.A.                                       34,122          54,439
                                                                     -----------
                                                                       3,702,210
JAPAN 22.2%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.0%
Coca-Cola West Holdings Co., Ltd.                              2              46
Mikuni Coca-Cola Bottling Co., Ltd.                        1,700          16,436
                                                                     -----------
                                                                          16,482
AIRLINES 0.1%
Japan Airlines Corp. *                                    39,000          69,394

AUTOS 3.5%
Fuji Heavy Industries Ltd.                                40,000         205,336
Futaba Industrial Co., Ltd.                                1,500          36,666
HI-LEX Corp.                                                 400           6,880
Honda Motor Co., Ltd.                                     29,200       1,152,500
Kanto Auto Works Ltd.                                      3,700          47,797
Kawasaki Heavy Industries, Ltd.                           22,000          82,407
Mitsuba Corp.                                              3,000          23,597
Nissan Motor Co., Ltd.                                    68,700         828,982
Nissan Shatai Co., Ltd.                                    9,000          45,835
Topre Corp.                                                2,600          25,525
Toyota Auto Body Co., Ltd.                                 5,700         105,732
Toyota Motor Corp.                                        22,800       1,525,934
Yamaha Motor Co., Ltd.                                    11,800         370,918
                                                                     -----------
                                                                       4,458,109
BANKS & CREDIT INSTITUTIONS 0.6%
Daishi Bank Ltd.                                          10,000          39,427
Kagoshima Bank Ltd.                                        2,000          14,443
Mizuho Financial Group, Inc.                                  74         527,839
Orient Corp.                                              43,000          80,235
San-in Godo Bank Ltd.                                      3,000          27,892
Sanyo Shinpan Finance Co., Ltd.                              460          11,435
Shiga Bank Ltd.                                            5,000          31,010
Shinki Co., Ltd.                                           3,600          11,863
The Eighteenth Bank Ltd.                                   3,000          14,855
The Tokushima Bank Ltd.                                    4,000          23,665
                                                                     -----------
                                                                         782,664
BASIC MINERALS & METALS 1.8%
JFE Holdings, Inc.                                        10,900         560,452
Kobe Steel Ltd.                                          117,000         400,325
Maruichi Steel Tube Ltd.                                   3,900         107,649
Nakayama Steel Works Ltd.                                  5,000          18,710
Nippon Steel Corp.                                       118,000         676,970
Nisshin Steel Co., Ltd.                                   43,000         159,451
Osaka Steel Co., Ltd.                                      1,700          32,777
Sumitomo Electric Industries Ltd.                          3,100          48,279
Sumitomo Metal Mining Co., Ltd.                           14,000         179,560
Tokyo Steel Manufacturing Co., Ltd.                          700          10,914
Yodogawa Steel Works Ltd.                                  8,000          44,484
                                                                     -----------
                                                                       2,239,571
BEER, LIQUOR, & TOBACCO 1.0%
Asahi Breweries Ltd.                                      22,600         361,149
Japan Tobacco, Inc.                                          103         497,845
Kirin Brewery Co., Ltd.                                   28,000         439,952
                                                                     -----------
                                                                       1,298,946
CELLULAR & WIRELESS 0.7%
KDDI Corp.                                                    98         665,285
NTT DoCoMo, Inc.                                             131         207,285
                                                                     -----------
                                                                         872,570
CHEMICALS & RUBBER 1.2%
Dainippon Ink & Chemicals, Inc.                           47,000         183,197
Kaneka Corp.                                               6,000          54,521
Mitsubishi Chemical Holdings Corp.                        48,000         302,248
Mitsui Chemicals, Inc.                                    14,000         107,634

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Sakai Chemical Industry Co., Ltd.                          3,000          15,883
Sumitomo Chemical Co., Ltd.                               48,000         371,446
Teijin Ltd.                                               51,000         313,997
Toagosei Co., Ltd.                                        14,000          50,596
Tosoh Corp.                                               36,000         158,771
                                                                     -----------
                                                                       1,558,293
COMMUNICATIONS UTILITIES 0.6%
Nippon Telegraph & Telephone Corp. (NTT)                     150         739,723

CONSTRUCTION & HOMEBUILDING 0.1%
Maeda Corp.                                               10,000          37,873
Nippo Corp.                                                7,000          51,771
                                                                     -----------
                                                                          89,644

CONSTRUCTION MATERIALS 0.1%
Asahi Glass Co., Ltd.                                      1,000          11,984
Maeda Road Construction Co., Ltd.                          3,000          21,710
Taiheiyo Cement Corp.                                      8,000          31,331
                                                                     -----------
                                                                          65,025
CONSUMER DURABLES 0.7%
Matsushita Electric Industrial Co., Ltd.                  44,000         882,264

DRUGS & PHARMACEUTICALS 1.3%
Astellas Pharma, Inc.                                     13,600         616,488
Cawachi Ltd.                                               1,300          35,481
Daiichi Sankyo Co., Ltd.                                  13,500         421,117
Kaken Pharmaceutical Co., Ltd.                             5,000          38,995
Kyowa Hakko Kogyo Co., Ltd.                               24,000         205,118
Nippon Shinyaku Co., Ltd.                                  3,000          25,333
Ono Pharmaceutical Co., Ltd.                               1,300          68,583
Taisho Pharmaceutical Co., Ltd.                            9,000         163,329
Torii Pharmaceutical Co., Ltd.                             1,200          18,625
                                                                     -----------
                                                                       1,593,069
ELECTRIC UTILITIES 1.0%
Kyushu Electric Power Co., Inc.                           13,400         353,372
The Tokyo Electric Power Co., Inc.                        29,800         962,728
                                                                     -----------
                                                                       1,316,100
FINANCIAL INVESTMENTS 0.7%
Mitsubishi UFJ Financial Group, Inc.                          67         831,188
Sanyo Electric Credit Co., Ltd. *                          2,100          31,257
                                                                     -----------
                                                                         862,445
FURNITURE & HOUSEHOLD ITEMS 0.5%
Citizen Watch Co., Ltd.                                   23,300         177,846
NIFCO, Inc.                                                1,500          34,448
Sankyo Co., Ltd.                                           5,000         276,022
Sumitomo Bakelite Co., Ltd.                               14,000          96,690
                                                                     -----------
                                                                         585,006
GAS & OTHER PUBLIC UTILITIES 0.3%
Osaka Gas Co., Ltd.                                       93,000         345,668

INFORMATION & SERVICES 0.0%
Autobacs Seven Co., Ltd.                                     300          10,958
TKC Corp.                                                    700          12,007
                                                                     -----------
                                                                          22,965
INSTRUMENTS 0.0%
Hitachi Medical Corp.                                      2,000          20,696

INSURANCE 0.8%
Millea Holdings, Inc.                                      6,300         223,135
Mitsui Sumitomo Insurance Co., Ltd.                       37,000         403,621
Sompo Japan Insurance, Inc.                               28,000         341,075
                                                                     -----------
                                                                         967,831
IT HARDWARE 0.4%
Alps Electric Co., Ltd.                                   10,900         118,142
Brother Industries Ltd.                                   12,000         162,314
Sumitomo Wiring Systems Ltd.                               3,000          60,498
Toshiba Corp.                                              7,000          45,488
Toshiba Tec Corp.                                         14,000          71,876
Uniden Corp.                                               3,000          20,548
                                                                     -----------
                                                                         478,866
LAND & WATER TRANSPORTATION 0.4%
Nankai Electric Railway Co., Ltd.                         12,000          41,347
Nippon Konpo Unyu Soko Co., Ltd.                           4,000          48,717
Seino Transportation Co., Ltd.                            12,000         112,817
West Japan Railway Co.                                        75         320,165
                                                                     -----------
                                                                         523,046
METAL PRODUCTS & MACHINERY 1.2%
Ebara Corp.                                               26,000          99,508
Fuji Machine Manufacturing Co., Ltd.                       2,400          46,306
Heiwa Corp.                                                2,200          27,815
Hitachi Construction Machinery Co., Ltd.                   2,300          61,765
Hitachi Ltd.                                              98,000         610,431
Mitsubishi Heavy Industries Ltd.                          97,000         440,078
Sega Sammy Holdings, Inc.                                  6,400         172,043
Sekisui Jushi Corp.                                        3,000          21,669
Toyo Seikan Kaisha Ltd.                                    3,000          49,631
                                                                     -----------
                                                                       1,529,246
MISCELLANEOUS FINANCE 1.2%
Daiwa Securities Group, Inc.                              38,000         425,303
Mitsubishi UFJ Securities Co., Ltd.                       21,000         233,546
Nikko Cordial Corp.                                       25,500         292,436
Okasan Holdings, Inc.                                     11,000          70,352
Shinko Securities Co., Ltd.                               45,000         174,558
Shinsei Bank Ltd.                                         62,000         364,423
                                                                     -----------
                                                                       1,560,618
OIL DISTRIBUTION 0.2%
Nippon Mining Holdings, Inc.                              43,000         309,026

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 2.3%
Canon, Inc.                                               21,000       1,182,303

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Eizo Nanao Corp.                                             800          21,703
Fuji Photo Film Co., Ltd.                                 14,000         576,633
Konica Minolta Holdings, Inc. *                           28,000         395,155
NEC Corp.                                                 72,000         345,253
Ricoh Co., Ltd.                                           20,000         407,306
                                                                     -----------
                                                                       2,928,353
PUBLISHING, BROADCASTING & CINEMA 0.5%
Dai Nippon Printing Co., Ltd.                             22,000         339,185
Hakuhodo DY Holdings, Inc.                                   510          33,114
Toppan Printing Co., Ltd.                                 29,000         319,494
                                                                     -----------
                                                                         691,793
REAL ESTATE DEVELOPMENT 0.1%
Sekisui House, Ltd.                                        9,000         130,709
Towa Real Estate Development Co., Ltd. *                   6,000          29,243
                                                                     -----------
                                                                         159,952
RETAIL 0.3%
Aichi Toyota Motor Co., Ltd.                               2,000          40,292
AOKI Holdings, Inc.                                        1,000          17,772
Aoyama Trading Co., Ltd.                                   4,100         122,996
Daiichikosho Co., Ltd.                                     2,800          34,244
Uny Co., Ltd.                                             12,000         156,477
                                                                     -----------
                                                                         371,781
SOFTWARE 0.3%
Fujitsu Business Systems Ltd.                                200           3,007
Fujitsu Ltd.                                              56,000         438,786
                                                                     -----------
                                                                         441,793
TEXTILES & APPAREL 0.1%
Japan Wool Textile Co., Ltd.                               3,000          23,418
Kurabo Industries Ltd.                                     9,000          23,271
Onward Kashiyama Co., Ltd.                                 8,000         101,986
Tokyo Style Co., Ltd.                                      1,000          10,803
                                                                     -----------
                                                                         159,478
TRADING COMPANY 0.1%
Sojitz Corp. *                                            40,100         121,769

WHOLESALE 0.1%
Kamei Corp.                                                2,000          13,467
Kato Sangyo Co., Ltd.                                      2,000          24,654
Nagase & Co., Ltd.                                         4,000          47,600
Ryosan Co., Ltd.                                           1,900          47,380
Trusco Nakayama Corp.                                        300           6,109
                                                                     -----------
                                                                         139,210
                                                                     -----------
                                                                      28,201,396
NETHERLANDS 3.3%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 1.2%
CSM N.V.                                                   2,474          95,158
Unilever N.V.                                             53,200       1,450,740
                                                                     -----------
                                                                       1,545,898
BANKS & CREDIT INSTITUTIONS 0.3%
ABN AMRO Holding N.V.                                      5,500         176,323
ING Groep N.V.                                             6,000         265,130
                                                                     -----------
                                                                         441,453
BASIC MINERALS & METALS 0.0%
Mittal Steel Co. N.V.                                        250          10,538

CHEMICALS & RUBBER 0.2%
Akzo Nobel N.V.                                            3,795         231,249

FURNITURE & HOUSEHOLD ITEMS 0.0%
Hunter Douglas N.V.                                          135          10,853

INFORMATION & SERVICES 1.1%
Koninklijke (Royal) Philips Electronics N.V.              36,336       1,366,352

OIL & COAL RESOURCES 0.4%
Koninklijke DSM N.V.                                      10,400         512,933

WHOLESALE 0.1%
Buhrmann N.V.                                              6,000          89,014
Univar N.V.                                                  316          17,657
                                                                     -----------
                                                                         106,671
                                                                     -----------
                                                                       4,225,947
NEW ZEALAND 0.0%
--------------------------------------------------------------------------------
LAND & WATER TRANSPORTATION 0.0%
Mainfreight Ltd.                                           6,641          37,368

OIL DISTRIBUTION 0.0%
The New Zealand Refining Co., Ltd.                         3,468          15,875
                                                                     -----------
                                                                          53,243
NORWAY 1.1%
--------------------------------------------------------------------------------
INTEGRATED OIL COMPANIES 0.3%
Statoil A.S.A.                                            16,100         423,919

LAND & WATER TRANSPORTATION 0.0%
Stolt-Nielsen S.A.                                           317           9,660

OIL & COAL RESOURCES 0.8%
Norsk Hydro A.S.A.                                        32,000         987,752
                                                                     -----------
                                                                       1,421,331
PORTUGAL 0.2%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS 0.2%
Banco Espirito Santo, S.A. (BES) - Reg'd                  16,000         287,468

SINGAPORE 1.1%
--------------------------------------------------------------------------------
AIRLINES 0.2%
Singapore Airlines Ltd.                                   22,000         250,518

AUTOS 0.1%
Jardine Cycle & Carriage Ltd.                             13,000         125,021

BANKS & CREDIT INSTITUTIONS 0.3%
United Overseas Bank Ltd.                                 33,000         416,223

ELECTRIC UTILITIES 0.1%
SembCorp Industries Ltd.                                  63,000         157,267

FINANCIAL INVESTMENTS 0.0%
Kim Eng Holdings Ltd.                                     12,000          10,783

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
MISCELLANEOUS FINANCE 0.4%
DBS Group Holdings Ltd.                                   30,000         440,429

OIL DISTRIBUTION 0.0%
Singapore Petroleum Co., Ltd.                              5,000          14,196

REAL ESTATE DEVELOPMENT 0.0%
Guocoland Ltd.                                             6,000          10,106
United Industrial Corp., Ltd.                             10,000          13,609
                                                                     -----------
                                                                          23,715
                                                                     -----------
                                                                       1,438,152
SPAIN 4.7%
--------------------------------------------------------------------------------
AIRLINES 0.1%
Iberia Lineas Aereas de Espana S.A.                       44,277         161,035

BANKS & CREDIT INSTITUTIONS 2.0%
Banco Bilbao Vizcaya Argentaria S.A.                      10,400         249,866
Banco Popular Espanol S.A.                                 6,000         108,545
Banco Santander Central Hispano S.A.                     119,000       2,215,916
                                                                     -----------
                                                                       2,574,327
COMMUNICATIONS UTILITIES 1.5%
Telefonica S.A.                                           89,100       1,891,662

INTEGRATED OIL COMPANIES 0.9%
Repsol YPF S.A.                                           31,800       1,095,677

MISCELLANEOUS FINANCE 0.0%
Corporacion Financiera Alba S.A.                             404          30,119

RESTAURANTS, HOTELS & THEATERS 0.2%
Sol Melia, S.A.                                           11,512         228,192
                                                                     -----------
                                                                       5,981,012
SWEDEN 2.3%
--------------------------------------------------------------------------------
AIRLINES 0.1%
SAS AB *                                                   6,702         113,531

AUTOS 0.7%
Volvo AB                                                  13,500         927,067

BASIC MINERALS & METALS 0.1%
Boliden AB *                                               2,188          55,770

CELLULAR & WIRELESS 0.7%
TeliaSonera AB                                           102,000         834,823

COMMUNICATIONS UTILITIES 0.1%
Tele2 AB, Class B                                         12,000         174,802

GOVERNMENT AIRCRAFT & DEFENSE 0.0%
Saab AB                                                      411          12,582

IT HARDWARE 0.1%
Telefonaktiebolaget LM Ericsson, Class B                  34,281         137,850

METAL PRODUCTS & MACHINERY 0.5%
AB SKF, Class B                                           16,000         294,337
Electrolux AB, Class B                                       488           9,731
SSAB Svenskt Stal AB, Class B                             16,800         377,278
                                                                     -----------
                                                                         681,346
                                                                     -----------
                                                                       2,937,771
SWITZERLAND 7.4%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 1.4%
Barry Callebaut AG - Reg'd *                                 250         126,004
Nestle S.A. - Reg'd                                        4,500       1,596,182
                                                                     -----------
                                                                       1,722,186
AIRLINES 0.0%
Swissair Group (a),(b)                                        30              --

AUTOS 0.2%
Rieter Holding AG - Reg'd                                    360         187,837

BANKS & CREDIT INSTITUTIONS 0.2%
Banque Cantonale Vaudoise (BCV) - Reg'd                      600         288,781

BASIC MINERALS & METALS 0.0%
Georg Fischer AG - Reg'd. *                                   65          42,024

CHEMICALS & RUBBER 0.4%
Ciba Specialty Chemicals AG - Reg'd                        5,600         371,783
Clariant AG - Reg'd *                                      8,690         129,666
                                                                     -----------
                                                                         501,449
CONSTRUCTION MATERIALS 0.6%
Holcim Ltd. - Reg'd                                        8,600         786,493

DRUGS & PHARMACEUTICALS 1.2%
Novartis AG - Reg'd                                       15,000         861,693
Roche Holdings AG                                          3,900         697,763
                                                                     -----------
                                                                       1,559,456
INSURANCE 1.5%
Baloise Holding AG - Reg'd                                 1,200         119,630
Swiss Life Holding - Reg'd *                               1,760         439,351
Zurich Financial Services AG - Reg'd                       4,800       1,287,776
                                                                     -----------
                                                                       1,846,757
METAL PRODUCTS & MACHINERY 0.2%
Bucher Industries AG - Reg'd                                 840          90,838
Sulzer AG - Reg'd                                            122         138,621
                                                                     -----------
                                                                         229,459
MISCELLANEOUS FINANCE 1.7%
Credit Suisse Group                                        4,181         291,491
UBS AG - Reg'd                                            31,800       1,924,461
                                                                     -----------
                                                                       2,215,952
RETAIL 0.0%
Charles Vogele Holding AG *                                  107           8,506
                                                                     -----------
                                                                       9,388,900

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
UNITED KINGDOM 21.5%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 1.3%
Tate & Lyle plc                                           27,019         405,920
Unilever plc                                              43,199       1,201,495
                                                                     -----------
                                                                       1,607,415
AIRLINES 0.3%
British Airways plc *                                     35,000         360,873

AUTOS 0.2%
GKN plc                                                   49,951         271,128

BANKS & CREDIT INSTITUTIONS 3.5%
Barclays plc                                              20,800         296,985
HBOS plc                                                  21,000         464,239
HSBC Holdings plc                                         56,400       1,026,480
Lloyds TSB Group plc                                      17,000         191,108
Royal Bank of Scotland Group plc                          63,300       2,463,543
                                                                     -----------
                                                                       4,442,355
BASIC MINERALS & METALS 2.5%
Anglo American plc                                        29,400       1,430,831
Antofagasta plc                                           43,517         432,116
Kazakhmys plc                                              8,500         183,445
Rio Tinto plc                                             14,511         769,034
Vedanta Resources plc                                     14,000         333,451
                                                                     -----------
                                                                       3,148,877
BEER, LIQUOR, & TOBACCO 0.6%
Gallaher Group plc                                        35,400         796,082

CELLULAR & WIRELESS 0.9%
Vodafone Group plc                                       406,000       1,121,248

COMMUNICATIONS UTILITIES 0.6%
BT Group plc                                             123,823         731,557

DRUGS & PHARMACEUTICALS 1.5%
AstraZeneca plc                                            5,400         289,397
GlaxoSmithKline plc                                       42,800       1,126,541
Shire Pharmaceuticals plc                                 23,732         489,668
                                                                     -----------
                                                                       1,905,606
ELECTRIC UTILITIES 0.3%
British Energy Group plc *                                33,000         349,786

GAS & OTHER PUBLIC UTILITIES 0.1%
United Utilities plc                                       4,000          61,018

GOVERNMENT AIRCRAFT & DEFENSE 0.8%
BAE Systems plc                                          116,789         970,943

INFORMATION & SERVICES 0.1%
AMEC plc                                                  17,600         144,650

INSURANCE 2.7%
Aviva plc                                                 82,600       1,325,105
Brit Insurance Holdings plc                                4,155          25,618
Friends Provident plc                                     30,000         127,210
Old Mutual plc                                           234,000         796,411
Prudential plc                                            87,000       1,188,622
                                                                     -----------
                                                                       3,462,966
INTEGRATED OIL COMPANIES 4.0%
BP plc                                                    96,427       1,075,276
Royal Dutch Shell plc, Class A                            67,600       2,381,723
Royal Dutch Shell plc, Class B                            47,400       1,657,251
                                                                     -----------
                                                                       5,114,250
MISCELLANEOUS FINANCE 0.8%
Investec plc                                              14,873         191,401
Legal & General Group plc                                288,000         885,114
                                                                     -----------
                                                                       1,076,515
REAL ESTATE DEVELOPMENT 0.1%
Hammerson plc                                              4,420         136,202
Liberty International plc                                    234           6,386
                                                                     -----------
                                                                         142,588
RESTAURANTS, HOTELS & THEATERS 1.0%
Compass Group plc                                        116,000         657,167
Greene King plc                                            2,686          59,697
Ladbrokes plc                                             26,957         219,722
Luminar plc                                                  877          12,472
Millennium & Copthorne Hotel plc                           8,198          97,768
Whitbread plc                                              3,004          98,208
William Hill plc                                           9,727         120,053
                                                                     -----------
                                                                       1,265,087
RETAIL 0.1%
Tesco plc                                                 23,000         181,757

SOFTWARE 0.0%
LogicaCMG plc                                             11,954          43,385

WHOLESALE 0.1%
Wolseley plc                                               5,506         132,791
                                                                     -----------
                                                                      27,330,877
                                                                     -----------
TOTAL COMMON STOCK
(COST $106,837,125)                                                  124,802,563
                                                                     -----------

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                             ($)             ($)
SHORT-TERM INVESTMENT 1.0% OF NET ASSETS

REPURCHASE AGREEMENT 1.0%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 12/29/06,
   due 01/02/07 at 5.0%, with a maturity value
   of $1,322,734 (fully collateralized by Federal
   Home Loan Mortgage Corporation with a value
   of $1,380,119.)                                     1,322,000       1,322,000
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $1,322,000)                                                      1,322,000

END OF INVESTMENTS.

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

At 12/31/06 the tax basis cost of the fund's investments was $108,314,131, and the unrealized appreciation and depreciation were $18,882,854 and ($1,072,422), respectively, with a net unrealized appreciation of $17,810,432.

*   Non-income producing security.
(a) Bankrupt security/delisted.
(b) Fair-valued by Management.

LAUDUS TRUST
LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS As of December 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                      ($)            ($)
--------------------------------------------------------------------------------
 94.9%  COMMON STOCK                                  52,553,867      59,336,379

  1.2%  PREFERRED STOCK                                  664,984         759,129

  2.7%  SHORT-TERM
        INVESTMENT                                     1,694,000       1,694,000
--------------------------------------------------------------------------------
 98.8%  TOTAL INVESTMENTS                             54,912,851      61,789,508

  1.2%  OTHER ASSETS AND
        LIABILITIES                                                      731,151
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    62,520,659

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
COMMON STOCK 94.9% OF NET ASSETS

ARGENTINA 0.1%
--------------------------------------------------------------------------------
COMMUNICATIONS UTILITIES 0.1%
Telecom Argentina S.A. ADR *                               1,600          32,016
Telefonica de Argentina S.A. ADR                           1,000          18,070
                                                                     -----------
                                                                          50,086
                                                                     -----------
                                                                          50,086
AUSTRALIA 4.5%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.1%
Futuris Corp., Ltd.                                       37,100          57,477

AIRLINES 0.2%
Qantas Airways Ltd.                                       35,400         145,911

BANKS & CREDIT INSTITUTIONS 0.3%
Bendigo Bank Ltd.                                          5,400          59,310
St. George Bank Ltd.                                       5,000         129,960
                                                                     -----------
                                                                         189,270
BASIC MINERALS & METALS 0.5%
Downer EDI Ltd.                                           11,400          62,775
Zinifex Ltd.                                              16,500         243,198
                                                                     -----------
                                                                         305,973
BEER, LIQUOR, & TOBACCO 0.2%
Lion Nathan Ltd.                                          16,400         105,273

CHEMICALS & RUBBER 0.0%
Orica Ltd.                                                 1,270          24,280

CONSTRUCTION & HOMEBUILDING 0.2%
Leighton Holdings Ltd.                                     6,500         103,566

CONSTRUCTION MATERIALS 0.2%
Adelaide Brighton Ltd.                                    10,300          22,796
Boral Ltd.                                                22,400         134,313
                                                                     -----------
                                                                         157,109
FINANCIAL INVESTMENTS 0.0%
Washington H. Soul Pattinson & Co., Ltd.                     800           5,531

FOREST PRODUCTS & PAPER 0.4%
Amcor Ltd.                                                29,300         167,464
PaperlinX Ltd.                                            19,500          60,243
                                                                     -----------
                                                                         227,707
INFORMATION & SERVICES 0.1%
ConnectEast Group                                         33,200          37,421

INSURANCE 1.0%
Insurance Australia Group Ltd.                            43,600         217,755
Promina Group Ltd.                                        31,000         168,947
Suncorp-Metway Ltd.                                       16,500         264,442
                                                                     -----------
                                                                         651,144
OIL & COAL RESOURCES 0.3%
Santos Ltd.                                               22,100         171,991

OIL DISTRIBUTION 0.2%
Caltex Australia Ltd.                                      6,400         115,987

PUBLISHING, BROADCASTING & CINEMA 0.1%
Rural Press Ltd.                                             500           5,201
Seven Network Ltd.                                         8,800          78,281
                                                                     -----------
                                                                          83,482
REAL ESTATE DEVELOPMENT 0.3%
Lend Lease Corp., Ltd.                                    13,900         201,846

RESTAURANTS, HOTELS & THEATERS 0.2%
TABCORP Holdings Ltd.                                      9,800         130,167

RETAIL 0.1%
David Jones Ltd.                                          19,800          64,952

WHOLESALE 0.1%
Sims Group Ltd.                                            4,200          66,819
                                                                     -----------
                                                                       2,845,906
AUSTRIA 1.0%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS 0.4%
Voestalpine AG                                             4,800         270,598

REAL ESTATE DEVELOPMENT 0.6%
Conwert Immobilien Invest AG *                             2,500          54,108
Immofinanz Immobilien Analagen AG *                       20,000         284,821
                                                                     -----------
                                                                         338,929
                                                                     -----------
                                                                         609,527
BELGIUM 1.1%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS 0.0%
Umicore                                                       89          15,123

INSTRUMENTS 0.3%
Agfa Gevaert N.V                                           8,000         203,891

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
REAL ESTATE DEVELOPMENT 0.2%
Cofinimmo                                                    400          80,353

RESTAURANTS, HOTELS & THEATERS 0.1%
S.A. D'Ieteren N.V.                                          210          74,683

RETAIL 0.5%
Delhaize Group                                             3,600         299,435
                                                                     -----------
                                                                         673,485
BRAZIL 0.4%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS 0.1%
Companhia Siderurgica Nacional S.A. (CSN)                  1,100          33,208
Sider Paulista Cos.                                          800          35,947
                                                                     -----------
                                                                          69,155
BEER, LIQUOR, & TOBACCO 0.1%
Souza Cruz S.A.                                            3,400          60,552

CHEMICALS & RUBBER 0.1%
Copesul-Companhia Petroquinica do Sul                      1,500          26,749

COMMERCIAL AIRCRAFT & COMPONENTS 0.0%
Empresa Brasileira de Aeronautica S.A. (Embraer)           1,300          13,417

GAS & OTHER PUBLIC UTILITIES 0.1%
Companhia de Saneamento Basico do Estado de Sao
  Paulo *                                                590,000          80,913
                                                                     -----------
                                                                         250,786
CANADA 5.3%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.2%
Saputo, Inc.                                               4,500         142,623

BANKS & CREDIT INSTITUTIONS 0.5%
National Bank of Canada                                    5,500         310,526

BASIC MINERALS & METALS 1.7%
Agnico-Eagle Mines Ltd.                                    5,400         222,687
Alcan, Inc.                                                1,600          77,904
Inmet Mining Corp.                                         3,700         198,017
IPSCO, Inc.                                                2,500         234,918
Teck Cominco Ltd., Class B                                 4,200         316,580
                                                                     -----------
                                                                       1,050,106
CHEMICALS & RUBBER 0.2%
Methanex Corp.                                             5,254         143,723

COMMERCIAL AIRCRAFT & COMPONENTS 0.1%
ACE Aviation Holdings, Inc.,
  Class A *                                                1,300          42,128

COMMUNICATIONS UTILITIES 0.5%
Corus Entertainment, Inc.,
  Class B                                                  1,000          35,587
Telus Corp.                                                6,500         290,010
                                                                     -----------
                                                                         325,597
ELECTRIC UTILITIES 0.6%
ATCO Ltd., Class I                                           900          38,843
Canadian Utilities, Ltd.                                   7,900         323,344
                                                                     -----------
                                                                         362,187
GOVERNMENT AIRCRAFT & DEFENSE 0.1%
Bombardier, Inc. *                                        16,100          54,534

INSURANCE 0.3%
Industrial Alliance Insurance and Financial
   Services, Inc.                                          6,092         188,796

IT HARDWARE 0.2%
Celestica, Inc. *                                          1,500          11,679
Nortel Networks Corp. *                                    4,320         115,869
                                                                     -----------
                                                                         127,548
OIL DRILLING & SERVICES 0.2%
Trican Well Service Ltd.                                   5,450          94,966

REAL ESTATE DEVELOPMENT 0.2%
MI Developments, Inc.                                      4,300         153,762

RETAIL 0.3%
Alimentation Couche-Tard, Inc., Class B                      945          20,542
Sobeys, Inc.                                               4,300         151,034
                                                                     -----------
                                                                         171,576
WHOLESALE 0.2%
George Weston Ltd.                                         2,400         155,589
                                                                     -----------
                                                                       3,323,661
CHILE 0.4%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.0%
Embotelladora Andina S.A. ADR                              1,000          16,930

AIRLINES 0.1%
Lan Airlines S.A. ADR                                      1,400          76,846

BANKS & CREDIT INSTITUTIONS 0.1%
Banco de Chile ADR                                         1,500          77,235

BEER, LIQUOR, & TOBACCO 0.1%
Compania Cervecerias Unidas S.A. ADR                       1,000          29,700

ELECTRIC UTILITIES 0.1%
Empresa Nacional de Electricidad S.A. ADR                    526          19,330
Enersis S.A. ADR                                           3,400          54,400
                                                                     -----------
                                                                          73,730
INSURANCE 0.0%
Administradora de Fondos de Pensiones Provida
   S.A. ADR                                                  266           6,839
                                                                     -----------
                                                                         281,280
CHINA 0.9%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS 0.4%
Aluminum Corp. of China Ltd.                             158,000         147,801

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Jiangxi Copper Co., Ltd.                                  81,000          82,327
                                                                     -----------
                                                                         230,128
DRUGS & PHARMACEUTICALS 0.1%
Shanghai Industrial Holdings Ltd.                         25,000          53,137

FINANCIAL INVESTMENTS 0.1%
Cosco Pacific Ltd.                                        38,000          88,897

LAND & WATER TRANSPORTATION 0.1%
China Shipping Development Co., Ltd.                      10,000          15,294
Sinotrans Ltd.                                            66,000          23,766
                                                                     -----------
                                                                          39,060
OIL & COAL RESOURCES 0.1%
Yanzhou Coal Mining Co., Ltd.                            112,000          90,577

TEXTILES & APPAREL 0.1%
Weiqiao Textile Co., Ltd.                                 45,000          60,623
                                                                     -----------
                                                                         562,422
DENMARK 0.8%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.4%
Danisco A/S                                                2,700         229,448

BEER, LIQUOR, & TOBACCO 0.4%
Carlsberg A/S                                              2,700         267,367
                                                                     -----------
                                                                         496,815
EGYPT 0.1%
--------------------------------------------------------------------------------
CELLULAR & WIRELESS 0.1%
Egyptian Co. for Mobile Services                           1,800          56,730

FINLAND 0.7%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS 0.7%
Outokumpu Oyj                                              6,300         245,595
Rautaruukki Oyj                                            5,500         217,854
                                                                     -----------
                                                                         463,449
                                                                     -----------
                                                                         463,449
FRANCE 5.3%
--------------------------------------------------------------------------------
AIRLINES 0.5%
Air France-KLM                                             8,000         335,840

AUTOS 0.3%
PSA Peugeot Citroen                                        2,400         158,904

BASIC MINERALS & METALS 0.2%
Nexans S.A.                                                1,000         127,380

CHEMICALS & RUBBER 0.8%
Compagnie Generale des Etablissements Michelin,
  Class B                                                  4,200         401,198
Rhodia S.A. *                                             25,000          86,941
                                                                     -----------
                                                                         488,139
COMMUNICATIONS UTILITIES 0.1%
Publicis Groupe                                            2,000          84,247

CONSTRUCTION MATERIALS 0.3%
Ciments Francais S.A.                                        990         189,591

GOVERNMENT AIRCRAFT & DEFENSE 0.4%
Thales S.A.                                                4,400         218,983

INFORMATION & SERVICES 0.3%
Compagnie Generale de Geophysique S.A. *                     960         207,219

INSURANCE 0.3%
CNP Assurances                                             1,600         178,129

MISCELLANEOUS FINANCE 0.1%
Natixis                                                    1,350          37,818

PUBLISHING, BROADCASTING & CINEMA 0.4%
Thomson                                                   13,000         253,918

REAL ESTATE DEVELOPMENT 0.1%
Nexity                                                     1,200          86,762

RESTAURANTS, HOTELS & THEATERS 0.5%
Sodexho Alliance S.A.                                      4,500         281,872

SOFTWARE 0.8%
Atos Origin S.A. *                                         3,600         212,879
Cap Gemini S.A.                                            4,800         300,312
                                                                     -----------
                                                                         513,191
TEXTILES & APPAREL 0.2%
Christian Dior S.A.                                        1,306         138,814
                                                                     -----------
                                                                       3,300,807
GERMANY 3.4%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.3%
Suedzucker AG                                              7,800         188,191

BASIC MINERALS & METALS 0.7%
ThyssenKrupp AG                                            9,000         422,043

CHEMICALS & RUBBER 0.4%
Lanxess *                                                  4,500         251,350

COMMERCIAL AIRCRAFT & COMPONENTS 0.0%
MTU Aero Engines Holding AG                                  224          10,432

IT HARDWARE 0.6%
Infineon Technologies AG *                                24,000         336,772

METAL PRODUCTS & MACHINERY 0.4%
Salzgitter AG                                              2,000         259,111

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.3%
Heidelberger Druckmaschinen AG                             4,000         188,649

RETAIL 0.3%
KarstadtQuelle AG *                                        7,000         201,706

WHOLESALE 0.4%
GEA Group AG                                              10,677         239,786
                                                                     -----------
                                                                       2,098,040

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
GREECE 0.5%
--------------------------------------------------------------------------------
COMMUNICATIONS UTILITIES 0.3%
Hellenic Telecommunications Organization S.A.
   (OTE) *                                                 6,000         179,503

RESTAURANTS, HOTELS & THEATERS 0.2%
OPAP S.A.                                                  3,646         140,800
                                                                     -----------
                                                                         320,303
HONG KONG 3.2%
--------------------------------------------------------------------------------
AIRLINES 0.2%
Cathay Pacific Airways Ltd.                               48,000         118,065

BANKS & CREDIT INSTITUTIONS 0.3%
The Bank of East Asia Ltd.                                32,400         182,897

ELECTRIC UTILITIES 0.3%
CLP Holdings Ltd.                                          3,500          25,835
Hongkong Electric Holdings Ltd.                           28,500         139,362
                                                                     -----------
                                                                         165,197
IT HARDWARE 0.1%
Vtech Holdings Ltd.                                       11,000          67,752

LAND & WATER TRANSPORTATION 0.2%
NWS Holdings Ltd.                                         21,000          48,057
Transport International Holdings Ltd.                     10,400          56,639
                                                                     -----------
                                                                         104,696
MISCELLANEOUS FINANCE 0.2%
Guoco Group Ltd.                                           6,000          74,052
Jardine Strategic Holdings Ltd.                            4,000          52,981
                                                                     -----------
                                                                         127,033
REAL ESTATE DEVELOPMENT 1.6%
Citic Pacific Ltd.                                        27,000          92,856
Hang Lung Group Ltd.                                      39,000         118,372
Hang Lung Properties Ltd.                                 47,000         117,909
Henderson Investment Ltd.                                 24,000          44,342
Hongkong Land Holdings Ltd.                                9,000          35,777
Hopewell Holdings Ltd.                                    29,000         101,517
Hopson Development Holdings Ltd.                          30,000          84,800
Kerry Properties Ltd.                                     18,500          86,482
New World Development Co., Ltd.                           83,000         166,351
The Wharf Holdings Ltd.                                   26,000          95,879
Wheelock & Co., Ltd.                                      47,000          89,060
                                                                     -----------
                                                                       1,033,345
RESTAURANTS, HOTELS & THEATERS 0.1%
Hongkong & Shanghai Hotels Ltd.                           25,500          43,008
Shangri-La Asia Ltd.                                      10,000          25,724
                                                                     -----------
                                                                          68,732
RETAIL 0.0%
Esprit Holdings Ltd.                                       2,500          27,846

SOFTWARE 0.2%
Tencent Holdings Ltd.                                     27,000          95,879
                                                                     -----------
                                                                       1,991,442
HUNGARY 0.4%
--------------------------------------------------------------------------------
COMMUNICATIONS UTILITIES 0.4%
Magyar Telekom Nyrt. *                                    42,000         234,027

INDIA 1.5%
--------------------------------------------------------------------------------
AUTOS 0.3%
Maruti Udyog Ltd.                                          3,930          82,308
Tata Motors Ltd.                                           6,230         125,442
                                                                     -----------
                                                                         207,750
BANKS & CREDIT INSTITUTIONS 0.1%
Bajaj Auto Ltd.                                            1,380          81,474

BASIC MINERALS & METALS 0.6%
Hindalco Industries Ltd.                                  17,330          68,316
Hindustan Zinc Ltd.                                        5,230          97,195
National Aluminium Co., Ltd.                               4,960          23,861
Steel Authority Of India Ltd.                             34,990          70,303
Sterlite Industries (India) Ltd.                           6,540          80,177
                                                                     -----------
                                                                         339,852
CONSTRUCTION MATERIALS 0.2%
Grasim Industries Ltd.                                     1,270          79,970
Ultra Tech Cement Ltd.                                     2,230          55,254
                                                                     -----------
                                                                         135,224
CONSUMER DURABLES 0.0%
Hero Honda Motors Ltd.                                       600          10,287

METAL PRODUCTS & MACHINERY 0.1%
Larsen & Toubro Ltd. GDR                                   1,500          48,750

OIL & COAL RESOURCES 0.0%
Neyveli Lignite Corp., Ltd.                                1,470           1,857

OIL DISTRIBUTION 0.1%
Mangalore Refinery & Petrochemicals Ltd.                  59,330          54,504

RESTAURANTS, HOTELS & THEATERS 0.0%
Indian Hotels Co., Ltd.                                    4,623          16,180

SOFTWARE 0.1%
HCL Technologies Ltd.                                      4,840          70,096
                                                                     -----------
                                                                         965,974
INDONESIA 0.8%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.1%
PT Astra Agro Lestari Tbk.                                41,000          57,253

BANKS & CREDIT INSTITUTIONS 0.2%
PT Bank Central Asia Tbk.                                199,000         115,270

BASIC MINERALS & METALS 0.1%
PT International Nickel Indonesia Tbk. (INCO)             14,000          48,456

BEER, LIQUOR, & TOBACCO 0.0%
PT Gudang Garam Tbk.                                       1,000           1,137
PT Hanjaya Mandala Sampoerna Tbk.                         23,000          24,899
                                                                     -----------
                                                                          26,036

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
CONSTRUCTION MATERIALS 0.1%
PT Bank Rakyat Indonesia                                 123,000          70,554

WHOLESALE 0.3%
PT Astra International Tbk.                               78,000         136,280
PT Unilever Indonesia Tbk.                                52,000          38,530
                                                                     -----------
                                                                         174,810
                                                                     -----------
                                                                         492,379
IRELAND 0.4%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.4%
Kerry Group plc                                            9,000         222,742

ISRAEL 1.1%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS 1.0%
Bank Hapoalim B.M.                                        55,000         256,648
Bank Leumi Le-Israel                                      60,000         242,281
Israel Discount Bank *                                    60,000         132,381
                                                                     -----------
                                                                         631,310
COMMUNICATIONS UTILITIES 0.1%
Bezeq Israeli Telecommunication Corp., Ltd.               48,000          77,506
                                                                     -----------
                                                                         708,816
ITALY 3.4%
--------------------------------------------------------------------------------
AUTOS 0.6%
Fiat S.p.A. *                                             20,000         381,548

BANKS & CREDIT INSTITUTIONS 0.3%
Banca Popolare dell'Emilia Romagna                         7,200         176,565

CHEMICALS & RUBBER 0.3%
Pirelli & C. S.p.A.                                      211,934         210,713

CONSTRUCTION MATERIALS 0.6%
Buzzi Unicem S.p.A.                                        4,200         119,149
Italcementi S.p.A.                                         8,400         236,417
                                                                     -----------
                                                                         355,566
ELECTRIC UTILITIES 0.3%
ACEA S.p.A.                                               10,000         191,527

FOREST PRODUCTS & PAPER 0.3%
IFIL-Investments S.p.A.                                   24,000         196,088

GAS & OTHER PUBLIC UTILITIES 0.1%
Hera S.p.A.                                                2,801          12,150
Iride S.p.A.                                              21,000          68,340
                                                                     -----------
                                                                          80,490
GOVERNMENT AIRCRAFT & DEFENSE 0.5%
Finmeccanica S.p.A.                                       12,254         331,329

PUBLISHING, BROADCASTING & CINEMA 0.1%
Telecom Italia Media S.p.A.                              143,800          68,349

REAL ESTATE DEVELOPMENT 0.3%
Beni Stabili S.p.A.                                       72,000         114,870
Immobiliare Grande Distribuzione                           8,000          39,125
                                                                     -----------
                                                                         153,995
                                                                     -----------
                                                                       2,146,170
JAPAN 20.9%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.2%
Nisshin Seifun Group, Inc.                                14,000         144,477

AIRLINES 0.3%
All Nippon Airways Co., Ltd.                              58,000         204,897

AUTOS 1.8%
Fuji Heavy Industries Ltd.                                59,000         302,870
Hino Motors Ltd.                                          30,000         153,859
Kawasaki Heavy Industries, Ltd.                           87,000         325,882
Yamaha Motor Co., Ltd.                                    11,900         374,061
                                                                     -----------
                                                                       1,156,672
BANKS & CREDIT INSTITUTIONS 0.8%
Higo Bank Ltd.                                             3,000          20,139
Orient Corp.                                              50,000          93,297
Sanyo Shinpan Finance Co., Ltd.                              400           9,943
Takefuji Corp.                                               830          32,832
The 77 Bank Ltd.                                           7,000          44,324
The Chugoku Bank Ltd.                                     13,000         170,123
The Hachijuni Bank Ltd.                                    1,000           6,542
The Joyo Bank Ltd.                                         1,000           5,518
Yamaguchi Financial Group, Inc. *                         13,000         133,272
                                                                     -----------
                                                                         515,990
BASIC MINERALS & METALS 2.7%
Fujikura Ltd.                                             13,000         114,283
Kobe Steel Ltd.                                          122,000         417,433
Maruichi Steel Tube Ltd.                                   4,400         121,450
Mitsui Mining & Smelting Co., Ltd.                        16,000          80,135
Nisshin Steel Co., Ltd.                                   58,000         215,073
Sumitomo Electric Industries Ltd.                         21,500         334,836
Sumitomo Metal Mining Co., Ltd.                           25,000         320,643
Tokyo Steel Manufacturing Co., Ltd.                        5,400          84,195
                                                                     -----------
                                                                       1,688,048
BEER, LIQUOR, & TOBACCO 0.6%
Asahi Breweries Ltd.                                      22,800         364,345

CHEMICALS & RUBBER 2.0%
Asahi Kasei Corp.                                         48,000         314,699
Daicel Chemical Industries Ltd.                            4,000          28,231
Kaneka Corp.                                              12,000         109,042
Mitsubishi Chemical Holdings Corp.                        43,500         273,912
Mitsui Chemicals, Inc.                                    39,000         299,839
Teijin Ltd.                                               30,000         184,704
Tosoh Corp.                                               11,000          48,513
                                                                     -----------
                                                                       1,258,940
DRUGS & PHARMACEUTICALS 1.5%
Kyowa Hakko Kogyo Co., Ltd.                               34,000         290,583
Ono Pharmaceutical Co., Ltd.                               3,500         184,647
Santen Pharmaceutical Co., Ltd.                            6,700         188,472

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
Taisho Pharmaceutical Co., Ltd.                           13,000         235,920
Tanabe Seiyaku Co., Ltd.                                   3,000          39,231
                                                                     -----------
                                                                         938,853
ELECTRIC UTILITIES 0.3%
Hokkaido Electric Power Co., Inc.                          1,200          30,647
Kyushu Electric Power Co., Inc.                            5,300         139,767
                                                                     -----------
                                                                         170,414
FINANCIAL INVESTMENTS 0.2%
Hitachi Capital Corp.                                      7,500         142,919

FURNITURE & HOUSEHOLD ITEMS 1.6%
Citizen Watch Co., Ltd.                                   30,100         229,750
Matsushita Electric Works, Ltd.                           10,000         115,963
NAMCO BANDAI Holdings, Inc.                               19,100         280,906
Sankyo Co., Ltd.                                           5,600         309,145
Sumitomo Bakelite Co., Ltd.                                8,000          55,252
                                                                     -----------
                                                                         991,016
GAS & OTHER PUBLIC UTILITIES 0.5%
Osaka Gas Co., Ltd.                                       89,000         330,800

GOVERNMENT AIRCRAFT & DEFENSE 0.2%
Mitsui Engineering & Shipbuilding Co., Ltd.               32,000         103,945

INSTRUMENTS 0.2%
Nikon Corp.                                                5,000         109,599

INSURANCE 0.2%
Aioi Insurance Co., Ltd.                                  22,000         154,991

IT HARDWARE 1.5%
Alps Electric Co., Ltd.                                   13,000         140,903
Brother Industries Ltd.                                   20,000         270,523
Omron Corp.                                               10,200         288,575
Seiko Epson Corp.                                          9,700         235,322
                                                                     -----------
                                                                         935,323
LAND & WATER TRANSPORTATION 0.8%
Seino Transportation Co., Ltd.                            16,000         150,423
West Japan Railway Co.                                        79         337,241
                                                                     -----------
                                                                         487,664
METAL PRODUCTS & MACHINERY 0.6%
Amada Co., Ltd.                                            1,000          10,588
Hitachi Construction Machinery Co., Ltd.                   6,900         185,295
Sega Sammy Holdings, Inc.                                  3,200          86,021
Toyo Seikan Kaisha Ltd.                                    5,600          92,645
                                                                     -----------
                                                                         374,549
MISCELLANEOUS FINANCE 1.2%
Mitsubishi UFJ Securities Co., Ltd.                       13,000         144,576
Okasan Holdings, Inc.                                     13,000          83,143
Shinko Securities Co., Ltd.                               58,000         224,987
Shinsei Bank Ltd.                                         50,000         293,889
                                                                     -----------
                                                                         746,595
OIL DISTRIBUTION 0.5%
Nippon Mining Holdings, Inc.                              37,500         269,500
Nippon Oil Corp.                                           3,000          20,062
                                                                     -----------
                                                                         289,562
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.9%
Konica Minolta Holdings, Inc. *                           24,500         345,761
NEC Corp.                                                 45,000         215,783
                                                                     -----------
                                                                         561,544
PUBLISHING, BROADCASTING & CINEMA 0.2%
Toppan Printing Co., Ltd.                                  9,000          99,153

REAL ESTATE DEVELOPMENT 0.6%
Hankyu Hanshin Holdings, Inc.                             17,000          96,647
Tokyu Land Corp.                                          27,000         253,913
                                                                     -----------
                                                                         350,560
RETAIL 0.5%
Aoyama Trading Co., Ltd.                                   5,300         158,994
Uny Co., Ltd.                                             14,000         182,557
                                                                     -----------
                                                                         341,551
TEXTILES & APPAREL 0.6%
Nisshinbo Industries, Inc.                                17,000         175,994
ONWARD KASHIYAMA Co., Ltd.                                14,000         178,476
                                                                     -----------
                                                                         354,470
TRADING COMPANY 0.2%
Sojitz Corp. *                                            36,000         109,319

WHOLESALE 0.2%
SUZUKEN Co., Ltd.                                          3,100         116,553
                                                                     -----------
                                                                      13,042,749
MALAYSIA 1.4%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.1%
Golden Hope Plantations Berhad                            23,000          39,207
PPB Group Berhad                                          20,000          30,895
                                                                     -----------
                                                                          70,102
BANKS & CREDIT INSTITUTIONS 0.2%
AMMB Holdings Berhad                                      71,000          63,785
Hong Leong Credit Berhad                                  11,000          15,465
RHB Capital Berhad                                        59,000          57,085
                                                                     -----------
                                                                         136,335
CELLULAR & WIRELESS 0.2%
Maxis Communications Berhad                               35,000         101,182

COMMUNICATIONS UTILITIES 0.1%
Digi.com Berhad                                           16,000          68,800

ELECTRIC UTILITIES 0.1%
Tenaga Nasional Berhad                                    24,000          74,016

FINANCIAL INVESTMENTS 0.2%
Bumiputra-Commerce Holdings Berhad                        54,900         120,283
Hong Leong Bank Berhad                                     1,000           1,573
                                                                     -----------
                                                                         121,856
OIL DISTRIBUTION 0.1%
Petronas Dagangan Berhad                                  24,000          33,857

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
RESTAURANTS, HOTELS & THEATERS 0.2%
Genting Berhad                                            16,000         149,567

WHOLESALE 0.2%
Sime Darby Berhad                                         58,000         118,610
                                                                     -----------
                                                                         874,325
MEXICO 0.9%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.2%
Embotelladoras Arca S.A.                                   3,900          15,884
Grupo Bimbo S.A.                                          17,300          86,476
Grupo Continental, S.A.                                    6,700          14,265
                                                                     -----------
                                                                         116,625
BANKS & CREDIT INSTITUTIONS 0.2%
Grupo Financiero Banorte S.A. de C.V.                     21,800          85,239

BASIC MINERALS & METALS 0.2%
Grupo Mexico SAB                                          30,200         110,702
Grupo Simec, S.A. de C.V. ADR *                              200           2,874
Grupo Simec, S.A. de C.V. Class B *                        6,100          29,464
                                                                     -----------
                                                                         143,040
RETAIL 0.2%
Grupo Carso S.A. de C.V.                                  20,800          76,997
Organizacion Soriana S.A.                                  9,700          63,930
                                                                     -----------
                                                                         140,927
TEXTILES & APPAREL 0.1%
Alfa, S.A.                                                11,900          79,201
                                                                     -----------
                                                                         565,032
NETHERLANDS 1.4%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.2%
CSM N.V.                                                   4,091         157,354

DRUGS & PHARMACEUTICALS 0.1%
OPG Groep N.V. - CVA                                         600          70,401

FURNITURE & HOUSEHOLD ITEMS 0.3%
Hunter Douglas N.V.                                        2,000         160,782

INFORMATION & SERVICES 0.0%
Koninklijke BAM Groep N.V.                                   749          14,524

OIL & COAL RESOURCES 0.6%
Koninklijke DSM N.V.                                       7,200         355,108

WHOLESALE 0.2%
Buhrmann N.V.                                             10,000         148,356
                                                                     -----------
                                                                         906,525
PHILIPPINES 0.1%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.0%
JG Summit Holding, Inc.                                   45,000          10,062

BANKS & CREDIT INSTITUTIONS 0.1%
Metropolitan Bank & Trust Co.                             70,000          73,450
                                                                     -----------
                                                                          83,512
POLAND 1.1%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS 0.3%
Bank Handlowy w Warszawie S.A.                             6,000         179,129

BASIC MINERALS & METALS 0.3%
KGHM Polska Miedz S.A.                                     7,200         219,574

COMMUNICATIONS UTILITIES 0.3%
Telekomunikacja Polska S.A.                               24,000         202,147

OIL DISTRIBUTION 0.2%
Grupa Lotos S.A. *                                         6,000         101,515
                                                                     -----------
                                                                         702,365
PORTUGAL 0.8%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS 0.5%
Banco Espirito Santo, S.A. (BES) Reg'd                    18,000         323,402

COMMUNICATIONS UTILITIES 0.3%
PT Multimedia-Servicos de Telecomunicacoes e
   Multimedia S.A.                                        14,000         180,201
                                                                     -----------
                                                                         503,603
RUSSIA 0.9%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS 0.2%
Mechel ADR                                                 4,900         124,852

CELLULAR & WIRELESS 0.3%
Mobile TeleSystems ADR                                     3,800         190,722

OIL & COAL RESOURCES 0.4%
Tatneft ADR *                                              2,400         219,840
Tatneft GDR                                                  300          28,500
                                                                     -----------
                                                                         248,340
                                                                     -----------
                                                                         563,914
SINGAPORE 1.0%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.1%
Asia Food & Properties Ltd.                               66,000          27,722
Golden Agri-Resources Ltd.                                73,740          58,209
                                                                     -----------
                                                                          85,931
AIRLINES 0.2%
Singapore Airlines Ltd.                                   11,000         125,259

AUTOS 0.1%
Jardine Cycle & Carriage Ltd.                              7,000          67,319

BANKS & CREDIT INSTITUTIONS 0.2%
United Overseas Bank Ltd.                                 11,000         138,741

ELECTRIC UTILITIES 0.2%
SembCorp Industries Ltd.                                  43,000         107,341

INSURANCE 0.1%
Great Eastern Holding Ltd.                                 3,000          32,907

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
IT HARDWARE 0.1%
Chartered Semiconductor Manufacturing Ltd. *              50,000          41,674
                                                                     -----------
                                                                         599,172
SOUTH AFRICA 2.0%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS 0.5%
Nedbank Group Ltd.                                        16,000         304,118

BASIC MINERALS & METALS 1.0%
African Rainbow Minerals Ltd. *                           12,000         172,558
AngloGold Ashanti Ltd.                                     1,500          70,629
Harmony Gold Mining Co Ltd. *                             10,558         166,846
Mittal Steel South Africa Ltd.                            16,000         223,304
                                                                     -----------
                                                                         633,337
COMMUNICATIONS UTILITIES 0.3%
Telkom South Africa Ltd.                                  11,000         221,362

INSURANCE 0.2%
Liberty Group Ltd.                                        10,000         118,003
                                                                     -----------
                                                                       1,276,820
SOUTH KOREA 3.5%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.1%
Lotte Confectionery Co., Ltd.                                 40          52,043

AUTOS 0.2%
Kia Motors Corp.                                           8,890         128,094

BANKS & CREDIT INSTITUTIONS 0.3%
Industrial Bank Of Korea (IBK)                             6,800         124,769
Woori Finance Holdings Co., Ltd.                           3,760          89,121
                                                                     -----------
                                                                         213,890
BASIC MINERALS & METALS 0.1%
Korea Zinc Co., Ltd.                                         730          77,392

BEER, LIQUOR, & TOBACCO 0.1%
KT&G Corp.                                                   940          57,108

COMMUNICATIONS UTILITIES 0.2%
KT Freetel Co., Ltd.                                       3,670         117,126

CONSTRUCTION & HOMEBUILDING 0.3%
Daelim Industrial Co., Ltd.                                1,160          94,055
Hyundai Development Co.                                    1,770         108,103
                                                                     -----------
                                                                         202,158
GOVERNMENT AIRCRAFT & DEFENSE 0.4%
Hyundai Mipo Dockyard Co., Ltd.                              570          72,682
Samsung Heavy Industries Co., Ltd.                         6,460         154,383
                                                                     -----------
                                                                         227,065
INFORMATION & SERVICES 0.2%
Doosan Heavy Industries & Construction Co., Ltd.           2,560         121,603

INSURANCE 0.0%
Samsung Fire & Marine Insurance Co., Ltd.                     70          12,085

IT HARDWARE 0.4%
Samsung Electro-Mechanics Co., Ltd. *                      2,620         121,585
Samsung Techwin Co., Ltd.                                  2,740          99,279
                                                                     -----------
                                                                         220,864
LAND & WATER TRANSPORTATION 0.0%
Hanjin Shipping Co., Ltd.                                    240           6,794

METAL PRODUCTS & MACHINERY 0.2%
Doosan Corp. *                                               900          54,859
Doosan Infracore Co., Ltd.                                 2,990          67,453
                                                                     -----------
                                                                         122,312
MISCELLANEOUS FINANCE 0.2%
Samsung Securities Co., Ltd.                               2,230         120,578

OIL DISTRIBUTION 0.3%
S-Oil Corp.                                                1,600         117,456
SK Corp.                                                   1,190          93,293
                                                                     -----------
                                                                         210,749
SOAPS & COSMETICS 0.0%
LG Household & Health Care Ltd.                               50           6,640

SOFTWARE 0.3%
NHN Corp.                                                  1,450         176,370

TRADING COMPANY 0.2%
Hanwha Corp.                                               2,430          90,989
                                                                     -----------
                                                                       2,163,860
SPAIN 1.9%
--------------------------------------------------------------------------------
AIRLINES 0.3%
Iberia Lineas Aereas de Espana S.A.                       54,000         196,398

BANKS & CREDIT INSTITUTIONS 0.3%
Banco de Sabadell S.A.                                     4,000         178,776

CONSTRUCTION MATERIALS 0.3%
Cementos Portland Valderrivas, S.A.                        1,200         156,597

GAS & OTHER PUBLIC UTILITIES 0.3%
Enagas                                                     8,347         194,034

MISCELLANEOUS FINANCE 0.3%
Corporacion Financiera Alba S.A.                           2,456         183,100

RESTAURANTS, HOTELS & THEATERS 0.4%
NH Hoteles, S.A.                                           5,600         110,958
Sol Melia, S.A.                                            8,100         160,559
                                                                     -----------
                                                                         271,517
                                                                     -----------
                                                                       1,180,422
SWEDEN 2.4%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS 0.4%
Boliden AB *                                              11,000         280,382

COMMUNICATIONS UTILITIES 0.4%
Tele2 AB, Class B                                         16,000         233,069

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
GOVERNMENT AIRCRAFT & DEFENSE 0.3%
Saab AB                                                    6,000         183,678

METAL PRODUCTS & MACHINERY 1.3%
AB SKF, Class B                                           16,711         307,417
Electrolux AB, Class B                                    13,000         259,223
SSAB Svenskt Stal AB, Class B                             10,493         235,641
                                                                     -----------
                                                                         802,281
                                                                     -----------
                                                                       1,499,410
SWITZERLAND 2.8%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.3%
Barry Callebaut AG - Reg'd *                                 350         176,406

BANKS & CREDIT INSTITUTIONS 0.4%
Banque Cantonale Vaudoise (BCV) - Reg'd                      374         180,007
Verwaltungs-und Privat-Bank AG                               280          74,522
                                                                     -----------
                                                                         254,529
BASIC MINERALS & METALS 0.2%
Georg Fischer AG - Reg'd. *                                  160         103,443

CHEMICALS & RUBBER 0.7%
Ciba Specialty Chemicals AG - Reg'd                        3,300         219,086
Clariant AG - Reg'd *                                     13,000         193,976
                                                                     -----------
                                                                         413,062
INSURANCE 1.2%
Baloise Holding AG - Reg'd                                 2,800         279,137
Helvetia Holding AG                                          540         177,593
Swiss Life Holding - Reg'd *                               1,200         299,557
                                                                     -----------
                                                                         756,287
REAL ESTATE DEVELOPMENT 0.0%
Flughafen Zuerich AG - Reg'd                                  70          21,797
                                                                     -----------
                                                                       1,725,524
TAIWAN 3.8%
--------------------------------------------------------------------------------
AUTOS 0.1%
China Motor Corp.                                         48,600          44,699

BANKS & CREDIT INSTITUTIONS 0.7%
China Development Financial Holding Corp.                337,840         155,068
Hua Nan Financial Holdings Co., Ltd.                     138,000         102,075
Mega Financial Holding Co., Ltd.                         252,000         185,010
                                                                     -----------
                                                                         442,153
BASIC MINERALS & METALS 0.1%
Walsin Lihwa Corp. *                                     125,000          66,453

CELLULAR & WIRELESS 0.2%
Taiwan Mobile Co., Ltd.                                  105,000         108,477

CHEMICALS & RUBBER 0.7%
Formosa Chemicals & Fibre Corp.                          109,730         183,798
Formosa Plastics Corp.                                   155,000         257,019
                                                                     -----------
                                                                         440,817
COMMUNICATIONS UTILITIES 0.1%
Far EasTone Telecommunications Co., Ltd.                  65,000          73,452

CONSTRUCTION MATERIALS 0.1%
Taiwan Cement Corp.                                       89,000          80,244

IT HARDWARE 1.1%
Advanced Semiconductor Engineering Inc. *                 50,000          56,133
Lite-On Technology Corp.                                     437             589
Nan Ya Plastics Corp.                                     96,000         159,756
Powerchip Semiconductor Corp.                            219,119         147,205
ProMOS Technologies, Inc. *                              283,000         122,598
Siliconware Precision Industries Co.                      93,501         146,081
Vanguard International Semiconductor Corp.                71,379          53,138
                                                                     -----------
                                                                         685,500
LAND & WATER TRANSPORTATION 0.1%
Yang Ming Marine Transport                                64,000          36,830

MAINFRAME & MINICOMPUTERS 0.2%
Compal Electronics, Inc.                                  33,320          29,591
Inventec Co., Ltd.                                        24,000          21,013
Quanta Computer, Inc.                                     41,550          75,206
                                                                     -----------
                                                                         125,810
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.4%
Acer, Inc.                                                82,460         171,023
Wistron Corp.                                             59,000          87,350
                                                                     -----------
                                                                         258,373
                                                                     -----------
                                                                       2,362,808
THAILAND 0.7%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS 0.3%
Bank of Ayudhya Public Co., Ltd.                          91,000          48,467
Kasikornbank Public Co., Ltd.                             47,000          83,807
Krung Thai Bank Public Co., Ltd.                         209,000          70,317
                                                                     -----------
                                                                         202,591
CELLULAR & WIRELESS 0.1%
Total Access Communication Public Co., Ltd. *             15,000          64,417

OIL & COAL RESOURCES 0.1%
Banpu Public Co., Ltd.                                     7,000          37,675

OIL DISTRIBUTION 0.2%
PTT Exploration & Production Public Co., Ltd.             36,000          97,997
Thai Petrochemical Industry Public Co., Ltd. ADR *       104,000          18,131
                                                                     -----------
                                                                         116,128
                                                                     -----------
                                                                         420,811

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
TURKEY 0.8%
--------------------------------------------------------------------------------
AUTOS 0.4%
Koc Holding A/S *                                         56,000         215,928

OIL DISTRIBUTION 0.4%
Petrol Ofisi A/S                                          21,000          67,311
Tupras-Turkiye Petrol Rafinerileri A/S                    12,000         202,651
                                                                     -----------
                                                                         269,962
                                                                     -----------
                                                                         485,890
UNITED KINGDOM 13.2%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.4%
Tate & Lyle plc                                           18,900         283,944

AIRLINES 0.4%
British Airways plc *                                     26,682         275,109

AUTOS 0.3%
GKN plc                                                   38,000         206,259

BANKS & CREDIT INSTITUTIONS 0.5%
Intermediate Capital Group plc                             2,800          92,654
Provident Financial plc                                   14,400         197,103
                                                                     -----------
                                                                         289,757
BASIC MINERALS & METALS 0.8%
Antofagasta plc                                           19,000         188,667
Kazakhmys plc                                              5,500         118,699
Vedanta Resources plc                                      8,241         196,283
                                                                     -----------
                                                                         503,649
BEER, LIQUOR, & TOBACCO 0.6%
Gallaher Group plc                                        13,800         310,337
Scottish & Newcastle plc                                   8,611          94,153
                                                                     -----------
                                                                         404,490
CELLULAR & WIRELESS 0.3%
The Carphone Warehouse plc                                34,000         208,359

COMMERCIAL AIRCRAFT & COMPONENTS 0.6%
Cobham plc                                                60,000         226,714
Rolls-Royce Group plc *                                   15,000         131,084
                                                                     -----------
                                                                         357,798
COMMUNICATIONS UTILITIES 0.5%
Cable & Wireless                                          90,000         276,888
COLT Telecom Group S.A. *                                 16,000          41,889
                                                                     -----------
                                                                         318,777
DRUGS & PHARMACEUTICALS 0.1%
Shire Pharmaceuticals plc                                  2,000          41,266

ELECTRIC UTILITIES 0.5%
British Energy Group plc *                                26,846         284,556

FOREST PRODUCTS & PAPER 0.1%
DS Smith plc                                              18,000          68,920

FURNITURE & HOUSEHOLD ITEMS 0.3%
Smiths Group plc                                           8,400         162,782

GAS & OTHER PUBLIC UTILITIES 0.8%
Kelda Group plc                                            8,821         159,496
Northumbrian Water Group plc                              20,000         119,306
Severn Trent plc                                           7,189         206,817
                                                                     -----------
                                                                         485,619
GOVERNMENT AIRCRAFT & DEFENSE 0.1%
Vt Group plc                                               9,000          83,577

INFORMATION & SERVICES 0.6%
AMEC plc                                                  17,000         139,719
Group 4 Securicor plc                                     63,000         230,800
                                                                     -----------
                                                                         370,519
INSURANCE 0.8%
Brit Insurance Holdings plc                               16,000          98,651
Old Mutual plc                                            48,000         163,366
Resolution plc                                            21,600         270,827
                                                                     -----------
                                                                         532,844
MISCELLANEOUS FINANCE 1.1%
Amvescap plc                                              27,809         324,358
Investec plc                                              15,561         200,255
Legal & General Group plc                                 48,000         147,519
                                                                     -----------
                                                                         672,132
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.1%
Laird Group plc                                           11,000          88,621

REAL ESTATE DEVELOPMENT 0.8%
Brixton plc                                               14,000         157,399
Hammerson plc                                              9,600         295,823
Workspace Group plc                                        2,102          20,392
                                                                     -----------
                                                                         473,614
RESTAURANTS, HOTELS & THEATERS 2.9%
Compass Group plc                                         32,000         181,287
Greene King plc                                           10,800         240,033
J.D. Wetherspoon plc                                       6,000          81,572
Ladbrokes plc                                             29,000         236,374
Millennium & Copthorne Hotel plc                          13,000         155,036
Punch Taverns plc                                         11,400         285,058
Whitbread plc                                              9,000         294,231
William Hill plc                                          17,600         217,225
Wolverhampton & Dudley Breweries plc                       3,200         113,111
                                                                     -----------
                                                                       1,803,927
RETAIL 0.1%
Alliance Boots plc                                         3,656          59,846

SOFTWARE 0.4%
LogicaCMG plc                                             69,000         250,422

WHOLESALE 0.1%
Wolseley plc                                               2,405          58,003
                                                                     -----------
                                                                       8,284,790
TOTAL COMMON STOCK
(COST $52,553,867)                                                    59,336,379

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES          ($)
PREFERRED STOCK 1.2% OF NET ASSETS

BRAZIL 1.1%
--------------------------------------------------------------------------------
Aracruz Celulose S.A.                                      1,900          11,676
Brasil Telecom Participacoes S.A. *                    1,198,000          10,267
Centrais Eletricas Brasileiras S.A.                    1,368,000          30,670
Companhia Brasileira de Petroleo Ipiranga                  1,200          10,672
Companhia Energetica de Minas Gerais                     705,000          34,644
Companhia Paranaense de Energia-Copel *                5,964,000          69,787
Elektro-Eletricidade e Servicos S.A.                   3,812,000          18,913
Gerdau S.A.                                                6,600         107,843
Sadia S.A.                                                 7,700          25,805
Sao Paulo Alpargatas S.A.                                    200          12,123
Tele Norte Leste Participacoes S.A.                        8,100         121,320
Telemar Norte Leste S.A.                                   3,000          68,242
Usinas Siderurgicas de Minas Gerais S.A.                   2,100          79,125
Votorantim Celulose e Papel S.A. *                         3,800          73,937
                                                                     -----------
                                                                         675,024
COLUMBIA 0.1%
--------------------------------------------------------------------------------
BanColombia S.A. ADR                                       2,700          84,105

TOTAL PREFERRED STOCK
(COST $664,984)                                                          759,129

SECURITY                                             FACE AMOUNT         VALUE
         RATE, MATURITY DATE                             ($)              ($)
SHORT-TERM INVESTMENT 2.7% OF NET ASSETS

REPURCHASE AGREEMENT 2.7%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 12/29/06, due
   01/02/07 at 5%, with a maturity value of
   $1,694,941 (fully collateralized by Federal
   National Mortgage Association with a value of
   $1,748,303).                                        1,694,000       1,694,000
                                                                       ---------
TOTAL SHORT-TERM INVESTMENTS
(COST $1,694,000)                                                      1,694,000

END OF INVESTMENTS.

At 12/31/06, the tax basis cost of the fund's investments was $54,956,854 and the unrealized appreciation and depreciation was $7,898,872 and ($1,066,218), respectively, with a net unrealized appreciation of $6,832,654.

*     Non-income producing security.
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt

LAUDUS TRUST
LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS As of December 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                     COST             VALUE
HOLDINGS BY CATEGORY                                  ($)              ($)
--------------------------------------------------------------------------------
 97.4%  COMMON STOCK                             1,372,524,748    1,673,799,918
  0.1%  PREFERRED STOCK                              1,515,896        1,968,543
   --%  RIGHTS                                              --          189,327
   --%  WARRANTS                                            --               --
  1.2%  SHORT-TERM INVESTMENT                       20,000,000       20,000,000
--------------------------------------------------------------------------------
 98.7%  TOTAL INVESTMENTS                        1,394,040,644    1,695,957,788
  8.6%  COLLATERAL INVESTED FOR SECURITIES
        ON LOAN                                    147,822,178      147,822,178
(7.3)%  OTHER ASSETS AND LIABILITIES                               (125,375,308)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                1,718,404,658

                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)

COMMON STOCK 97.4% OF NET ASSETS

AUSTRALIA 3.9%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.3%
ABB Grain Ltd. (a)                                     363,777         1,932,687
Auspine Ltd.                                            12,200            40,499
AWB Ltd. (a)                                           177,916           432,422
Forest Enterprises Australia Ltd.                      291,389           146,127
Futuris Corp., Ltd. (a)                              1,345,369         2,084,318
Great Southern Plantations Ltd. (a)                     52,700           116,942
Ridley Corp., Ltd.                                     588,000           539,191
Tassal Group Ltd.                                       26,500            41,011
                                                                   -------------
                                                                       5,333,197
AUTOS 0.0%
Pacifica Group Ltd. (a)                                177,002           303,707

BANKS & CREDIT INSTITUTIONS 0.3%
Adelaide Bank Ltd. (a)                                  74,450           730,259
Bank of Queensland Ltd. (a)                            152,300         1,869,459
Bendigo Bank Ltd. (a)                                  213,800         2,348,250
Mortgage Choice Ltd.                                    18,200            38,634
                                                                   -------------
                                                                       4,986,602
BASIC MINERALS & METALS 1.4%
Ausdrill Ltd.                                          556,300           799,020
Bemax Resources Ltd. *                                  25,200             5,567
Capral Aluminium Ltd. *                                179,500           155,662
CBH Resources Ltd. (a)*                                189,265           109,315
Consolidated Rutile Ltd.                               400,075           213,136
Downer EDI Ltd.                                        891,416         4,908,622
Equigold NL                                            484,459           625,570
Felix Resources Ltd. (a)                               346,965         1,166,245
Independence Group NL                                  328,635         1,040,965
Macmahon Holdings Ltd.                               1,699,900         1,185,394
Mincor Resources NL                                    872,984         1,486,160
Perilya Ltd.                                           370,614         1,595,793
Portman Ltd. (a)*                                      106,301           419,411
Sally Malay Mining Ltd. *                              346,451           634,191
Smorgon Steel Group Ltd.                             1,422,508         2,086,778
Sons Of Gwalia Ltd. (a)(b)(c)*                          58,024                --
Straits Resources Ltd.                                 440,822         1,226,606
Zinifex Ltd.                                           413,900         6,100,587
                                                                   -------------
                                                                      23,759,022
BEER, LIQUOR, & TOBACCO 0.2%
Lion Nathan Ltd. (a)                                   376,100         2,414,214

CONSTRUCTION & HOMEBUILDING 0.1%
Sunland Group Ltd. (a)                                 643,700         1,828,010

CONSTRUCTION MATERIALS 0.1%
Adelaide Brighton Ltd.                                 736,350         1,629,666

FINANCIAL INVESTMENTS 0.1%
Coates Hire Ltd.                                       306,219         1,408,868
National Hire Group Ltd.                                74,300           100,973
                                                                   -------------
                                                                       1,509,841
FOREST PRODUCTS & PAPER 0.2%
PaperlinX Ltd. (a)                                   1,211,570         3,743,028

GAS & OTHER PUBLIC UTILITIES 0.0%
Hastings Diversified Utilities Fund (a)                110,700           265,683

INFORMATION & SERVICES 0.2%
Candle Australia Ltd.                                   50,173           128,228
ConnectEast Group                                    1,205,200         1,358,442
Integrated Group Ltd.                                  122,659           190,340
MYOB Ltd.                                                5,800             5,301
Programmed Maintenance Services Ltd.                     6,900            27,046
Spotless Group Ltd. (a)                                346,900         1,268,300
                                                                   -------------
                                                                       2,977,657
INSTRUMENTS 0.0%
Ansell Ltd.                                             75,800           672,278

LAND & WATER TRANSPORTATION 0.0%
K & S Corp., Ltd.                                        4,644            13,727

MISCELLANEOUS FINANCE 0.0%
IOOF Holdings Ltd.                                      11,870           103,062

OIL & COAL RESOURCES 0.1%
ARC Energy Ltd. *                                      112,054           117,013
Centennial Coal Co., Ltd. (a)                          715,108         1,590,450
New Hope Corp., Ltd.                                   499,137           557,670
                                                                   -------------
                                                                       2,265,133
PUBLISHING, BROADCASTING & CINEMA 0.2%
Austereo Group Ltd.                                    667,305         1,131,387

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)
PMP Ltd. *                                             384,754           541,978
Seven Network Ltd.                                     150,100         1,335,226
Village Roadshow Ltd.                                  143,239           357,139
                                                                   -------------
                                                                       3,365,730
REAL ESTATE DEVELOPMENT 0.0%
AVJennings Ltd.                                          6,100             5,352
Port Bouvard Ltd.                                       12,400            48,332
                                                                   -------------
                                                                          53,684
RESTAURANTS, HOTELS & THEATERS 0.0%
Amalgamated Holdings Ltd.                              118,887           559,240

RETAIL 0.2%
David Jones Ltd. (a)                                   970,300         3,182,967
Just Group Ltd.                                        149,228           435,175
Specialty Fashion Group Ltd. *                          84,573           102,428
                                                                   -------------
                                                                       3,720,570
SOFTWARE 0.1%
HPAL Ltd.                                              325,379           482,501
UXC Ltd.                                               604,692           840,073
                                                                   -------------
                                                                       1,322,574
WHOLESALE 0.4%
Alesco Corp., Ltd. (a)                                 158,740         1,443,718
Australian Pharmmaceutical Industries Ltd. (a)         620,700         1,083,690
Crane Group Ltd.                                           226             2,361
Funtastic Ltd. (a)                                     298,476           381,640
Housewares International Ltd.                          179,013           266,630
Sims Group Ltd. (a)                                    202,873         3,227,544
                                                                   -------------
                                                                       6,405,583
                                                                   -------------
                                                                      67,232,208
AUSTRIA 1.6%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.0%
Agrana Beteiligungs AG                                     120            11,637

AIRLINES 0.0%
Austrian Airlines/Osterreichische
   Luftverkehrs AG *                                    11,918           115,276

BASIC MINERALS & METALS 0.9%
Boehler-Uddeholm AG                                     98,560         6,887,639
Voestalpine AG                                         173,120         9,759,549
                                                                   -------------
                                                                      16,647,188
COMMUNICATIONS UTILITIES 0.1%
Telekom Austria AG                                      66,400         1,773,030

FOREST PRODUCTS & PAPER 0.1%
Mayr-Melnhof Karton AG                                   5,089           953,427

REAL ESTATE DEVELOPMENT 0.5%
Conwert Immobilien Invest AG (a)*                       33,380           722,457
Immofinanz Immobilien Analagen AG *                    540,000         7,690,164
                                                                   -------------
                                                                       8,412,621
SOFTWARE 0.0%
S&T System Integration &
   Technology Distribution AG *                          4,073           210,761

TEXTILES & APPAREL 0.0%
Linz Textil Hdg AG                                         109            24,101
Wolford AG *                                             2,145            99,349
                                                                   -------------
                                                                         123,450
WHOLESALE 0.0%
Ottakringer Brauerei AG                                    564            66,243
                                                                   -------------
                                                                      28,313,633
BELGIUM 1.9%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.0%
Sipef N.V.                                                  69            22,507

CHEMICALS & RUBBER 0.3%
Floridienne S.A.                                           666            68,620
Solvay S.A. (a)                                         17,678         2,708,789
Tessenderlo Chemie N.V.                                 66,754         2,841,256
                                                                   -------------
                                                                       5,618,665
COMMERCIAL AIRCRAFT & COMPONENTS 0.0%
Societe Anonyme Belge de Constructions
   Aeronautques (SABCA)                                    681            16,761

FINANCIAL INVESTMENTS 0.2%
Econocom Group                                          62,739           551,572
GIMV N.V.                                               41,172         2,574,222
Quest For Growth                                        22,000           290,138
                                                                   -------------
                                                                       3,415,932
INSTRUMENTS 0.5%
Agfa Gevaert N.V. (a)                                  265,000         6,753,890
Ion Bearn Applications *                                43,530         1,053,131
                                                                   -------------
                                                                       7,807,021
IT HARDWARE 0.1%
Barco N.V.                                              19,094         1,739,314

METAL PRODUCTS & MACHINERY 0.0%
Laundry Systems Group *                                 31,418           248,639

REAL ESTATE DEVELOPMENT 0.2%
Cofinimmo                                               18,362         3,688,575
Compagnie Immobiliere de Belgique S.A.                     410            23,935
Wereldhave Belgium                                          35             2,704
                                                                   -------------
                                                                       3,715,214
RESTAURANTS, HOTELS & THEATERS 0.2%
S.A. D'Ieteren N.V.                                      8,310         2,955,325

RETAIL 0.4%
Brantano Group N.V.                                      4,261           213,740
Delhaize Group (a)                                      69,956         5,818,691
                                                                   -------------
                                                                       6,032,431

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)
SOFTWARE 0.0%
Dolmen Computer Applications N.V.                        8,550           129,982

WHOLESALE 0.0%
SAPEC S.A.                                               2,737           324,168
                                                                   -------------
                                                                      32,025,959
CANADA 5.8%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.2%
Canada Bread Co., Ltd.                                  37,900         1,758,256
Saputo, Inc.                                            50,440         1,598,647
                                                                   -------------
                                                                       3,356,903
AIRLINES 0.2%
ACE Aviation Holdings, Inc., Class A *                  72,300         2,342,938
Transat A.T., Inc., Class A                             17,300           474,576
                                                                   -------------
                                                                       2,817,514
BANKS & CREDIT INSTITUTIONS 0.0%
Laurentian Bank of Canada                                9,000           233,460

BASIC MINERALS & METALS 1.5%
Agnico-Eagle Mines Ltd.                                107,400         4,428,989
Algoma Steel, Inc. *                                    99,700         2,812,786
Aur Resources Inc.                                     210,400         4,377,056
FNX Mining Co., Inc. *                                  23,492           368,048
Gerdau Ameristeel Corp.                                272,460         2,432,199
Inmet Mining Corp.                                     136,100         7,283,798
IPSCO, Inc.                                             30,256         2,843,075
Northgate Minerals Corp. *                              70,600           247,008
Teck Cominco Ltd., Class B                               5,000           376,750
Yamana Gold, Inc.                                      108,493         1,424,369
                                                                   -------------
                                                                      26,594,078
BIOTECHNOLOGY 0.1%
QLT, Inc. *                                            203,143         1,719,351

CHEMICALS & RUBBER 0.3%
Agrium, Inc.                                             3,000            94,001
Methanex Corp.                                         202,920         5,550,871
                                                                   -------------
                                                                       5,644,872
COMMUNICATIONS UTILITIES 0.4%
Cogeco Cable, Inc.                                      68,100         1,897,328
Corus Entertainment, Inc., Class B                     119,000         4,234,875
                                                                   -------------
                                                                       6,132,203
DRUGS & PHARMACEUTICALS 0.1%
Angiotech Pharmaceuticals, Inc. *                      244,500         2,010,680
Patheon, Inc. *                                         96,357           417,273
                                                                   -------------
                                                                       2,427,953
ELECTRIC UTILITIES 0.4%
ATCO Ltd., Class I                                     158,900         6,857,983

FOREST PRODUCTS & PAPER 0.3%
Canfor Pulp Income Fund                                     74               783
Cascades, Inc.                                         204,300         2,317,789
Domtar, Inc. *                                         202,200         1,707,902
Intertape Polymer Group, Inc. *                        133,100           706,503
                                                                   -------------
                                                                       4,732,977
GAS & OTHER PUBLIC UTILITIES 0.0%
Newalta Income Fund                                      2,500            60,348

HEALTH CARE & HOSPITAL 0.0%
MDS, Inc.                                                7,800           142,268

INFORMATION & SERVICES 0.1%
FirstService Corp. *                                    87,800         2,032,843

INSURANCE 0.3%
Hub International Ltd.                                   5,950           187,661
Industrial Alliance Insurance and Financial
   Services, Inc.                                      154,279         4,781,240
Kingsway Financial Services, Inc.                       12,910           269,127
                                                                   -------------
                                                                       5,238,028
IT HARDWARE 0.1%
Celestica, Inc. *                                      112,400           875,181

METAL PRODUCTS & MACHINERY 0.1%
Husky Injection Molding Systems Ltd.                     4,800            21,692
Linamar Corp.                                          198,600         2,367,225
                                                                   -------------
                                                                       2,388,917
MISCELLANEOUS FINANCE 0.2%
Canaccord Capital, Inc.                                123,941         1,976,849
Dundee Corp., Class A *                                 16,800           710,955
Dundee Wealth Management, Inc.                         135,290         1,596,356
                                                                   -------------
                                                                       4,284,160
OIL & COAL RESOURCES 0.0%
Canetic Resources Trust                                 59,040           832,327

OIL DRILLING & SERVICES 0.3%
Compton Petroleum Corp. *                               16,700           152,515
Flint Energy Services Ltd. *                            22,740           580,127
Real Resources, Inc. *                                  89,200         1,277,400
Trican Well Service Ltd.                               220,400         3,840,439
                                                                   -------------
                                                                       5,850,481
PUBLISHING, BROADCASTING & CINEMA 0.5%
Astral Media, Inc.                                      53,580         1,834,626
CanWest Global Communications Corp. *                  132,219         1,252,858
Torstar Corp., Class B                                  44,776           752,954
Transcontinental, Inc., Class A                        217,200         3,879,669
                                                                   -------------
                                                                       7,720,107
REAL ESTATE DEVELOPMENT 0.0%
BPO Properties Ltd.                                      3,129           187,608

REAL ESTATE INVESTMENT TRUSTS 0.1%
Canadian Real Estate Investment Trust                   46,590         1,257,289

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)
RETAIL 0.3%
Alimentation Couche-Tard, Inc., Class B                 12,200           265,206
Empire Co., Ltd., Class A                               22,500           797,046
Sobeys, Inc.                                            92,613         3,252,951
                                                                   -------------
                                                                       4,315,203
SOAPS & COSMETICS 0.1%
CCL Industries, Inc., Class B                           62,500         1,520,495

SOFTWARE 0.2%
CGI Group, Inc. *                                        3,600            25,098
Open Text Corp. *                                      148,200         3,039,870
                                                                   -------------
                                                                       3,064,968
                                                                   -------------
                                                                     100,287,517
DENMARK 1.0%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.1%
Danisco A/S                                             12,400         1,053,760
Harboes Bryggeri A/S                                       315            12,786
Hedegaard A/S                                              943            95,587
                                                                   -------------
                                                                       1,162,133
BANKS & CREDIT INSTITUTIONS 0.3%
Ostjydsk Bank A/S                                          982           199,647
Sydbank A/S                                            106,200         5,065,975
                                                                   -------------
                                                                       5,265,622
BEER, LIQUOR, & TOBACCO 0.4%
Carlsberg A/S (a)                                       62,697         6,208,572

CONSTRUCTION & HOMEBUILDING 0.0%
Ove Arkil Holding A/S                                      899           147,966

FINANCIAL INVESTMENTS 0.0%
SmallCap Danmark A/S                                    13,872           242,725

FOREST PRODUCTS & PAPER 0.0%
Brodrene Hartmann A/S                                    4,029           161,624
ITH Industri Invest A/S                                    245             9,889
                                                                   -------------
                                                                         171,513
INFORMATION & SERVICES 0.0%
PER Aarsleff A/S, Class B                                7,416           663,798

IT HARDWARE 0.1%
Thrane & Thrane A/S                                     17,969           996,375

LAND & WATER TRANSPORTATION 0.1%
DFDS A/S                                                 6,009           723,076

METAL PRODUCTS & MACHINERY 0.0%
GPV Industri A/S                                         4,000           253,742

PUBLISHING, BROADCASTING & CINEMA 0.0%
SKAKO Industries A/S                                     4,500           262,888

REAL ESTATE DEVELOPMENT 0.0%
Keops A/S (a)*                                         170,044           611,232

WHOLESALE 0.0%
Sanistaal A/S, Class B                                   4,394           668,059
                                                                   -------------
                                                                      17,377,701
FINLAND 1.7%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.0%
Lannen Tehtaat Oyi                                      13,978           448,498
Raisio plc, Class K                                      4,368            10,379
                                                                   -------------
                                                                         458,877
AIRLINES 0.2%
Finnair Oyj                                            224,000         3,662,240

BASIC MINERALS & METALS 0.7%
Outokumpu Oyj (a)                                      108,752         4,239,513
Rautaruukki Oyj (a)                                    202,499         8,020,950
                                                                   -------------
                                                                      12,260,463
CHEMICALS & RUBBER 0.4%
Kemira Oyj                                             266,797         5,987,779

FINANCIAL INVESTMENTS 0.0%
Norvestia Oyj, Class B                                  33,814           413,771

FOREST PRODUCTS & PAPER 0.2%
Huhtamaki Oyj (a)                                      138,554         2,713,560

INSTRUMENTS 0.0%
Larox Oyj                                               28,589           338,956

IT HARDWARE 0.0%
Elcoteq Network Corp., Class A                           1,894            24,424
Okmetic Oyj *                                           60,000           291,687
                                                                   -------------
                                                                         316,111
MISCELLANEOUS FINANCE 0.0%
Neomarkka Oyj                                           21,000           214,718

REAL ESTATE DEVELOPMENT 0.2%
Sponda Oyj                                             148,831         2,357,572

SOFTWARE 0.0%
SysOpen Digia Oyi                                        1,530             6,898

WHOLESALE 0.0%
Orion Oyj (a)*                                          10,576           229,522
                                                                   -------------
                                                                      28,960,467
FRANCE 8.6%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.1%
Bongrain S.A.                                            4,174           413,607
Evialis                                                  8,700           393,142
Provimi S.A.                                             4,880           209,067
Rougier S.A.                                               883           151,528
Sucriere de Pithiviers Le Vieil                            306           298,294
                                                                   -------------
                                                                       1,465,638
AIRLINES 0.7%
Air France-KLM (a)                                     273,000        11,460,540

AUTOS 0.9%
Plastic Omnium S.A.                                      6,932           310,633
PSA Peugeot Citroen (a)                                169,930        11,251,064
Societe Fonciere, Financiere et de
   Participations (FFP)                                 19,440         4,823,881
                                                                   -------------
                                                                      16,385,578

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)
BANKS & CREDIT INSTITUTIONS 0.0%
Caisse Regionale du Credit Agricole Mutuel Loire
   Haute-Loire                                             815            66,702

CHEMICALS & RUBBER 1.5%
Compagnie Generale des Etablissements Michelin,
   Class B (a)                                         204,000        19,486,739
Eramet                                                  40,739         6,513,804
Societe Anonyme d'Explosifs et de Produits
   Chimiques                                               572           298,024
                                                                   -------------
                                                                      26,298,567
COMMUNICATIONS UTILITIES 0.2%
Avenir Telecom *                                        14,017            50,636
Publicis Groupe (a)                                     74,400         3,133,992
                                                                   -------------
                                                                       3,184,628
CONSTRUCTION MATERIALS 0.2%
Ciments Francais S.A.                                   15,923         3,049,345

CONSUMER DURABLES 0.0%
Bacou-Dalloz                                             3,978           531,981

DRUGS & PHARMACEUTICALS 0.0%
Boiron S.A.                                              3,084            74,367

FINANCIAL INVESTMENTS 0.1%
Altamir et Compagnie                                     1,148           270,365
IDI                                                      1,727            77,511
Societe Alsacienne et Lorraine de Valeurs
   d'Entreprises et de Participations                    4,000           528,144
                                                                   -------------
                                                                         876,020
GOVERNMENT AIRCRAFT & DEFENSE 0.3%
Beneteau                                                40,016         4,347,715
Societe Industrielle D'Aviations Latecoere S.A.          8,339           261,988
Thales S.A. (a)                                         26,800         1,333,808
                                                                   -------------
                                                                       5,943,511
INFORMATION & SERVICES 0.1%
A Novo *                                               102,365           106,380
Compagnie Generale de Geophysique S.A. (a)*                865           186,713
Ginger *                                                 8,835           200,947
Groupe Crit                                              6,973           299,522
Groupe Diffusion Plus                                       85             3,512
Tessi S.A.                                               3,864           245,794
                                                                   -------------
                                                                       1,042,868
INSURANCE 0.6%
CNP Assurances (a)                                      88,100         9,808,236

IT HARDWARE 0.1%
Radiall S.A.                                             3,454           447,677
Wavecom S.A. *                                          53,383           775,692
                                                                   -------------
                                                                       1,223,369
LAND & WATER TRANSPORTATION 0.1%
Geodis S.A.                                              2,222           456,105
Touax                                                   13,000           430,415
                                                                   -------------
                                                                         886,520
METAL PRODUCTS & MACHINERY 0.4%
Constructions Industrielles dela Mediterranee
   S.A.                                                  1,056           158,923
Gevelot                                                  3,516           266,874
Securidev S.A.                                             356             9,164
Valeo S.A. (a)                                         155,202         6,447,617
                                                                   -------------
                                                                       6,882,578
MISCELLANEOUS FINANCE 1.0%
ABC Arbitrage                                            8,652            41,344
Natixis                                                583,542        16,346,857
Viel et Compagnie                                       72,979           457,596
                                                                   -------------
                                                                      16,845,797
REAL ESTATE DEVELOPMENT 0.3%
Compagnie Industrielle et Financiere
   d' Entreprises                                          598           137,354
Icade Fonciere des Pimonts S.A.                             40             6,509
Nexity                                                  71,360         5,159,442
                                                                   -------------
                                                                       5,303,305
RESTAURANTS, HOTELS & THEATERS 0.7%
Club Mediterranee S.A. *                                   225            12,100
Compagnie des Alpes                                      2,065           189,450
Groupe Flo *                                            44,837           549,893
Pierre & Vacances                                        3,129           383,542
Sodexho Alliance S.A. (a)                              185,200        11,600,619
                                                                   -------------
                                                                      12,735,604
RETAIL 0.0%
Nissan France S.A. *                                       404           108,260
Vet' Affaires                                            5,009           128,275
                                                                   -------------
                                                                         236,535
SOAPS & COSMETICS 0.0%
Jacques Bogart S.A. (c)                                     16             2,220

SOFTWARE 1.3%
Atos Origin S.A. (a)*                                  135,366         8,004,596
Cap Gemini S.A. (a)                                    208,500        13,044,818
Esi Group *                                             19,800           316,519
GFI Informatique                                        37,935           312,094
Jet Multimedia                                          29,279           536,778
Lectra                                                   5,256            38,328
Prosodie S.A.                                           19,014           583,635
XRT                                                    110,000           253,433
                                                                   -------------
                                                                      23,090,201
WHOLESALE 0.0%
Guillin Emballages                                         181            15,981
L.D.C. S.A. (a)                                          6,820           718,970
                                                                   -------------
                                                                         734,951
                                                                   -------------
                                                                     148,129,061

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)
GERMANY 5.5%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.2%
Frosta AG                                               10,062           209,960
Suedzucker AG (a)                                      165,264         3,987,345
                                                                   -------------
                                                                       4,197,305
AIRLINES 0.2%
Deutsche Lufthansa AG                                  102,412         2,806,062

AUTOS 0.0%
Grammer AG                                               3,054           103,855

BASIC MINERALS & METALS 0.2%
Euromicron AG                                            1,897            52,927
Norddeutsche Affinerie AG (a)                          108,050         3,010,947
                                                                   -------------
                                                                       3,063,874
BEER, LIQUOR, & TOBACCO 0.0%
Sektkellerei Schloss Wachenheim AG                      26,488           401,094

CELLULAR & WIRELESS 0.1%
Drillisch AG                                           108,870           833,876
Funkwerk AG                                             11,532           233,454
                                                                   -------------
                                                                       1,067,330
CHEMICALS & RUBBER 0.6%
Lanxess *                                              179,930        10,050,094

COMMUNICATIONS UTILITIES 0.0%
Mobilcom AG (a)*                                         7,802           227,204

CONSTRUCTION MATERIALS 0.0%
Augusta Technologie AG *                                13,405           214,467

DRUGS & PHARMACEUTICALS 0.0%
Merck KGaA                                               4,995           517,141

FURNITURE & HOUSEHOLD ITEMS 0.0%
Epcos AG (a)*                                           33,000           656,942

GOVERNMENT AIRCRAFT & DEFENSE 0.4%
Rheinmetall AG (a)                                      85,000         6,432,597

HEALTH CARE & HOSPITAL 0.0%
Maternus-Kliniken AG *                                  29,258            46,346

INFORMATION & SERVICES 0.0%
D. Logistics AG (a)*                                   114,503           288,637
Ruecker AG                                              28,950           238,727
                                                                   -------------
                                                                         527,364
INSTRUMENTS 0.6%
Fresenius AG (a)                                        51,200        10,217,383
Wavelight AG *                                           3,012            23,664
                                                                   -------------
                                                                      10,241,047
INSURANCE 0.1%
Wuerttembergische Lebensversicherung AG                 32,600         1,566,424

IT HARDWARE 0.9%
ADCapital AG                                               498             6,970
Elmos Semiconductor AG *                                 1,940            19,374
Infineon Technologies AG *                           1,124,000        15,772,144
                                                                   -------------
                                                                      15,798,488
METAL PRODUCTS & MACHINERY 0.9%
Duerr AG *                                              53,317         1,471,740
Gesco AG                                                 8,232           439,647
Gildemeister AG (a)                                    170,000         2,145,106
Salzgitter AG                                           83,500        10,817,896
                                                                   -------------
                                                                      14,874,389
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.4%
Heidelberger Druckmaschinen AG                         150,600         7,102,620
Koenig & Bauer AG                                        9,040           352,747
                                                                   -------------
                                                                       7,455,367

RESTAURANTS, HOTELS & THEATERS 0.0%
IFA Hotel & Touristik AG *                              25,000           290,741

RETAIL 0.2%
Hornback Baumarkt Aktiengesellschaft                    37,600         1,967,460
KarstadtQuelle AG (a)*                                  38,549         1,110,796
                                                                   -------------
                                                                       3,078,256
SOFTWARE 0.1%
Allgeier Holding AG *                                    3,352            53,587
Bechtle AG                                               4,758           120,501
Brain Force Holding AG                                   4,740            19,147
ComBOTS AG *                                             5,459            70,083
Computerlinks AG                                        15,024           289,549
Mensch + Maschine                                        7,903            50,762
PC- Ware AG                                             12,805           276,368
REALTECH AG                                              8,949           105,728
                                                                   -------------
                                                                         985,725
WHOLESALE 0.6%
GEA Group AG                                           403,413         9,059,919
Herlitz AG *                                            20,537            93,211
INTERSEROH AG                                           35,017         1,364,069
KAP Beteiligungs AG                                        412            14,195
WMF-Wuerttemebgische Metallwarenfabrik AG                3,149           105,820
                                                                   -------------
                                                                      10,637,214
                                                                   -------------
                                                                      95,239,326
GREECE 0.4%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.0%
Nirefs Aquaculture S.A.                                106,439           551,565

BANKS & CREDIT INSTITUTIONS 0.2%
Bank of Greece                                          26,314         3,358,302

COMMUNICATIONS UTILITIES 0.1%
Hellenic Telecommunications Organization S.A.
   (OTE) *                                              49,110         1,469,230

RESTAURANTS, HOTELS & THEATERS 0.1%
OPAP S.A.                                               42,106         1,626,032
                                                                   -------------
                                                                       7,005,129

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)
HONG KONG 2.0%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS 0.1%
Asia Financial Holdings Ltd.                         1,008,000           406,622
Fubon Bank (Hong Kong) Ltd.                            998,000           455,805
Liu Chong Hing Bank Ltd.                               285,000           633,790
Public Financial Holdings Ltd.                         152,000           120,236
Wing Lung Bank Ltd.                                     93,800           982,235
                                                                   -------------
                                                                       2,598,688
BASIC MINERALS & METALS 0.0%
China Oriental Group Co., Ltd.                          25,000             5,785
Jiangxi Copper Co., Ltd.                                18,000            18,295
                                                                   -------------
                                                                          24,080
CELLULAR & WIRELESS 0.0%
SmarTone Telecommunications Holdings Ltd.              186,500           193,216

CONSUMER DURABLES 0.0%
Alco Holdings Ltd.                                      76,000            32,844

DRUGS & PHARMACEUTICALS 0.1%
Shanghai Industrial Holdings Ltd.                      662,000         1,407,070

FINANCIAL INVESTMENTS 0.0%
Asia Satellite Telecommunications Holdings Ltd.         46,498            83,825
Peregrine Investment Holdings Ltd. (b)(c)               84,000                --
                                                                   -------------
                                                                          83,825
FURNITURE & HOUSEHOLD ITEMS 0.1%
Chow Sang Sang Holdings International Ltd.              28,000            15,786
EganaGoldpfeil (Holdings) Ltd.                       2,096,000         1,181,717
                                                                   -------------
                                                                       1,197,503
INFORMATION & SERVICES 0.0%
USI Holdings Ltd.                                      292,727           166,276
Wai Kee Holdings Ltd.                                   96,000            33,815
                                                                   -------------
                                                                         200,091
IT HARDWARE 0.2%
Moulin Global Eyecare Holdings Ltd. (b)(c)*            268,000                --
Truly International Holdings Ltd.                      718,760           636,767
Vtech Holdings Ltd.                                    361,000         2,223,479
                                                                   -------------
                                                                       2,860,246
LAND & WATER TRANSPORTATION 0.2%
GZI Transportation Ltd.                                614,000           307,856
Jinhui Holdings Ltd. *                                 939,000           282,075
Sichuan Expressway Co., Ltd.                         4,444,146           850,012
Sinotrans Ltd.                                          16,000             5,762
Transport International Holdings Ltd.                  403,600         2,198,049
                                                                   -------------
                                                                       3,643,754
METAL PRODUCTS & MACHINERY 0.1%
Harbin Power Equipment Co., Ltd.                     1,328,000         1,518,911

MISCELLANEOUS FINANCE 0.2%
Allied Properties (H.K.) Ltd.                          404,000           480,469
COL Capital Ltd.                                       480,000           203,286
Guoco Group Ltd.                                       252,000         3,110,191
Hongkong Chinese Ltd.                                  180,000            24,050
                                                                   -------------
                                                                       3,817,996
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.0%
Proview International Holdings Ltd.                  1,908,000           196,090

PUBLISHING, BROADCASTING & CINEMA 0.1%
eSun Holdings Ltd. *                                 1,710,000         1,781,204
Next Media Ltd.                                      1,088,000           405,641
                                                                   -------------
                                                                       2,186,845
REAL ESTATE DEVELOPMENT 0.6%
Allied Group Ltd.                                      185,600           499,966
Associated International Hotels Ltd. *                   4,000             4,685
Chevalier International Holdings Ltd.                  356,000           359,887
China Motor Bus Co., Ltd.                                4,000            29,273
Coastal Greenland Ltd.                               1,268,000           205,229
Goldlion Holdings Ltd.                                 300,000            52,762
Hong Kong Ferry (Holdings) Co., Ltd.                   294,280           317,478
Hopewell Holdings Ltd.                                  21,000            73,512
Hopson Development Holdings Ltd.                       948,000         2,679,692
Keck Seng Investments                                  340,000           113,649
Kerry Properties Ltd.                                  590,000         2,758,057
Lippo Ltd.                                              21,000             7,020
Pacific Century Premium Developments Ltd.              233,000            66,005
Tai Cheung Holdings Ltd.                             1,423,520           824,109
Wheelock Properties Ltd.                             1,364,000         1,257,953
Wing On Co. International Ltd.                         256,500           398,000
                                                                   -------------
                                                                       9,647,277
RESTAURANTS, HOTELS & THEATERS 0.1%
Harbour Centre Development Ltd.                        180,000           291,515
Hongkong & Shanghai Hotels Ltd.                        952,192         1,605,956
                                                                   -------------
                                                                       1,897,471
SOFTWARE 0.0%
SUNeVision Holdings Ltd.                             1,050,280           144,479

TEXTILES & APPAREL 0.1%
Weiqiao Textile Co., Ltd.                              927,000         1,248,836

WHOLESALE 0.1%
Champion Technology Holdings Ltd.                    4,363,582           734,035
Huabao International Holdings Ltd.                   1,625,000           881,619
Tan Chong International Ltd.                         1,236,000           281,259
                                                                   -------------
                                                                       1,896,913
                                                                   -------------
                                                                      34,796,135

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)
IRELAND 0.8%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.4%
Kerry Group plc                                        306,263         7,579,739

IT HARDWARE 0.0%
Vislink plc                                            263,135           522,947

LAND & WATER TRANSPORTATION 0.1%
Irish Continental Group plc *                           60,000         1,104,178

OIL & COAL RESOURCES 0.1%
Dragon Oil plc *                                       461,780         1,548,315

PUBLISHING, BROADCASTING & CINEMA 0.2%
Independent News & Media plc                           829,444         3,283,102

SOFTWARE 0.0%
Iona Technologies plc *                                 29,976           149,566
                                                                   -------------
                                                                      14,187,847
ITALY 5.5%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.0%
Centrale del Latte di Torino & C S.p.A.                  9,679            56,455
La Doria S.p.A.                                        107,874           337,102
                                                                   -------------
                                                                         393,557
BANKS & CREDIT INSTITUTIONS 0.9%
Banche Popolari Unite Scpa                             541,800        14,860,480
Meliorbanca S.p.A.                                      28,174           140,270
                                                                   -------------
                                                                      15,000,750
BASIC MINERALS & METALS 0.1%
KME Group *                                          1,191,104           893,076

CHEMICALS & RUBBER 0.4%
Montefibre S.p.A. *                                    431,574           274,880
Pirelli & C. S.p.A. (a)                              6,856,930         6,817,429
                                                                   -------------
                                                                       7,092,309
CONSTRUCTION & HOMEBUILDING 0.1%
Vianini Lavori S.p.A.                                  134,442         1,683,463

CONSTRUCTION MATERIALS 1.0%
Buzzi Unicem S.p.A. (a)                                 99,221         2,814,782
Caltagirone S.p.A.                                     113,583         1,187,307
Italcementi S.p.A. (a)                                 267,899         7,539,998
Italmobiliare S.p.A.                                    50,802         5,427,138
                                                                   -------------
                                                                      16,969,225
ELECTRIC UTILITIES 0.6%
ACEA S.p.A. (a)                                        169,809         3,252,302
C.I.R. S.p.A. - Compagnie Industriali Riunite (a)    1,620,000         5,364,262
Cofide S.p.A. - Compagnia Finanziaria de
   Benedetti                                           689,257         1,002,199
                                                                   -------------
                                                                       9,618,763
FINANCIAL INVESTMENTS 0.0%
Mondo TV S.p.A. *                                       11,073           318,650

FOREST PRODUCTS & PAPER 0.6%
IFIL- Investments S.p.A. (a)                         1,218,748         9,957,586

FURNITURE & HOUSEHOLD ITEMS 0.0%
Targetti Sankey S.p.A.                                  61,225           452,516

GAS & OTHER PUBLIC UTILITIES 0.2%
Acegas-APS S.p.A.                                       61,646           692,425
ACSM Como S.p.A                                         47,000           153,798
Iride S.p.A.                                           557,608         1,814,605
                                                                   -------------
                                                                       2,660,828
GOVERNMENT AIRCRAFT & DEFENSE 0.5%
Finmeccanica S.p.A. (a)                                344,800         9,322,861

INFORMATION & SERVICES 0.1%
Cam Finanziaria S.p.A.                                 784,000         1,487,629
I Grandi Viaggi S.p.A.                                  98,129           346,507
                                                                   -------------
                                                                       1,834,136
INSTRUMENTS 0.0%
El.En. S.p.A.                                            6,525           239,698
Gefran S.p.A.                                           52,276           331,221
                                                                   -------------
                                                                         570,919
INSURANCE 0.0%
Ergo Previdenza S.p.A.                                   7,640            50,607

LAND & WATER TRANSPORTATION 0.0%
Autostrade Meridionali S.p.A.                              216             9,125
Navigazione Montanari S.p.A.                             2,161            10,827
                                                                   -------------
                                                                          19,952
METAL PRODUCTS & MACHINERY 0.2%
Biesse S.p.A.                                           66,578         1,356,183
Danieli S.p.A. - Officine Meccanishe Danieli &
   C. (a)                                              143,186         2,816,612
                                                                   -------------
                                                                       4,172,795
MISCELLANEOUS FINANCE 0.1%
Mittel S.p.A.                                          103,248           769,392

PUBLISHING, BROADCASTING & CINEMA 0.1%
Mondadori (Arnoldo) Editore S.p.A.                       4,007            41,839
Monrif S.p.A.                                          265,523           451,098
Telecom Italia Media S.p.A. (a)                      1,024,928           487,152
                                                                   -------------
                                                                         980,089
REAL ESTATE DEVELOPMENT 0.4%
Aedes S.p.A.                                            61,197           495,525
Beni Stabili S.p.A. (a)                              3,990,973         6,367,259
IPI S.p.A.                                               9,935           103,297
Vittoria Assicurazioni S.p.A.                            4,787            77,003
                                                                   -------------
                                                                       7,043,084
RETAIL 0.1%
Gruppo Coin S.p.A. *                                   383,923         2,204,570

SOAPS & COSMETICS 0.0%
Mirato S.p.A.                                           32,755           375,691

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)
SOFTWARE 0.1%
Banco di Sardegna S.p.A.                                 1,532            38,391
Digital Bros S.p.A.                                      6,281            32,709
Engineering Ingegneria Informatica S.p.A.               29,038         1,286,579
                                                                   -------------
                                                                       1,357,679
TEXTILES & APPAREL 0.0%
Stefanel S.p.A.                                         42,321           169,781

WHOLESALE 0.0%
Boero Bartolomeo S.p.A.                                 14,261           300,545
                                                                   -------------
                                                                      94,212,824
JAPAN 17.6%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.7%
Coca-Cola West Holdings Co., Ltd.                           10               232
Coca-Cola Central Japan Co., Ltd. (a)                      262         2,039,317
DyDo Drinco, Inc.                                       46,600         1,947,039
Fuji Oil Co., Ltd.                                      60,200           520,414
Mikuni Coca-Cola Bottling Co., Ltd. (a)                110,500         1,068,301
Morinaga & Co., Ltd. (a)                               862,000         2,072,076
Morinaga Milk Industry Co., Ltd.                        47,000           187,441
Nichiwa Sangyo Co., Ltd.                                17,000            61,186
Nippon Flour Mills Co., Ltd.                           340,000         1,402,230
Nisshin Seifun Group, Inc.                             241,500         2,492,230
QP Corp.                                                 1,000             8,650
Tokatsu Foods Co., Ltd.                                 32,000           156,366
Yonekyu Corp.                                           17,000           160,125
                                                                   -------------
                                                                      12,115,607
AUTOS 1.2%
Aichi Machine Industry Co., Ltd. (a)                   331,000           817,590
Daido Metal Co., Ltd. (a)                               86,000           570,864
Fuji Heavy Industries Ltd. (a)                         523,000         2,684,766
Futaba Industrial Co., Ltd. (a)                        123,200         3,011,484
HI-LEX Corp.                                            26,700           459,235
Hino Motors Ltd. (a)                                   152,000           779,550
Kanto Auto Works Ltd.                                  188,300         2,432,471
Kyokuto Kaihatsu Kogyo Co., Ltd.                        52,300           403,025
Mitsuba Corp.                                          129,000         1,014,678
Nissan Diesel Motor Co., Ltd. (a)                      541,000         1,807,575
Nissan Shatai Co., Ltd.                                182,000           926,895
Pacific Industrial Co., Ltd.                            40,000           255,655
Press Kogyo Co., Ltd.                                  141,000           697,360
Topre Corp.                                             91,500           898,273
Topy Industries Ltd.                                   683,000         2,849,882
Unipres Corp.                                          117,800           922,642
Yorozu Corp.                                             5,600            70,899
                                                                   -------------
                                                                      20,602,844
BANKS & CREDIT INSTITUTIONS 1.1%
Aichi Bank Ltd.                                         22,300         2,503,009
Akita Bank Ltd.                                        250,000         1,212,922
Daishi Bank Ltd.                                       562,000         2,215,791
Higo Bank Ltd.                                          38,000           255,095
Hyakugo Bank Ltd.                                      370,000         2,324,671
Kita-Nippon Bank Ltd.                                   11,600           522,652
Kyushu-Shinwa Holdings, Inc. (a)*                      711,000           708,863
Miyazaki Bank Ltd.                                     107,000           527,228
Orient Corp. (a)                                       291,000           542,985
San-in Godo Bank Ltd.                                   46,000           427,680
Sanyo Shinpan Finance Co., Ltd. (a)                      1,430            35,548
Shiga Bank Ltd.                                        251,000         1,556,688
Shinki Co., Ltd.                                       231,400           762,495
Taiko Bank Ltd.                                        153,000           411,590
The Bank of Iwate Ltd.                                  14,000           782,718
The Chukyo Bank Ltd.                                    89,000           261,978
The Eighteenth Bank Ltd.                                50,000           247,580
The Kumamoto Family Bank Ltd.                           48,000            75,181
The Mie Bank Ltd. (a)                                  322,000         1,648,228
Toho Bank Ltd.                                         344,000         1,430,842
Tomato Bank Ltd.                                        74,000           153,459
Yamagata Bank Ltd.                                     128,000           664,372
                                                                   -------------
                                                                      19,271,575
BASIC MINERALS & METALS 2.6%
Ahresty Corp.                                           49,300         1,505,364
Asahi Industries Co., Ltd.                                 205           487,733
Chubu Steel Plate Co., Ltd.                            106,500         1,229,546
Dowa Holdings, Co., Ltd.                               391,000         3,349,359
Fujikura Ltd.                                          303,000         2,663,668
Godo Steel Ltd. (a)                                    454,000         2,543,211
Hitachi Cable Ltd. (a)                                 411,000         2,307,705
Kurimoto Ltd. (a)                                       17,000            42,620
Mitsui Mining & Smelting Co., Ltd.                     446,000         2,233,755
Nakayama Steel Works Ltd.                              454,000         1,698,890
Nichia Steel Works Ltd.                                154,000           573,393
Nippon Light Metal Co., Ltd. (a)                     1,179,000         3,021,571
Nisshin Steel Co., Ltd. (a)                          1,216,000         4,509,124
Osaka Steel Co., Ltd. (a)                              128,200         2,471,782
Ryobi Ltd.                                              18,000           155,087
Sanyo Special Steel Co., Ltd. (a)                      426,000         2,881,190
Showa Electric Wire & Cable Co., Ltd.                  348,000           466,351
Sumitomo Pipe & Tube Co., Ltd.                          98,000           555,353
Sumitomo Titanium Corp.                                    100            11,163
The Furukawa Electric Co., Ltd.                         54,000           338,627
Tokyo Steel Manufacturing Co., Ltd. (a)                195,400         3,046,622
Tokyo Tekko Co Ltd                                     174,000         1,507,022
Toyo Kohan Co., Ltd.                                   127,000           441,412
Yamato Kogyo Co., Ltd.                                 139,900         3,522,197
Yodogawa Steel Works Ltd.                              460,000         2,557,827
                                                                   -------------
                                                                      44,120,572
BEER, LIQUOR, & TOBACCO 0.2%
Asahi Breweries Ltd. (a)                               232,400         3,713,757
Mercian Corp. (a)                                        2,811             8,227
Oenon Holdings, Inc. (a)                                63,000           207,769
                                                                   -------------
                                                                       3,929,753
CHEMICALS & RUBBER 0.8%
Adeka Corp.                                            185,500         1,932,272

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)
Arakawa Chemical Industries Ltd.                        18,200           214,314
Atomix Co., Ltd.                                         3,000             9,705
Daicel Chemical Industries Ltd. (a)                     94,000           663,431
Dainippon Ink & Chemicals, Inc.                        617,000         2,404,954
Kureha Chemical Industry Co., Ltd.                     409,000         1,878,200
Nippon Shokubai Co., Ltd.                                5,000            53,223
Sakai Chemical Industry Co., Ltd.                      183,000           968,872
SOFT99 Corp.                                            21,000           178,211
Sunstar, Inc.                                           39,000           177,151
Teijin Ltd.                                            454,000         2,795,193
Tokyo Ohka Kogyo Co., Ltd.                             108,300         3,016,379
Toyo Tire & Rubber Co., Ltd.                             1,000             4,845
                                                                   -------------
                                                                      14,296,750
COMMERCIAL AIRCRAFT & COMPONENTS 0.1%
Jalux., Inc.                                             2,600            49,471
Sumitomo Precision Products Co., Ltd.                  157,000           818,531
                                                                   -------------
                                                                         868,002
COMMUNICATIONS UTILITIES 0.2%
eAccess Ltd. (a)                                         4,586         2,582,084
JSAT Corp.                                                 244           583,067
                                                                   -------------
                                                                       3,165,151
CONSTRUCTION & HOMEBUILDING 0.5%
Asanuma Corp.                                           39,000            60,362
C-Cube Corp.                                            53,000           198,654
Daiichi Kensetu Corp.                                   24,000           153,461
Daiwa House Industry Co., Ltd.                             364             6,308
Hazama Corp. (a)                                         1,100             1,382
Koatsu Kogyo Co., Ltd.                                  13,000            40,079
Kodensha Co., Ltd.                                      22,000            70,443
Maeda Corp. (a)                                         75,000           284,046
Nippo Corp.                                             18,000           133,126
Nippon Dentsu Co., Ltd.                                 25,000            88,693
Nippon Road Co., Ltd.                                  331,000           603,981
Nishimatsu Construction Co., Ltd. (a)                  743,000         2,450,188
Ohmoto Gumi Co., Ltd.                                   13,000            76,322
Oki Wintech Co., Ltd.                                   28,000           127,682
PanaHome Corp.                                         327,000         2,285,982
Sanyo Engineering & Construction, Inc.                  11,000            55,729
Seibu Electric Industry Co., Ltd.                       61,000           316,542
Taisei Oncho Co., Ltd.                                  45,000           153,719
Taisei Rotec Corp.                                     191,000           362,560
Techno Ryowa Ltd.                                        2,300            13,526
Tsuchiya Home Co., Ltd.                                  5,300            10,686
Wakachiku Construction Co., Ltd. (a)                   298,000           280,125
Yondenko Corp.                                          60,000           301,508
Yurtec Corp.                                            43,000           212,449
Zenitaka Corp.                                          57,000           133,808
                                                                   -------------
                                                                       8,421,361
CONSTRUCTION MATERIALS 0.3%
Maeda Road Construction Co., Ltd.                      152,000         1,099,983
Mitani Sekisan Co., Ltd.                                 1,300             8,066
Nihon Yamamura Glaaa Co., Ltd.                         378,000         1,023,200
Sankyo Rikagaku Co., Ltd.                                4,000            40,488
Sumitomo Osaka Cement Co., Ltd.                        227,000           742,070
Taiheiyo Cement Corp. (a)                              594,000         2,326,319
                                                                   -------------
                                                                       5,240,126
CONSUMER DURABLES 0.0%
Zojirushi Corp.                                          2,000            17,627

DRUGS & PHARMACEUTICALS 0.5%
Cawachi Ltd. (a)                                        69,700         1,902,311
Kaken Pharmaceutical Co., Ltd.                         324,000         2,526,877
Mochida Pharmaceutical Co., Ltd.                        56,000           478,576
Nippon Shinyaku Co., Ltd.                              174,000         1,469,300
Nissui Pharmaceutical Co., Ltd.                          5,000            41,307
Seikagaku Corp. (a)                                     45,900           462,436
Sumitomo Seika Chemicals Co., Ltd.                     116,000           657,902
Torii Pharmaceutical Co., Ltd.                          91,600         1,421,674
                                                                   -------------
                                                                       8,960,383
ELECTRIC UTILITIES 0.0%
The Okinawa Electric Power Co., Inc.                       100             6,156

FINANCIAL INVESTMENTS 0.2%
Gecoss Corp. (a)                                        42,500           253,320
Hitachi Capital Corp.                                   94,500         1,800,778
Ricoh Leasing Co., Ltd.                                    100             2,592
Sankyo Frontier Co., Ltd.                               39,000           126,031
Sanyo Electric Credit Co., Ltd. (a)*                    35,300           525,408
                                                                   -------------
                                                                       2,708,129
FOREST PRODUCTS & PAPER 0.0%
Daio Paper Corp. (a)                                    96,000           759,603
Nihon Decoluxe Co., Ltd.                                 2,000            12,436
                                                                   -------------
                                                                         772,039
FURNITURE & HOUSEHOLD ITEMS 0.5%
Citizen Watch Co., Ltd. (a)                            255,700         1,951,733
Hodogaya Chemical Co., Ltd.                            191,000           603,065
Mitsubishi Plastics, Inc.                              194,000           552,295
Paramount Bed Co., Ltd. (a)                             41,500           701,115
Roland Corp.                                            62,700         1,410,295
Sumitomo Bakelite Co., Ltd.                            324,000         2,237,690
Tachikawa Corp.                                         60,600           382,231
Toso Co., Ltd.                                          21,000            64,298
                                                                   -------------
                                                                       7,902,722
GAS & OTHER PUBLIC UTILITIES 0.0%
Keiyo Gas Co., Ltd.                                     48,000           234,221
Otaki Gas Co., Ltd.                                     19,000            99,991
                                                                   -------------
                                                                         334,212
GOVERNMENT AIRCRAFT & DEFENSE 0.2%
Mitsui Engineering & Shipbuilding Co., Ltd. (a)      1,037,000         3,368,480

INFORMATION & SERVICES 0.4%
Autobacs Seven Co., Ltd. (a)                            24,400           891,228
BML, Inc.                                                8,800           182,787

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)
Chodai Co., Ltd.                                        20,500            79,028
CTI Engineering Co., Ltd.                               49,500           320,389
Eight Consultants Co., Ltd.                                  9            26,470
Eikoh, Inc.                                             52,000           231,472
Ichishin Co., Ltd.                                      22,500            89,062
Itohchu Enex Co., Ltd.                                  97,900           664,976
Johnan Academic Preparatory Institute, Inc.             24,000            64,240
Keiiyu Co., Ltd.                                        40,800           279,327
NEC Networks & System Integration Corp.                106,800         1,268,212
Nippon Koei Co., Ltd.                                  280,000           755,779
Original Engineering Consultants Co., Ltd.              13,000            46,035
Secom Joshinetsu Co., Ltd.                              12,000           276,618
TKC Corp.                                               95,000         1,629,518
Wesco, Inc.                                             55,400           210,597
                                                                   -------------
                                                                       7,015,738
INSTRUMENTS 0.2%
Furuno Electric Co., Ltd                                 3,000            31,208
Hitachi Medical Corp. (a)                              102,000         1,055,497
Nipro Corp.                                            128,000         2,341,694
Shimadzu Corp. (a)                                      13,000           114,383
                                                                   -------------
                                                                       3,542,782
INSURANCE 0.1%
The Fuji Fire & Marine Insurance Co., Ltd.             351,000         1,306,922

IT HARDWARE 1.1%
Alps Electric Co., Ltd. (a)                            183,400         1,987,817
Brother Industries Ltd. (a)                            250,000         3,381,540
Dainippon Screen Mfg. Co., Ltd. (a)                    360,000         3,228,607
Enplas Corp. (a)                                         9,000           144,838
Futaba Corp. (a)                                        48,600         1,135,582
Hitachi Kokusai Electric, Inc.                          14,000           174,712
Japan Aviation Electronics Industry Ltd.                 2,000            28,265
Nippon Antenna Co., Ltd.                                19,000           136,644
Sanyo Electric Co., Ltd. (a)*                          460,000           582,719
Shindengen Electric Manufacturing Co., Ltd.            289,000         1,330,299
Shinkawa Ltd. (a)                                       71,100         1,507,673
Tamura Corp.                                           288,000         1,249,171
Teikoku Tsushin Kogyo Co., Ltd                           4,000            19,082
Toshiba Tec Corp.                                      626,000         3,213,897
                                                                   -------------
                                                                      18,120,846
LAND & WATER TRANSPORTATION 0.6%
Fukuyama Transporting Co., Ltd.                        107,000           405,180
Isewan Terminal Service Co., Ltd.                       75,000           463,511
K.R.S. Corp.                                             7,000            92,865
Kawanishi Warehouse Co., Ltd.                            5,000            43,028
Keisei Electric Railway Co., Ltd. (a)                  457,000         2,595,230
Meiko Trans Co., Ltd.                                   26,000           275,980
Nankai Electric Railway Co., Ltd.                       84,000           289,429
Nippon Konpo Unyu Soko Co., Ltd.                       204,000         2,484,558
Seino Transportation Co., Ltd. (a)                     272,000         2,557,184
Tokyo Kisen Co., Ltd.                                   10,000            61,100
West Japan Railway Co.                                     383         1,634,978
                                                                   -------------
                                                                      10,903,043
METAL PRODUCTS & MACHINERY 1.5%
ABILIT Corp. (a)                                        12,500            63,509
Aida Engineering Ltd. (a)                               13,000            81,314
Asahi Diamond Industrial Co., Ltd. (a)                 122,000           930,292
Bosch Corp.                                            484,000         2,549,406
Corona Corp. (a)                                        49,100           920,937
Ebara Corp. (a)                                        783,000         2,996,713
Fuji Electric Holdings Co., Ltd.                        79,000           427,634
Fuji Machine Manufacturing Co., Ltd.                   153,800         2,967,457
Fujitec Co., Ltd.                                       94,000           717,618
Glory Ltd.                                              10,500           184,230
Hakuto Co., Ltd.                                           300             4,112
Heiwa Corp. (a)                                         86,500         1,093,636
Hokkan Holdings, Ltd.                                   19,000            58,438
Ishikawajima Transportation Machinery Co., Ltd.         16,000            67,762
Kioritz Corp.                                          247,000           716,557
Komori Corp.                                           165,000         3,073,059
Nakano Refrigerators Co., Ltd.                           2,000            25,377
Nippon Thompson Co., Ltd. (a)                          257,000         2,352,870
Nireco Corp.                                               700             6,413
Nissei Plastic Industrial Co., Ltd.                     52,600           348,137
Oiles Corp.                                             15,400           379,711
Piolax Inc.                                              8,800           177,326
Sanso Electric Co., Ltd.                                15,000            71,710
Sekisui Jushi Corp.                                    138,000           996,763
Shibuya Kogyo Co Ltd.                                      100               851
ShinMaywa Industries Ltd.                              378,000         1,883,873
Sinko Kogyo Co., Ltd.                                   88,000           299,648
Sintokogio Ltd.                                        125,500         1,713,530
Tsurumi Manufacturing Co Ltd.                            5,000            51,412
Wakita & Co., Ltd.                                      50,000           390,050
                                                                   -------------
                                                                      25,550,345
MISCELLANEOUS FINANCE 0.5%
Matsui Securities Co., Ltd.                            119,700           908,485
Mito Securities Co., Ltd.                              167,000           709,324
Mitsubishi UFJ Securities Co., Ltd. (a)                 48,000           533,820
Okasan Holdings, Inc. (a)                              109,000           697,123
Osaka Securities Finance Co., Ltd.                      46,800           176,738
Shinsei Bank Ltd.                                      671,000         3,943,996
Takagi Securities Co., Ltd.                             49,000           201,659
Toyo Securities Co., Ltd.                              198,000           789,891
                                                                   -------------
                                                                       7,961,036
OIL DISTRIBUTION 0.0%
Cosmo Oil Co., Ltd.                                    188,000           763,383

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.6%
Eizo Nanao Corp. (a)                                    79,400         2,154,026
Japan Digital Laboratory Co., Ltd.                      35,700           554,100
Konica Minolta Holdings, Inc. (a)*                     326,500         4,607,794
NEC Corp. (a)                                          255,000         1,222,769
Noritsu Koki Co., Ltd. (a)                              62,100         1,149,215
Riso Kagaku Corp.                                       40,900           806,370
Tamron Co., Ltd.                                         8,900           189,377
                                                                   -------------
                                                                      10,683,651
PUBLISHING, BROADCASTING & CINEMA 0.0%
Chubu-Nippon Broadcasting Co., Ltd.                        300             3,266
RKB Mainichi Broadcasting Corp.                         12,000            90,977
                                                                   -------------
                                                                          94,243
REAL ESTATE DEVELOPMENT 0.5%
Airport Facilties Co., Ltd.                            171,000         1,001,485
Aoki Marine Co., Ltd.                                    5,000            15,607
Cosmos Initia Co., Ltd. *                               76,000           386,442
Cowboy Co., Ltd.                                        58,000           119,955
Hankyu Hanshin Holdings, Inc. (a)                        7,000            39,796
Hosoda Corp.                                            55,000           242,882
Japan Airport Terminal Co., Ltd.                       121,600         1,421,055
Keihanshin Real Estate Co., Ltd.                        21,000           133,584
Meiwa Estate Co., Ltd.                                  80,900         1,239,248
Nisshin Fudosan Co., Ltd.                               68,700           949,669
Takara Leben Co., Ltd.                                  60,200           911,088
Towa Real Estate Development Co., Ltd. (a)*            378,000         1,842,299
Yuraku Real Estate Co., Ltd.                            44,000           273,447
                                                                   -------------
                                                                       8,576,557
RESTAURANTS, HOTELS & THEATERS 0.5%
Daisyo Corp.                                            71,900           929,768
Fields Corp.                                               848         1,850,515
Friendly Corp.                                           9,000            39,002
Gourmet Kineya Co., Ltd.                                45,000           350,522
H.I.S. Co., Ltd.                                        95,700         2,339,155
Matsuya Foods Co., Ltd.                                  4,300            57,594
Royal Holdings Co., Ltd. (a)                            91,900         1,208,484
Shidax Corp.                                             1,128         1,097,979
Tokyo Dome Corp.                                        42,000           178,105
                                                                   -------------
                                                                       8,051,124
RETAIL 1.0%
Aichi Toyota Motor Co., Ltd.                            20,000           402,923
Aoki Holdings, Inc.                                     85,600         1,521,278
Aoyama Trading Co., Ltd.                               103,600         3,107,894
Blue Grass Co., Ltd.                                    13,800           196,391
Chiyoda Co., Ltd.                                       22,500           455,287
Daiichikosho Co., Ltd.                                 200,000         2,445,981
Daiwa Co., Ltd.                                         82,000           213,604
Haruyama Trading Co., Ltd.                              21,900           213,344
Heiwado Co., Ltd.                                      119,500         1,982,311
Izumiya Co., Ltd.                                       91,000           649,800
Jeans Mate Corp.                                        24,400           217,764
Kasumi Co Ltd.                                          66,000           372,950
Maxvalu Nishinihon Co., Ltd.                             8,900           115,935
Okuwa Co., Ltd                                         125,000         1,649,991
Poplar Co., Ltd.                                         2,300            19,724
Sanei-International Co., Ltd.                            1,000            29,290
Senshukai Co., Ltd. (a)                                 41,000           417,412
Uny Co., Ltd.                                          251,000         3,272,979
                                                                   -------------
                                                                      17,284,858
SOAPS & COSMETICS 0.0%
ADERANS Co., Ltd.                                           85             2,107

SOFTWARE 0.1%
Daikoku Denki Co., Ltd.                                  7,600           161,986
Fujitsu Business Systems Ltd.                           76,900         1,156,173
Japan Process Development Co., Ltd.                      9,600            79,614
TIS, Inc. (a)                                              400             9,468
                                                                   -------------
                                                                       1,407,241
TEXTILES & APPAREL 0.5%
Fuji Corp.                                              11,000           104,601
Fujix Ltd.                                               9,000            44,071
Ichikawa Co., Ltd.                                      79,000           334,424
Japan Wool Textile Co., Ltd.                           235,000         1,834,406
Jichodo Co., Ltd.                                        6,000            57,942
King Co., Ltd.                                          45,000           151,454
Kurabo Industries Ltd.                                 790,000         2,042,629
Morishita Co., Ltd.                                      7,000            72,467
Nisshinbo Industries, Inc.                              68,000           703,977
ONWARD KASHIYAMA Co., Ltd.                              20,000           254,965
Sazaby, Inc.                                            41,400         1,043,426
Tokyo Style Co., Ltd.                                  250,000         2,700,723
                                                                   -------------
                                                                       9,345,085
TRADING COMPANY 0.2%
Sojitz Corp. (a)*                                    1,086,700         3,299,922

WHOLESALE 0.7%
Daiwabo Information System Co., Ltd.                     6,000            86,418
Denkyosha Co., Ltd.                                     12,000           103,606
Fujitsu Devices, Inc.                                    1,000            14,039
Inabata & Co., Ltd.                                     18,900           146,649
Japan Pulp & Paper Co., Ltd.                           401,000         1,523,423
Kamei Corp.                                             93,000           626,214
Kanaden Corp.                                           91,000           585,432
Kato Sangyo Co., Ltd.                                   61,300           755,639
Macnica, Inc.                                            1,700            52,944
Mitani Corp.                                            14,500           157,961
Mitsuuroko Co., Ltd.                                    65,000           461,373
Nagahori Corp.                                          53,000           194,193
Nagase & Co., Ltd.                                     100,000         1,189,995
Onoken Co., Ltd.                                        57,300           637,916
Ryoden Trading Co., Ltd.                               159,000         1,196,346
Ryosan Co., Ltd. (a)                                    73,100         1,822,893
Sanshin Electronics Co., Ltd.                           77,000           975,953
Senshu Electric Co., Ltd.                                  200             4,390
Shinko Shoji Co., Ltd.                                  10,000           134,251
Sinanen Co., Ltd.                                      114,000           610,957
TEN ARROWS Co., Ltd.                                     6,700            45,540
Tokiwa Yakuhin Co., Ltd.                                10,000            43,736
Totech Corp.                                            22,000           180,739
Trusco Nakayama Corp.                                    9,000           183,284
Tsuzuki Densan Co., Ltd.                                19,200            93,211

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)
Uehara Sei Shoji Co., Ltd.                              35,000           182,341
Yuasa Funashoku Co., Ltd.                                2,000             4,954
                                                                   -------------
                                                                      12,014,397
                                                                   -------------
                                                                     302,024,769
MALAYSIA 0.0%
--------------------------------------------------------------------------------
REAL ESTATE DEVELOPMENT 0.0%
Rekapacific Berhad (b)(c)*                              24,000                --

NETHERLANDS 3.1%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.6%
CSM N.V.                                               182,800         7,031,107
Koninklijke Wessanen N.V. (a)                          220,026         2,972,832
                                                                   -------------
                                                                      10,003,939
BANKS & CREDIT INSTITUTIONS 0.1%
Kas Bank N.V.                                           54,000         1,484,125

BASIC MINERALS & METALS 0.0%
Draka Holding N.V. (a)                                   3,500           119,028

DRUGS & PHARMACEUTICALS 0.1%
OPG Groep N.V. -- CVA                                   17,020         1,997,032

FOREST PRODUCTS & PAPER 0.0%
Crown Van Gelder N.V.                                    8,400           186,477

FURNITURE & HOUSEHOLD ITEMS 0.4%
Hunter Douglas N.V.                                     86,303         6,937,989

INFORMATION & SERVICES 0.2%
Koninklijke BAM Groep N.V. (a)                         126,030         2,443,915

IT HARDWARE 0.2%
ASM International N.V. (a)*                            155,564         3,266,664
Neways Electronic International N.V.                    29,321           377,169
                                                                   -------------
                                                                       3,643,833
LAND & WATER TRANSPORTATION 0.0%
H.E.S. Beheer N.V.                                      14,562           270,997

METAL PRODUCTS & MACHINERY 0.0%
BE Semiconductor Industries N.V. (a)*                   70,783           423,242
Koninklijke Nedschroef Holding N.V.                      5,084           295,379
                                                                   -------------
                                                                         718,621
MISCELLANEOUS FINANCE 0.0%
Van der Moolen Holding N.V. (a)                         86,141           504,515

OIL & COAL RESOURCES 0.8%
Koninklijke DSM N.V.                                   291,000        14,352,277

PUBLISHING, BROADCASTING & CINEMA 0.0%
DOCdata N.V.                                            26,000           236,668

RETAIL 0.0%
Macintosh Retail Group N.V.                              2,313            77,626

SOFTWARE 0.2%
Getronics N.V. (a)                                     354,000         2,861,203

WHOLESALE 0.5%
Amsterdam Commodities N.V.                              14,219            72,737
Buhrmann N.V. (a)                                      301,000         4,465,528
Univar N.V.                                             55,609         3,107,379
                                                                   -------------
                                                                       7,645,644
                                                                   -------------
                                                                      53,483,889
NEW ZEALAND 0.2%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.1%
AFFCO Holdings Ltd.                                    887,761           224,428
Sanford Ltd.                                            93,757           343,664
                                                                   -------------
                                                                         568,092
AIRLINES 0.0%
Air New Zealand Ltd.                                   230,000           306,268

COMMUNICATIONS UTILITIES 0.0%
Sky Network Television Ltd. (a)                         81,035           373,423

ELECTRIC UTILITIES 0.0%
TrustPower Ltd.                                          5,277            29,218

LAND & WATER TRANSPORTATION 0.1%
Mainfreight Ltd.                                       234,510         1,319,571
Tourism Holdings Ltd.                                  217,789           307,049
                                                                   -------------
                                                                       1,626,620
RESTAURANTS, HOTELS & THEATERS 0.0%
Millennium & Capthorne Hotels New Zealand Ltd.       1,147,522           548,843

RETAIL 0.0%
Hallenstein Glasson Holdings Ltd.                       52,084           193,689
The Warehouse Group Ltd.                                18,000            91,108
                                                                   -------------
                                                                         284,797
                                                                   -------------
                                                                       3,737,261
NORWAY 0.5%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS 0.0%
Sparebanken Vest                                         7,022           239,240

GOVERNMENT AIRCRAFT & DEFENSE 0.3%
Aker Yards A/S                                          52,400         4,035,886
Kongsberg Gruppen A/S                                   55,613         1,553,674
                                                                   -------------
                                                                       5,589,560
LAND & WATER TRANSPORTATION 0.2%
Fosen Trafikklag ASA                                       187            16,495
Stolt-Nielsen S.A. (a)                                  94,184         2,870,041
                                                                   -------------
                                                                       2,886,536
MISCELLANEOUS FINANCE 0.0%
Skiens Aktiemolle ASA                                    8,622           170,775
                                                                   -------------
                                                                       8,886,111
PORTUGAL 0.7%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS 0.4%
Banco Espirito Santo, S.A. (BES) Reg'd                 403,298         7,245,954

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)
COMMUNICATIONS UTILITIES 0.2%
PT Multimedia-Servicos de Telecomunicacoes e
   Multimedia S.A.                                     289,206         3,722,515

FOREST PRODUCTS & PAPER 0.0%
Corticeira Amorim S.A.                                   7,338            18,950

REAL ESTATE DEVELOPMENT 0.0%
Teixeira Duarte -- Engenharia Construcoes S.A.          45,792           120,291

RESTAURANTS, HOTELS & THEATERS 0.1%
Ibersol SGPS S.A.                                       35,747           460,081
Solverde                                                     1                14
                                                                   -------------
                                                                         460,095
                                                                   -------------
                                                                      11,567,805
SINGAPORE 0.8%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.2%
Asia Food & Properties Ltd.                          2,182,000           916,501
Golden Agri-Resources Ltd.                           2,635,180         2,080,183
                                                                   -------------
                                                                       2,996,684
AUTOS 0.2%
Jardine Cycle & Carriage Ltd.                          286,000         2,750,463

FINANCIAL INVESTMENTS 0.1%
Chuan Hup Holdings Ltd.                                129,000            26,474
Kim Eng Holdings Ltd.                                1,121,513         1,007,795
                                                                   -------------
                                                                       1,034,269
FURNITURE & HOUSEHOLD ITEMS 0.0%
HTL International Holdings Ltd.                        667,000           401,977

IT HARDWARE 0.0%
Chartered Semiconductor Manufacturing Ltd. *           248,000           206,703
WBL Corp., Ltd. (a)                                    130,160           379,391
                                                                   -------------
                                                                         586,094
LAND & WATER TRANSPORTATION 0.0%
SBS Transit Ltd.                                       151,500           240,060
Singapore Shipping Corp., Ltd.                         653,000           159,536
                                                                   -------------
                                                                         399,596
METAL PRODUCTS & MACHINERY 0.0%
Amtek Engineering Ltd.                                 148,120            54,913

MISCELLANEOUS FINANCE 0.1%
G.K. Goh Holdings Ltd.                                 496,083           286,129
UOB-Kay Hian Holdings Ltd.                           1,331,850         1,142,642
                                                                   -------------
                                                                       1,428,771
OIL DISTRIBUTION 0.1%
Singapore Petroleum Co., Ltd. (a)                      619,000         1,757,402

REAL ESTATE DEVELOPMENT 0.1%
Bonvests Holdings Ltd.                                   7,000             5,972
China Merchants Holdings Pacific Ltd.                   10,000             5,417
Guocoland Ltd.                                         414,000           697,329
Haw Par Corp., Ltd.                                     11,000            50,798
SC Global Developments Ltd. *                          110,000           184,291
Wing Tai Holdings Ltd.                                 505,000           748,221
                                                                   -------------
                                                                       1,692,028
RESTAURANTS, HOTELS & THEATERS 0.0%
Hotel Grand Central Ltd.                               133,000            65,756
Hotel Plaza Ltd.                                       231,000           236,116
Stamford Land Corp., Ltd.                              660,000           167,471
                                                                   -------------
                                                                         469,343
                                                                   -------------
                                                                      13,571,540
SOUTH KOREA 3.6%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.2%
Dongwon F&B Co., Ltd. *                                  8,173           559,806
Lotte Confectionery Co., Ltd.                            1,061         1,380,441
Namyang Dairy Products Co., Ltd. *                         593           534,975
Ottogi Corp. *                                              30             3,323
Samyang Corp. *                                            320            21,343
Samyang Genex Co Ltd. *                                  1,940           194,626
TS Corp. *                                               7,400           282,271
                                                                   -------------
                                                                       2,976,785
BASIC MINERALS & METALS 0.2%
Korea Iron & Steel Co., Ltd. *                          17,020           768,645
Korea Zinc Co., Ltd.                                    27,950         2,963,145
                                                                   -------------
                                                                       3,731,790
CHEMICALS & RUBBER 0.2%
Honam Petrochemical Corp. *                             28,110         2,092,551
Korean Petrochemical Industrial Co., Ltd. *                320            13,144
SKC Co., Ltd. *                                         58,900         1,478,843
                                                                   -------------
                                                                       3,584,538
COMMUNICATIONS UTILITIES 0.0%
LG Dacom Corp. *                                        31,980           669,167

CONSTRUCTION & HOMEBUILDING 0.6%
Daelim Industrial Co., Ltd.                             33,070         2,681,372
Hanjin Heavy Industries & Construction Co.,
   Ltd. *                                               10,160           330,060
Hwa Sung Industrial Co., Ltd. *                         44,620           786,862
Hyundai Development Co.                                 40,900         2,497,978
Poonglim Industrial Co., Ltd. *                        114,200         1,107,319
Sam Whan Corp. *                                        30,140           772,968
Sambu Construction Co., Ltd. *                          28,810           965,865
Sungwon Corp. *                                         51,270           344,666
                                                                   -------------
                                                                       9,487,090
CONSTRUCTION MATERIALS 0.1%
Asia Cement Co., Ltd. *                                 19,410           874,493
Hyundai Cement Co., Ltd. *                              10,980           389,613
                                                                   -------------
                                                                       1,264,106
DRUGS & PHARMACEUTICALS 0.1%
Daewoong Co., Ltd.                                       8,400           244,337
Green Cross Holdings Corp. *                             5,512           383,469
Handok Pharmaceuticals Co., Ltd.                         3,970            66,785

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)
Il Dong Pharmaceutical Co., Ltd.                        24,610         1,183,850
                                                                   -------------
                                                                       1,878,441
GAS & OTHER PUBLIC UTILITIES 0.1%
E1 Corp. *                                              11,490           517,253
KyungDong City Gas Co., Ltd. *                             410            15,763
Pusan City Gas Co., Ltd. *                               3,000            68,871
Samchully Co., Ltd. *                                    7,900         1,125,538
Seoul City Gas Co., Ltd. *                               8,380           586,600
                                                                   -------------
                                                                       2,314,025
GOVERNMENT AIRCRAFT & DEFENSE 0.1%
Hyundai Mipo Dockyard Co., Ltd.                         19,630         2,503,055

INFORMATION & SERVICES 0.1%
Doosan Heavy Industries & Construction Co., Ltd.        51,090         2,426,838
KCC Engineering & Construction Co., Ltd. *               3,320           138,961
                                                                   -------------
                                                                       2,565,799
INSTRUMENTS 0.1%
INTOPS Co., Ltd.                                        33,570           966,221

INSURANCE 0.3%
First Fire & Marine Insurance Co., Ltd. *              107,530           461,449
Korean Reinsurance Co.                                 199,501         2,707,194
Meritz Fire & Marine Insurance Co., Ltd.               172,530         1,165,628
                                                                   -------------
                                                                       4,334,271
IT HARDWARE 0.2%
Sam Young Electronics Co., Ltd. *                       19,760           226,284
Samsung Techwin Co., Ltd.                               97,150         3,520,054
                                                                   -------------
                                                                       3,746,338
LAND & WATER TRANSPORTATION 0.2%
Hanjin Shipping Co., Ltd.                                7,620           215,709
Hanjin Transportation Co., Ltd. *                        8,680           301,704
Hyundai Merchant Marine Co., Ltd. *                    109,420         2,364,295
Korea Line Corp. *                                      15,880           842,818
Sebang Co., Ltd.                                         2,220            20,123
                                                                   -------------
                                                                       3,744,649
METAL PRODUCTS & MACHINERY 0.2%
Doosan Corp. *                                          48,940         2,983,136
SFA Engineering Corp. *                                 11,240           372,340
                                                                   -------------
                                                                       3,355,476
MISCELLANEOUS FINANCE 0.3%
Daishin Securities Co.                                  13,390           335,745
Samsung Securities Co., Ltd.                            25,840         1,397,190
Woori Investment & Securities Co., Ltd.                181,000         3,864,109
                                                                   -------------
                                                                       5,597,044
RESTAURANTS, HOTELS & THEATERS 0.0%
Paradise Co., Ltd. *                                    30,742           130,235

SOFTWARE 0.2%
NHN Corp.                                               23,550         2,864,490

TEXTILES & APPAREL 0.2%
Cheil Industries, Inc. *                                59,880         2,520,630
Ilshin Spinning Co., Ltd. *                              1,547            86,499
                                                                   -------------
                                                                       2,607,129
TRADING COMPANY 0.1%
Hanwha Corp.                                            29,950         1,121,451

WHOLESALE 0.1%
DC Chemical Co., Ltd. *                                 30,250         1,589,678
Dong Ah Tire & Rubber Co., Ltd. *                        6,440            37,966
Samsung Fine Chemicals Co., Ltd. *                      15,920           397,625
                                                                   -------------
                                                                       2,025,269
                                                                   -------------
                                                                      61,467,369
SPAIN 2.6%
--------------------------------------------------------------------------------
AIRLINES 0.4%
Iberia Lineas Aereas de Espana S.A.                  1,914,000         6,961,209

AUTOS 0.0%
Cie Automotive S.A.                                      8,887            85,064

BANKS & CREDIT INSTITUTIONS 0.4%
Banco de Sabadell S.A. (a)                             131,606         5,882,012

CONSTRUCTION MATERIALS 0.3%
Cementos Portland Valderrivas, S.A. (a)                 35,324         4,609,677

FINANCIAL INVESTMENTS 0.0%
Dinamia Capital Privado. Sociedad de Capital
   Riesgo S.A.                                          19,888           611,090

FOREST PRODUCTS & PAPER 0.0%
Iberpapel Gestion S.A.                                   2,893            65,303

GAS & OTHER PUBLIC UTILITIES 0.1%
Enagas, S.A.                                            83,803         1,948,085

INSTRUMENTS 0.0%
Indo Internacional S.A.                                 24,259           266,752

METAL PRODUCTS & MACHINERY 0.1%
Construcciones y Auxiliar de Ferrocarriles S.A.         10,339         1,852,696

MISCELLANEOUS FINANCE 0.5%
Corporacion Financiera Alba S.A.                       117,610         8,768,063

RESTAURANTS, HOTELS & THEATERS 0.7%
NH Hoteles, S.A. (a)                                   279,000         5,528,093
Sol Melia, S.A. (a)                                    321,503         6,372,857
                                                                   -------------
                                                                      11,900,950
TEXTILES & APPAREL 0.0%
Tavex Algodonera S.A.                                  103,292           438,902

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)
WHOLESALE 0.1%
Unipapel S.A.                                           22,625           642,122
                                                                   -------------
                                                                      44,031,925

SWEDEN 2.7%
--------------------------------------------------------------------------------
AIRLINES 0.4%
SAS AB (a)*                                            360,000         6,098,369

AUTOS 0.2%
Haldex AB                                                  450            10,718
Trelleborg AB                                          123,774         2,954,581
                                                                   -------------
                                                                       2,965,299
BASIC MINERALS & METALS 0.7%
Boliden AB (a)                                         426,062        10,859,994
Profilgruppen AB                                         3,615            48,053
                                                                   -------------
                                                                      10,908,047
CELLULAR & WIRELESS 0.0%
Partnertech AB                                           6,597           122,637

CHEMICALS & RUBBER 0.0%
Geveko AB                                               10,708           340,383

COMMUNICATIONS UTILITIES 0.4%
Tele2 AB, Class B (a)                                  510,000         7,429,077

FINANCIAL INVESTMENTS 0.0%
Novestra AB                                             72,878           173,138

GOVERNMENT AIRCRAFT & DEFENSE 0.4%
Saab AB                                                213,000         6,520,579

LAND & WATER TRANSPORTATION 0.0%
Rederi AB Transatlantic                                 65,778           489,823

METAL PRODUCTS & MACHINERY 0.5%
AB SKF, Class B                                         71,935         1,323,322
AB Traction, Shares B                                   10,890           121,254
Electrolux AB, Class B (a)*                            367,000         7,318,057
Midway Holdings AB                                      37,868           359,001
                                                                   -------------
                                                                       9,121,634
MISCELLANEOUS FINANCE 0.0%
Svolder AB (a)                                          26,509           312,380

REAL ESTATE DEVELOPMENT 0.0%
Brinova Fastigheter AB                                  21,706           437,108
HEBA Fastighets AB                                         600            18,938
Home Properties AB                                       3,078            37,318
Lennart Wallenstam Byggnads AB (a)                       3,434            70,690
                                                                   -------------
                                                                         564,054
RESTAURANTS, HOTELS & THEATERS 0.0%
Cherryforetagen AB *                                    95,500           303,530

SOFTWARE 0.1%
Addnode AB *                                            34,730           135,622
Bure Equity AB *                                     1,095,228           533,029
IBS AB                                                   4,816            18,398
Observer AB *                                           14,464            81,557
                                                                   -------------
                                                                         768,606
WHOLESALE 0.0%
OEM International AB                                    11,860           326,939
                                                                   -------------
                                                                      46,444,495
SWITZERLAND 7.7%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.3%
Barry Callebaut AG - Reg'd *                            10,895         5,491,264
Groupe Minoteries S.A.                                     844           164,098
                                                                   -------------
                                                                       5,655,362
AUTOS 0.3%
Rieter Holding AG - Reg'd                               10,153         5,297,526

BANKS & CREDIT INSTITUTIONS 0.8%
Banque Cantonale de Geneve                               8,832         1,739,063
Banque Cantonale Vaudoise (BCV) - Reg'd                 15,184         7,308,089
Graubunder Kantonalbank                                    913           834,987
Verwaltungs-und Privat-Bank AG                          15,328         4,079,560
                                                                   -------------
                                                                      13,961,699
BASIC MINERALS & METALS 0.2%
Georg Fischer AG - Reg'd.                                4,700         3,038,625
Schmolz + Bickenbach AG - Reg'd                          7,800           587,274
UMS Schweizerische Metallwerke Holding AG *             18,631           411,661
                                                                   -------------
                                                                       4,037,560

CHEMICALS & RUBBER 1.0%
Ciba Specialty Chemicals AG - Reg'd                    133,899         8,889,532
Clariant AG - Reg'd *                                  518,000         7,729,200
                                                                   -------------
                                                                      16,618,732
COMMUNICATIONS UTILITIES 0.0%
Ascom Holding AG                                        39,850           500,799

CONSTRUCTION MATERIALS 0.2%
Forbo Holding AG                                         7,335         2,921,108
Vetropack Holding S.A.                                     546           649,733
                                                                   -------------
                                                                       3,570,841
DRUGS & PHARMACEUTICALS 0.2%
Schweizerhall Holding AG                                10,924         1,290,106
Siegfried Holding AG                                     8,385         1,257,387
                                                                   -------------
                                                                       2,547,493

ELECTRIC UTILITIES 0.1%
Energiedienst Holding AG *                               3,298         1,505,519

FINANCIAL INVESTMENTS 0.0%
LO Holding Lausanne-Ouchy S.A.                             207           188,297

FOREST PRODUCTS & PAPER 0.1%
Harwanne Compagnie de participations
   industielles et financieres S.A.                      1,710           435,062
Industrieholding Cham AG                                 2,117           672,326
                                                                   -------------
                                                                       1,107,388

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)
FURNITURE & HOUSEHOLD ITEMS 0.2%
Daetwyler Holding AG                                       445         2,515,504

INFORMATION & SERVICES 0.1%
Kuoni Reisen Holding AG *                                4,567         2,442,314

INSTRUMENTS 0.1%
Carlo Gavazzi Holding AG *                               2,007           409,758
Comet Holding AG                                         2,000           357,817
Inficon Holding AG                                       8,287         1,302,363
                                                                   -------------
                                                                       2,069,938
INSURANCE 1.8%
Baloise Holding AG - Reg'd                              99,600         9,929,301
Helvetia Holding AG                                     18,305         6,020,065
Schweiz Natl-Vers-Ges                                    3,206         2,085,191
Swiss Life Holding - Reg'd *                            48,240        12,042,205
Vaudoise Assurances Holding S.A.                         5,354           789,643
                                                                   -------------
                                                                      30,866,405
IT HARDWARE 0.2%
Huber & Suhner AG                                       15,751         2,568,605
Schaffner Holding AG *                                     660           124,474
SEZ Holding AG *                                         6,476           201,215
                                                                   -------------
                                                                       2,894,294
LAND & WATER TRANSPORTATION 0.0%
Jungfraubahn Holding AG                                 19,849           741,181

METAL PRODUCTS & MACHINERY 0.9%
Bucher Industries AG - Reg'd                            31,196         3,373,558
Conzzeta Holding AG                                      1,075         1,906,979
Feintool International Holding AG (a)                    1,932           695,399
Phoenix Mecano AG                                          560           245,003
Sulzer AG - Reg'd                                        7,172         8,149,067
Tornos S.A. *                                           32,200           367,667
WMH Walter Meier AG                                      4,831           523,215
                                                                   -------------
                                                                      15,260,888
REAL ESTATE DEVELOPMENT 0.6%
Flughafen Zuerich AG - Reg'd                            14,297         4,451,900
Intershop Holdings AG                                    6,982         1,760,680
MCH Messe Schweiz Holdings AG                            1,293           472,074
Pax-Anlage AG                                               60            38,477
PSP Swiss Property AG *                                 37,600         2,158,067
Zueblin Immobilien Holding AG *                         84,889           814,651
                                                                   -------------
                                                                       9,695,849
RETAIL 0.1%
Charles Vogele Holding AG *                             20,648         1,641,353

SOFTWARE 0.0%
Crealogix Holding AG *                                     137            10,550
Kardex AG *                                             17,835           759,811
                                                                   -------------
                                                                         770,361
WHOLESALE 0.5%
Also Holding                                            15,840           838,685
Bobst Group AG                                          60,400         2,966,966
Eichhof Holding AG                                         420           668,202
Metraux Services Holding AG                              1,633           287,655
Valora Holding AG                                       11,250         3,086,771
                                                                   -------------
                                                                       7,848,279
                                                                   -------------
                                                                     131,737,582
UNITED KINGDOM 19.2%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.8%
Anglo-Eastern Plantations plc                           24,668           150,685
Carr's Milling Industries plc                           27,358           320,063
Inter Link Foods plc                                    20,618           149,369
Nichols plc                                             86,787           416,326
Robert Wiseman Dairies plc                              38,319           423,537
Tate & Lyle plc                                        790,200        11,871,563
Uniq plc                                                35,866           159,440
                                                                   -------------
                                                                      13,490,983
AIRLINES 0.6%
British Airways plc *                                1,024,586        10,564,166
easyJet plc *                                           16,651           199,355
                                                                   -------------
                                                                      10,763,521
AUTOS 0.5%
GKN plc                                              1,565,681         8,498,322

BANKS & CREDIT INSTITUTIONS 0.5%
Hitachi Capital UK plc                                  93,010           465,562
Intermediate Capital Group plc                         179,722         5,947,110
Kensington Group plc                                    69,366         1,068,336
NETeller plc (a)*                                      184,264           545,509
                                                                   -------------
                                                                       8,026,517
BASIC MINERALS & METALS 1.4%
Antofagasta plc                                      1,149,000        11,409,371
Avocet Mining plc *                                    288,000           549,807
Bodycote International plc                             864,000         3,853,597
Castings plc                                            91,893           476,805
Golden Prospect plc                                    380,000           399,161
Vedanta Resources plc (a)                              341,085         8,123,928
                                                                   -------------
                                                                      24,812,669
CELLULAR & WIRELESS 0.2%
The Carphone Warehouse plc (a)                         706,287         4,328,269

CHEMICALS & RUBBER 0.0%
Elementis plc                                          372,704           606,015

COMMERCIAL AIRCRAFT & COMPONENTS 1.0%
Cobham plc                                             450,049         1,700,542
Meggitt plc                                          1,009,955         6,113,033
Rolls-Royce Group plc *                                925,000         8,083,478
Senior plc                                             641,343           803,680
                                                                   -------------
                                                                      16,700,733
COMMUNICATIONS UTILITIES 0.2%
COLT Telecom Group S.A. (a)*                           325,917           853,275
Eckoh Technologies plc *                               960,000           225,562

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)
Kingston Communications (Hull) plc                   1,165,693         1,637,598
                                                                   -------------
                                                                       2,716,435
DRUGS & PHARMACEUTICALS 0.7%
Goldshield Group plc                                    67,220           347,053
Shire PLC                                              572,539        11,813,342
                                                                   -------------
                                                                      12,160,395
ELECTRIC UTILITIES 0.7%
British Energy Group plc *                           1,109,000        11,754,935

FINANCIAL INVESTMENTS 0.0%
City Merchants High Yield Trust plc                     16,842            62,705
NewMedia SPARK plc *                                    29,718             8,874
                                                                   -------------
                                                                          71,579
FOREST PRODUCTS & PAPER 0.1%
DS Smith plc                                           366,234         1,402,264

FURNITURE & HOUSEHOLD ITEMS 0.3%
British Polythene Industries plc                        28,873           253,852
Carclo plc                                             184,000           347,663
F.W. Thorpe plc *                                       35,881           390,969
Galiform plc *                                       1,789,736         4,792,136
Volex Group plc *                                       78,379           210,249
                                                                   -------------
                                                                       5,994,869
GAS & OTHER PUBLIC UTILITIES 0.2%
Severn Trent plc                                        92,470         2,660,227
Shanks Group plc                                       179,906           803,323
                                                                   -------------
                                                                       3,463,550
GOVERNMENT AIRCRAFT & DEFENSE 0.4%
Chemring Group plc                                      60,323         1,864,027
E2V Technologies plc                                    46,266           352,603
Trafficmaster plc *                                    252,362           345,888
Vt Group plc                                           398,329         3,699,005
                                                                   -------------
                                                                       6,261,523
INFORMATION & SERVICES 1.2%
AMEC plc                                               746,000         6,131,193
Anite Group plc                                        866,101         1,378,278
Babcock International Group plc                        156,215         1,224,194
Christie Group plc                                      52,243           264,936
Communisis plc                                         397,462           655,660
Creston plc                                            114,869           450,277
Glotel plc                                             132,000           163,235
Group 4 Securicor plc                                  492,718         1,805,071
Harvey Nash Group plc *                                189,717           271,170
Interior Services Group plc                             90,000           503,108
Keller Group plc                                       194,073         3,418,056
Macfarlane Group plc                                    37,316            22,285
Management Consulting Group plc                        416,977           338,823
Metnor Group plc                                        44,000           295,071
MICE Group plc                                         648,992           425,694
Next Fifteen Communications plc                        156,902           239,267
Nord Anglia Education plc *                            127,950           660,490
Opsec Security Group plc *                              82,113           130,513
Tenon Group plc                                        416,000           409,300
Tribal Group plc                                       133,542           329,459
Waterman Group plc                                     104,000           348,526
Wincanton plc                                          129,789           859,481
                                                                   -------------
                                                                      20,324,087
INSTRUMENTS 0.1%
Dialight plc                                           108,000           531,658
Oxford Instruments plc                                  69,597           344,691
                                                                   -------------
                                                                         876,349
INSURANCE 1.9%
Brit Insurance Holdings plc                            665,277         4,101,892
Chaucer Holdings plc                                   873,000         1,705,174
Friends Provident plc                                1,872,000         7,937,899
Old Mutual plc                                       4,101,000        13,957,621
Resolution plc                                         360,458         4,519,523
Windsor plc                                            170,000           159,773
                                                                   -------------
                                                                      32,381,882
IT HARDWARE 0.1%
Filtronic plc (a)                                      200,809           722,842
TT electronics plc                                     301,896         1,535,616
Zetex plc                                              338,707           431,688
                                                                   -------------
                                                                       2,690,146
LAND & WATER TRANSPORTATION 0.1%
Braemar Seascope Group plc                              64,440           502,210
Clarkson plc                                            14,765           237,205
Ocean Wilsons Holdings Ltd.                              1,461            15,674
TDG plc                                                149,266           778,881
                                                                   -------------
                                                                       1,533,970
MAINFRAME & MINICOMPUTERS 0.0%
Psion plc                                               37,934            83,931

METAL PRODUCTS & MACHINERY 0.1%
Alumasc Group plc                                       90,871           365,637
Delta plc                                              131,334           409,373
Eleco plc                                              126,539           222,987
Trifast plc                                            275,125           465,971
Wagon plc                                              103,148           317,588
                                                                   -------------
                                                                       1,781,556
MISCELLANEOUS FINANCE 0.7%
F&C Asset Management plc                               513,207         2,112,203
Investec plc                                           755,431         9,721,667
                                                                   -------------
                                                                      11,833,870
OIL DRILLING & SERVICES 0.2%
Abbot Group plc                                        540,000         3,352,196

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.2%
Laird Group plc                                        396,710         3,196,063

PUBLISHING, BROADCASTING & CINEMA 0.0%
Media Square plc                                       269,519            89,712

REAL ESTATE DEVELOPMENT 2.0%
British Land Co., plc                                  420,800        14,077,988
Brixton plc                                            586,688         6,596,020
Hammerson plc                                          447,200        13,780,410
Rugby Estates plc                                       11,400           118,310
Warner Estate Holdings plc                              13,164           222,486

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)
Workspace Group plc                                     11,287           109,499
                                                                   -------------
                                                                      34,904,713
RESTAURANTS, HOTELS & THEATERS 3.8%
Compass Group plc                                    1,828,000        10,356,045
Greene King plc                                        351,631         7,815,094
Ladbrokes plc                                        1,214,000         9,895,101
Luminar plc                                              1,176            16,725
Millennium & Copthorne Hotel plc                       618,628         7,377,643
Punch Taverns plc                                       88,977         2,224,880
Regent Inns plc *                                      369,770           643,811
Sportech plc *                                       1,777,556           291,662
Ultimate Leisure Group plc                              90,000           300,053
Whitbread plc (a)                                      383,350        12,532,601
William Hill plc                                       757,600         9,350,540
Wolverhampton & Dudley Breweries plc                   133,200         4,708,249
                                                                   -------------
                                                                      65,512,404
RETAIL 0.2%
Alliance Boots plc                                      51,392           841,243
Amstrad plc                                            136,313           417,700
C.I. Traders Ltd.                                       16,485            26,534
Jacques Vert plc *                                     281,723           109,197
Jessops plc                                            214,138           630,024
John David Group plc                                   122,000           744,099
Smiths News plc *                                       35,374            94,052
Woolworths Group plc                                   607,322           407,422
                                                                   -------------
                                                                       3,270,271
SOAPS & COSMETICS 0.1%
McBride plc                                            241,592           930,701

SOFTWARE 0.7%
Alphameric plc                                         356,395           333,210
Compel Group plc *                                     108,000           250,298
Computacenter plc                                      436,666         2,291,573
Dimension Data Holdings plc *                        3,734,795         3,126,105
Horizon Technology Group plc *                          77,652           104,709
Intec Telecom Systems plc *                          1,048,000           942,721
InTechnology plc *                                     350,000           292,876
Kewill Systems plc *                                    16,027            24,791
LogicaCMG plc                                          755,013         2,740,173
Microgen plc                                           200,943           214,428
Morse plc                                              434,485           918,780
Northgate Information Solutions plc                    413,051           694,205
RM plc                                                  39,188           148,741
                                                                   -------------
                                                                      12,082,610
TEXTILES & APPAREL 0.0%
Alexon Group plc                                        63,161           231,930

WHOLESALE 0.2%
Abacus Group plc                                       120,667           444,575
Acal plc                                                82,250           664,016
Arla Foods UK plc                                      627,317           783,033
Dawson Holdings plc                                    194,763           400,413
Fayrewood plc                                           71,615           134,390
James Latham plc                                        72,000           316,810
XKO Group plc                                           86,017           207,158
                                                                   -------------
                                                                       2,950,395
                                                                   -------------
                                                                     329,079,365
TOTAL COMMON STOCK
(COST $1,372,524,748)                                              1,673,799,918

PREFERRED STOCK 0.1% OF NET ASSETS

AUSTRIA 0.0%
--------------------------------------------------------------------------------
MIBA AG                                                  1,600           213,320

GERMANY 0.1%
--------------------------------------------------------------------------------
Jungheinrich AG                                         47,379         1,443,752
Villeroy & Boch AG                                      17,648           311,471
                                                                   -------------
                                                                       1,755,223
                                                                   -------------
TOTAL PREFERRED STOCK
(COST $1,515,896)                                                      1,968,543

RIGHTS 0.0% OF NET ASSETS

BELGIUM 0.0%
--------------------------------------------------------------------------------
Carrieres Unies Porphyre *                                  11                --

JAPAN 0.0%
--------------------------------------------------------------------------------
Dowa Mining *                                          391,000           167,071

SWEDEN 0.0%
--------------------------------------------------------------------------------
Home Properties AB *                                     3,078            22,256
                                                                   -------------
TOTAL RIGHTS
(COST $--)                                                               189,327

WARRANTS 0.0% OF NET ASSETS

HONG KONG 0.0%
--------------------------------------------------------------------------------
Champion Technology Holdings Ltd. *                    872,716                --
                                                                   -------------
TOTAL WARRANTS
(COST $--)                                                                    --

SECURITY                                           FACE AMOUNT         VALUE
   RATE, MATURITY DATE                                 ($)              ($)
SHORT-TERM INVESTMENT 1.2% OF NET ASSETS

REPURCHASE AGREEMENT 1.2%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 12/29/06, due
   01/02/07 at 5.0%, with a maturity value of
   $20,011,111 (fully collateralized by Federal
   Home Loan Bank with a value of $20,499,375.)     20,000,000        20,000,000
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
(COST $20,000,000)                                                    20,000,000

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

END OF INVESTMENTS.

                                                     NUMBER OF         VALUE
SECURITY                                              SHARES            ($)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 8.6% OF NET ASSETS
State Street Navigator Security Lending Prime
   Portfolio                                       147,822,178       147,822,178
                                                                   -------------
TOTAL COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $147,822,178)                                                  147,822,178

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 12/31/06 the tax basis cost of the fund's investments was $1,395,410,611 and the unrealized appreciation and depreciation were $341,411,438 and ($40,864,261), respectively, with a net unrealized appreciation of $300,547,177.

*   Non-income producing security.
(a) All or a portion of this security is on loan.
(b) Bankrupt security/delisted.
(c) Fair-valued by Management.

LAUDUS TRUST
LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS As of December 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                     ($)             ($)
--------------------------------------------------------------------------------
  94.3%   COMMON STOCK                                19,237,149     22,862,563

   5.8%   SHORT-TERM INVESTMENT                        1,403,295      1,403,295
--------------------------------------------------------------------------------
 100.1%   TOTAL INVESTMENTS                           20,640,444     24,265,858

(94.1)%   SHORT SALES                                (22,467,438)   (22,805,079)

  96.2%   DEPOSITS WITH BROKER AND
          CUSTODIAN BANK FOR
          SECURITIES SOLD SHORT                       23,316,160     23,316,160

 (2.2)%   OTHER ASSETS AND
          LIABILITIES                                                  (533,469)
--------------------------------------------------------------------------------
 100.0%   NET ASSETS                                                 24,243,470


                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES          ($)
COMMON STOCK (a) 94.3% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 0.4%
--------------------------------------------------------------------------------
The Pepsi Bottling Group, Inc.                              2,850         88,094

AIRLINES 0.0%
--------------------------------------------------------------------------------
Southwest Airlines Co.                                        100          1,532

BANKS & CREDIT INSTITUTIONS 8.9%
--------------------------------------------------------------------------------
Bank of America Corp.                                      20,800      1,110,512
Capital One Financial Corp.                                 2,470        189,745
Countrywide Financial Corp.                                17,840        757,308
Regions Financial Corp.                                     2,800        104,720
                                                                      ----------
                                                                       2,162,285
BASIC MINERALS & METALS 2.8%
--------------------------------------------------------------------------------
Allegheny Technologies, Inc.                                  200         18,136
Freeport-McMoRan Copper & Gold, Inc., Class B                 300         16,719
Nucor Corp.                                                 6,060        331,240
United States Steel Corp.                                   4,200        307,188
                                                                      ----------
                                                                         673,283
BIOTECHNOLOGY 1.3%
--------------------------------------------------------------------------------
Celgene Corp. *                                             2,675        153,893
Gilead Sciences, Inc. *                                     2,565        166,545
                                                                      ----------
                                                                         320,438
CELLULAR & WIRELESS 1.2%
--------------------------------------------------------------------------------
NII Holdings, Inc. *                                        4,470        288,047

CHEMICALS & RUBBER 1.2%
--------------------------------------------------------------------------------
The Sherwin-Williams Co.                                    4,500        286,110

COMMUNICATIONS UTILITIES 3.6%
--------------------------------------------------------------------------------
AT&T Corp.                                                 22,700        811,525
The DIRECTV Group, Inc. *                                   2,000         49,880
                                                                      ----------
                                                                         861,405
CONSUMER DURABLES 1.7%
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                                       6,010        423,525

DRUGS & PHARMACEUTICALS 0.6%
--------------------------------------------------------------------------------
Schering-Plough Corp.                                       1,760         41,606
Wyeth                                                       2,000        101,840
                                                                      ----------
                                                                         143,446
ELECTRIC UTILITIES 5.6%
--------------------------------------------------------------------------------
Edison International                                        8,250        375,210
FPL Group, Inc.                                             7,392        402,273
PG&E Corp.                                                 12,100        572,693
                                                                      ----------
                                                                       1,350,176
FURNITURE & HOUSEHOLD ITEMS 0.9%
--------------------------------------------------------------------------------
International Game Technology                               4,620        213,444

INFORMATION & SERVICES 1.2%
--------------------------------------------------------------------------------
Accenture Ltd., Class A                                     4,930        182,065
Manpower, Inc.                                              1,360        101,905
                                                                      ----------
                                                                         283,970
INSTRUMENTS 3.5%
--------------------------------------------------------------------------------
Honeywell International, Inc.                              18,600        841,464

INSURANCE 9.5%
--------------------------------------------------------------------------------
ACE Ltd.                                                   10,200        617,814
Everest Re Group Ltd.                                       1,800        176,598
Loews Corp.                                                15,000        622,050
The Allstate Corp.                                         13,620        886,798
                                                                      ----------
                                                                       2,303,260
INTEGRATED OIL COMPANIES 7.1%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                                         8,200        602,946
Exxon Mobil Corp.                                          14,510      1,111,901
                                                                      ----------
                                                                       1,714,847
IT HARDWARE 8.0%
--------------------------------------------------------------------------------
Amphenol Corp.                                              3,600        223,488
Avaya, Inc. *                                              11,400        159,372
Cisco Systems, Inc. *                                      13,120        358,569
Crown Castle International Corp. *                            150          4,845
Flextronics International Ltd. *                            5,500         63,140
L-3 Communications Holdings, Inc.                           3,200        261,696
Lam Research Corp. *                                        4,000        202,480
MEMC Electronic Materials, Inc. *                           5,600        219,184
NVIDIA Corp. *                                             12,180        450,782
                                                                      ----------
                                                                       1,943,556

LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES          ($)
LAND & WATER TRANSPORTATION 3.0%
--------------------------------------------------------------------------------
Union Pacific Corp.                                         7,900        726,958

METAL PRODUCTS & MACHINERY 1.9%
--------------------------------------------------------------------------------
Dover Corp.                                                 3,720        182,355
Parker Hannifin Corp.                                       3,740        287,531
                                                                      ----------
                                                                         469,886
MISCELLANEOUS FINANCE 5.8%
--------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.,
   Class A                                                  1,200        611,700
Merrill Lynch & Co., Inc.                                   7,200        670,320
Morgan Stanley                                              1,620        131,917
                                                                      ----------
                                                                       1,413,937
OIL & COAL RESOURCES 1.6%
--------------------------------------------------------------------------------
Noble Energy, Inc.                                          4,800        235,536
Questar Corp.                                               1,890        156,964
                                                                      ----------
                                                                         392,500
OIL DRILLING & SERVICES 3.6%
--------------------------------------------------------------------------------
ENSCO International, Inc.                                   5,520        276,331
Schlumberger Ltd.                                           9,520        601,283
                                                                      ----------
                                                                         877,614
PUBLISHING, BROADCASTING & CINEMA 2.3%
--------------------------------------------------------------------------------
Gannett Co., Inc.                                           5,800        350,668
R.R. Donnelley & Sons Co.                                     870         30,920
Time Warner, Inc.                                           8,460        184,259
                                                                      ----------
                                                                         565,847
REAL ESTATE INVESTMENT TRUSTS 0.6%
--------------------------------------------------------------------------------
iStar Financial, Inc.                                       2,800        133,896

RESTAURANTS, HOTELS & THEATERS 0.7%
--------------------------------------------------------------------------------
McDonald's Corp.                                            3,840        170,227

RETAIL 5.8%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                            2,900        201,927
AutoZone, Inc. *                                            1,900        219,564
Limited Brands, Inc.                                       12,900        373,326
Nordstrom, Inc.                                             3,600        177,624
Safeway, Inc.                                               6,450        222,912
The Kroger Co.                                              9,530        219,857
                                                                      ----------
                                                                       1,415,210
SOFTWARE 10.6%
--------------------------------------------------------------------------------
BMC Software, Inc. *                                        8,400        270,480
Cognizant Technology Solutions Corp., Class A *             4,593        354,396
Computer Sciences Corp. *                                   4,600        245,502
First Data Corp.                                           19,240        491,005
International Business Machines Corp.                       8,300        806,345
Oracle Corp. *                                             23,000        394,220
                                                                      ----------
                                                                       2,561,948
TEXTILES & APPAREL 0.1%
--------------------------------------------------------------------------------
VF Corp.                                                      400         32,832

WHOLESALE 0.8%
--------------------------------------------------------------------------------
W.W. Grainger, Inc.                                         2,900        202,826

TOTAL COMMON STOCK
(COST $19,237,149)                                                    22,862,563


SECURITY                                              FACE AMOUNT        VALUE
   RATE, MATURITY DATE                                    ($)             ($)
SHORT-TERM INVESTMENT 5.8% OF NET ASSETS

REPURCHASE AGREEMENT 5.8%
--------------------------------------------------------------------------------
Custodian Trust Company, dated 12/29/06, due
   1/02/07 at 5.20% with a maturity value of
   $1,404,106 (fully collateralized by U.S.
   Treasury Note with a value of $1,444,702).           1,403,295      1,403,295
                                                                       ---------
TOTAL SHORT-TERM INVESTMENT
(COST $1,403,295)                                                      1,403,295


END OF INVESTMENTS.

At 12/31/06 the tax basis cost of the fund's investments was $20,801,715, and the unrealized appreciation and depreciation was $3,540,010 and ($75,867), respectively, with a net unrealized appreciation of $3,464,143.

*   Non-income producing security.
(a) All long positions are pledged as collateral for securities sold short.

SHORT SALES 94.1% OF NET ASSETS

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES          ($)
AGRICULTURE, FOOD & BEVERAGE 4.2%
--------------------------------------------------------------------------------
The Coca-Cola Co.                                          14,200        685,150
Wm. Wrigley Jr. Co.                                         5,100        263,772
Wm. Wrigley Jr. Co., Class B                                1,275         65,535
                                                                      ----------
                                                                       1,014,457
AUTOS 2.0%
--------------------------------------------------------------------------------
Ford Motor Co.                                             63,600        477,636

BANKS & CREDIT INSTITUTIONS 5.5%
                                                                      ----------
American Express Co.                                        2,800        169,876
Commerce Bancorp, Inc.                                      6,800        239,836
Fifth Third Bancorp                                         6,500        266,045
Freddie Mac                                                 5,900        400,610
Sovereign Bancorp, Inc.                                     9,800        248,822
The Bank of New York Co., Inc.                                330         12,992
                                                                      ----------
                                                                       1,338,181
BIOTECHNOLOGY 3.7%
--------------------------------------------------------------------------------
Amgen, Inc. *                                               9,000        614,790
Amylin Pharmaceuticals, Inc. *                              4,470        161,233

LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES          ($)
Genentech, Inc. *                                           1,400        113,582
                                                                      ----------
                                                                         889,605
CHEMICALS & RUBBER 2.3%
--------------------------------------------------------------------------------
The Dow Chemical Co.                                       14,080        562,355

COMMUNICATIONS UTILITIES 6.4%
--------------------------------------------------------------------------------
Liberty Global, Inc., Class A *                             6,500        189,475
NTL, Inc.                                                     190          4,796
Verizon Communications, Inc.                               19,800        737,352
Yahoo! Inc. *                                              24,200        618,068
                                                                      ----------
                                                                       1,549,691
CONSTRUCTION & HOMEBUILDING 1.8%
--------------------------------------------------------------------------------
Centex Corp.                                                4,550        256,028
Pulte Homes, Inc.                                           5,130        169,906
                                                                      ----------
                                                                         425,934
DRUGS & PHARMACEUTICALS 3.2%
--------------------------------------------------------------------------------
Abbott Laboratories                                        10,400        506,584
Allergan, Inc.                                              2,200        263,428
                                                                      ----------
                                                                         770,012
ELECTRIC UTILITIES 4.8%
--------------------------------------------------------------------------------
PPL Corp.                                                  13,100        469,504
Southern Co.                                                6,400        235,904
The AES Corp. *                                            21,200        467,248
                                                                      ----------
                                                                       1,172,656
FURNITURE & HOUSEHOLD ITEMS 0.1%
--------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                     1,040         30,108

INFORMATION & SERVICES 0.8%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                               4,900        190,953
Robert Half International, Inc.                               140          5,197
                                                                      ----------
                                                                         196,150
INSTRUMENTS 6.6%
--------------------------------------------------------------------------------
Biomet, Inc.                                                8,900        367,303
Johnson & Johnson                                           4,200        277,284
Medtronic, Inc.                                             4,000        214,040
St. Jude Medical, Inc. *                                    4,300        157,208
Zimmer Holdings, Inc. *                                     7,600        595,688
                                                                      ----------
                                                                       1,611,523
INSURANCE 4.1%
--------------------------------------------------------------------------------
The Progressive Corp.                                      22,800        552,216
White Mountains Insurance Group Ltd.                          500        289,715
Willis Group Holdings Ltd.                                  3,900        154,869
                                                                      ----------
                                                                         996,800
IT HARDWARE 10.1%
--------------------------------------------------------------------------------
Altera Corp. *                                             12,800        251,904
Analog Devices, Inc.                                       10,100        331,987
Broadcom Corp., Class A *                                   4,030        130,209
Intel Corp.                                                34,400        696,600
KLA-Tencor Corp.                                            6,600        328,350
Linear Technology Corp.                                    12,400        375,968
Maxim Integrated Products, Inc.                             1,100         33,682
QUALCOMM, Inc.                                              7,300        275,867
Xilinx, Inc.                                                1,200         28,572
                                                                      ----------
                                                                       2,453,139
LAND & WATER TRANSPORTATION 2.2%
--------------------------------------------------------------------------------
United Parcel Service, Inc., Class B                        7,020        526,360

MAINFRAME & MINICOMPUTERS 1.4%
--------------------------------------------------------------------------------
Dell, Inc. *                                               13,700        343,733

METAL PRODUCTS & MACHINERY 4.3%
--------------------------------------------------------------------------------
General Electric Co.                                       28,200      1,049,322

MISCELLANEOUS FINANCE 2.1%
--------------------------------------------------------------------------------
E*TRADE Financial Corp. *                                   5,180        116,136
Legg Mason, Inc.                                            4,200        399,210
                                                                      ----------
                                                                         515,346
OIL & COAL RESOURCES 1.9%
--------------------------------------------------------------------------------
EOG Resources, Inc.                                           660         41,217
Murphy Oil Corp.                                              700         35,595
Southwestern Energy Co. *                                   5,400        189,270
Ultra Petroleum Corp. *                                     4,200        200,550
                                                                      ----------
                                                                         466,632
PUBLISHING, BROADCASTING & CINEMA 2.2%
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.                         10,760        382,410
Sirius Satellite Radio, Inc. *                             40,900        144,786
                                                                      ----------
                                                                         527,196
REAL ESTATE INVESTMENT TRUSTS 5.9%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A              2,380        133,328
Equity Residential                                          9,500        482,125
General Growth Properties, Inc.                             6,700        349,941
Kimco Realty Corp.                                            100          4,495
Plum Creek Timber Co., Inc.                                 6,800        270,980
The Macerich Co.                                            2,200        190,454
                                                                      ----------
                                                                       1,431,323
RESTAURANTS, HOTELS & THEATERS 1.7%
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                   6,400        400,000

RETAIL 7.0%
--------------------------------------------------------------------------------
Amazon.com, Inc. *                                         11,050        436,033
Bed, Bath & Beyond, Inc. *                                  1,901         72,428
Costco Wholesale Corp.                                      3,500        185,045
eBay, Inc. *                                               21,020        632,071
Supervalu, Inc.                                             2,500         89,375
Walgreen Co.                                                  900         41,301
Whole Foods Market, Inc.                                    4,860        228,080
                                                                      ----------
                                                                       1,684,333
SOFTWARE 9.8%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                      12,400        509,888
Autodesk, Inc. *                                            6,200        250,852
Electronic Arts, Inc. *                                     8,500        428,060
Microsoft Corp.                                            35,400      1,057,044

LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES          ($)
VeriSign, Inc. *                                            5,270        126,743
                                                                      ----------
                                                                       2,372,587
TOTAL SHORT SALES
COST $(22,467,438)                                                    22,805,079

END OF SHORT SALE POSITIONS.
* Non-income producing security.

LAUDUS TRUST
LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS As of December 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                     COST               VALUE
HOLDINGS BY CATEGORY                                  ($)                ($)
--------------------------------------------------------------------------------
  93.9%  COMMON STOCK                             19,882,059         23,471,370

    --%  RIGHTS                                           --              4,700

  12.9%  SHORT-TERM INVESTMENT                     3,231,066          3,231,066
--------------------------------------------------------------------------------
 106.8%  TOTAL INVESTMENTS                        23,113,125         26,707,136

(93.1)%  SHORT SALES                             (21,939,211)       (23,261,755)

  60.7%  DEPOSITS WITH BROKER AND
         CUSTODIAN BANK FOR
         SECURITIES SOLD SHORT                    15,164,666         15,164,666

  25.6%  OTHER ASSETS AND
         LIABILITIES                                                  6,387,961
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                  24,998,008

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
COMMON STOCK (a) 93.9% OF NET ASSETS

AUSTRIA 0.2%
--------------------------------------------------------------------------------
COMMUNICATIONS UTILITIES 0.0%
Telekom Austria AG                                           400          10,681

REAL ESTATE DEVELOPMENT 0.2%
Immofinanz Immobilien Analagen AG *                        3,600          51,268
                                                                     -----------
                                                                          61,949
BELGIUM 1.3%
--------------------------------------------------------------------------------

BANKS & CREDIT INSTITUTIONS 0.3%
Fortis                                                     2,000          85,115

BASIC MINERALS & METALS 0.3%
Umicore                                                      415          70,516

INSTRUMENTS 0.3%
Agfa Gevaert N.V.                                          2,450          62,442

RESTAURANTS, HOTELS & THEATERS 0.2%
S.A. D'leteren N.V.                                          160          56,901

RETAIL 0.2%
Delhaize Group                                               645          53,649
                                                                     -----------
                                                                         328,623
DENMARK 0.5%
--------------------------------------------------------------------------------

BANKS & CREDIT INSTITUTIONS 0.3%
Danske Bank A/S                                            1,500          66,472

BEER, LIQUOR, & TOBACCO 0.2%
Carlsberg A/S                                                400          39,610

DRUGS & PHARMACEUTICALS 0.0%
H. Lundbeck A/S                                              400          11,006
                                                                     -----------
                                                                         117,088
FINLAND 0.4%
--------------------------------------------------------------------------------

BASIC MINERALS & METALS 0.2%
Outokumpu Oyj                                              1,500          58,475

CHEMICALS & RUBBER 0.2%
Kemira Oyj                                                 1,800          40,398
                                                                     -----------
                                                                          98,873
FRANCE 4.4%
--------------------------------------------------------------------------------

AIRLINES 0.2%
Air France-KLM                                             1,200          50,376

AUTOS 0.3%
PSA Peugeot Citroen                                          996          65,945
Societe Fonciere, Financiere et de
   Participations (FFP)                                       81          20,100
                                                                     -----------
                                                                          86,045
CHEMICALS & RUBBER 0.3%
Compagnie Generale des Etablissements
   Michelin, Class B                                         120          11,463
Rhodia S.A. *                                             18,000          62,597
                                                                     -----------
                                                                          74,060
COMMUNICATIONS UTILITIES 0.2%
Publicis Groupe                                            1,200          50,548

CONSTRUCTION MATERIALS 0.3%
Compagnie de Saint-Gobain                                    800          67,033

GOVERNMENT AIRCRAFT & DEFENSE 0.2%
Beneteau                                                     400          43,460

INFORMATION & SERVICES 0.1%
Compagnie Generale de Geophysique S.A. *                     180          38,853

INSURANCE 0.2%
CNP Assurances                                               400          44,532

IT HARDWARE 0.6%
Alcatel-Lucent                                            10,000         142,670

LAND & WATER TRANSPORTATION 0.1%
Financiere de l'Odet                                          80          33,333

METAL PRODUCTS & MACHINERY 0.1%
Valeo S.A.                                                   900          37,389

MISCELLANEOUS FINANCE 0.3%
Natixis                                                    2,400          67,232

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
PUBLISHING, BROADCASTING & CINEMA 0.4%
Havas S.A.                                                 6,000          33,191
Thomson                                                    3,000          58,596
                                                                     -----------
                                                                          91,787
REAL ESTATE DEVELOPMENT 0.1%
Nexity                                                       400          28,921

RESTAURANTS, HOTELS & THEATERS 0.2%
Sodexho Alliance S.A.                                        900          56,375

SOFTWARE 0.4%
Atos Origin S.A. *                                           800          47,306
Cap Gemini S.A.                                              900          56,309
                                                                     -----------
                                                                         103,615
TEXTILES & APPAREL 0.4%
Christian Dior S.A.                                          850          90,346
                                                                     -----------
                                                                       1,106,575
GERMANY 2.2%
--------------------------------------------------------------------------------

BASIC MINERALS & METALS 0.3%
ThyssenKrupp AG                                            1,700          79,719

CHEMICALS & RUBBER 0.2%
Lanxess *                                                    900          50,270

COMMERCIAL AIRCRAFT & COMPONENTS 0.1%
MTU Aero Engines Holding AG                                  800          37,258

GOVERNMENT AIRCRAFT & DEFENSE 0.1%
Rheinmetall AG                                               430          32,541

INSTRUMENTS 0.2%
Fresenius AG                                                 270          53,881

IT HARDWARE 0.3%
Infineon Technologies AG *                                 5,000          70,161

MISCELLANEOUS FINANCE 0.4%
Deutsche Bank AG - Reg'd                                     700          92,998

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.2%
Heidelberger Druckmaschinen AG                               900          42,446

RETAIL 0.2%
KarstadtQuelle AG *                                        1,400          40,341

WHOLESALE 0.2%
GEA Group AG                                               2,100          47,162
                                                                     -----------
                                                                         546,777
IRELAND 0.7%
--------------------------------------------------------------------------------

AGRICULTURE, FOOD & BEVERAGE 0.3%
Kerry Group plc                                            2,700          67,434

BANKS & CREDIT INSTITUTIONS 0.2%
Allied Irish Banks plc (AIB)                               1,600          47,737

PUBLISHING, BROADCASTING & CINEMA 0.2%
Independent News & Media plc                              14,000          55,414
                                                                     -----------
                                                                         170,585
ITALY 2.0%
--------------------------------------------------------------------------------

AUTOS 0.2%
Fiat S.p.A. *                                              3,000          57,232

BANKS & CREDIT INSTITUTIONS 0.5%
Banca Popolare di Milano Scarl (BPM)                       3,000          51,881
Banche Popolari Unite Scpa                                 2,100          57,599
                                                                     -----------
                                                                         109,480
CONSTRUCTION MATERIALS 0.3%
Buzzi Unicem S.p.A.                                        2,100          59,575
Italcementi S.p.A.                                           700          19,701
                                                                     -----------
                                                                          79,276
ELECTRIC UTILITIES 0.3%
ACEA S.p.A.                                                2,000          38,306
C.I.R. S.p.A. - Compagnie Industriali Riunite             12,000          39,735
                                                                     -----------
                                                                          78,041
FOREST PRODUCTS & PAPER 0.2%
IFIL- Investments S.p.A.                                   6,000          49,022

GOVERNMENT AIRCRAFT & DEFENSE 0.3%
Finmeccanica S.p.A.                                        2,700          73,004

REAL ESTATE DEVELOPMENT 0.2%
Beni Stabili S.p.A.                                       30,000          47,862
                                                                     -----------
                                                                         493,917
JAPAN 23.6%
--------------------------------------------------------------------------------

AIRLINES 0.1%
All Nippon Airways Co., Ltd.                               5,000          17,664

AUTOS 1.2%
Fuji Heavy Industries Ltd.                                19,000          97,534
Kawasaki Heavy Industries, Ltd.                           23,000          86,152
Mazda Motor Corp.                                          3,000          20,449
Toyota Auto Body Co., Ltd.                                   700          12,985
Yamaha Motor Co., Ltd.                                     2,900          91,158
                                                                     -----------
                                                                         308,278
BANKS & CREDIT INSTITUTIONS 0.7%
Hyakugo Bank Ltd.                                          7,000          43,980
San-in Godo Bank Ltd.                                      6,000          55,785
Shiga Bank Ltd.                                            2,000          12,404
Yamaguchi Financial Group, Inc. *                          6,000          61,510
                                                                     -----------
                                                                         173,679
BASIC MINERALS & METALS 4.6%
Dowa Holdings, Co., Ltd.                                  11,000          94,227
Hitachi Cable Ltd.                                         7,000          39,304
Hitachi Metals Ltd.                                        7,000          74,248
JFE Holdings, Inc.                                         2,700         138,828
Kobe Steel Ltd.                                           32,000         109,491
Maruichi Steel Tube Ltd.                                   2,900          80,047
Mitsui Mining & Smelting Co., Ltd.                        19,000          95,160
Nippon Steel Corp.                                        22,000         126,215
Nisshin Steel Co., Ltd.                                   27,000         100,120

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Sumitomo Electric Industries Ltd.                          7,800         121,476
Sumitomo Metal Mining Co., Ltd.                           10,000         128,257
Tokyo Steel Manufacturing Co., Ltd.                        2,000          31,183
                                                                     -----------
                                                                       1,138,556
BEER, LIQUOR, & TOBACCO 0.8%
Japan Tobacco, Inc.                                           26         125,670
Kirin Brewery Co., Ltd.                                    4,000          62,850
                                                                     -----------
                                                                         188,520
CELLULAR & WIRELESS 0.5%
KDDI Corp.                                                     1           6,788
NTT DoCoMo, Inc.                                              81         128,169
                                                                     -----------
                                                                         134,957
CHEMICALS & RUBBER 2.4%
Daicel Chemical Industries Ltd.                           11,000          77,636
Dainippon Ink & Chemicals, Inc.                           23,000          89,650
Kaneka Corp.                                               8,000          72,695
Mitsubishi Chemical Holdings Corp.                        17,500         110,194
Sumitomo Chemical Co., Ltd.                               16,000         123,815
Teijin Ltd.                                               21,000         129,293
                                                                     -----------
                                                                         603,283
COMMUNICATIONS UTILITIES 0.8%
Nippon Telegraph & Telephone Corp. (NTT)                      43         212,054

CONSUMER DURABLES 0.6%
Matsushita Electric Industrial Co., Ltd.                   7,000         140,360

DRUGS & PHARMACEUTICALS 1.4%
Kyowa Hakko Kogyo Co., Ltd.                               12,000         102,559
Ono Pharmaceutical Co., Ltd.                               2,400         126,615
Taisho Pharmaceutical Co., Ltd.                            7,000         127,034
                                                                     -----------
                                                                         356,208
FURNITURE & HOUSEHOLD ITEMS 0.5%
Citizen Watch Co., Ltd.                                    3,200          24,425
Sankyo Co., Ltd.                                           1,800          99,368
                                                                     -----------
                                                                         123,793
GAS & OTHER PUBLIC UTILITIES 0.4%
Osaka Gas Co., Ltd.                                       24,000          89,205

IT HARDWARE 0.9%
Alps Electric Co., Ltd.                                    5,700          61,781
Futaba Corp.                                               1,100          25,702
Seiko Epson Corp.                                          4,400         106,744
Toshiba Tec Corp.                                          5,000          25,670
                                                                     -----------
                                                                         219,897
LAND & WATER TRANSPORTATION 0.6%
Seino Transportation Co., Ltd.                             7,000          65,810
West Japan Railway Co.                                        21          89,646
                                                                     -----------
                                                                         155,456
METAL PRODUCTS & MACHINERY 1.5%
Heiwa Corp.                                                1,800          22,758
Hitachi Ltd.                                              21,000         130,806
Mitsubishi Heavy Industries Ltd.                          35,000         158,791
Toyo Seikan Kaisha Ltd.                                    3,600          59,558
                                                                     -----------
                                                                         371,913
MISCELLANEOUS FINANCE 1.5%
Daiwa Securities Group, Inc.                              13,000         145,499
Mitsubishi UFJ Securities Co., Ltd.                        2,000          22,242
Nikko Cordial Corp.                                        9,000         103,213
Shinko Securities Co., Ltd.                               25,000          96,977
                                                                     -----------
                                                                         367,931
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 2.2%
Canon, Inc.                                                2,500         140,750
Fuji Photo Film Co., Ltd.                                  3,100         127,683
Konica Minolta Holdings, Inc. *                            9,500         134,071
NEC Corp.                                                 30,000         143,855
Noritsu Koki Co., Ltd.                                       700          12,954
                                                                     -----------
                                                                         559,313
PUBLISHING, BROADCASTING & CINEMA 1.1%
Dai Nippon Printing Co., Ltd.                              7,000         107,922
Hakuhodo DY Holdings, Inc.                                   480          31,166
Toppan Printing Co., Ltd.                                 13,000         143,221
TV Asahi Corp.                                                 3           5,972
                                                                     -----------
                                                                         288,281
REAL ESTATE DEVELOPMENT 0.5%
Sekisui House, Ltd.                                        8,000         116,186

RETAIL 0.3%
Seven & I Holdings Co., Ltd.                                  80           2,488
Uny Co., Ltd.                                              6,000          78,238
                                                                     -----------
                                                                          80,726
SOFTWARE 0.6%
Fujitsu Ltd.                                              19,000         148,874

TEXTILES & APPAREL 0.4%
Onward Kashiyama Co., Ltd.                                 6,000          76,489
Tokyo Style Co., Ltd.                                      3,000          32,409
                                                                     -----------
                                                                         108,898
                                                                     -----------
                                                                       5,904,032
NETHERLANDS 1.1%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.1%
CSM N.V.                                                     800          30,771

FURNITURE & HOUSEHOLD ITEMS 0.2%
Hunter Douglas N.V.                                          600          48,235

INFORMATION & SERVICES 0.5%
Koninklijke (Royal) Philips Electronics N.V.               2,400          90,248
Koninklijke BAM Groep N.V.                                 1,430          27,730
                                                                     -----------
                                                                         117,978

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
OIL & COAL RESOURCES 0.2%
Koninklijke DSM N.V.                                         900          44,388

WHOLESALE 0.1%
Buhrmann N.V.                                              2,000          29,671
                                                                     -----------
                                                                         271,043
NORWAY 0.7%
--------------------------------------------------------------------------------
INTEGRATED OIL COMPANIES 0.3%
Statoil A.S.A.                                             2,700          71,092

OIL & COAL RESOURCES 0.4%
Norsk Hydro A.S.A.                                         3,000          92,868
                                                                     -----------
                                                                         163,960
SPAIN 1.2%
--------------------------------------------------------------------------------
AIRLINES 0.2%
Iberia Lineas Aereas de Espana S.A.                       12,000          43,644

CONSTRUCTION & HOMEBUILDING 0.0%
Obrascon Huarte Lain, S.A.                                   162           4,991

CONSTRUCTION MATERIALS 0.1%
Cementos Portland Valderrivas, S.A.                          300          39,149

GAS & OTHER PUBLIC UTILITIES 0.2%
Enagas, S.A.                                               1,800          41,843

INTEGRATED OIL COMPANIES 0.3%
Repsol YPF S.A.                                            2,400          82,693

RESTAURANTS, HOTELS & THEATERS 0.4%
NH Hoteles, S.A.                                           1,600          31,702
Sol Melia, S.A.                                            3,000          59,466
                                                                     -----------
                                                                          91,168
                                                                     -----------
                                                                         303,488
SWEDEN 1.9%
--------------------------------------------------------------------------------
AIRLINES 0.3%
SAS AB *                                                   4,000          67,760

BASIC MINERALS & METALS 0.4%
Boliden AB                                                 3,600          91,761

CELLULAR & WIRELESS 0.3%
TeliaSonera AB                                            10,000          81,846

COMMUNICATIONS UTILITIES 0.2%
Tele2 AB, Class B                                          4,000          58,267

GOVERNMENT AIRCRAFT & DEFENSE 0.3%
Saab AB                                                    2,000          61,226

METAL PRODUCTS & MACHINERY 0.4%
Electrolux AB, Class B *                                   3,000          59,821
SSAB Svenskt Stal AB - Class B                             2,200          49,405
                                                                     -----------
                                                                         109,226
                                                                     -----------
                                                                         470,086
SWITZERLAND 3.0%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.2%
Barry Callebaut AG - Reg'd *                                 100          50,402

AUTOS 0.2%
Rieter Holding AG - Reg'd                                    105          54,786

BANKS & CREDIT INSTITUTIONS 0.4%
Banque Cantonale Vaudoise (BCV) - Reg'd                      100          48,130
Liechtenstein Landesbank AG                                   40          34,633
St. Galler Kantonalbank                                       50          20,968
                                                                     -----------
                                                                         103,731
CHEMICALS & RUBBER 0.4%
Ciba Specialty Chemicals AG - Reg'd                          900          59,751
Clariant AG - Reg'd *                                      3,000          44,763
                                                                     -----------
                                                                         104,514
CONSTRUCTION MATERIALS 0.3%
Holcim Ltd. - Reg'd                                          800          73,162

ELECTRIC UTILITIES 0.3%
Elektrizitaets-Gesellschaft Laufenburg AG                     21          22,238
Motor-Columbus Ltd.                                            5          38,982
                                                                     -----------
                                                                          61,220
INSURANCE 0.9%
Baloise Holding AG - Reg'd                                   600          59,815
Helvetia Holding AG                                          120          39,465
Swiss Life Holding - Reg'd *                                 240          59,912
Zurich Financial Services AG - Reg'd                         280          75,120
                                                                     -----------
                                                                         234,312
REAL ESTATE DEVELOPMENT 0.3%
Flughafen Zuerich AG - Reg'd                                  72          22,420
PSP Swiss Property AG *                                      800          45,916
                                                                     -----------
                                                                          68,336
                                                                     -----------
                                                                         750,463
UNITED KINGDOM 4.8%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.2%
Tate & Lyle plc                                            3,150          47,324

AUTOS 0.1%
GKN plc                                                    6,000          32,567

BANKS & CREDIT INSTITUTIONS 0.2%
Intermediate Capital Group plc                               976          32,296
Provident Financial plc                                    1,647          22,544
                                                                     -----------
                                                                          54,840
BASIC MINERALS & METALS 0.2%
Antofagasta plc                                               28             278
Kazakhmys plc                                              2,800          60,429
                                                                     -----------
                                                                          60,707

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
BEER, LIQUOR, & TOBACCO 0.5%
Gallaher Group plc                                         5,400         121,436

COMMERCIAL AIRCRAFT & COMPONENTS 0.0%
Cobham plc                                                 1,350           5,101

COMMUNICATIONS UTILITIES 0.1%
COLT Telecom Group S.A. *                                 12,000          31,417

CONSTRUCTION MATERIALS 0.0%
Cookson Group plc                                            800           9,808

DRUGS & PHARMACEUTICALS 0.2%
Shire Pharmaceuticals plc                                  2,500          51,583

ELECTRIC UTILITIES 0.2%
British Energy Group plc *                                 3,600          38,159

GOVERNMENT AIRCRAFT & DEFENSE 0.4%
BAE Systems plc                                           11,218          93,263

INSURANCE 0.3%
Brit Insurance Holdings plc                                4,000          24,663
Friends Provident plc                                     12,000          50,884
Old Mutual plc                                                63             214
                                                                     -----------
                                                                          75,761
MISCELLANEOUS FINANCE 0.3%
Legal & General Group plc                                 24,000          73,759

REAL ESTATE DEVELOPMENT 0.8%
British Land Co., plc                                      2,400          80,293
Brixton plc                                                3,000          33,728
Land Securities Group plc                                  1,675          75,967
                                                                     -----------
                                                                         189,988
RESTAURANTS, HOTELS & THEATERS 1.0%
Compass Group plc                                         12,500          70,815
Greene King plc                                            1,400          31,115
Millennium & Copthorne Hotel plc                           3,000          35,778
Punch Taverns plc                                            900          22,505
Whitbread plc                                                800          26,154
William Hill plc                                           3,200          39,495
Wolverhampton & Dudley Breweries plc                         900          31,813
                                                                     -----------
                                                                         257,675
RETAIL 0.1%
Alliance Boots plc                                         1,458          23,866

SOFTWARE 0.2%
Informa plc                                                3,300          38,454
                                                                     -----------
                                                                       1,205,708
UNITED STATES 45.9%
--------------------------------------------------------------------------------

AGRICULTURE, FOOD & BEVERAGE 0.7%
Campbell Soup Co.                                          1,480          57,557
Hansen Natural Corp. *                                     1,100          37,048
Medifast, Inc. *                                             400           5,032
The Coca-Cola Co.                                          1,400          67,550
The Pepsi Bottling Group, Inc.                                80           2,473
                                                                     -----------
                                                                         169,660
AIRLINES 0.5%
Air Methods Corp. *                                          400          11,168
AMR Corp. *                                                1,500          45,345
Continental Airlines, Inc., Class B *                        900          37,125
Midwest Air Group, Inc. *                                    400           4,600
US Airways Group, Inc. *                                     300          16,155
                                                                     -----------
                                                                         114,393
BANKS & CREDIT INSTITUTIONS 3.0%
Bank of America Corp.                                      5,100         272,289
Capital One Financial Corp.                                  400          30,728
Countrywide Financial Corp.                                5,526         234,579
Dollar Financial Corp. *                                     500          13,930
PNC Financial Services Group, Inc.                         1,600         118,464
State Street Corp.                                           500          33,720
The First Marblehead Corp.                                   900          49,185
                                                                     -----------
                                                                         752,895
BASIC MINERALS & METALS 1.0%
CommScope, Inc. *                                            900          27,432
Freeport-McMoRan Copper & Gold, Inc., Class B              1,900         105,887
General Cable Corp. *                                        140           6,119
Phelps Dodge Corp.                                           100          11,972
United States Steel Corp.                                  1,200          87,768
                                                                     -----------
                                                                         239,178
BIOTECHNOLOGY 1.2%
Biogen Idec, Inc. *                                        2,100         103,299
Celgene Corp. *                                            3,170         182,370
Digene Corp. *                                               400          19,168
                                                                     -----------
                                                                         304,837
CELLULAR & WIRELESS 0.7%
NII Holdings, Inc. *                                       2,600         167,544

CHEMICALS & RUBBER 1.2%
Hercules, Inc. *                                           1,700          32,827
Innospec, Inc.                                               300          13,965
LSB Industries, Inc. *                                       300           3,474
Monsanto Co.                                               3,200         168,096
PPG Industries, Inc.                                       1,400          89,894
                                                                     -----------
                                                                         308,256
COMMERCIAL AIRCRAFT & COMPONENTS 0.1%
Ladish Co., Inc. *                                           300          11,124

COMMUNICATIONS UTILITIES 2.5%
American Tower Corp., Class A *                            2,800         104,384
AT&T Corp.                                                 5,510         196,982
Broadwing Corp. *                                          1,500          23,430
Knology, Inc. *                                              500           5,320
Qwest Communications International, Inc. *                13,500         112,995
The DIRECTV Group, Inc. *                                  6,800         169,592

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
The Knot, Inc. *                                             590          15,482
                                                                     -----------
                                                                         628,185
CONSUMER DURABLES 1.1%
Harley-Davidson, Inc.                                      4,000         281,880

DRUGS & PHARMACEUTICALS 0.9%
Allergan, Inc.                                               900         107,766
Indevus Pharmaceuticals, Inc. *                            1,100           7,810
Schering-Plough Corp.                                        280           6,619
The Medicines Co. *                                          800          25,376
Wyeth                                                      1,700          86,564
                                                                     -----------
                                                                         234,135
ELECTRIC UTILITIES 1.2%
Edison International                                       3,300         150,084
Foster Wheeler Ltd. *                                        898          49,516
FPL Group, Inc.                                              310          16,870
Ormat Technologies, Inc.                                     500          18,410
PG&E Corp.                                                 1,300          61,529
                                                                     -----------
                                                                         296,409
FINANCIAL INVESTMENTS 0.1%
Allis-Chalmers Energy, Inc. *                                400           9,216
Iconix Brand Group, Inc. *                                   400           7,756
                                                                     -----------
                                                                          16,972
FOREST PRODUCTS & PAPER 0.1%
Cenveo, Inc. *                                             1,100          23,320

FURNITURE & HOUSEHOLD ITEMS 0.5%
Cybex International, Inc. *                                  400           2,404
GameTech International, Inc. *                               400           4,792
Genlyte Group, Inc. *                                        300          23,433
International Game Technology                              1,780          82,236
                                                                     -----------
                                                                         112,865
GAS & OTHER PUBLIC UTILITIES 0.1%
El Paso Corp.                                              1,900          29,032
Hanover Compressor Co. *                                       7             132
                                                                     -----------
                                                                          29,164
GOVERNMENT AIRCRAFT & DEFENSE 0.4%
Smith & Wesson Holding Corp. *                               900           9,306
Textron, Inc.                                              1,000          93,770
                                                                     -----------
                                                                         103,076
HEALTH CARE & HOSPITAL 0.3%
Advocat, Inc. *                                              100           1,607
Laboratory Corp. of America Holdings *                       900          66,123
                                                                     -----------
                                                                          67,730
INFORMATION & SERVICES 0.8%
Accenture Ltd., Class A                                      640          23,635
Alliance Data Systems Corp. *                                620          38,732
Corrections Corp. of America *                               800          36,184
CPI Corp.                                                    300          13,947
ICT Group, Inc. *                                            300           9,477
Jones Lang LaSalle, Inc.                                     200          18,434
Manpower, Inc.                                                10             749
Parexel International Corp. *                                500          14,485
Rainmaker Systems, Inc. *                                    400           2,988
Standard Parking Corp. *                                     400          15,364
Thomas Group, Inc.                                           400           6,016
Trio-Tech International                                      200           2,250
Xanser Corp. *                                               800           3,888
                                                                     -----------
                                                                         186,149
INSTRUMENTS 1.3%
Angeion Corp. *                                              200           2,446
Bovie Medical Corp. *                                        400           3,628
Bruker BioSciences Corp. *                                 1,900          14,269
Honeywell International, Inc.                              5,500         248,820
Illumina, Inc. *                                             700          27,517
NumereX Corp, Class A *                                      400           3,764
OYO Geospace Corp. *                                         300          17,427
                                                                     -----------
                                                                         317,871
INSURANCE 2.2%
ACE Ltd.                                                   3,100         187,767
Everest Re Group Ltd.                                        500          49,055
Loews Corp.                                                3,900         161,733
The Allstate Corp.                                         1,200          78,132
The Chubb Corp.                                              630          33,333
Tower Group, Inc.                                            400          12,428
WellCare Health Plans, Inc. *                                500          34,450
                                                                     -----------
                                                                         556,898
INTEGRATED OIL COMPANIES 1.1%
ChevronTexaco Corp.                                        1,200          88,236
Exxon Mobil Corp.                                          2,510         192,341
                                                                     -----------
                                                                         280,577
IT HARDWARE 5.1%
Aehr Test Systems *                                          300           1,494
Agere Systems, Inc. *                                      2,000          38,340
Amkor Technology, Inc. *                                   2,700          25,218
Amphenol Corp., Class A                                    1,500          93,120
Anadigics, Inc. *                                            900           7,974
Atheros Communications *                                   1,000          21,320
Atmel Corp. *                                              6,200          37,510
Avaya, Inc. *                                              3,400          47,532
Avici Systems, Inc. *                                        300           2,325
Cisco Systems, Inc. *                                     15,609         426,594
Comtech Group, Inc. *                                        700          12,733
EMS Technologies, Inc. *                                     300           6,009
Flextronics International Ltd. *                           3,100          35,588
Harmonic, Inc. *                                           1,500          10,905
Harris Corp.                                                  90           4,128
Lam Research Corp. *                                       2,300         116,426
LSI Logic Corp. *                                          2,900          26,100
MEMC Electronic Materials, Inc. *                          3,100         121,334
Molex, Inc.                                                1,400          44,282
NVIDIA Corp. *                                             4,234         156,700
Semitool, Inc. *                                             100           1,331
Sirenza Microdevices, Inc. *                                 800           6,288
Stratex Networks, Inc. *                                   2,200          10,626
Technitrol, Inc.                                             900          21,501
                                                                     -----------
                                                                       1,275,378

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
LAND & WATER TRANSPORTATION 0.9%
Quality Distribution, Inc. *                                 500           6,660
Union Pacific Corp.                                        2,380         219,008
                                                                     -----------
                                                                         225,668
MAINFRAME & MINICOMPUTERS 0.1%
Cray, Inc. *                                                 500           5,940
Omnicell, Inc. *                                             500           9,315
Sun Microsystems, Inc. *                                   3,690          20,000
                                                                     -----------
                                                                          35,255
METAL PRODUCTS & MACHINERY 1.0%
AAON, Inc.                                                   300           7,884
EXX, Inc., Class A *                                         300           1,098
Flow International Corp. *                                   890           9,808
Gerber Scientific, Inc. *                                    500           6,280
Illinois Tool Works, Inc.                                    500          23,095
Intevac, Inc. *                                              400          10,380
Parker Hannifin Corp.                                      1,140          87,643
Powell Industries, Inc. *                                    170           5,367
Terex Corp. *                                                800          51,664
The Manitowoc Co., Inc.                                      700          41,601
Zoltek Cos., Inc. *                                          400           7,868
                                                                     -----------
                                                                         252,688
MISCELLANEOUS FINANCE 2.2%
Chicago Mercantile Exchange Holdings, Inc., Class A          600         305,850
Diamond Hill Investment Group *                              200          16,746
International Assets Holding Corp. *                         300           8,613
Merrill Lynch & Co., Inc.                                  2,200         204,820
U.S. Global Investors, Inc., Class A *                       210          14,122
                                                                     -----------
                                                                         550,151
OIL & COAL RESOURCES 1.2%
ATP Oil & Gas Corp. *                                        600          23,742
Newfield Exploration Co. *                                   350          16,083
Noble Energy, Inc.                                         1,300          63,791
Prime-Energy, Inc. *                                         200          12,900
Questar Corp.                                              1,000          83,050
XTO Energy, Inc.                                           2,300         108,215
                                                                     -----------
                                                                         307,781
OIL DISTRIBUTION 0.2%
Holly Corp.                                                  900          46,260

OIL DRILLING & SERVICES 3.3%
Diamond Offshore Drilling, Inc.                            1,000          79,940
ENSCO International, Inc.                                  1,950          97,617
GlobalSantaFe Corp.                                        1,500          88,170
McDermott International, Inc. *                              800          40,688
Noble Corp.                                                  830          63,204
Omni Energy Services Corp. *                                 300           2,937
Pride International, Inc. *                                1,170          35,112
Schlumberger Ltd.                                          1,500          94,740
Superior Energy Services, Inc. *                           1,100          35,948
TETRA Technologies, Inc. *                                 1,100          28,138
Transocean, Inc. *                                         1,800         145,602
W-H Energy Services, Inc. *                                  490          23,858
Weatherford International Ltd. *                           2,200          91,938
                                                                     -----------
                                                                         827,892
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 1.3%
Brocade Communications Systems, Inc. *                     3,800          31,198
EMC Corp. *                                                  900          11,880
Hewlett-Packard Co.                                        5,800         238,902
Lexmark International, Inc.,  Class A *                      700          51,240
                                                                     -----------
                                                                         333,220
PUBLISHING, BROADCASTING & CINEMA 1.0%
Gannett Co., Inc.                                          1,500          90,690
Time Warner, Inc.                                          7,100         154,638
                                                                     -----------
                                                                         245,328
REAL ESTATE INVESTMENT TRUSTS 0.6%
Host Hotels & Resorts, Inc.                                2,500          61,375
iStar Financial, Inc.                                        500          23,910
Public Storage, Inc.                                         700          68,250
                                                                     -----------
                                                                         153,535
RESTAURANTS, HOTELS & THEATERS 0.7%
McDonald's Corp.                                           2,500         110,825
Wynn Resorts, Ltd. *                                         800          75,080
                                                                     -----------
                                                                         185,905
RETAIL 2.9%
Abercrombie & Fitch Co., Class A                             604          42,057
AutoZone, Inc. *                                           1,000         115,560
CDW Corp.                                                    600          42,192
Charlotte Russe Holding, Inc. *                              500          15,375
First Cash Financial Services, Inc. *                        700          18,109
Limited Brands, Inc.                                       1,200          34,728
Nordstrom, Inc.                                            1,267          62,514
Nutri/System, Inc. *                                         500          31,695
Office Depot, Inc. *                                       2,000          76,340
Safeway, Inc.                                              2,750          95,040
Staples, Inc.                                              2,210          59,007
The Kroger Co.                                               300           6,921
The TJX Cos., Inc.                                         4,170         118,928
                                                                     -----------
                                                                         718,466
SOAPS & COSMETICS 0.3%
Ecolab, Inc.                                               1,900          85,880

SOFTWARE 3.6%
Altiris, Inc. *                                              570          14,467
Aspen Technology, Inc. *                                     900           9,918
BEA Systems, Inc. *                                        3,700          46,546
BMC Software, Inc. *                                       2,500          80,500
Captaris, Inc. *                                             400           3,108
Cognizant Technology Solutions Corp., Class A *            1,500         115,740
Computer Sciences Corp. *                                  1,190          63,510
Datalink Corp. *                                             200           1,504

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
First Consulting Group, Inc. *                               500           6,880
First Data Corp.                                           1,200          30,624
Internap Network Services Corp. *                            700          13,909
International Business Machines Corp.                      2,280         221,502
Mentor Graphics Corp. *                                    1,400          25,242
Microsoft Corp.                                            2,200          65,692
Nuance Communications, Inc. *                              2,300          26,358
Opsware, Inc. *                                            2,200          19,404
Oracle Corp. *                                             6,570         112,610
Smith Micro Software, Inc. *                                 500           7,095
Synopsys, Inc. *                                           1,580          42,233
Versant Corp. *                                              200           2,724
                                                                     -----------
                                                                         909,566
TEXTILES & APPAREL 0.3%
Guess?, Inc. *                                               500          31,715
Interface, Inc., Class A *                                 1,200          17,064
The Gymboree Corp. *                                         500          19,080
                                                                     -----------
                                                                          67,859
WHOLESALE 0.2%
DXP Enterprises, Inc. *                                      200           7,008
KSW, Inc. *                                                  200           1,480
LKQ Corp. *                                                  200           4,598
WESCO International, Inc. *                                  700          41,167
                                                                     -----------
                                                                          54,253
                                                                     -----------
                                                                      11,478,203
                                                                     -----------
TOTAL COMMON STOCK
(COST $19,882,059)                                                    23,471,370

RIGHTS 0.0% OF NET ASSETS

JAPAN 0.0%
--------------------------------------------------------------------------------
BASIC MINERALS & METALS 0.0%
Dowa Mining *                                             11,000           4,700
                                                                     -----------
TOTAL RIGHTS
(COST $--)                                                                 4,700

SECURITY                                             FACE AMOUNT        VALUE
       RATE, MATURITY DATE                               ($)             ($)
SHORT-TERM INVESTMENT 12.9% OF NET ASSETS

REPURCHASE AGREEMENT 12.9%
--------------------------------------------------------------------------------
Custodian Trust Company, dated 12/29/06, due
   01/02/07 at 4.85%, with a maturity value of
   $3,232,807 (fully collateralized by U.S.
   Government Securities with a value of
   $3,544,771).                                        3,231,066       3,231,066
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $3,231,066)                                                      3,231,066

END OF INVESTMENTS.

At 12/31/06 the tax basis cost of the fund's investments was $23,232,040, and the unrealized appreciation and depreciation were $3,809,439 and ($334,344), respectively, with a net unrealized appreciation of $3,475,095.

*   Non-income producing security.
(a) All long positions are pledged as collateral for securities sold short.

                           AMOUNT OF                   AMOUNT OF
                            CURRENCY                    CURRENCY      UNREALIZED
              CURRENCY       TO BE        CURRENCY       TO BE          GAINS /
EXPIRATION     TO BE        RECEIVED       TO BE       DELIVERED        LOSSES
   DATE       RECEIVED    ($ X 1,000)    DELIVERED    ($ X 1,000)    ($ X 1,000)
FORWARD FOREIGN CURRENCY CONTRACTS

01/22/2007      JPY             645         USD             641              (4)
01/22/2007      JPY             694         USD             678             (16)
01/22/2007      JPY             390         USD             386              (4)
01/22/2007      JPY             359         USD             347             (12)
01/22/2007      JPY              79         USD              78              (1)
01/22/2007      JPY             204         USD             204              --
01/22/2007      JPY             750         USD             731             (19)
01/22/2007      JPY             600         USD             593              (7)
01/22/2007      USD           8,986         JPY           9,363              377

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
SHORT SALES 93.1% OF NET ASSETS

AUSTRIA 0.1%
--------------------------------------------------------------------------------
INSURANCE 0.1%
UNIQA Versicherungen AG                                      900          29,755

BELGIUM 0.5%
--------------------------------------------------------------------------------
FINANCIAL INVESTMENTS 0.5%
Almancora Comm. Va                                           400          56,911
Groupe Bruxelles Lambert S.A.                                600          71,960
                                                                     -----------
                                                                         128,871
                                                                     -----------
DENMARK 1.2%
--------------------------------------------------------------------------------
CHEMICALS & RUBBER 0.2%
Alk-Abello A/S                                               200          49,787

CONSTRUCTION MATERIALS 0.2%
FLSmidth & Co. A/S                                           800          50,777

DRUGS & PHARMACEUTICALS 0.4%
Genmab A/S *                                                 800          53,594
Novo-Nordisk A/S, Class B                                    600          49,961
                                                                     -----------
                                                                         103,555

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
INSTRUMENTS 0.2%
William Demant Holdings A/S *                                600          48,589

LAND & WATER TRANSPORTATION 0.2%
DSV A/S                                                      200          36,456
                                                                     -----------
                                                                         289,164
FINLAND 0.6%
--------------------------------------------------------------------------------

CONSTRUCTION & HOMEBUILDING 0.4%
Kone Oyj                                                     800          45,240
YIT Oyj                                                    1,800          49,621
                                                                     -----------
                                                                          94,861
RETAIL 0.2%
Kesko Oyj                                                    900          47,475
                                                                     -----------
                                                                         142,336
FRANCE 3.8%
--------------------------------------------------------------------------------

AGRICULTURE, FOOD & BEVERAGE 0.4%
Groupe Danone                                                600          90,734

CHEMICALS & RUBBER 0.4%
Air Liquide S.A.                                             400          94,777

CONSTRUCTION & HOMEBUILDING 0.4%
Vinci S. A.                                                  700          89,216

FINANCIAL INVESTMENTS 0.1%
Eurazeo                                                      255          36,399

INSTRUMENTS 0.1%
Neopost S.A.                                                 300          37,637

INSURANCE 0.6%
Assurances Generales de France (AGF)                         154          23,947
Euler Hermes S.A.                                            312          45,132
Financiere Marc de Lacharriere S.A.                          430          41,190
SCOR                                                      14,000          41,338
                                                                     -----------
                                                                         151,607
IT HARDWARE 0.2%
Silicon-On-Insulator Technologies (SOITEC) *               1,400          49,487

LAND & WATER TRANSPORTATION 0.1%
Societe des Autoroutes Paris-Rhin-Rhone (SAPRR)              336          26,792

PUBLISHING, BROADCASTING & CINEMA 0.2%
Societe Television Francaise 1                             1,500          55,588

REAL ESTATE DEVELOPMENT 0.3%
Klepierre                                                    225          42,418
Societe Immobilliere de Location pour
   l'Industrie et le Commerce (Silic)                        200          30,068
                                                                     -----------
                                                                          72,486
RETAIL 0.2%
Casino Guichard-Perrachon S.A.                               600          55,620

SOAPS & COSMETICS 0.3%
L'Oreal S.A.                                                 800          79,970

TEXTILES & APPAREL 0.2%
Hermes International                                         370          46,254

WHOLESALE 0.3%
Essilor International S.A.                                   600          64,415
                                                                     -----------
                                                                         950,982
GERMANY 2.9%
--------------------------------------------------------------------------------

AUTOS 0.2%
Porsche AG                                                    30          38,060

BANKS & CREDIT INSTITUTIONS 0.5%
Aareal Bank AG *                                             514          23,856
Hypo Real Estate Holding AG                                1,000          62,748
IKB Deutsche Industriebank AG                              1,200          46,734
                                                                     -----------
                                                                         133,338
CONSUMER DURABLES 0.2%
Rational AG                                                  210          39,065

FOREST PRODUCTS & PAPER 0.1%
Pfleiderer AG                                                800          21,517

FURNITURE & HOUSEHOLD ITEMS 0.1%
Bijou Brigitte Modische Accessoires AG                       180          35,410

INSURANCE 0.2%
MLP AG                                                     2,000          39,485

METAL PRODUCTS & MACHINERY 0.1%
Solarworld AG                                                600          37,393

MISCELLANEOUS FINANCE 0.3%
Deutsche Boerse AG                                           429          78,834

REAL ESTATE DEVELOPMENT 0.3%
IVG Immobilien AG                                          1,500          64,206

SOFTWARE 0.5%
SAP AG                                                     1,600          84,852
United Internet AG                                         3,000          49,068
                                                                     -----------
                                                                         133,920
WHOLESALE 0.4%
Celesio AG                                                   900          48,127
Fielmann AG                                                  800          51,505
                                                                     -----------
                                                                          99,632
                                                                     -----------
                                                                         720,860
ITALY 1.9%
--------------------------------------------------------------------------------

BANKS & CREDIT INSTITUTIONS 0.8%
Banca CR Firenze                                          19,714          66,175
Banca Monte dei Paschi di Siena S.p.A.                     2,000          12,915

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Banca Popolare di Sondrio Scrl                             3,000          57,471
Mediobanca S.p.A.                                          2,400          56,549
                                                                     -----------
                                                                         193,110
CONSTRUCTION MATERIALS 0.3%
Saipem S.p.A.                                              3,000          77,839

FURNITURE & HOUSEHOLD ITEMS 0.1%
Bulgari S.p.A.                                             1,700          24,062

INSURANCE 0.7%
Alleanza Assicurazioni S.p.A.                              4,000          53,297
Assicurazioni Generali S.p.A.                              2,000          87,588
Mediolanum S.p.A                                           4,000          32,521
                                                                     -----------
                                                                         173,406
                                                                     -----------
                                                                         468,417
JAPAN 23.8%
--------------------------------------------------------------------------------

AGRICULTURE, FOOD & BEVERAGE 0.1%
Coca-Cola West Holdings Co., Ltd.                          1,000          23,157

AUTOS 0.4%
Toyota Motor Corp.                                         1,500         100,390

BANKS & CREDIT INSTITUTIONS 2.3%
Aeon Credit Service Co., Ltd.                              1,900          35,984
Credit Saison Co., Ltd.                                      800          27,481
Mizuho Trust & Banking Co., Ltd.                          27,000          59,738
Suruga Bank Ltd.                                           5,000          61,923
The Bank Of Fukuoka, Ltd.                                  7,000          50,920
The Bank of Yokohama Ltd.                                 15,000         117,150
The Chiba Bank Ltd.                                       13,000         109,717
The Keiyo Bank Ltd.                                        4,000          21,967
The Musashino Bank Ltd.                                      200           9,660
The Shizuoka Bank, Ltd.                                    7,000          69,357
                                                                     -----------
                                                                         563,897
BASIC MINERALS & METALS 0.2%
Mitsui & Co., Ltd.                                         4,000          59,936

BEER, LIQUOR, & TOBACCO 0.1%
Takara Holdings, Inc.                                      4,000          25,750

CHEMICALS & RUBBER 1.3%
Kao Corp.                                                  4,000         107,643
Nissan Chemical Industries Ltd.                            5,000          62,059
Shin-Etsu Chemical Co., Ltd.                               1,500         100,127
Toray Industries, Inc.                                     9,000          67,309
                                                                     -----------
                                                                         337,138
COMMUNICATIONS UTILITIES 0.5%
Softbank Corp.                                             6,400         123,991

CONSTRUCTION & HOMEBUILDING 1.6%
Chiyoda Corp.                                              4,000          78,196
JGC Corp.                                                  5,000          85,788
Kajima Corp.                                              18,000          78,810
Obayashi Corp.                                            12,000          77,793
Shimizu Corp.                                             14,000          69,893
                                                                     -----------
                                                                         390,480
CONSTRUCTION MATERIALS 0.7%
Ibiden Co., Ltd.                                           2,100         105,625
Toto Ltd.                                                  7,000          69,790
                                                                     -----------
                                                                         175,415
CONSUMER DURABLES 1.1%
Daikin Industries Ltd.                                     3,700         128,498
Funai Electric Co., Ltd.                                     300          24,254
Sony Corp.                                                 2,600         111,346
                                                                     -----------
                                                                         264,098
ELECTRIC UTILITIES 0.3%
Chubu Electric Power Co., Inc.                             2,800          83,665

FINANCIAL INVESTMENTS 0.8%
Jafco Co., Ltd.                                              300          14,805
ORIX Corp.                                                   500         144,996
Square Enix Co., Ltd.                                      1,100          28,893
                                                                     -----------
                                                                         188,694
FOREST PRODUCTS & PAPER 0.4%
Nippon Paper Group, Inc.                                      13          48,955
Uni-Charm Corp.                                              800          47,510
                                                                     -----------
                                                                          96,465
INFORMATION & SERVICES 0.5%
Park24 Co., Ltd.                                           2,600          33,240
Secom Co., Ltd.                                            1,800          93,194
                                                                     -----------
                                                                         126,434
INSTRUMENTS 0.8%
Sysmex Corp.                                                 400          15,619
Terumo Corp.                                               2,800         109,805
Yokogawa Electric Corp.                                    4,300          68,069
                                                                     -----------
                                                                         193,493
IT HARDWARE 3.3%
Advantest Corp.                                            1,600          91,724
Fanuc Ltd.                                                 1,100         107,956
Hoya Corp.                                                 3,900         152,010
Keyence Corp.                                                450         111,078
Murata Manufacturing Co., Ltd.                             1,400          94,465
Nidec Corp.                                                1,200          92,873
Nidec Sankyo Corp.                                         3,000          26,858
Nitto Denko Corp.                                            200           9,991
Sharp Corp.                                                3,000          51,582
Tokyo Electron Ltd.                                        1,200          94,389
                                                                     -----------
                                                                         832,926
LAND & WATER TRANSPORTATION 1.1%
Kintetsu Corp.                                            19,000          55,322
Mitsui O.S.K. Lines Ltd.                                   8,000          79,013
Odakyu Electric Railway Co., Ltd.                         12,000          76,611
Yamato Holdings Co., Ltd.                                  5,000          76,738
                                                                     -----------
                                                                         287,684
MAINFRAME & MINICOMPUTERS 0.4%
Casio Computer Co., Ltd.                                   4,100          92,954

METAL PRODUCTS & MACHINERY 1.2%
Komatsu Ltd.                                               4,500          91,080

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Mitsubishi Electric Corp.                                 11,000         100,237
The Japan Steel Works, Ltd.                                6,000          46,861
Yaskawa Electric Corp.                                     5,000          57,796
                                                                     -----------
                                                                         295,974
OIL DISTRIBUTION 0.4%
Showa Shell Sekiyu K.K.                                    2,600          29,099
TonenGeneral Sekiyu K.K.                                   7,000          69,288
                                                                     -----------
                                                                          98,387
REAL ESTATE DEVELOPMENT 1.4%
Mitsubishi Estate Co., Ltd.                                5,000         129,197
Mitsui Fudosan Co., Ltd.                                   4,000          97,456
Sagami Railway Co., Ltd.                                   6,000          20,052
Sumitomo Realty & Development Co., Ltd.                    3,000          96,178
                                                                     -----------
                                                                         342,883
RESTAURANTS, HOTELS & THEATERS 0.5%
Nintendo Co., Ltd.                                           500         129,444

RETAIL 2.1%
Aeon Co., Ltd.                                             5,900         127,607
Don Quijote Co., Ltd.                                      4,200          80,175
Fast Retailing Co., Ltd.                                   1,100         104,797
Hikari Tsushin, Inc.                                       1,300          57,041
Isetan Co., Ltd.                                           1,700          30,614
Izumi Co., Ltd.                                              800          28,460
Komeri Co., Ltd.                                             500          14,644
Shimachu Co., Ltd.                                           900          26,077
Shimamura Co., Ltd.                                          500          57,287
                                                                     -----------
                                                                         526,702
SOFTWARE 1.4%
Konami Corp.                                               2,600          78,652
NTT Data Corp.                                                23         115,143
Oracle Corp.                                               1,000          46,271
Otsuka Corp.                                                 400          40,588
Trend Micro, Inc.                                          2,500          73,335
                                                                     -----------
                                                                         353,989
TRADING COMPANY 0.7%
Mitsubishi Corp.                                           5,000          93,944
Sumitomo Corp.                                             6,300          94,309
                                                                     -----------
                                                                         188,253
WHOLESALE 0.2%
Sumitomo Forestry Co., Ltd.                                4,000          43,266
                                                                     -----------
                                                                       5,945,465
NETHERLANDS 1.6%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.3%
Royal Numico N.V.                                          1,200          64,440

FINANCIAL INVESTMENTS 0.3%
Reed Elsevier N.V.                                         4,500          76,621

GOVERNMENT AIRCRAFT & DEFENSE 0.1%
European Aeronautic Defence and Space Co.                    472          16,195

INFORMATION & SERVICES 0.4%
Fugro N.V.                                                   900          42,930
SBM Offshore N.V.                                          1,616          55,455
                                                                     -----------
                                                                          98,385
IT HARDWARE 0.3%
ASML Holding N.V. *                                        3,000          74,036

METAL PRODUCTS & MACHINERY 0.1%
Aalberts Industries N.V.                                     400          34,504

REAL ESTATE DEVELOPMENT 0.1%
Rodamco Europe N.V.                                          284          37,712
                                                                     -----------
                                                                         401,893
NORWAY 0.7%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS 0.3%
DNB NOR A.S.A.                                             6,000          84,900

INFORMATION & SERVICES 0.2%
Acergy S.A. *                                              2,000          38,156

INSURANCE 0.2%
Storebrand A.S.A.                                          4,000          50,648
                                                                     -----------
                                                                         173,704
SPAIN 1.8%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.1%
Sos Cuetara S.A.                                           1,500          24,728

BANKS & CREDIT INSTITUTIONS 0.4%
Banco Espanol de Crecito S.A. (Banesto) *                  4,000          88,322

CONSTRUCTION & HOMEBUILDING 0.2%
Grupo Ferrovial S.A.                                         600          58,373

INSURANCE 0.2%
Grupo Catalana Occidente, S.A.                             1,500          54,315

LAND & WATER TRANSPORTATION 0.2%
Cintra Concesiones de Infraestructuras de
   Transporte S.A.                                         3,150          52,675

METAL PRODUCTS & MACHINERY 0.2%
Gamesa Corp. Tecnologica S.A.                              1,800          49,386
Zardoya Otis S.A.                                            208           6,300
                                                                     -----------
                                                                          55,686
REAL ESTATE DEVELOPMENT 0.2%
Grupo Inmocaral, S.A. *                                    6,000          40,783

RETAIL 0.3%
Industria de Diseno Textil S.A.                            1,349          72,567
                                                                     -----------
                                                                         447,449
SWEDEN 0.5%
--------------------------------------------------------------------------------
COMMUNICATIONS UTILITIES 0.2%
Eniro AB                                                   4,000          52,761

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
METAL PRODUCTS & MACHINERY 0.1%
Atlas Copco AB                                               600          20,090

PUBLISHING, BROADCASTING & CINEMA 0.2%
Modern Times Group AB, Class B *                           1,000          65,517
                                                                     -----------
                                                                         138,368
SWITZERLAND 1.9%
--------------------------------------------------------------------------------
BANKS & CREDIT INSTITUTIONS 0.1%
Neue Aargauer Bank                                            24          15,848

DRUGS & PHARMACEUTICALS 0.2%
Actelion Ltd. *                                              200          43,949

FINANCIAL INVESTMENTS 0.2%
Pargesa Holding S.A.                                         600          68,173

INFORMATION & SERVICES 0.2%
SGS S.A.                                                      40          44,439

INSTRUMENTS 0.8%
Nobel Biocare Holding AG                                     180          53,094
Phonak Holding AG                                            600          47,611
Straumann Holding AG                                         210          50,732
Synthes, Inc.                                                400          47,553
                                                                     -----------
                                                                         198,990
LAND & WATER TRANSPORTATION 0.2%
Kuehne & Nagel International AG                              720          52,306

METAL PRODUCTS & MACHINERY 0.2%
Geberit AG                                                    30          46,102
                                                                     -----------
                                                                         469,807
UNITED KINGDOM 6.8%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 0.3%
Cadbury Schweppes plc                                      7,666          81,878

BANKS & CREDIT INSTITUTIONS 0.6%
Northern Rock plc                                          2,400          55,181
Standard Chartered plc                                     2,932          85,414
                                                                     -----------
                                                                         140,595
BEER, LIQUOR, & TOBACCO 0.4%
Diageo plc                                                 4,597          90,321

CHEMICALS & RUBBER 0.3%
Imperial Chemical Industries plc                           7,332          64,766

CONSTRUCTION & HOMEBUILDING 0.8%
Barratt Developments plc                                   2,000          48,215
Bellway plc                                                1,200          36,194
Bovis Homes Group plc                                      1,500          31,748
George Wimpey plc                                              1               6
Persimmon plc                                              1,578          47,082
Redrow plc                                                 2,700          37,686
                                                                     -----------
                                                                         200,931
ELECTRIC UTILITIES 0.7%
Drax Group plc                                             2,800          44,587
National Grid plc                                          3,500          50,657
Scottish Southern Energy plc                               2,800          85,033
                                                                     -----------
                                                                         180,277
FINANCIAL INVESTMENTS 0.3%
Burberry Group plc                                         4,000          50,384
Reed Elsevier plc                                          2,700          29,613
                                                                     -----------
                                                                          79,997
FOREST PRODUCTS & PAPER 0.1%
Bunzl plc                                                  2,666          32,715

INFORMATION & SERVICES 1.3%
Capita Group plc                                           4,500          53,357
Homeserve plc                                              1,050          38,790
Intertek Group plc                                         2,100          34,194
Michael Page International plc                             3,000          26,496
Regus Group plc *                                         15,000          36,474
Rentokil Initial plc                                      12,000          38,809
Reuters Group plc                                          7,146          62,116
Serco Group plc                                            4,150          30,958
                                                                     -----------
                                                                         321,194
INSTRUMENTS 0.1%
Premier Farnell plc                                        5,400          20,816

IT HARDWARE 0.2%
ARM Holdings plc                                          15,000          36,788

LAND & WATER TRANSPORTATION 0.1%
Stagecoach Group plc                                       9,000          26,900

METAL PRODUCTS & MACHINERY 0.2%
Rexam plc                                                  4,500          46,205

OIL & COAL RESOURCES 0.7%
BG Group plc                                               6,400          87,027
Cairn Energy plc *                                         1,200          42,155
Sibir Energy plc *                                         3,000          25,175
Soco International plc *                                   1,200          32,401
                                                                     -----------
                                                                         186,758
PUBLISHING, BROADCASTING & CINEMA 0.3%
Emap plc                                                   2,100          33,060
United Business Media                                      2,450          33,127
                                                                     -----------
                                                                          66,187
RETAIL 0.3%
Signet Group plc                                          15,000          34,953
Tesco plc                                                  6,000          47,415
                                                                     -----------
                                                                          82,368
WHOLESALE 0.1%
Electrocomponents plc                                      6,000          34,333
                                                                     -----------
                                                                       1,693,029
UNITED STATES 45.0%
--------------------------------------------------------------------------------
AGRICULTURE, FOOD & BEVERAGE 1.3%
Cuisine Solutions, Inc. *                                    300           1,710
The Coca-Cola Co.                                            500          24,125
The Hershey Co.                                            1,800          89,640
Wm. Wrigley Jr. Co.                                        3,100         160,332

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Wm. Wrigley Jr. Co., Class B                                 775          39,835
                                                                     -----------
                                                                         315,642
AIRLINES 0.4%
ABX Air, Inc. *                                            1,200           8,316
Southwest Airlines Co.                                     6,100          93,452
                                                                     -----------
                                                                         101,768
AUTOS 0.6%
Ford Motor Co.                                            18,900         141,939
Gentex Corp.                                                 900          14,004
                                                                     -----------
                                                                         155,943
BANKS & CREDIT INSTITUTIONS 2.5%
AmericanWest Bancorp                                         300           7,266
Commerce Bancorp, Inc.                                     1,300          45,851
East West Bancorp, Inc.                                      900          31,878
Freddie Mac                                                3,400         230,860
Pennsylvania Commerce Bancorp, Inc. *                        300           7,890
SLM Corp.                                                  2,500         121,925
Sovereign Bancorp, Inc.                                      400          10,156
The Bank of New York Co., Inc.                             3,500         137,795
UCBH Holdings, Inc.                                        1,800          31,608
                                                                     -----------
                                                                         625,229
BASIC MINERALS & METALS 0.2%
Newmont Mining Corp.                                       1,000          45,150

BEER, LIQUOR, & TOBACCO 0.2%
Brown-Forman Corp., Class B                                  900          59,616

BIOTECHNOLOGY 1.8%
Affymetrix, Inc. *                                         1,100          25,366
Amgen, Inc. *                                              2,700         184,437
ArQule, Inc. *                                               800           4,736
CV Therapeutics, Inc. *                                      900          12,564
Encysive Pharmaceuticals, Inc. *                           1,400           5,894
Genentech, Inc. *                                          1,770         143,600
ImClone Systems, Inc. *                                    1,300          34,788
Keryx Biopharmaceuticals, Inc. *                             800          10,640
Neurocrine Biosciences, Inc. *                               900           9,378
Onyx Pharmaceuticals, Inc. *                                 900           9,522
ViaCell, Inc. *                                              900           4,248
                                                                     -----------
                                                                         445,173
CELLULAR & WIRELESS 0.1%
Centennial Communications Corp. *                          2,100          15,099
Rural Cellular Corp. *                                       400           5,256
                                                                     -----------
                                                                          20,355
CHEMICALS & RUBBER 0.7%
ADA-ES, Inc. *                                               200           3,254
American Vanguard Corp.                                      500           7,950
BioSphere Medical, Inc. *                                    160           1,069
Chemtura Corp.                                             3,500          33,705
Hexcel Corp. *                                             1,400          24,374
LESCO, Inc. *                                                300           2,595
The Dow Chemical Co.                                       2,800         111,832
                                                                     -----------
                                                                         184,779
COMMUNICATIONS UTILITIES 1.5%
Yahoo! Inc. *                                             14,700         375,438

CONSTRUCTION & HOMEBUILDING 1.0%
California Coastal Communities, Inc. *                       300           6,435
Centex Corp.                                               1,360          76,527
Champion Enterprises, Inc. *                               1,200          11,232
Lennar Corp., Class A                                      1,400          73,444
Pulte Homes, Inc.                                          2,120          70,215
                                                                     -----------
                                                                         237,853
CONSTRUCTION MATERIALS 0.0%
Rock of Ages Corp. *                                         300           1,224

CONSUMER DURABLES 0.0%
Fleetwood Enterprises, Inc. *                              1,100           8,701

DRUGS & PHARMACEUTICALS 1.1%
Abbott Laboratories                                        2,890         140,772
Allergan, Inc.                                               100          11,974
Alpharma, Inc., Class A                                    1,000          24,100
Anesiva, Inc. *                                              300           2,100
Cerus Corp. *                                                500           2,930
DUSA Pharmaceuticals, Inc. *                                 400           1,720
Hospira, Inc. *                                            1,300          43,654
ImmunoGen, Inc. *                                          1,000           5,070
Neurogen Corp. *                                             900           5,355
NPS Pharmacuticals, Inc. *                                 1,100           4,983
Par Pharmaceutical Cos., Inc. *                              700          15,659
ViroPharma, Inc. *                                         1,100          16,104
                                                                     -----------
                                                                         274,421
ELECTRIC UTILITIES 1.0%
PPL Corp.                                                  1,400          50,176
TECO Energy, Inc.                                          2,500          43,075
The AES Corp. *                                            6,000         132,240
The Southern Co.                                             700          25,802
                                                                     -----------
                                                                         251,293
FINANCIAL INVESTMENTS 0.0%
Marlin Business Services, Inc. *                             400           9,612

FOREST PRODUCTS & PAPER 0.3%
3M Co.                                                       300          23,379
Sealed Air Corp.                                             700          45,444
                                                                     -----------
                                                                          68,823
FURNITURE & HOUSEHOLD ITEMS 0.3%
Fiberstars, Inc. *                                           275           1,790
Kinetic Concepts, Inc. *                                     400          15,820
Newell Rubbermaid, Inc.                                    1,746          50,547
Procter & Gamble Co.                                         150           9,640
                                                                     -----------
                                                                          77,797
GAS & OTHER PUBLIC UTILITIES 0.0%
Casella Waste Systems, Inc. *                                500           6,115

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
GOVERNMENT AIRCRAFT & DEFENSE 0.0%
LaBarge, Inc. *                                              150           2,014
The Allied Defense Group, Inc. *                             300           6,375
                                                                     -----------
                                                                           8,389
HEALTH CARE & HOSPITAL 0.4%
Apria Healthcare Group, Inc. *                               800          21,320
Coventry Health Care, Inc. *                               1,300          65,065
HealthTronics, Inc. *                                        300           1,998
Stratagene Corp. *                                           500           3,720
Symbion, Inc. *                                              500           9,255
Tenet Healthcare Corp. *                                   1,300           9,061
                                                                     -----------
                                                                         110,419
INFORMATION & SERVICES 0.4%
Administaff, Inc.                                            600          25,662
deCODE genetics, Inc. *                                    1,100           4,983
Getty Images, Inc. *                                         400          17,128
Horizon Health Corp. *                                       300           5,871
Learning Tree International, Inc. *                          300           2,667
Robert Half International, Inc.                            1,120          41,574
SRI/Surgical Express, Inc. *                                 300           1,647
Universal Technical Institute, Inc. *                        500          11,105
                                                                     -----------
                                                                         110,637
INSTRUMENTS 1.3%
Adeza Biomedical Corp. *                                     400           5,964
Biomet, Inc.                                                 673          27,775
Biosite, Inc. *                                              300          14,655
Cepheid, Inc. *                                            1,000           8,500
Intuitive Surgical, Inc. *                                   500          47,950
Ixia *                                                     1,400          13,440
Measurement Specialties, Inc. *                              400           8,656
Medtronic, Inc.                                            1,100          58,861
OraSure Technologies, Inc. *                               1,100           9,086
Regeneration Technologies, Inc. *                            700           4,102
Somanetics Corp. *                                           358           8,173
St. Jude Medical, Inc. *                                   3,400         124,304
                                                                     -----------
                                                                         331,466
INSURANCE 0.6%
Marsh & McLennan Cos., Inc.                                3,600         110,376
WellPoint, Inc. *                                            300          23,607
Willis Group Holdings Ltd.                                   600          23,826
                                                                     -----------
                                                                         157,809
IT HARDWARE 7.2%
ADTRAN, Inc.                                               1,470          33,369
Altera Corp. *                                             3,300          64,944
Analog Devices, Inc.                                       2,800          92,036
Broadcom Corp., Class A *                                  4,100         132,471
Comverse Technology, Inc. *                                1,900          40,109
Cree, Inc. *                                               1,500          25,980
EFJ, Inc. *                                                  500           3,370
Integrated Silicon Solutions, Inc. *                         300           1,725
Intel Corp.                                               26,630         539,257
Intervoice, Inc. *                                           900           6,894
Juniper Networks, Inc. *                                   3,700          70,078
Kulicke and Soffa Industries, Inc. *                       1,000           8,400
Linear Technology Corp.                                    5,500         166,760
Maxim Integrated Products, Inc.                            4,800         146,976
Microsemi Corp. *                                          1,000          19,650
National Semiconductor Corp.                               2,400          54,480
QUALCOMM, Inc.                                             8,100         306,099
Teradyne, Inc. *                                           2,500          37,400
Vicor Corp.                                                1,000          11,110
Xilinx, Inc.                                               1,390          33,096
                                                                     -----------
                                                                       1,794,204
LAND & WATER TRANSPORTATION 1.2%
Genesee & Wyoming, Inc., Class A *                           800          20,992
Heartland Express, Inc.                                    1,800          27,036
Sirva, Inc. *                                              1,770           6,160
Trailer Bridge, Inc. *                                       400           3,440
United Parcel Service, Inc., Class B                       3,100         232,438
                                                                     -----------
                                                                         290,066
MAINFRAME & MINICOMPUTERS 1.5%
Dell, Inc. *                                              13,400         336,206
Palm, Inc. *                                               1,800          25,362
                                                                     -----------
                                                                         361,568
METAL PRODUCTS & MACHINERY 2.1%
Actuant Corp., Class A                                       600          28,590
Columbus McKinnon Corp. *                                    400           8,408
General Electric Co.                                      12,300         457,683
Zebra Technologies Corp., Class A *                        1,000          34,790
                                                                     -----------
                                                                         529,471
MISCELLANEOUS FINANCE 1.4%
Calamos Asset Management, Inc., Class A                      500          13,415
E*TRADE Financial Corp. *                                  4,000          89,680
Federated Investors, Inc., Class B                           300          10,134
First Albany Companies, Inc. *                               300             696
Legg Mason, Inc.                                           2,400         228,120
Stifel Financial Corp. *                                     300          11,769
                                                                     -----------
                                                                         353,814
OIL & COAL RESOURCES 1.5%
Bill Barrett Corp. *                                         900          24,489
Brigham Exploration Co. *                                  1,000           7,310
Encore Acquisition Co. *                                   1,000          24,530
EOG Resources, Inc.                                          410          25,605
Equitable Resources, Inc.                                    900          37,575
FX Energy, Inc. *                                            900           5,553
Massey Energy Co.                                          1,400          32,522
Murphy Oil Corp.                                             500          25,425
Petrohawk Energy Corp. *                                     400           4,600
Quicksilver Resources, Inc. *                              1,000          36,590
Southwestern Energy Co. *                                  1,200          42,060
Ultra Petroleum Corp. *                                    2,340         111,735
                                                                     -----------
                                                                         377,994
OIL DISTRIBUTION 0.1%
Cheniere Energy, Inc. *                                    1,000          28,870

LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
OIL DRILLING & SERVICES 0.1%
Parker Drilling Co. *                                      1,600          13,072

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.4%
Intermec, Inc. *                                           1,200          29,124
PAR Technology Corp. *                                       300           2,706
SanDisk Corp. *                                            1,500          64,545
                                                                     -----------
                                                                          96,375
PUBLISHING, BROADCASTING & CINEMA 1.4%
Clear Channel Communications, Inc.                         6,300         223,902
Fisher Communications, Inc. *                                150           6,631
Outdoor Channel Holdings, Inc. *                             500           6,415
Spanish Broadcasting System, Class A *                     1,400           5,754
Washington Post, Class B                                     120          89,472
XM Satellite Radio Holdings, Inc., Class A *               1,900          27,455
                                                                     -----------
                                                                         359,629
REAL ESTATE DEVELOPMENT 0.1%
Consolidated-Tomoka Land Co.                                 300          21,720
Wilshire Enterprises, Inc. *                                 300           1,365
                                                                     -----------
                                                                          23,085
REAL ESTATE INVESTMENT TRUSTS 2.1%
Duke Realty Corp.                                             60           2,454
Equity Residential                                         2,900         147,175
General Growth Properties, Inc.                            2,700         141,021
Kimco Realty Corp.                                         2,200          98,890
Plum Creek Timber Co., Inc.                                2,000          79,700
The Macerich Co.                                             600          51,942
                                                                     -----------
                                                                         521,182
RESTAURANTS, HOTELS & THEATERS 0.8%
Boyd Gaming Corp.                                          1,000          45,310
Isle of Capri Casinos, Inc. *                                700          18,606
Max & Erma's Restaurants, Inc. *                             200           1,600
Nevada Gold & Casinos, Inc. *                                400           1,516
Starwood Hotels & Resorts Worldwide, Inc.                  1,900         118,750
Texas Roadhouse, Inc., Class A *                           1,500          19,890
                                                                     -----------
                                                                         205,672
RETAIL 4.5%
Amazon.com, Inc. *                                         6,300         248,598
Barnes & Noble, Inc.                                         400          15,884
Bed, Bath & Beyond, Inc. *                                 2,200          83,820
eBay, Inc. *                                              10,500         315,735
Fastenal Co.                                               1,200          43,056
Finlay Enterprises, Inc. *                                   300           2,397
The Kroger Co.                                             4,600         106,122
The Pantry, Inc. *                                           400          18,736
Wal-Mart Stores, Inc.                                      4,100         189,338
Whole Foods Market, Inc.                                   1,190          55,847
Williams-Sonoma, Inc.                                      1,000          31,440
                                                                     -----------
                                                                       1,110,973
SOFTWARE 3.7%
Adobe Systems, Inc. *                                      3,300         135,696
Aptimus, Inc. *                                              200           1,320
Autobytel, Inc. *                                            800           2,800
Autodesk, Inc. *                                             700          28,322
Automatic Data Processing, Inc.                            1,900          93,575
Blackboard, Inc. *                                           600          18,024
CA, Inc.                                                     600          13,590
Computer Programs and Systems, Inc.                          160           5,438
Dendrite International, Inc. *                               900           9,639
Electronic Arts, Inc. *                                    2,900         146,044
Innotrac Corp. *                                             300             759
Kronos, Inc. *                                               600          22,044
Mediware Information Systems *                               300           2,508
Microsoft Corp                                             8,700         259,782
NAVTEQ Corp. *                                             1,200          41,964
Online Resources Corp. *                                     600           6,126
Phoenix Technologies Ltd. *                                  250           1,125
Q-Med, Inc. *                                                410           1,886
Red Hat, Inc. *                                              480          11,040
SM&A *                                                       400           2,320
Synplicity, Inc. *                                           600           3,756
The TriZetto Group, Inc. *                                   900          16,533
Verint Systems, Inc. *                                       500          17,140
VeriSign, Inc. *                                           3,170          76,239
WebSideStory, Inc. *                                         400           5,064
                                                                     -----------
                                                                         922,734
TEXTILES & APPAREL 0.3%
Cintas Corp.                                               1,200          47,652
The Timberland Co. *                                         600          18,948
                                                                     -----------
                                                                          66,600
WHOLESALE 0.9%
Brightpoint, Inc. *                                          380           5,111
Express Scripts, Inc. *                                    1,100          78,760
McKesson Corp.                                             1,900          96,330
Omnicare, Inc.                                             1,100          42,493
                                                                     -----------
                                                                         222,694
                                                                     -----------
                                                                      11,261,655
                                                                     -----------
TOTAL SHORT SALES
(PROCEEDS $21,939,211)                                                23,261,755

END OF SHORT SALE POSITIONS.

* Non-income producing security.

LAUDUS TRUST
LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS As of December 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                    ($)             ($)
--------------------------------------------------------------------------------
  94.1%  COMMON STOCK                                259,122,292    305,032,491

   7.1%  SHORT-TERM INVESTMENT                        22,977,666     22,977,666
--------------------------------------------------------------------------------
 101.2%  TOTAL INVESTMENTS                           282,099,958    328,010,157

(91.6)%  SHORT SALES                                (291,754,738)  (297,033,209)

  91.6%  DEPOSITS WITH BROKER AND
         CUSTODIAN BANK FOR
         SECURITIES SOLD SHORT                       297,043,164    297,043,164

 (1.2)%  OTHER ASSETS AND LIABILITIES                                (3,824,070)
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                 324,196,042

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES            ($)
COMMON STOCK (a) 94.1% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 1.6%
--------------------------------------------------------------------------------
Corn Products International, Inc.                         52,100       1,799,534
Diamond Foods, Inc.                                        7,170         136,302
Flowers Foods, Inc.                                        6,905         186,366
J & J Snack Foods Corp.                                    4,390         181,746
Lance, Inc.                                                2,214          44,457
National Beverage Corp. *                                  5,840          81,935
Omega Protein Corp. *                                     12,120          93,687
Penford Corp.                                              2,796          48,371
Ralcorp Holdings, Inc. *                                  23,140       1,177,594
Seaboard Corp.                                               400         706,000
Seneca Foods Corp., Class B *                              3,200          79,120
Tasty Baking Co.                                           8,210          73,808
The Hain Celestial Group, Inc. *                          14,570         454,730
The Pepsi Bottling Group, Inc.                               170           5,255
The Topps Co., Inc.                                       28,213         251,096
                                                                     -----------
                                                                       5,320,001
AIRLINES 0.8%
--------------------------------------------------------------------------------
ABX Air, Inc. *                                            1,200           8,316
Air Methods Corp. *                                        1,130          31,549
AirNet Systems, Inc. *                                     2,060           6,098
Alaska Air Group, Inc. *                                  29,040       1,147,080
Republic Airways Holdings, Inc. *                         13,700         229,886
SkyWest, Inc.                                             49,547       1,263,944
US Airways Group, Inc. *                                     160           8,616
                                                                     -----------
                                                                       2,695,489
AUTOS 1.1%
--------------------------------------------------------------------------------
Aftermarket Technology Corp. *                            19,091         406,257
Autoliv, Inc.                                             43,800       2,641,140
Noble International, Ltd.                                 11,200         224,560
Spartan Motors, Inc.                                       7,173         108,886
Supreme Industries, Inc., Class A                         12,630          80,579
Sypris Solutions, Inc.                                    15,020         104,389
                                                                     -----------
                                                                       3,565,811
BANKS & CREDIT INSTITUTIONS 2.5%
--------------------------------------------------------------------------------
1st Independence Financial Group, Inc.                        60             987
Advanta Corp., Class A                                     5,524         219,910
Advanta Corp., Class B                                     1,987          86,693
Ameriana Bancorp                                             299           3,908
American National Bankshares, Inc.                         4,800         111,936
Ameris Bancorp                                             2,735          77,072
Banco Latinoamericano de Exportaciones, S.A.,
  Class E                                                  5,020          85,139
BankUnited Financial Corp., Class A                       27,723         775,135
Berkshire Bancorp, Inc.                                    4,066          66,276
Beverly Hills Bancorp, Inc.                               13,820         114,568
BNCCorp, Inc. *                                              498           6,444
BOE Financial Services of Virginia, Inc.                     455          14,105
Britton & Koontz Capital Corp.                               200           3,998
Brunswick Bancorp *                                          120           1,542
C&F Financial Corp.                                          130           5,193
Cadence Financial Corp.                                    4,230          91,664
Carver Bancorp, Inc.                                         400           6,232
Central Bancorp, Inc.                                        450          14,355
Centrue Financial Corp.                                    1,630          31,736
CFS Bancorp, Inc.                                          1,255          18,386
Citizens First Bancorp, Inc.                                 329          10,113
Codorus Valley Bancorp, Inc.                               2,559          51,180
Community Bank Shares of Indiana, Inc.                     2,209          49,780
Community Capital Corp.                                      480          10,032
Community Financial Corp.                                  3,600          42,192
Community Shores Bank Corp. *                                 10             132
Community West Bancshares                                    808          12,807
CompuCredit Corp. *                                        1,590          63,298
Consumer Portfolio Services, Inc. *                       22,022         143,363
Corus Bankshares, Inc.                                    30,837         711,410
Cowlitz Bancorp *                                            100           1,689
Dearborn Bancorp, Inc. *                                   1,018          19,351
Delta Financial Corp.                                     15,530         157,319
Dollar Financial Corp. *                                  15,247         424,781
Exchange National Bancshares, Inc.                           420          13,230
Federal Agricultural Mortgage Corp., Class C               7,430         201,576
Fidelity Southern Corp.                                      510           9,491
First Bancshares, Inc.                                       200           3,480
First BancTrust Corp.                                        400           4,720
First Capital, Inc.                                        1,632          30,274
First Citizens BancShares, Inc.,
  Class A                                                    500         101,320
First Defiance Financial Corp.                             1,478          44,783
First Federal Bancshares of Arkansas, Inc.                    40             973
First Federal Bancshares, Inc.                               600          13,707

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES            ($)
First Federal Bankshares, Inc.                               100           2,170
First Financial Service Corp.                                110           3,388
First Keystone Finl, Inc. *                                  500           9,700
First M&F Corp.                                               42             816
First Mariner Bancorp, Inc. *                              3,181          59,008
First Merchants Corp.                                        211           5,737
First Niles Financial, Inc.                                   99           1,188
First Place Financial Corp.                                3,485          81,863
First United Corp.                                         2,375          51,727
First West Virginia Bancorp, Inc.                             10             198
FirstFed Financial Corp. *                                13,130         879,316
FNB Corp. of North Carolina                                5,020          92,067
FNB Corp. of Virginia                                        100           4,155
FNB Financial Services Corp.                               7,102         105,252
Franklin Bank Corp. *                                     15,464         317,631
Greene County Bancshares, Inc.                               100           3,973
Guaranty Federal Bancshares, Inc.                             10             287
Habersham Bancorp, Inc.                                    1,250          29,750
HF Financial Corp.                                           770          13,352
Hopfed Bancorp, Inc.                                          60             966
Horizon Bancorp                                            2,800          76,860
Integra Bank Corp.                                           624          17,172
Intervest Bancshares Corp. *                               2,930         100,821
ITLA Capital Corp.                                         4,700         272,177
Lakeland Financial Corp.                                     200           5,106
Leesport Financial Corp.                                   4,662         111,468
Lincoln Bancorp                                                8             160
LSB Financial Corp.                                        1,504          37,412
MASSBANK Corp.                                               400          13,156
Meta Financial Group, Inc.                                 1,100          32,780
MFB Corp.                                                    600          20,940
MidWestOne Financial Group, Inc.                           3,100          61,814
National Bankshares, Inc.                                    999          23,851
North Central Bancshares, Inc.                             1,867          73,756
North Valley Bancorp                                       2,800          51,744
Northeast Bancorp                                            270           5,183
Northrim BanCorp, Inc.                                     1,050          27,930
Northway Financial, Inc.                                     400          13,326
OceanFirst Financial Corp.                                 1,890          43,338
Pacific Premier Bancorp, Inc. *                              400           4,872
Parke Bancorp, Inc.                                        1,933          33,712
Parkvale Financial Corp.                                     630          20,002
PFF Bancorp, Inc.                                            480          16,565
Pinnacle Bancshares, Inc.                                    100           1,579
Provident Community Bancshares, Inc.                          50             983
Provident Financial Holdings, Inc.                         3,189          97,233
Renasant Corp.                                               374          11,440
Republic First Bancorp, Inc. *                             5,465          70,608
River Valley Bancorp                                         393           7,094
Simmons First National Corp., Class A                      2,094          66,066
South Street Financial Corp.                                 100             928
Southern Missouri Bancorp, Inc.                              130           1,899
Synovus Financial Corp.                                    5,500         169,565
Temple-Inland, Inc.                                          620          28,539
TF Financial Corp.                                         2,400          74,640
Tower Financial Corp.                                        300           5,340
United Bancorp, Inc., Ohio                                   207           2,064
United Bancshares, Inc.                                       10             174
United Community Financial Corp.                           4,173          51,078
United Security Bancshares, Inc.                           4,819         140,859
Unity Bancorp, Inc.                                        2,710          39,864
Vineyard National Bancorp                                  8,400         193,368
Wainwright Bank & Trust Co.                                4,841          53,638
Washington Savings Bank, F.S.B.                            6,400          56,000
Willow Financial Bancorp, Inc.                               350           5,222
Wright Express Corp. *                                     6,780         211,333
WSFS Financial Corp.                                       4,300         287,799
                                                                     -----------
                                                                       8,160,282
BASIC MINERALS & METALS 3.8%
--------------------------------------------------------------------------------
Allegheny Technologies, Inc.                              33,000       2,992,440
Chaparral Steel Co.                                          840          37,187
Cleveland-Cliffs, Inc.                                     5,480         265,451
CommScope, Inc. *                                            410          12,497
Freeport-McMoRan Copper & Gold, Inc., Class B              8,280         461,444
Friedman Industries, Inc.                                    200           2,420
Mueller Industries, Inc.                                  34,200       1,084,140
Olympic Steel, Inc.                                           39             867
Phelps Dodge Corp.                                        11,830       1,416,288
Precision Castparts Corp.                                 16,293       1,275,416
Southern Copper Corp.                                     29,740       1,602,689
Superior Essex, Inc. *                                     3,057         101,645
Synalloy Corp. *                                           2,600          48,217
United States Steel Corp.                                 42,920       3,139,169
Universal Stainless & Alloy Products, Inc. *               1,399          46,838
                                                                     -----------
                                                                      12,486,708
BEER, LIQUOR, & TOBACCO 0.1%
--------------------------------------------------------------------------------
The Boston Beer Co., Inc. *                                5,200         187,096

BIOTECHNOLOGY 1.7%
--------------------------------------------------------------------------------
Anika Therapeutics, Inc. *                                 9,463         125,574
BioMarin Pharmaceuticals, Inc. *                             420           6,884
Celgene Corp. *                                           73,438       4,224,888
Digene Corp. *                                            15,180         727,425
Diversa Corp. *                                           22,751         247,531
Harvard Bioscience, Inc. *                                30,270         155,285
                                                                     -----------
                                                                       5,487,587
CELLULAR & WIRELESS 1.1%
--------------------------------------------------------------------------------
NII Holdings, Inc. *                                      52,837       3,404,816
USA Mobility, Inc. *                                       4,280          95,744
                                                                     -----------
                                                                       3,500,560
CHEMICALS & RUBBER 2.9%
--------------------------------------------------------------------------------
A. Schulman, Inc.                                         13,817         307,428
Arch Chemicals, Inc.                                       4,560         151,894
Bairnco Corp.                                              2,660          33,915
CF Industries Holdings, Inc.                               8,050         206,402
FMC Corp.                                                 29,780       2,279,659
Hercules, Inc. *                                          87,390       1,687,501
Innospec, Inc.                                            10,400         484,120
NewMarket Corp.                                            4,910         289,935
PolyOne Corp. *                                           46,810         351,075
Stepan Co.                                                 1,700          53,839

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES            ($)
The Sherwin-Williams Co.                                  51,800       3,293,444
Westlake Chemical Corp.                                   11,140         349,573
                                                                     -----------
                                                                       9,488,785
COMMERCIAL AIRCRAFT & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Ducommun, Inc. *                                           5,410         123,781
Ladish Co., Inc. *                                         3,000         111,240
Triumph Group, Inc.                                        3,240         169,873
                                                                     -----------
                                                                         404,894
COMMUNICATIONS UTILITIES 0.9%
--------------------------------------------------------------------------------
Alaska Communications Systems Group, Inc.                  4,640          70,482
Atlantic Tele-Network, Inc.                                7,150         209,495
CT Communications, Inc.                                   14,797         339,147
D&E Communications, Inc.                                  11,663         147,537
Gilat Satellite Networks Ltd. *                           24,129         212,577
Golden Telecom, Inc.                                      10,134         474,677
Hickory Tech Corp.                                         1,740          12,441
Playboy Enterprises, Inc., Class A *                      20,310         234,174
RCN Corp. *                                                1,728          52,099
Time Warner Telecom, Inc., Class A *                      10,652         212,294
United Online, Inc.                                       52,080         691,622
US LEC Corp., Class A *                                    1,003           9,338
Vignette Corp. *                                           7,669         130,910
                                                                     -----------
                                                                       2,796,793
CONSTRUCTION & HOMEBUILDING 0.7%
--------------------------------------------------------------------------------
Comfort Systems USA, Inc.                                 39,250         496,120
Granite Construction, Inc.                                 5,100         256,632
Insituform Technologies, Inc., Class A *                  24,820         641,845
Meadow Valley Corp. *                                      3,780          38,367
Palm Harbor Homes, Inc. *                                  9,500         133,190
Perini Corp. *                                            17,200         529,416
Skyline Corp.                                              6,700         269,474
                                                                     -----------
                                                                       2,365,044
CONSTRUCTION MATERIALS 0.1%
--------------------------------------------------------------------------------
Ameron International Corp.                                 1,500         114,555
Continental Materials Corp. *                                800          21,168
Oil-Dri Corp. of America                                   2,050          34,604
Patrick Industries, Inc. *                                 1,880          23,359
Vulcan Materials Co.                                       1,000          89,870
                                                                     -----------
                                                                         283,556
CONSUMER DURABLES 0.1%
--------------------------------------------------------------------------------
Arctic Cat, Inc.                                          13,900         244,501
Koss Corp.                                                   100           2,336
Universal Electronics, Inc. *                             10,789         226,785
                                                                     -----------
                                                                         473,622
DRUGS & PHARMACEUTICALS 1.7%
--------------------------------------------------------------------------------
Cephalon, Inc. *                                          39,095       2,752,679
Geopharma, Inc. *                                          2,700          10,962
GTx, Inc. *                                                  620          11,061
King Pharmaceuticals, Inc. *                             163,490       2,602,761
Lifecore Biomedical, Inc. *                                   50             892
Matrixx Initiatives, Inc. *                                8,279         131,884
Natural Alternative International, Inc. *                    520           4,493
Nutraceutical International Corp. *                        2,740          41,949
Perrigo Co.                                                2,520          43,596
Schiff Nutrition International, Inc. *                     3,400          22,610
Sciele Pharma, Inc. *                                        264           6,336
                                                                     -----------
                                                                       5,629,223
ELECTRIC UTILITIES 1.9%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                  44,300       2,033,813
Central Vermont Public Service Corp.                         200           4,710
CH Energy Group, Inc.                                        700          36,960
DTE Energy Co.                                             2,668         129,158
Foster Wheeler Ltd. *                                        411          22,662
Maine & Maritimes Corp. *                                     10             152
Northeast Utilities                                       63,823       1,797,256
OGE Energy Corp.                                             100           4,000
Pinnacle West Capital Corp.                               23,500       1,191,215
Puget Energy, Inc.                                           510          12,934
Unisource Energy Corp.                                     1,740          63,562
Unitil Corp.                                               1,100          27,885
Westar Energy, Inc.                                       38,200         991,672
                                                                     -----------
                                                                       6,315,979
FINANCIAL INVESTMENTS 0.6%
--------------------------------------------------------------------------------
Aaron Rents, Inc.                                          8,890         255,854
Ampal-American Israel Corp., Class A *                     1,860           8,909
California First National Bancorp                          3,243          45,337
CEVA, Inc. *                                               2,724          17,624
Electro Rent Corp. *                                       4,794          80,060
ePlus, Inc. *                                              3,752          39,208
KMG America Corp. *                                       21,990         210,884
Macrovision Corp. *                                       35,005         989,241
PICO Holdings, Inc. *                                      2,131          74,095
SRS Labs, Inc. *                                           4,120          44,579
The Enstar Group, Inc. *                                     190          18,221
UTEK Corp.                                                 3,990          45,327
Willis Lease Finance Corp. *                               6,630          68,422
                                                                     -----------
                                                                       1,897,761
FOREST PRODUCTS & PAPER 0.3%
--------------------------------------------------------------------------------
American Woodmark Corp.                                   10,388         434,738
Cenveo, Inc. *                                             8,880         188,256
CSS Industries, Inc.                                         100           3,537
Lydall, Inc. *                                            14,960         161,718
Mod-Pac Corp. *                                            1,962          21,582
Nashua Corp. *                                               220           1,841
Schweitzer-Mauduit International, Inc.                     1,790          46,629
                                                                     -----------
                                                                         858,301
FURNITURE & HOUSEHOLD ITEMS 2.0%
--------------------------------------------------------------------------------
A.T. Cross Co., Class A *                                    300           2,280
Acuity Brands, Inc.                                          200          10,408
American Biltrite, Inc. *                                    710           6,518
AZZ, Inc. *                                                4,380         224,256

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES            ($)
Bassett Furniture Industries, Inc.                         4,350          71,079
Callaway Golf Co.                                          6,960         100,293
Channell Commercial Corp. *                                6,023          17,888
Chase Corp.                                                1,600          40,720
Chromcraft Revington, Inc. *                               6,140          52,743
Communications Systems, Inc.                               4,200          41,958
Craftmade International, Inc.                              2,120          38,075
Cybex International, Inc. *                               13,410          80,594
Furniture Brands International, Inc.                       3,990          64,758
GameTech International, Inc. *                               220           2,636
Genlyte Group, Inc. *                                      2,306         180,122
Griffon Corp. *                                           22,450         572,475
Herman Miller, Inc.                                        1,556          56,576
Hillenbrand Industries, Inc.                               5,010         285,219
Hooker Furniture Corp.                                     4,789          75,091
JAKKS Pacific, Inc. *                                     16,891         368,899
K2, Inc. *                                                27,630         364,440
La-Z-Boy, Inc.                                            41,740         495,454
Mity Enterprises, Inc. *                                     564          10,096
Movado Group, Inc.                                        15,420         447,180
National Presto Industries, Inc.                           1,320          79,028
Preformed Line Products Co.                                  500          17,625
Steelcase, Inc., Class A                                  74,100       1,345,656
Thomas & Betts Corp. *                                    28,380       1,341,806
Tredegar Corp.                                               860          19,445
                                                                     -----------
                                                                       6,413,318
GAS & OTHER PUBLIC UTILITIES 0.4%
--------------------------------------------------------------------------------
Artesian Resources Corp., Class A                            645          12,681
BIW Ltd.                                                     150           2,355
Florida Public Utilites Co.                                1,800          23,850
Industrial Services of America, Inc. *                       770           4,196
Middlesex Water Co.                                          590          11,051
Nicor, Inc.                                                9,330         436,644
Republic Services, Inc.                                    1,770          71,986
SJW Corp.                                                  8,380         324,809
Waste Industries USA, Inc.                                 5,030         153,515
WGL Holdings, Inc.                                         8,040         261,943
                                                                     -----------
                                                                       1,303,030
HEALTH CARE & HOSPITAL 1.9%
--------------------------------------------------------------------------------
Almost Family, Inc. *                                      1,900          82,403
American Shared Hospital Services                          3,400          22,610
Genesis HealthCare Corp. *                                 6,184         292,070
Gentiva Health Services, Inc. *                            7,245         138,090
Hanger Orthopedic Group, Inc. *                           16,900         127,257
Humana, Inc. *                                            57,650       3,188,622
IntegraMed America, Inc. *                                 4,925          74,121
Laboratory Corp. of America Holdings *                    20,490       1,505,400
MedCath Corp. *                                            6,576         179,920
MEDTOX Scientific, Inc. *                                  3,190          42,523
National Dentex Corp. *                                    4,480          78,400
National Healthcare Corp.                                    790          43,608
National Home Health Care Corp.                              224           2,569
NovaMed, Inc. *                                           21,660         163,966
RehabCare Group, Inc. *                                       80           1,188
Res-Care, Inc. *                                          20,969         380,587
                                                                     -----------
                                                                       6,323,334
INFORMATION & SERVICES 5.5%
--------------------------------------------------------------------------------
Ablest, Inc. *                                             2,100          13,629
ABM Industries, Inc.                                       2,680          60,863
Albany Molecular Research, Inc. *                          4,080          43,085
Alliance Data Systems Corp. *                             28,832       1,801,135
Angelica Corp.                                               940          24,252
Bioanalytical Systems, Inc. *                              1,250           6,875
Bluegreen Corp. *                                          5,990          76,852
Carriage Services, Inc. *                                  1,770           9,009
Cass Information Systems, Inc.                               990          35,818
CBIZ, Inc. *                                               1,760          12,267
CDI Corp.                                                 12,579         313,217
Ceridian Corp. *                                           7,490         209,570
Convergys Corp. *                                         39,390         936,694
CPI Corp.                                                  5,570         258,949
Ecology & Environment, Inc.                                3,030          33,027
Expedia, Inc. *                                           65,960       1,383,841
Exponent, Inc. *                                          14,000         261,240
Forrester Research, Inc. *                                 8,108         219,808
GP Strategies Corp. *                                     12,040          99,932
IAC/InterActiveCorp. *                                    40,675       1,511,483
ICT Group, Inc. *                                          1,395          44,068
Infinity Pharmaceuticals, Inc. *                           4,840          60,258
Kelly Services, Inc., Class A                             17,600         509,344
Kendle International, Inc. *                              12,687         399,006
Kforce, Inc. *                                            30,300         368,751
Layne Christensen Co. *                                    4,740         155,614
Manpower, Inc.                                             1,940         145,364
MAXIMUS, Inc.                                                210           6,464
Metal Management, Inc.                                    20,258         766,765
Monro Muffler Brake, Inc.                                 10,520         369,252
MPS Group, Inc. *                                         80,390       1,139,930
National Technical Systems, Inc. *                         1,350           9,221
Nobel Learning Communities, Inc. *                            40             458
On Assignment, Inc. *                                     19,748         232,039
PAREXEL International Corp. *                             23,700         686,589
PDI, Inc. *                                               14,400         146,160
RCM Technologies, Inc. *                                  12,100          72,479
Refac Optical Group *                                        240             960
Schnitzer Steel Industries, Inc., Class A                  9,598         381,041
Silverleaf Resorts, Inc. *                                 1,130           5,063
Spherion Corp. *                                          42,540         316,072
SRI/Surgical Express, Inc. *                                 100             549
TeleTech Holdings, Inc. *                                 29,570         706,132
The Dun & Bradstreet Corp. *                               8,000         662,320
The Geo Group, Inc. *                                      6,360         238,627
URS Corp. *                                               45,300       1,941,105
Vertrue, Inc. *                                            5,242         201,345
Viad Corp.                                                14,570         591,542
Volt Information Sciences, Inc. *                          8,000         401,680
VSE Corp.                                                  2,395          81,191
                                                                     -----------
                                                                      17,950,935
INSTRUMENTS 3.9%
--------------------------------------------------------------------------------
Aeroflex, Inc. *                                          66,100         774,692
Allied Healthcare Products, Inc. *                         1,442           7,455

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES            ($)
Angeion Corp. *                                            2,596          31,749
Astro-Med, Inc.                                            1,010          10,272
Atrion Corp.                                                 280          21,770
Beckman Coulter, Inc.                                     45,800       2,738,840
Bio-Rad Laboratories, Inc., Class A *                      4,520         372,990
Bruker BioSciences Corp. *                                23,818         178,873
Cardiac Science Corp. *                                    8,408          67,853
Cholestech Corp. *                                         3,530          65,023
Coherent, Inc. *                                          24,830         783,883
Datascope Corp.                                            9,164         333,936
Enpath Medical, Inc. *                                       210           3,056
Fei Co. *                                                 13,614         359,001
Frequency Electronics, Inc.                                  160           1,912
Hurco Cos., Inc. *                                         6,570         208,795
Icu Medical, Inc. *                                        2,447          99,544
IDEXX Laboratories, Inc. *                                 1,531         121,408
Illumina, Inc. *                                           4,289         168,601
Immucor, Inc. *                                              509          14,878
Input/Output, Inc. *                                      42,320         576,822
IntriCon Corp. *                                             850           4,225
Iridex Corp. *                                             1,520          13,482
K-Tron International, Inc. *                               2,300         171,741
Keithley Instruments, Inc.                                 1,510          19,856
Kewaunee Scientific Corp.                                  1,840          15,990
LeCroy Corp. *                                            12,400         142,724
Mesa Laboratories, Inc.                                      100           1,875
MOCON, Inc.                                                4,900          62,279
Molecular Devices Corp. *                                  1,700          35,819
New Brunswick Scientific Co., Inc. *                         520           4,212
O.I. Corp.                                                 1,200          13,680
Oakley, Inc.                                              19,420         389,565
OSI Systems, Inc. *                                       13,870         290,299
Palomar Medical Technologies, Inc. *                       2,172         110,055
Perceptron, Inc. *                                         7,500          63,525
Schmitt Industries, Inc. *                                   769           5,660
Sonic Innovations, Inc. *                                    130             677
Span-America Medical Systems, Inc.                         2,600          37,960
Tektronix, Inc.                                           31,464         917,805
Teleflex, Inc.                                            29,090       1,878,050
Tollgrade Communications, Inc. *                          12,776         135,042
Varian Medical Systems, Inc. *                             2,630         125,109
Viasys Healthcare, Inc. *                                 20,700         575,874
Vicon Industries, Inc. *                                      80             286
Waters Corp. *                                             6,410         313,898
ZEVEX International, Inc. *                                4,256          41,943
Zoll Medical Corp. *                                         540          31,450
Zygo Corp. *                                              16,250         267,312
                                                                     -----------
                                                                      12,611,746
INSURANCE 7.7%
--------------------------------------------------------------------------------
Alleghany Corp. *                                             50          18,180
American Equity Investment Life Holding Co.               11,420         148,803
American Financial Group, Inc.                            46,080       1,654,733
American National Insurance Co.                            3,081         351,573
American Safety Insurance Holdings Ltd. *                  5,000          92,750
Arch Capital Group Ltd. *                                 34,769       2,350,732
Aspen Insurance Holdings Ltd.                              7,668         202,129
CNA Financial Corp. *                                     44,530       1,795,450
Conseco, Inc. *                                          104,565       2,089,209
Crawford & Co., Class B                                    7,860          57,378
Endurance Specialty Holdings Ltd.                         36,580       1,338,096
Everest Re Group Ltd.                                     13,700       1,344,107
FPIC Insurance Group, Inc. *                               9,000         350,730
Hallmark Financial Services, Inc. *                          880           8,614
HCC Insurance Holdings, Inc.                              73,291       2,351,908
Horace Mann Educators Corp.                                  900          18,180
IPC Holdings, Ltd.                                        56,652       1,781,705
Kansas City Life Insurance Co.                               310          15,525
Max Re Capital Ltd.                                        8,559         212,434
Meadowbrook Insurance Group, Inc. *                        1,120          11,077
Mercer Insurance Group, Inc.                               2,140          43,142
MGIC Investment Corp.                                      4,700         293,938
National Western Life Insurance Co., Class A *               950         218,633
NYMAGIC, Inc.                                              2,290          83,814
Odyssey Re Holdings Corp.                                    480          17,904
Old Republic International Corp.                          13,350         310,788
PartnerRe Ltd.                                            35,400       2,514,462
Presidential Life Corp.                                      855          18,767
Radian Group, Inc.                                        22,300       1,202,193
Reinsurance Group of America, Inc.                        23,700       1,320,090
RenaissanceRe Holdings Ltd.                               35,546       2,132,760
RTW, Inc. *                                                  100             902
Unico American Corp. *                                     2,900          37,932
United America Indemnity Ltd., Class A *                  11,055         280,023
Wesco Financial Corp.                                        600         276,000
                                                                     -----------
                                                                      24,944,661
INTEGRATED OIL COMPANIES 0.0%
--------------------------------------------------------------------------------
Marathon Oil Corp.                                           263          24,327

IT HARDWARE 6.2%
--------------------------------------------------------------------------------
Advanced Energy Industries, Inc. *                        24,480         461,938
Agere Systems, Inc. *                                    138,200       2,649,294
American Technical Ceramics Corp. *                        4,840          78,795
Applied Innovation, Inc. *                                 9,220          29,596
Atmel Corp. *                                              1,230           7,442
Avici Systems, Inc. *                                      4,070          31,543
Avocent Corp. *                                            9,231         312,469
AVX Corp.                                                 45,095         666,955
Axcelis Technologies, Inc. *                               5,425          31,628
CTS Corp.                                                 25,780         404,746
Cymer, Inc. *                                             37,429       1,645,005
Digi International, Inc. *                                10,247         141,306
DSP Group, Inc. *                                          2,803          60,825
EMS Technologies, Inc. *                                  14,519         290,816
Emulex Corp. *                                             6,380         124,474
Espey Manufacturing & Electronics Corp.                    1,200          22,296
Exar Corp. *                                              27,676         359,788

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES            ($)
Fairchild Semiconductor International, Inc. *             56,677         952,740
Flextronics International Ltd. *                           2,270          26,060
Globecomm Systems, Inc. *                                  5,700          50,217
Harris Corp.                                              34,495       1,581,941
Integrated Device Technology, Inc. *                     152,951       2,367,682
IXYS Corp. *                                               4,870          43,343
LSI Logic Corp. *                                        294,900       2,654,100
LTX Corp. *                                               28,334         158,670
MEMC Electronic Materials, Inc. *                         11,000         430,540
Merix Corp. *                                             21,500         199,735
Merrimac Industries, Inc. *                                  800           8,000
MKS Instruments, Inc. *                                   28,854         651,523
Oplink Communications, Inc. *                              2,024          41,613
Park Electrochemical Corp.                                 3,905         100,163
Performance Technologies, Inc. *                           7,590          45,464
Pericom Semiconductor Corp. *                              1,535          17,606
Planar Systems, Inc. *                                    14,800         143,116
RF Monolithics, Inc. *                                     1,780           8,010
Rudolph Technologies, Inc. *                                 900          14,328
Semitool, Inc. *                                          15,675         208,634
Simclar, Inc. *                                            2,130          12,737
SonicWALL, Inc. *                                         43,250         364,165
Spectrum Control, Inc. *                                   7,900          76,788
Standard Microsystems Corp. *                             18,597         520,344
Technitrol, Inc.                                           5,410         129,245
Tekelec *                                                  7,020         104,107
Trans Lux Corp.                                            1,200           9,468
Vishay Intertechnology, Inc. *                           133,280       1,804,611
White Electronic Designs Corp. *                          24,000         130,560
                                                                     -----------
                                                                      20,174,426
LAND & WATER TRANSPORTATION 1.5%
--------------------------------------------------------------------------------
B & H Ocean Carriers Ltd. *                                5,780          86,700
Covenant Transport, Inc., Class A *                        4,055          46,227
Frozen Food Express Industries, Inc.                         623           5,358
GulfMark Offshore, Inc. *                                  3,080         115,223
Hub Group, Inc., Class A *                                13,238         364,707
Laidlaw International, Inc.                               50,360       1,532,455
P.A.M. Transportation Services, Inc. *                     4,520          99,530
Pacer International, Inc.                                  4,800         142,896
Saia, Inc. *                                                 678          15,736
Seacor Holdings, Inc. *                                   12,830       1,271,966
Smithway Motor Xpress Corp., Class A *                     4,920          49,200
Trico Marine Services, Inc. *                              1,686          64,591
U.S. Xpress Enterprises, Inc., Class A *                   8,819         145,249
Werner Enterprises, Inc.                                  45,837         801,231
                                                                     -----------
                                                                       4,741,069
METAL PRODUCTS & MACHINERY 4.6%
--------------------------------------------------------------------------------
Agco Corp. *                                              71,600       2,215,304
Allied Motion Technologies, Inc. *                         3,138          21,558
Ampco-Pittsburgh Corp.                                       150           5,022
Astec Industries, Inc. *                                  10,688         375,149
Asyst Technologies, Inc. *                                   500           3,655
Bonso Electronic International, Inc.                       2,830          14,037
Brooks Automation, Inc. *                                 42,700         614,880
Crown Holdings, Inc. *                                    83,930       1,755,816
Cummins, Inc.                                              4,020         475,084
Electro Scientific Industries, Inc. *                     15,304         308,222
EnPro Industries, Inc. *                                  11,380         377,930
Evans & Sutherland Computer Corp. *                        2,600          10,998
Freightcar America, Inc.                                  10,552         585,108
FSI International, Inc. *                                    375           1,976
Gardner Denver, Inc. *                                     2,880         107,453
Gehl Co. *                                                 8,685         239,098
Gerber Scientific, Inc. *                                 21,180         266,021
Hardinge, Inc.                                             2,010          30,271
International Aluminum Corp.                               1,600          78,000
Kadant, Inc. *                                            14,100         343,758
Kennametal, Inc.                                          19,760       1,162,876
Material Sciences Corp. *                                  9,880         127,847
Mfri, Inc. *                                                 100           1,970
Newport Corp. *                                            4,647          97,355
NN, Inc.                                                  10,089         125,406
P & F Industries, Inc. *                                     700           7,700
Q.E.P. Co., Inc. *                                         2,240          13,104
Regal Beloit Corp.                                        14,620         767,696
Robbins & Myers, Inc.                                      6,290         288,837
SPX Corp.                                                  2,560         156,570
Standex International Corp.                                6,700         201,871
TB Wood's Corp.                                            1,380          23,715
Tennant Co.                                                6,400         185,600
Terex Corp. *                                             20,530       1,325,827
Trinity Industries, Inc.                                  57,330       2,018,016
Twin Disc, Inc.                                              540          19,170
Varian Semiconductor Equipment Associates, Inc. *          2,250         102,420
Veeco Instruments, Inc. *                                 24,585         460,477
Velcro Industries N.V.                                       100           1,413
                                                                     -----------
                                                                      14,917,210
MISCELLANEOUS FINANCE 2.5%
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                        44,700       2,829,063
Chicago Mercantile Exchange Holdings, Inc., Class A          900         458,775
Cohen & Steers, Inc.                                       6,100         245,037
Knight Capital Group, Inc., Class A *                     83,587       1,602,363
Nuveen Investments, Inc., Class A                         18,200         944,216
Raymond James Financial, Inc.                             39,135       1,186,182
SEI Investments Co.                                          100           5,956
SWS Group, Inc.                                           12,910         460,887
Value Line, Inc.                                             300          13,635
Waddell & Reed Financial, Inc., Class A                   12,020         328,867
                                                                     -----------
                                                                       8,074,981
OIL & COAL RESOURCES 2.5%
--------------------------------------------------------------------------------
Callon Petroleum Co. *                                    17,800         267,534
Forest Oil Corp. *                                        52,200       1,705,896
Mariner Energy, Inc. *                                    41,550         814,380
Newfield Exploration Co. *                                41,910       1,925,764
Plains Exploration & Production Co. *                      2,850         135,461
Questar Corp.                                              2,060         171,083

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES            ($)
Swift Energy Co. *                                        28,000       1,254,680
Teton Energy Corp. *                                       2,700          13,473
Unit Corp. *                                              35,117       1,701,419
VAALCO Energy, Inc. *                                     13,800          93,150
                                                                     -----------
                                                                       8,082,840
OIL DISTRIBUTION 0.6%
--------------------------------------------------------------------------------
Adams Resources & Energy, Inc.                             2,770          83,377
Tesoro Corp.                                              18,525       1,218,389
Western Refining, Inc.                                    19,390         493,670
                                                                     -----------
                                                                       1,795,436
OIL DRILLING & SERVICES 4.3%
--------------------------------------------------------------------------------
Atwood Oceanics, Inc. *                                    1,900          93,043
Basic Energy Services, Inc. *                              6,230         153,570
Bronco Drilling Co., Inc. *                                    2              34
Dawson Geophysical Co. *                                   1,570          57,195
ENSCO International, Inc.                                 64,360       3,221,862
Helix Energy Solutions Group, Inc. *                      39,961       1,253,577
Pride International, Inc. *                               78,312       2,350,143
Rowan Cos., Inc.                                          52,230       1,734,036
Superior Energy Services, Inc. *                          58,100       1,898,708
TETRA Technologies, Inc. *                                37,536         960,171
Tidewater, Inc.                                           46,300       2,239,068
W-H Energy Services, Inc. *                                  860          41,873
                                                                     -----------
                                                                      14,003,280
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.5%
--------------------------------------------------------------------------------
Baldwin Technology Co., Inc., Class A *                   14,900          74,500
Brocade Communications Systems, Inc. *                    74,342         610,348
Hypercom Corp. *                                          33,030         209,740
Key Tronic Corp. *                                         5,106          24,407
SimpleTech, Inc. *                                        28,211         357,715
VeriFone Holdings, Inc. *                                  6,050         214,170
                                                                     -----------
                                                                       1,490,880
PUBLISHING, BROADCASTING & CINEMA 2.5%
--------------------------------------------------------------------------------
Acme Communications, Inc. *                                4,900          24,598
Alloy, Inc. *                                              2,190          25,207
Bowne & Co., Inc.                                         27,730         442,016
Champion Industries, Inc.                                  1,540          13,229
Consolidated Graphics, Inc. *                              9,900         584,793
Franklin Covey Co. *                                      19,150         133,667
Media General, Inc., Class A                               3,020         112,253
R.R. Donnelley & Sons Co.                                 82,120       2,918,545
Regent Communications, Inc. *                             29,687          84,014
Scholastic Corp. *                                        25,031         897,111
Source Interlink Cos., Inc. *                             32,300         263,568
Tribune Co.                                               84,110       2,588,906
Tufco Technologies, Inc. *                                   221           1,520
                                                                     -----------
                                                                       8,089,427
REAL ESTATE DEVELOPMENT 1.1%
--------------------------------------------------------------------------------
AMREP Corp.                                                1,200         147,000
Avatar Holdings, Inc. *                                    3,864         312,404
Griffin Land & Nurseries, Inc. *                             710          23,039
ILX Resorts, Inc.                                          1,900          17,898
J.W. Mays, Inc. *                                          2,600          55,250
Patriot Transportation Holding, Inc. *                     1,263         117,914
Service Corp. International                              212,145       2,174,486
Stewart Enterprises, Inc., Class A                        88,843         555,269
Stratus Properties, Inc. *                                   460          14,720
The Intergroup Corp. *                                       330           6,105
United Capital Corp. *                                       720          21,262
Wellsford Real Properties, Inc. *                          2,360          17,747
Wilshire Enterprises, Inc.                                   550           2,503
                                                                     -----------
                                                                       3,465,597
REAL ESTATE INVESTMENT TRUSTS 5.1%
--------------------------------------------------------------------------------
American First Apartment Investors, Inc.                     410           7,503
AmREIT, Inc., Class A                                        400           3,332
Ashford Hospitality Trust                                 47,190         587,516
Associated Estates Realty Corp.                            1,790          24,595
Cedar Shopping Centers, Inc.                              33,110         526,780
Commercial Net Lease Realty                               37,990         871,870
Cousins Properties, Inc.                                  13,060         460,626
Eagle Hospitality Properties Trust, Inc.                  15,230         139,811
Extra Space Storage, Inc.                                 22,790         416,145
Franklin Street Properties Corp.                          15,710         330,696
Gladstone Commercial Corp.                                   660          13,292
Highland Hospitality Corp.                                35,361         503,894
HRPT Properties Trust                                    137,476       1,697,829
Income Opportunity Realty Investors *                        590           3,997
Innkeepers USA Trust                                       2,810          43,555
iStar Financial, Inc.                                     51,117       2,444,415
LTC Properties, Inc.                                       9,840         268,730
Medical Properties Trust, Inc.                            32,230         493,119
Mission West Properties, Inc.                             10,440         136,764
Monmouth Capital Corp.                                     3,830          20,759
Monmouth Real Estate Investment Corp., Class A            18,189         153,697
National Health Investors, Inc.                           14,080         464,640
National Health Realty, Inc.                               4,100          98,400
One Liberty Properties, Inc.                               4,320         108,562
Republic Property Trust                                   14,940         172,408
Spirit Finance Corp.                                      84,803       1,057,493
Strategic Hotel & Resorts, Inc.                           18,710         407,691
Sunstone Hotel Investors, Inc.                            50,390       1,346,925
Supertel Hospitality, Inc.                                 6,700          46,431
Universal Health Realty Income Trust                       5,590         217,898
Urstadt Biddle Properties, Inc., Class A                  21,272         406,082
Weingarten Realty Investors                               53,396       2,462,090
Winston Hotels, Inc.                                      22,790         301,968
Winthrop Realty Trust                                     28,020         191,937
                                                                     -----------
                                                                      16,431,450
RESTAURANTS, HOTELS & THEATERS 1.9%
--------------------------------------------------------------------------------
Avalon Holdings Corp., Class A *                             100             720
Back Yard Burgers, Inc. *                                    270           1,418
Benihana, Inc., Class A *                                  8,634         265,064

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES            ($)
Bob Evans Farms, Inc.                                     17,743         607,165
Brinker International, Inc.                                7,740         233,438
Burger King Holdings, Inc. *                               8,900         187,790
Canterbury Park Holding Corp.                              3,900          53,430
CBRL Group, Inc.                                          23,469       1,050,472
Champps Entertainment, Inc. *                                290           2,016
Churchill Downs, Inc.                                        370          15,814
Darden Restaurants, Inc.                                      50           2,009
Famous Dave's of America, Inc. *                             110           1,812
Friendly Ice Cream Corp. *                                 3,010          36,872
Frisch's Restaurants, Inc.                                 4,500         132,300
Interstate Hotels & Resorts, Inc. *                       25,150         187,619
J. Alexander's Corp.                                       1,290          11,584
Jack in the Box, Inc. *                                    1,950         119,028
Live Nation, Inc. *                                        5,760         129,024
Lodgian, Inc. *                                            1,690          22,984
Luby's, Inc. *                                               880           9,583
Marcus Corp.                                              11,700         299,286
Max & Erma's Restaurants, Inc. *                           2,300          18,400
Mexican Restaurants, Inc. *                                  830           9,130
Nathan's Famous, Inc. *                                      450           6,462
Orient-Express Hotels Ltd., Class A                       16,850         797,342
Pinnacle Entertainment, Inc. *                            10,920         361,889
Red Lion Hotels Corp. *                                    7,730          98,480
Rubio's Restaurants, Inc. *                                5,720          56,342
Ruby Tuesday, Inc.                                           280           7,683
Star Buffet, Inc.                                          2,700          21,735
The Steak n Shake Co. *                                   26,000         457,600
Vail Resorts, Inc. *                                      19,726         884,119
                                                                     -----------
                                                                       6,088,610
RETAIL 6.1%
--------------------------------------------------------------------------------
1-800-FLOWERS.COM, Inc., Class A *                        25,266         155,639
AnnTaylor Stores Corp. *                                  19,032         625,011
Arden Group, Inc.                                            716          88,648
Asbury Automotive Group, Inc.                                890          20,968
Barnes & Noble, Inc.                                      42,120       1,672,585
Big Lots, Inc. *                                          86,280       1,977,538
Books-A-Million, Inc.                                        130           2,948
Cash America International, Inc.                          11,160         523,404
Charlotte Russe Holding, Inc. *                           10,795         331,946
Charming Shoppes, Inc. *                                  98,706       1,335,492
Circuit City Stores, Inc.                                  3,304          62,710
Collegiate Pacific, Inc.                                   8,810          83,343
Cost-U-Less, Inc. *                                        2,570          20,689
Deb Shops, Inc.                                              770          20,328
Dillard's, Inc., Class A                                     300          10,491
Dollar Tree Stores, Inc. *                                   230           6,923
EZCORP, Inc., Class A *                                   16,710         271,538
Finlay Enterprises, Inc. *                                 1,800          14,382
First Cash Financial Services, Inc. *                      8,198         212,082
Gottschalks, Inc. *                                        6,970          80,016
GSI Commerce, Inc. *                                      15,339         287,606
Hastings Entertainment, Inc. *                             3,280          23,222
Haverty Furniture Cos., Inc.                              20,790         307,692
Insight Enterprises, Inc. *                                3,236          61,063
Jennifer Convertibles, Inc. *                              1,640           8,741
Limited Brands, Inc.                                      83,000       2,402,020
Longs Drug Stores Corp.                                   12,770         541,193
Nordstrom, Inc.                                              170           8,388
OfficeMax, Inc.                                           49,100       2,437,815
PC Connection, Inc. *                                        515           7,638
Restoration Hardware, Inc. *                              30,471         259,308
REX Stores Corp. *                                         2,370          42,044
Rush Enterprises, Inc., Class A *                          3,123          52,841
Rush Enterprises, Inc., Class B *                          6,430         101,465
Sabre Holdings Corp., Class A                             33,852       1,079,540
Shoe Carnival, Inc. *                                      6,420         202,872
Smart & Final, Inc. *                                     10,850         205,065
Spartan Corp.                                             15,320         320,648
Sport Chalet, Inc., Class A *                              5,940          54,648
Sport Chalet, Inc., Class B *                              1,000           9,080
Stage Stores, Inc.                                         8,631         262,296
Stein Mart, Inc.                                          22,813         302,500
Systemax, Inc. *                                           5,352          93,392
The Cato Corp., Class A                                   18,770         430,021
The Great Atlantic & Pacific Tea Co., Inc. *              18,870         485,714
The Men's Wearhouse, Inc.                                 34,200       1,308,492
Trans World Entertainment Corp. *                         27,880         183,450
Village Super Market, Inc., Class A                        1,500         128,235
Weis Markets, Inc.                                         6,040         242,264
Zale Corp. *                                              11,770         332,032
Zones, Inc. *                                              1,820          13,595
                                                                     -----------
                                                                      19,711,561
SOAPS & COSMETICS 0.1%
--------------------------------------------------------------------------------
CCA Industries, Inc.                                         100           1,154
CPAC, Inc.                                                 2,885          24,667
Inter Parfums, Inc.                                        4,100          78,679
The Estee Lauder Cos., Inc., Class A                       1,550          63,271
                                                                     -----------
                                                                         167,771
SOFTWARE 6.3%
--------------------------------------------------------------------------------
Allscripts Healthcare Solutions, Inc. *                       38           1,026
Altiris, Inc. *                                            3,090          78,424
American Software, Inc., Class A                           7,000          48,510
Aspen Technology, Inc. *                                  47,283         521,059
Black Box Corp.                                           13,196         554,100
BMC Software, Inc. *                                     107,210       3,452,162
Cadence Design Systems, Inc. *                            19,840         355,334
Captaris Inc. *                                           12,620          98,057
Carreker Corp. *                                          19,085         145,809
CIBER, Inc. *                                             47,484         321,942
Cognizant Technology Solutions Corp., Class A *           17,591       1,357,322
Computer Task Group, Inc. *                                5,265          25,009
CSP, Inc. *                                                1,220           9,980
DocuCorp International, Inc. *                                20             204
Edgewater Technology, Inc. *                               9,580          58,534
Emdeon Corp. *                                           179,832       2,228,118
First Consulting Group, Inc. *                               640           8,806
Harris Interactive, Inc. *                                47,060         237,182
Hyperion Solutions Corp. *                                38,761       1,393,070
Imergent, Inc. *                                           3,500         100,240
Inforte Corp. *                                            7,170          26,816
INX, Inc. *                                                  140           1,102

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES            ($)
JDA Software Group, Inc. *                                24,805         341,565
John H. Harland Co.                                        1,350          67,770
Keane, Inc. *                                                 90           1,072
Lawson Software, Inc. *                                    1,354          10,006
Lightbridge, Inc. *                                       17,300         234,242
MapInfo Corp. *                                           18,876         246,332
Mentor Graphics Corp. *                                   69,500       1,253,085
Moldflow Corp. *                                           9,900         137,511
Ness Technologies, Inc. *                                 18,163         259,004
NetManage, Inc. *                                             70             370
NetScout Systems, Inc. *                                  21,070         174,881
Parametric Technology Corp. *                                450           8,109
PC-Tel, Inc. *                                            18,490         172,881
PDF Solutions, Inc. *                                      6,180          89,301
Perot Systems Corp., Class A *                             7,360         120,630
Quest Software, Inc. *                                    10,602         155,319
SAVVIS, Inc. *                                             9,957         355,564
SeaChange International, Inc. *                           22,585         230,819
SPSS, Inc. *                                              15,409         463,349
Sybase, Inc. *                                            67,220       1,660,334
Sykes Enterprises, Inc. *                                  2,819          49,727
Synopsys, Inc. *                                          96,020       2,566,615
Taleo Corp. *                                             13,413         183,356
Technology Solutions Co. *                                 2,200          15,158
TechTeam Global, Inc. *                                    3,550          39,938
TSR, Inc.                                                  3,200          13,088
Tyler Technologies, Inc. *                                15,600         219,336
Versant Corp. *                                              290           3,950
WebEx Communications, Inc. *                              12,690         442,754
                                                                     -----------
                                                                      20,538,872

TEXTILES & APPAREL 2.8%
--------------------------------------------------------------------------------
Ashworth, Inc. *                                              60             436
Culp, Inc. *                                              12,300          63,345
Cutter & Buck, Inc.                                        9,500         102,315
Decorator Industries, Inc.                                    40             292
G-III Apparel Group Ltd. *                                 7,880         148,380
Hallwood Group, Inc. *                                        60           7,350
Hampshire Group Ltd. *                                     5,770          95,609
Interface, Inc., Class A *                                16,350         232,497
Jones Apparel Group, Inc.                                 53,810       1,798,868
LaCrosse Footwear, Inc. *                                  2,884          38,271
Liz Claiborne, Inc.                                       23,223       1,009,271
Perry Ellis International, Inc. *                          6,421         263,261
Phillips-Van Heusen Corp.                                 47,510       2,383,577
Polo Ralph Lauren Corp.                                    2,310         179,395
R.G. Barry Corp. *                                           310           2,251
Skechers U.S.A., Inc., Class A *                          14,870         495,320
Steven Madden Ltd. *                                      19,200         673,728
Stride Rite Corp.                                         18,370         277,020
The Dixie Group, Inc. *                                      410           5,182
The Gymboree Corp. *                                      30,377       1,159,186
Weyco Group, Inc.                                          2,423          60,211
                                                                     -----------
                                                                       8,995,765

WHOLESALE 2.1%
--------------------------------------------------------------------------------
Anixter International, Inc. *                                100           5,430
Arrow Electronics, Inc. *                                  3,700         116,735
Avnet, Inc. *                                             99,567       2,541,946
Bell Microproducts, Inc. *                                 4,963          34,989
Brown Shoe Co., Inc.                                      16,185         772,672
Coast Distribution System, Inc.                            1,600          13,840
Delta Apparel, Inc.                                        5,250          89,722
Educational Development Corp.                              3,300          23,925
Huttig Building Products, Inc. *                          20,400         107,916
IKON Office Solutions, Inc.                                  200           3,274
Industrial Distribution Group, Inc. *                      3,810          37,719
Keystone Automotive Industries, Inc. *                     9,820         333,782
Lawson Products, Inc.                                        800          36,712
LKQ Corp. *                                                9,198         211,462
Nu Horizons Electronics Corp. *                           18,955         195,047
Nu Skin Enterprises, Inc., Class A                         8,660         157,872
Park-Ohio Holdings Corp. *                                 2,217          35,649
Richardson Electronics Ltd.                               18,081         164,718
TESSCO Technologies, Inc. *                                1,245          26,718
Traffix, Inc.                                                565           3,096
United Stationers, Inc. *                                  4,512         210,665
W.W. Grainger, Inc.                                       23,600       1,650,584
                                                                     -----------
                                                                       6,774,473
TOTAL COMMON STOCK
(COST $259,122,292)                                                  305,032,491

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                             ($)             ($)
SHORT-TERM INVESTMENT 7.1% OF NET ASSETS

REPURCHASE AGREEMENT 7.1%
--------------------------------------------------------------------------------
Custodian Trust Company, dated 12/29/06, due
   1/02/07 at 5.20% with a maturity value of
   $22,990,942 (fully collateralized by U.S.
   Treasury Note with a value of $23,122,913).        22,977,666      22,977,666
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $22,977,666)                                                    22,977,666

END OF INVESTMENTS.

At December 31, 2006 the tax basis cost of the fund's investments was $282,666,931 and the unrealized gains and losses were $48,440,958 and ($3,097,732), respectively, with a net unrealized appreciation of $45,343,226.

*     Non-income producing security.
(a)   All long positions are pledged as collateral for securities sold short.

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SHORT SALES 91.6% OF NET ASSETS

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES            ($)
AGRICULTURE, FOOD & BEVERAGE 1.8%
--------------------------------------------------------------------------------
Alico, Inc.                                                   41           2,076
Bunge Ltd.                                                37,430       2,714,049
Cagle's, Inc., Class A *                                   2,490          20,294
Chiquita Brands International, Inc.                       37,700         602,069
Farmer Brothers Co.                                        2,843          60,698
McCormick & Co., Inc.                                      6,900         266,064
Pilgrim's Pride Corp., Class B                            22,380         658,643
Sanderson Farms, Inc.                                     16,600         502,814
Tyson Foods, Inc., Class A                                62,450       1,027,303
                                                                     -----------
                                                                       5,854,010

AIRLINES 0.5%
--------------------------------------------------------------------------------
JetBlue Airways Corp. *                                   98,400       1,397,280
World Air Holdings, Inc. *                                10,190          89,876
                                                                     -----------
                                                                       1,487,156

AUTOS 1.0%
--------------------------------------------------------------------------------
Accuride Corp. *                                          23,800         267,988
ArvinMeritor, Inc.                                        32,540         593,204
Gentex Corp.                                              51,200         796,672
Lear Corp.                                                41,500       1,225,495
Proliance International, Inc. *                           13,000          59,800
Wabash National Corp.                                     27,530         415,703
                                                                     -----------
                                                                       3,358,862

BANKS & CREDIT INSTITUTIONS 6.0%
--------------------------------------------------------------------------------
Accredited Home Lenders Holding Co. *                      6,600         180,048
AmeriCredit Corp. *                                       44,860       1,129,126
Astoria Financial Corp.                                   79,500       2,397,720
Capitol Federal Financial                                  8,620         331,180
Cash Systems, Inc. *                                      13,190          94,177
CharterMac                                                22,400         480,928
Commerce Bancorp, Inc.                                    35,450       1,250,321
Encore Capital Group, Inc. *                              13,900         175,140
Euronet Worldwide, Inc. *                                 24,601         730,404
Flagstar Bancorp, Inc.                                    35,300         523,852
Global Cash Access Holdings, Inc. *                       51,720         839,416
Nelnet, Inc., Class A *                                   18,900         517,104
NetBank, Inc.                                                320           1,485
New York Community Bancorp, Inc.                         154,200       2,482,620
Old National Bancorp                                      42,180         798,046
Popular, Inc.                                            145,200       2,606,340
Southern Community Financial Corp.                        10,665         107,716
UCBH Holdings, Inc.                                        4,467          78,441
Valley National Bancorp                                   83,000       2,200,330
Webster Financial Corp.                                   48,600       2,367,792
Westamerica Bancorp                                        1,991         100,804
                                                                     -----------
                                                                      19,392,990

BASIC MINERALS & METALS 1.3%
--------------------------------------------------------------------------------
American Superconductor Corp. *                           11,200         109,872
Dynamic Materials Corp                                    10,000         281,000
Lone Star Technologies, Inc. *                            27,400       1,326,434
Meridian Gold, Inc. *                                     85,200       2,367,708
Quanex Corp.                                               2,450          84,745
                                                                     -----------
                                                                       4,169,759

BIOTECHNOLOGY 4.2%
--------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc. *                           27,058       1,092,873
Altus Pharmaceuticals, Inc. *                              7,300         137,605
Amylin Pharmaceuticals, Inc. *                            49,000       1,767,430
ARIAD Pharmaceuticals, Inc. *                             42,200         216,908
ArQule, Inc. *                                            28,326         167,690
CuraGen Corp. *                                           17,300          79,580
CV Therapeutics, Inc. *                                   40,000         558,400
Cypress Bioscience, Inc. *                                29,387         227,749
CYTOGEN Corp. *                                            2,393           5,576
Dyax Corp. *                                              22,556          68,345
Encysive Pharmaceuticals, Inc. *                          54,364         228,872
Geron Corp. *                                             43,693         383,624
Human Genome Sciences, Inc. *                            117,350       1,459,834
Idenix Pharmaceuticals, Inc. *                               100             869
ImClone Systems, Inc. *                                   52,763       1,411,938
Keryx Biopharmaceuticals, Inc. *                          36,770         489,041
Kosan Biosciences, Inc. *                                 16,900          93,795
Medarex Inc *                                            106,961       1,581,953
Myriad Genetics, Inc. *                                   34,200       1,070,460
Neurocrine Biosciences, Inc. *                            35,400         368,868
Onyx Pharmaceuticals, Inc. *                              27,600         292,008
Progenics Pharmaceuticals, Inc. *                          9,544         245,663
Seattle Genetics, Inc. *                                  17,000          90,610
Telik, Inc. *                                             40,000         177,200
Vertex Pharmaceuticals, Inc. *                            38,906       1,455,862
                                                                     -----------
                                                                      13,672,753

CELLULAR & WIRELESS 0.4%
--------------------------------------------------------------------------------
Centennial Communications Corp. *                         23,600         169,684
Dobson Communications Corp., Class A *                    99,699         868,378
Rural Cellular Corp. *                                    14,600         191,844
                                                                     -----------
                                                                       1,229,906

CHEMICALS & RUBBER 2.2%
--------------------------------------------------------------------------------
American Vanguard Corp.                                   17,600         279,840
BioSphere Medical, Inc. *                                  5,797          38,724
Calgon Carbon Corp. *                                     30,500         189,100
Chemtura Corp.                                               400           3,852
Cooper Tire & Rubber Co.                                  39,400         563,420
Georgia Gulf Corp.                                        15,700         303,167
Hexcel Corp. *                                            84,210       1,466,096
Nalco Holding Co. *                                       64,889       1,327,629
The Goodyear Tire & Rubber Co. *                         136,850       2,872,481
Valhi, Inc.                                                7,150         185,757
                                                                     -----------
                                                                       7,230,066

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES            ($)
COMMERCIAL AIRCRAFT & COMPONENTS 0.0%
--------------------------------------------------------------------------------
CPI Aerostructures, Inc. *                                   700           5,026
TransDigm Group, Inc. *                                    1,430          37,909
                                                                     -----------
                                                                          42,935
COMMUNICATIONS UTILITIES 2.0%
--------------------------------------------------------------------------------
A.D.A.M., Inc. *                                           8,400          51,072
Crown Media Holdings, Inc., Class A *                      4,799          17,420
EarthLink, Inc. *                                        127,500         905,250
EchoStar Communications Corp., Class A *                  84,159       3,200,567
IDT Corp. *                                                5,300          71,709
IDT Corp., Class B *                                      31,180         407,835
NTL, Inc.                                                 55,047       1,389,386
Sohu.com, Inc. *                                          20,100         482,400
                                                                     -----------
                                                                       6,525,639
CONSTRUCTION & HOMEBUILDING 3.3%
--------------------------------------------------------------------------------
California Coastal Communities, Inc. *                     6,276         134,620
Centex Corp.                                              49,634       2,792,905
Hovnanian Enterprises, Inc., Class A *                    20,600         698,340
KB Home                                                   53,500       2,743,480
M.D.C. Holdings, Inc.                                     31,810       1,814,761
Pulte Homes, Inc.                                         28,888         956,771
Sterling Construction Co., Inc. *                          1,500          32,640
The Ryland Group, Inc.                                    14,870         812,199
Toll Brothers, Inc. *                                     20,600         663,938
                                                                     -----------
                                                                      10,649,654
CONSTRUCTION MATERIALS 0.6%
--------------------------------------------------------------------------------
Headwaters, Inc. *                                        40,600         972,776
Nanophase Technologies Corp. *                             7,600          45,372
Owens-Illinois, Inc. *                                    47,700         880,065
                                                                     -----------
                                                                       1,898,213
CONSUMER DURABLES 1.1%
--------------------------------------------------------------------------------
Brunswick Corp.                                           78,000       2,488,200
Coachmen Industries, Inc.                                     60             660
Fleetwood Enterprises, Inc. *                             62,700         495,957
Harman International Industries, Inc.                      5,700         569,487
Marine Products Corp.                                      3,820          44,847
                                                                     -----------
                                                                       3,599,151
DRUGS & PHARMACEUTICALS 1.6%
--------------------------------------------------------------------------------
Adams Respiratory Therapeutics, Inc. *                    23,800         971,278
Adolor Corp. *                                            23,500         176,720
Alkermes, Inc. *                                           9,060         121,132
Atherogenics, Inc. *                                       9,200          91,172
AVANIR Pharmaceuticals, Class A *                            390             901
Bioenvision, Inc. *                                       29,700         137,808
Cytokinetics, Inc. *                                      10,940          81,831
Dendreon Corp. *                                          19,600          81,732
DepoMed, Inc. *                                              100             345
EPIX Pharmaceuticals, Inc. *                               4,533          31,278
ImmunoGen, Inc. *                                          6,212          31,495
Indevus Pharmaceuticals, Inc. *                           15,500         110,050
Inspire Pharmaceuticals, Inc. *                           16,700         106,045
Martek Biosciences Corp. *                                 8,370         195,356
Metabasis Therapeutics, Inc. *                            16,800         126,336
MGI Pharma, Inc. *                                         1,513          27,854
Nektar Therapeutics *                                      4,618          70,240
Neose Technologies, Inc. *                                 7,500          16,725
Neurogen Corp. *                                          34,000         202,300
NitroMed, Inc. *                                           5,700          13,965
NPS Pharmacuticals, Inc. *                                25,300         114,609
Panacos Pharmaceuticals, Inc. *                            2,000           8,020
PDL BioPharma, Inc. *                                      2,200          44,308
Penwest Pharmaceuticals Co. *                             16,735         278,136
Pharmacyclics, Inc. *                                      8,171          41,427
Pharmion Corp. *                                          11,851         305,045
SciClone Pharmaceuticals, Inc. *                           2,630           8,468
ViroPharma, Inc. *                                        57,953         848,432
Xenoport, Inc. *                                          13,400         328,970
ZymoGenetics, Inc. *                                      31,927         497,103
                                                                     -----------
                                                                       5,069,081
ELECTRIC UTILITIES 1.6%
--------------------------------------------------------------------------------
Dynegy, Inc. *                                           321,270       2,325,995
Environmental Power Corp. *                                8,370          74,074
Reliant Energy, Inc. *                                   186,260       2,646,755
                                                                     -----------
                                                                       5,046,824
FINANCIAL INVESTMENTS 0.2%
--------------------------------------------------------------------------------
Marlin Business Services, Inc. *                          11,518         276,778
TAL International Group, Inc.                             15,100         403,019
Williams Scotsman International, Inc. *                    6,286         123,331
Winmark Corp. *                                              116           2,342
                                                                     -----------
                                                                         805,470
FOREST PRODUCTS & PAPER 2.8%
--------------------------------------------------------------------------------
Bowater, Inc.                                             41,750         939,375
Deltic Timber Corp.                                        9,190         512,618
Graphic Packaging Corp. *                                 13,520          58,541
Louisiana-Pacific Corp.                                   89,100       1,918,323
Pope & Talbot, Inc. *                                     14,600          79,862
Potlatch Corp.                                            34,200       1,498,644
Rayonier, Inc.                                            56,700       2,327,535
Smurfit-Stone Container Corp. *                          164,428       1,736,360
                                                                     -----------
                                                                       9,071,258
FURNITURE & HOUSEHOLD ITEMS 1.5%
--------------------------------------------------------------------------------
Bally Technologies, Inc. *                                46,400         866,752
Constar International, Inc. *                              4,800          33,600
Fiberstars, Inc. *                                        12,600          82,026
Kinetic Concepts, Inc. *                                  40,900       1,617,595
Newell Rubbermaid, Inc.                                   52,114       1,508,700
Progressive Gaming International Corp. *                  30,400         275,728
Russ Berrie & Co., Inc. *                                  3,540          54,693
Sealy Corp.                                               19,400         286,150

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES            ($)
Virco Manufacturing Corp. *                                6,600          51,480
                                                                     -----------
                                                                       4,776,724
GAS & OTHER PUBLIC UTILITIES 0.4%
--------------------------------------------------------------------------------
American Ecology Corp.                                     3,100          57,381
Waste Connections, Inc. *                                 31,720       1,317,966
                                                                     -----------
                                                                       1,375,347
GOVERNMENT AIRCRAFT & DEFENSE 0.1%
--------------------------------------------------------------------------------
DRS Technologies, Inc.                                     4,600         242,328
Innovative Solutions & Support, Inc. *                    11,726         199,694
                                                                     -----------
                                                                         442,022
HEALTH CARE & HOSPITAL 0.9%
--------------------------------------------------------------------------------
Apria Healthcare Group, Inc. *                             1,447          38,563
Array BioPharma, Inc. *                                   38,000         490,960
Enzo Biochem, Inc. *                                      23,600         336,772
LifePoint Hospitals, Inc. *                               32,400       1,091,880
Tenet Healthcare Corp. *                                  81,700         569,449
United Surgical Partners International, Inc. *            12,443         352,759
VistaCare, Inc., Class A *                                 7,500          76,125
                                                                     -----------
                                                                       2,956,508
INFORMATION & SERVICES 5.1%
--------------------------------------------------------------------------------
Arbinet-thexchange, Inc. *                                 2,900          15,921
Arbitron, Inc.                                            26,200       1,138,128
Arena Pharmaceuticals, Inc. *                             38,880         501,941
Asset Acceptance Capital Corp. *                           2,360          39,695
Career Education Corp. *                                  86,600       2,145,948
ChoicePoint, Inc. *                                       50,300       1,980,814
Corinthian Colleges, Inc. *                               60,548         825,269
deCODE genetics, Inc. *                                   43,200         195,696
DeVry, Inc.                                               45,790       1,282,120
Emeritus Corp. *                                           4,380         108,843
Evergreen Energy, Inc. *                                  50,860         503,005
Exelixis, Inc. *                                          70,300         632,700
Iron Mountain, Inc. *                                     25,130       1,038,874
Jupitermedia Corp. *                                      19,300         152,856
Maxygen, Inc. *                                           10,170         109,531
Nuvelo, Inc. *                                            46,200         184,800
Rentech, Inc. *                                           77,700         292,929
Ritchie Bros. Auctioneers, Inc.                           19,800       1,060,092
Senomyx, Inc. *                                           18,750         243,563
Syntroleum Corp. *                                        11,500          39,790
The Advisory Board Co. *                                  16,900         904,826
The Corporate Executive Board Co.                         27,500       2,411,750
Universal Technical Institute, Inc. *                     21,300         473,073
UTI Worldwide, Inc.                                        6,400         191,360
                                                                     -----------
                                                                      16,473,524
INSTRUMENTS 3.1%
--------------------------------------------------------------------------------
Adeza Biomedical Corp. *                                  15,000         223,650
ATS Medical, Inc. *                                          500           1,035
Bausch & Lomb, Inc.                                       38,720       2,015,763
Caliper Life Sciences, Inc. *                              2,700          15,444
CAS Medical Systems, Inc. *                                  900           7,200
Cepheid, Inc. *                                           45,119         383,511
Clinical Data, Inc. *                                         81           1,300
Conor Medsystems, Inc. *                                   8,000         250,640
Cutera, Inc. *                                            12,400         334,800
Cyberonics, Inc. *                                        17,700         365,328
Daxor Corp. *                                                200           2,970
Dexcom, Inc. *                                            16,849         166,131
Dionex Corp. *                                             8,471         480,390
Endologix, Inc. *                                         28,030          98,105
FormFactor, Inc. *                                        14,570         542,733
I-Flow Corp. *                                            22,151         331,157
IntraLase Corp. *                                          3,200          71,616
Intuitive Surgical, Inc. *                                24,700       2,368,730
Kyphon, Inc. *                                             3,290         132,916
LoJack Corp. *                                            16,845         287,713
Luminex Corp. *                                           14,120         179,324
Measurement Specialties, Inc. *                           13,493         291,989
Merit Medical Systems, Inc. *                                 35             554
NMT Medical, Inc. *                                        8,260         111,758
OraSure Technologies, Inc. *                              40,700         336,182
RAE Systems, Inc. *                                        9,600          30,720
Regeneration Technologies, Inc. *                         15,730          92,178
Sirona Dental Systems, Inc. *                             12,700         489,077
STAAR Surgical Co. *                                       8,486          59,487
Streamline Health Solutions *                             10,100          57,570
Synergetics USA, Inc. *                                    7,510          32,819
ThermoGenesis Corp. *                                     28,700         123,697
Vnus Medical Technologies *                                8,670          76,990
                                                                     -----------
                                                                       9,963,477
INSURANCE 2.6%
--------------------------------------------------------------------------------
Brown & Brown, Inc.                                       81,500       2,299,115
Healthspring, Inc. *                                       6,490         132,072
United Fire & Casualty Co.                                18,131         639,118
White Mountains Insurance Group Ltd.                       4,600       2,665,378
Willis Group Holdings Ltd.                                66,030       2,622,051
                                                                     -----------
                                                                       8,357,734
IT HARDWARE 6.4%
--------------------------------------------------------------------------------
ADTRAN, Inc.                                              36,295         823,897
Altera Corp. *                                           142,166       2,797,827
Bookham, Inc. *                                           25,300         102,971
California Micro Devices Corp. *                             210             920
Carrier Access Corp. *                                    14,785          96,990
Comtech Telecommunications Corp. *                        20,300         772,821
DDi Corp. *                                               19,068         137,290
EFJ, Inc. *                                               17,500         117,950
Energy Conversion Devices, Inc. *                         30,600       1,039,788
Entegris, Inc. *                                         122,700       1,327,614
Foundry Networks, Inc. *                                  50,599         757,973
Ikanos Communications, Inc. *                             20,600         179,014
Intervoice, Inc. *                                        38,200         292,612
Itron, Inc. *                                             11,904         617,103
KLA-Tencor Corp.                                          30,700       1,527,325
Kulicke and Soffa Industries, Inc. *                      52,049         437,212
Leadis Technology, Inc. *                                 13,400          62,846
Metalink Ltd. *                                            2,600          15,106
Monolithic Power Systems *                                21,400         237,754
Nanometrics, Inc. *                                       17,985         142,261

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES            ($)
National Semiconductor Corp.                               6,790         154,133
O2Micro International Ltd. - ADR *                        26,910         230,080
OmniVision Technologies, Inc. *                           33,300         454,545
Optelecom-NKF Inc *                                        2,800          29,372
Plexus Corp. *                                            37,301         890,748
Power-One, Inc. *                                         61,360         446,701
Powerwave Technologies, Inc. *                            80,000         516,000
Rackable Systems, Inc. *                                  23,968         742,289
Rambus, Inc. *                                            75,025       1,420,223
RELM Wireless Corp. *                                        360           2,153
Sigmatel, Inc. *                                          31,300         137,094
Silicon Image, Inc. *                                         60             763
Silicon Laboratories, Inc. *                              10,200         353,430
Staktek Holdings, Inc. *                                  16,070          82,760
Synaptics, Inc. *                                         22,780         676,338
Teradyne, Inc. *                                         156,400       2,339,744
Tessera Technologies, Inc. *                              16,800         677,712
Universal Display Corp. *                                  4,800          72,048
Virage Logic Corp. *                                       5,523          51,309
Vyyo, Inc. *                                               6,500          29,055
Xilinx, Inc.                                               1,940          46,191
                                                                     -----------
                                                                      20,839,962
LAND & WATER TRANSPORTATION 1.8%
--------------------------------------------------------------------------------
Con-way, Inc.                                             42,700       1,880,508
Forward Air Corp.                                         12,800         370,304
General Maritime Corp.                                    14,220         500,402
Genesee & Wyoming, Inc., Class A *                        34,600         907,904
Rural/Metro Corp. *                                       21,700         176,421
Sirva, Inc. *                                             23,300          81,084
Teekay Shipping Corp.                                     44,710       1,950,250
Trailer Bridge, Inc. *                                     8,455          72,713
                                                                     -----------
                                                                       5,939,586
MAINFRAME & MINICOMPUTERS 0.2%
--------------------------------------------------------------------------------
Palm, Inc. *                                              50,000         704,500

METAL PRODUCTS & MACHINERY 4.4%
--------------------------------------------------------------------------------
Actuant Corp., Class A                                    23,900       1,138,835
Ball Corp.                                                63,900       2,786,040
Blount International, Inc. *                              34,600         465,716
Briggs & Stratton Corp.                                   40,350       1,087,432
Bucyrus International, Inc., Class A                      11,706         605,903
Columbus McKinnon Corp. *                                 17,300         363,646
Drew Industries, Inc. *                                    3,600          93,636
EnerSys *                                                    500           8,000
Environmental Tectonics Corp. *                            5,200          18,824
Joy Global, Inc.                                          57,700       2,789,218
Omega Flex, Inc. *                                         1,810          37,431
Pentair, Inc.                                             72,900       2,289,060
Plug Power, Inc. *                                        36,700         142,763
Ultralife Batteries, Inc. *                               12,800         140,928
Zebra Technologies Corp., Class A *                       64,000       2,226,560
                                                                     -----------
                                                                      14,193,992
MISCELLANEOUS FINANCE 2.1%
--------------------------------------------------------------------------------
Calamos Asset Management, Inc., Class A                   20,963         562,437
E*TRADE Financial Corp. *                                 92,728       2,078,962
First Albany Companies, Inc. *                                90             209
GAMCO Investors, Inc., Class A                             5,940         228,452
Jefferies Group, Inc.                                     76,600       2,054,412
Nasdaq Stock Market, Inc. *                               15,805         486,636
Sanders Morris Harris Group, Inc.                         13,300         169,841
Stifel Financial Corp. *                                   7,070         277,356
Thomas Weisel Partners Group, Inc. *                       7,400         156,140
W.P. Stewart & Co., Ltd.                                  45,400         719,136
                                                                     -----------
                                                                       6,733,581
OIL & COAL RESOURCES 2.6%
--------------------------------------------------------------------------------
Clayton Williams Energy, Inc. *                            5,627         204,316
Delta Petroleum Corp. *                                   48,000       1,111,680
Double Eagle Petroleum Co. *                               3,900          95,823
Edge Petroleum Corp. *                                     9,030         164,707
Encore Acquisition Co. *                                  30,521         748,680
Equitable Resources, Inc.                                 53,470       2,232,373
FX Energy, Inc. *                                         35,300         217,801
Infinity Energy Resources, Inc. *                            350           1,190
MarkWest Hydrocarbon, Inc.                                 1,976          95,935
Massey Energy Co.                                         17,300         401,879
Pogo Producing Co.                                         5,740         278,046
Quicksilver Resources, Inc. *                             44,300       1,620,937
Southwestern Energy Co. *                                 19,700         690,485
Warren Resources, Inc. *                                  42,646         499,811
                                                                     -----------
                                                                       8,363,663
OIL DISTRIBUTION 1.2%
--------------------------------------------------------------------------------
Cheniere Energy, Inc. *                                   42,400       1,224,088
Enbridge Energy Management, LLC *                          9,872         478,796
Kinder Morgan Management, LLC *                           47,558       2,172,460
                                                                     -----------
                                                                       3,875,344

OIL DRILLING & SERVICES 0.1%
--------------------------------------------------------------------------------
Parker Drilling Co. *                                     12,310         100,573
TGC Industries, Inc. *                                    17,100         143,640
                                                                     -----------
                                                                         244,213
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 0.6%
--------------------------------------------------------------------------------
Ampex Corp., Class A *                                       580          12,087
Avid Technology, Inc. *                                   23,600         879,336
Dot Hill Systems Corp. *                                  17,500          68,775
Echelon Corp. *                                           24,800         198,400
FalconStor Software, Inc. *                                1,380          11,937
Immersion Corp. *                                         20,450         148,262
Intermec, Inc. *                                           4,910         119,166
Mobility Electronics, Inc. *                              20,500          68,675
X-Rite, Inc.                                              27,060         332,838
                                                                     -----------
                                                                       1,839,476
PUBLISHING, BROADCASTING & CINEMA 3.8%
--------------------------------------------------------------------------------
Acco Brands Corp. *                                        6,640         175,761
Cadmus Communications Corp.                                    4              98
Central European Media Enterprises Ltd., Class A *           339          23,730
CKX, Inc. *                                               20,900         245,157

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES            ($)
Dow Jones & Co., Inc.                                     11,800         448,400
DreamWorks Animation SKG, Inc., Class A *                 29,800         878,802
Fisher Communications, Inc. *                              6,300         278,523
Nexstar Broadcasting Group, Inc., Class A *               17,300          79,580
R.H. Donnelley Corp. *                                    40,050       2,512,337
Salem Communications Corp., Class A *                         54             645
Sinclair Broadcast Group, Inc., Class A                   42,700         448,350
The E.W. Scripps Co., Class A                              6,500         324,610
The Interpublic Group of Cos., Inc. *                    268,830       3,290,479
The New York Times Co., Class A                           58,900       1,434,804
XM Satellite Radio Holdings, Inc., Class A *             156,034       2,254,691
Young Broadcasting, Inc., Class A *                        6,300          17,766
                                                                     -----------
                                                                      12,413,733
REAL ESTATE DEVELOPMENT 0.9%
--------------------------------------------------------------------------------
Consolidated-Tomoka Land Co.                               5,500         398,200
Forest City Enterprises, Inc., Class A                    36,110       2,108,824
Levitt Corp., Class A                                     16,800         205,632
Tejon Ranch Co. *                                          4,700         262,448
The St. Joe Co.                                            1,000          53,570
Thomas Properties Group, Inc.                                600           9,582
                                                                     -----------
                                                                       3,038,256
REAL ESTATE INVESTMENT TRUSTS 5.3%
--------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                      8,480         851,392
Apartment Investment & Management Co., Class A            41,967       2,350,991
BRE Properties, Class A                                   19,967       1,298,254
Equity Lifestyle Properties, Inc.                            200          10,886
Essex Property Trust, Inc.                                16,500       2,132,625
First Industrial Realty Trust, Inc.                       13,443         630,342
General Growth Properties, Inc.                            1,200          62,676
Glimcher Realty Trust                                     29,640         791,685
Kilroy Realty Corp.                                           10             780
Kimco Realty Corp.                                        56,120       2,522,594
Plum Creek Timber Co., Inc.                               54,500       2,171,825
Post Properties, Inc.                                     18,370         839,509
The Mills Corp.                                           34,100         682,000
United Dominion Realty Trust, Inc.                        73,824       2,346,865
Ventas, Inc.                                                 600          25,392
Washington Real Estate Investment Trust                   12,745         509,800
                                                                     -----------
                                                                      17,227,616
RESTAURANTS, HOTELS & THEATERS 2.0%
--------------------------------------------------------------------------------
Applebee's International, Inc.                                94           2,319
Boyd Gaming Corp.                                         15,800         715,898
Buca, Inc. *                                              15,800          75,998
Domino's Pizza, Inc.                                       3,050          85,400
Magna Entertainment Corp., Class A *                      15,200          68,552
MoneyGram International, Inc.                             13,730         430,573
Nevada Gold & Casinos, Inc. *                             11,200          42,448
P.F. Chang's China Bistro, Inc. *                         15,300         587,214
Peet's Coffee & Tea, Inc. *                                8,570         224,877
Red Robin Gourmet Burgers, Inc. *                         10,556         378,432
Scientific Games Corp., Class A *                         63,200       1,910,536
Six Flags, Inc. *                                         80,790         423,339
Sonic Corp. *                                             12,372         296,309
Texas Roadhouse, Inc., Class A *                          13,918         184,553
The Cheesecake Factory, Inc. *                            20,381         501,373
Westwood One, Inc.                                        62,700         442,662
                                                                     -----------
                                                                       6,370,483
RETAIL 5.5%
--------------------------------------------------------------------------------
99 Cents Only Stores *                                    22,900         278,693
Amazon.com, Inc. *                                        69,000       2,722,740
Celebrate Express, Inc. *                                  5,900          68,440
Chico's FAS, Inc. *                                       10,300         213,107
dELiA*s, Inc. *                                           21,400         224,486
Design Within Reach, Inc. *                                5,000          24,650
Dollar General Corp.                                      27,000         433,620
Guitar Center, Inc. *                                      7,400         336,404
Hot Topic, Inc. *                                            300           4,002
New York & Co., Inc. *                                     8,800         115,104
Pacific Sunwear of California, Inc. *                     65,200       1,276,616
Pathmark Stores, Inc. *                                   46,650         520,148
PetMed Express, Inc. *                                    18,600         248,310
PETsMART, Inc.                                            10,320         297,835
Pier 1 Imports, Inc.                                      76,090         452,735
RadioShack Corp.                                         117,200       1,966,616
School Specialty, Inc. *                                  21,000         787,290
Supervalu, Inc.                                           18,760         670,670
The Finish Line, Inc., Class A                            38,400         548,352
The Pantry, Inc. *                                        21,700       1,016,428
The Pep Boys-Manny, Moe & Jack                            44,100         655,326
Tiffany & Co.                                             64,660       2,537,258
Urban Outfitters, Inc. *                                  91,100       2,098,033
Whole Foods Market, Inc.                                   5,974         280,360
                                                                     -----------
                                                                      17,777,223
SOAPS & COSMETICS 0.1%
--------------------------------------------------------------------------------
Elizabeth Arden, Inc. *                                   24,518         467,068

SOFTWARE 6.6%
--------------------------------------------------------------------------------
Activision, Inc. *                                       166,611       2,872,374
ANSYS, Inc. *                                             29,100       1,265,559
Aptimus, Inc. *                                            5,800          38,280
Astea International, Inc. *                                1,500          10,140
Autodesk, Inc. *                                          65,305       2,642,240
Blackboard, Inc. *                                        25,000         751,000
Citrix Systems, Inc. *                                       180           4,869
Cogent, Inc. *                                            34,380         378,524
Computer Programs and Systems, Inc.                        9,100         309,309
Concur Technologies, Inc. *                               31,700         508,468
DealerTrack Holdings, Inc. *                              10,300         303,026
Dendrite International, Inc. *                            16,400         175,644
Emageon, Inc. *                                           14,000         215,040
eResearch Technology, Inc. *                              33,400         224,782
Global Payments, Inc.                                      8,400         388,920
Infospace, Inc. *                                         27,200         557,872
Internet Capital Group, Inc. *                                50             513
Kronos, Inc. *                                            21,400         786,236

LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES            ($)
Mercury Computer Systems, Inc. *                          17,300         231,128
NAVTEQ Corp. *                                            74,600       2,608,762
Online Resources Corp. *                                  21,641         220,955
PlanetOut, Inc. *                                         14,500          66,845
ProxyMed, Inc. *                                           6,390          29,522
Q-Med, Inc. *                                             15,286          70,316
Red Hat, Inc. *                                            6,020         138,460
SM&A *                                                     5,661          32,834
SRA International, Inc., Class A *                        24,500         655,130
SupportSoft, Inc. *                                       12,600          69,048
Take-Two Interactive Software, Inc. *                     61,500       1,092,240
The BISYS Group, Inc. *                                    1,540          19,881
The TriZetto Group, Inc. *                                36,276         666,390
Unisys Corp. *                                            76,800         602,112
Verint Systems, Inc. *                                     6,925         237,389
VeriSign, Inc. *                                         115,907       2,787,563
Websense, Inc. *                                           9,510         217,113
WebSideStory, Inc. *                                      17,800         225,348
                                                                     -----------
                                                                      21,403,832

TEXTILES & APPAREL 1.2%
--------------------------------------------------------------------------------
Phoenix Footwear Group, Inc. *                             1,780           7,832
Quiksilver, Inc. *                                       111,800       1,760,850
Tandy Brands Accessories, Inc.                             3,180          37,269
The Timberland Co. *                                      47,800       1,509,524
Under Armour, Inc. *                                       6,488         327,320
Volcom, Inc. *                                            11,756         347,625
                                                                     -----------
                                                                       3,990,420

WHOLESALE 2.5%
--------------------------------------------------------------------------------
Audiovox Corp., Class A *                                 17,600         247,984
Brightpoint, Inc. *                                        8,698         116,988
Central European Distribution Corp. *                     28,700         852,390
H&E Equipment Services, Inc. *                            12,000         297,240
Henry Schein, Inc. *                                      55,400       2,713,492
Lazare Kaplan International, Inc. *                        8,740          86,963
Lenox Group, Inc. *                                        7,210          46,144
Nash Finch Co.                                            11,900         324,870
Owens & Minor, Inc.                                          990          30,957
Patterson Cos., Inc. *                                    71,100       2,524,761
United Natural Foods, Inc. *                              25,596         919,409
                                                                     -----------
                                                                       8,161,198
TOTAL SHORT SALES
(PROCEEDS $291,754,738)                                              297,033,209
--------------------------------------------------------------------------------

END OF SHORT SALE POSITIONS.

* Non-income producing security
ADR -- American Depositary Receipt

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Acting Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Laudus Trust

By:          /s/ Evelyn Dilsaver
      ----------------------------------------
                 Evelyn Dilsaver
         President, Chief Executive Officer

Date: February 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Evelyn Dilsaver
      ----------------------------------------
                 Evelyn Dilsaver
         President, Chief Executive Officer

Date: February 14, 2007

By:          /s/ George Pereira
      ----------------------------------------
                 George Pereira
       Treasurer, Principal Financial Officer

Date: February 14, 2007